Quarterly Report
March 31, 2024
SSGA Active Trust
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR Blackstone High Income ETF
SPDR Blackstone Senior Loan ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR DoubleLine Total Return Tactical ETF
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
SPDR Nuveen Municipal Bond ETF
SPDR Nuveen Municipal Bond ESG ETF
SPDR Loomis Sayles Opportunistic Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
COMMODITIES — 17.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	6,620,588	$91,827,554
DOMESTIC EQUITY — 6.7%
The Energy Select Sector SPDR Fund (a)(b)	383,592	36,214,921
DOMESTIC FIXED INCOME — 4.3%
SPDR Bloomberg 1-3 Month T-Bills ETF (a)	254,168	23,332,622
INFLATION LINKED — 8.0%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	2,331,981	43,468,126
INTERNATIONAL EQUITY — 23.6%
SPDR S&P Global Infrastructure ETF (a)(b)	2,335,280	126,455,412
VanEck Agribusiness ETF (b)	18,099	1,359,778
		127,815,190
INTERNATIONAL FIXED INCOME — 4.3%
SPDR FTSE International Government Inflation-Protected Bond ETF (a)	586,121	23,433,118
NATURAL RESOURCES — 35.1%
SPDR Gold MiniShares Trust (a)(c)	364,634	16,062,128
SPDR S&P Global Natural Resources ETF (a)(b)	2,724,475	157,828,837
SPDR S&P Metals & Mining ETF (a)(b)	272,735	16,440,466
		190,331,431
REAL ESTATE — 1.0%
SPDR Dow Jones International Real Estate ETF (a)(b)	97,917	2,554,655
SPDR Dow Jones REIT ETF (a)(b)	27,486	2,590,556
		5,145,211
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $550,544,189)		541,568,173
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (d)(e)	206,225	$206,225
State Street Navigator Securities Lending Portfolio II (f)(g)	25,900,396	25,900,396
TOTAL SHORT-TERM INVESTMENTS (Cost $26,106,621)		$26,106,621
TOTAL INVESTMENTS — 104.8% (Cost $576,650,810)		567,674,794
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(25,942,745)
NET ASSETS — 100.0%		$541,732,049
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$541,568,173	$—	$—	$541,568,173
Short-Term Investments	26,106,621	—	—	26,106,621
TOTAL INVESTMENTS	$567,674,794	$—	$—	$567,674,794

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	2,108,232	$38,917,963	$21,917,438	$17,841,924	$(370,850)	$845,499	2,331,981	$43,468,126	$728,094
SPDR Bloomberg 1-3 Month T-Bills ETF	—	—	26,791,786	3,527,098	1,088	66,846	254,168	23,332,622	103,837
SPDR Dow Jones International Real Estate ETF	106,095	2,627,973	994,360	1,241,850	(42,488)	216,660	97,917	2,554,655	57,933
SPDR Dow Jones REIT ETF	118,899	10,753,226	1,137,434	9,436,234	(526,578)	662,708	27,486	2,590,556	102,137
SPDR FTSE International Government Inflation-Protected Bond ETF	327,586	13,679,991	16,748,009	6,375,160	28,717	(648,439)	586,121	23,433,118	659,685
SPDR Gold MiniShares Trust	276,756	10,541,636	10,070,456	6,755,088	442,965	1,762,159	364,634	16,062,128	—
SPDR S&P Global Infrastructure ETF	2,501,429	133,501,265	52,847,647	62,195,879	(581,488)	2,883,867	2,335,280	126,455,412	2,934,489
SPDR S&P Global Natural Resources ETF	2,741,886	147,815,074	62,228,298	64,120,130	162,723	11,742,872	2,724,475	157,828,837	2,588,120
SPDR S&P Metals & Mining ETF	332,119	16,878,288	5,742,545	9,104,915	1,117,780	1,806,768	272,735	16,440,466	107,578
State Street Institutional U.S. Government Money Market Fund, Class G Shares	21,584,135	21,584,135	22,603,887	43,981,797	—	—	206,225	206,225	945,385
State Street Navigator Securities Lending Portfolio II	32,724,798	32,724,798	638,429,704	645,254,106	—	—	25,900,396	25,900,396	168,296
The Energy Select Sector SPDR Fund	395,864	32,132,281	15,734,473	16,989,362	1,712,119	3,625,410	383,592	36,214,921	852,134
Total		$461,156,630	$875,246,037	$886,823,543	$1,943,988	$22,964,350		$474,487,462	$9,247,688
See accompanying notes to Schedule of Investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.5%
DOMESTIC EQUITY — 28.4%
iShares Mortgage Real Estate ETF (a)	64,884	$1,507,905
Schwab U.S. Dividend Equity ETF	93,477	7,537,051
SPDR ICE Preferred Securities ETF (a)(b)	127,334	4,440,137
SPDR Portfolio S&P 500 High Dividend ETF (b)	187,038	7,614,317
		21,099,410
DOMESTIC FIXED INCOME — 45.4%
SPDR Blackstone Senior Loan ETF (b)	104,859	4,415,612
SPDR Bloomberg 1-3 Month T-Bills ETF (b)	47,072	4,321,210
SPDR Bloomberg Convertible Securities ETF (a)(b)	40,801	2,980,105
SPDR Bloomberg High Yield Bond ETF (a)(b)	97,624	9,293,805
SPDR Portfolio Long Term Treasury ETF (b)	322,227	9,003,022
SPDR Portfolio Short Term Treasury ETF (b)	128,364	3,712,287
		33,726,041
INFLATION LINKED — 3.0%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	119,732	2,231,804
INTERNATIONAL EQUITY — 9.6%
SPDR S&P Global Infrastructure ETF (a)(b)	111,248	6,024,079
SPDR S&P International Dividend ETF (b)	31,742	1,115,731
		7,139,810
INTERNATIONAL FIXED INCOME — 12.0%
SPDR Bloomberg Emerging Markets Local Bond ETF (a)(b)	216,384	4,435,872
Security Description	Shares	Value
SPDR Bloomberg Emerging Markets USD Bond ETF (a)	184,226	$4,452,742
		8,888,614
REAL ESTATE — 2.1%
SPDR Dow Jones REIT ETF (a)(b)	16,271	1,533,542
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $75,068,008)		74,619,221
SHORT-TERM INVESTMENT — 17.1%
State Street Navigator Securities Lending Portfolio II (c)(d) (Cost $12,737,042)	12,737,042	12,737,042
TOTAL SHORT-TERM INVESTMENT (Cost $12,737,042)		$12,737,042
TOTAL INVESTMENTS — 117.6% (Cost $87,805,050)		87,356,263
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.6)%		(13,097,493)
NET ASSETS — 100.0%		$74,258,770
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$74,619,221	$—	$—	$74,619,221
Short-Term Investment	12,737,042	—	—	12,737,042
TOTAL INVESTMENTS	$87,356,263	$—	$—	$87,356,263
See accompanying notes to Schedule of Investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
SPDR Blackstone Senior Loan ETF	173,309	$7,256,448	$1,390,038	$4,260,088	$(328,984)	$358,198	104,859	$4,415,612	$443,017
SPDR Bloomberg 1-10 Year TIPS ETF	—	—	2,414,934	254,185	5,260	65,795	119,732	2,231,804	15,669
SPDR Bloomberg 1-3 Month T-Bills ETF	—	—	4,512,012	203,547	351	12,394	47,072	4,321,210	16,441
SPDR Bloomberg Convertible Securities ETF	52,305	3,658,735	600,953	1,431,133	(79,463)	231,013	40,801	2,980,105	56,184
SPDR Bloomberg Emerging Markets Local Bond ETF	406,911	8,610,237	1,608,634	5,595,647	(1,162,150)	974,798	216,384	4,435,872	309,049
SPDR Bloomberg Emerging Markets USD Bond ETF	—	—	4,844,448	431,472	(975)	40,741	184,226	4,452,742	37,045
SPDR Bloomberg High Yield Bond ETF	93,779	8,630,481	7,075,776	6,553,564	(155,751)	296,863	97,624	9,293,805	379,228
SPDR Bloomberg International Corporate Bond ETF	50,932	1,445,450	12,392	1,484,866	60,894	(33,870)	—	—	2,463
SPDR Dow Jones REIT ETF	15,848	1,433,293	353,620	323,700	14,016	56,313	16,271	1,533,542	42,847
SPDR ICE Preferred Securities ETF	127,166	4,256,246	833,325	841,797	(60,637)	253,000	127,334	4,440,137	211,597
SPDR Portfolio Long Term Treasury ETF	307,978	9,208,542	3,602,712	3,154,609	(795,081)	141,458	322,227	9,003,022	246,333
SPDR Portfolio S&P 500 High Dividend ETF	134,956	5,004,168	6,140,924	4,309,177	(131,839)	910,241	187,038	7,614,317	242,498
SPDR Portfolio Short Term Corporate Bond ETF	—	—	2,354,140	2,350,381	(3,759)	—	—	—	8,721
SPDR Portfolio Short Term Treasury ETF	—	—	4,076,028	347,670	(348)	(15,723)	128,364	3,712,287	25,486
SPDR S&P Global Infrastructure ETF	107,500	5,737,275	1,266,877	1,074,136	(3,042)	97,105	111,248	6,024,079	138,663
SPDR S&P International Dividend ETF	163,925	5,637,381	512,593	5,120,926	120,396	(33,713)	31,742	1,115,731	65,314
State Street Institutional U.S. Government Money Market Fund, Class G Shares	814,508	814,508	7,928,576	8,743,084	—	—	—	—	80,142
State Street Navigator Securities Lending Portfolio II	5,978,695	5,978,695	153,814,815	147,056,468	—	—	12,737,042	12,737,042	100,658
Total		$67,671,459	$203,342,797	$193,536,450	$(2,521,112)	$3,354,613		$78,311,307	$2,421,355
See accompanying notes to Schedule of Investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 94.3%
DOMESTIC EQUITY — 40.3%
SPDR Gold Shares (a)	23,760	$4,887,907
SPDR Portfolio S&P 600 Small Cap ETF (a)	285,577	12,291,234
SPDR S&P 500 ETF Trust (a)	114,936	60,119,572
SPDR S&P MidCap 400 ETF Trust (a)	8,755	4,871,282
The Communication Services Select Sector SPDR Fund (a)	58,634	4,788,052
The Industrial Select Sector SPDR Fund (a)(b)	38,431	4,840,769
The Technology Select Sector SPDR Fund (a)	22,926	4,774,798
		96,573,614
DOMESTIC FIXED INCOME — 18.0%
SPDR Blackstone Senior Loan ETF (a)	85,404	3,596,362
SPDR Bloomberg High Yield Bond ETF (a)(b)	163,489	15,564,153
SPDR Bloomberg International Treasury Bond ETF (a)(b)	214,641	4,773,616
SPDR Portfolio Aggregate Bond ETF (a)(b)	758,136	19,165,678
		43,099,809
INFLATION LINKED — 4.0%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	514,001	9,580,979
INTERNATIONAL EQUITY — 24.5%
SPDR Portfolio Developed World ex-U.S. ETF (a)	837,997	30,033,812
SPDR Portfolio Emerging Markets ETF (a)(b)	597,005	21,605,611
SPDR S&P International Small Cap ETF (a)(b)	222,562	7,228,814
		58,868,237
INTERNATIONAL FIXED INCOME — 7.5%
SPDR Bloomberg Emerging Markets Local Bond ETF (a)(b)	348,563	7,145,542
SPDR Bloomberg Emerging Markets USD Bond ETF (a)	148,221	3,582,502
Security Description	Shares	Value
SPDR Bloomberg International Corporate Bond ETF (a)	246,252	$7,168,396
		17,896,440
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $199,310,818)		226,019,079
SHORT-TERM INVESTMENTS — 19.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (c)(d)	13,346,512	$13,346,512
State Street Navigator Securities Lending Portfolio II (e)(f)	33,031,404	33,031,404
TOTAL SHORT-TERM INVESTMENTS (Cost $46,377,916)		$46,377,916
TOTAL INVESTMENTS — 113.7% (Cost $245,688,734)		272,396,995
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.7)%		(32,776,528)
NET ASSETS — 100.0%		$239,620,467
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$226,019,079	$—	$—	$226,019,079
Short-Term Investments	46,377,916	—	—	46,377,916
TOTAL INVESTMENTS	$272,396,995	$—	$—	$272,396,995

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
SPDR Blackstone Senior Loan ETF	83,240	$3,485,259	$739,628	$648,220	$2,565	$17,130	85,404	$3,596,362	$233,427
SPDR Bloomberg 1-10 Year TIPS ETF	740,764	13,674,503	2,555,374	6,742,720	(520,218)	614,040	514,001	9,580,979	274,464
SPDR Bloomberg Emerging Markets Local Bond ETF	325,324	6,883,856	1,499,760	999,612	(15,573)	(222,889)	348,563	7,145,542	279,834
SPDR Bloomberg Emerging Markets USD Bond ETF	—	—	3,666,907	117,780	352	33,023	148,221	3,582,502	29,569
SPDR Bloomberg High Yield Bond ETF	50,020	4,603,341	16,159,774	5,207,739	(147,321)	156,098	163,489	15,564,153	254,315
SPDR Bloomberg International Corporate Bond ETF	244,384	6,935,618	1,231,856	1,159,712	9,961	150,673	246,252	7,168,396	127,830
SPDR Bloomberg International Treasury Bond ETF	507,878	11,452,649	8,789,925	15,591,556	19,014	103,584	214,641	4,773,616	80,126
SPDR Gold Shares	37,649	6,711,687	3,263,672	5,733,616	(134,736)	780,900	23,760	4,887,907	—
SPDR Portfolio Aggregate Bond ETF	270,297	6,857,435	32,891,919	20,832,390	(41,156)	289,870	758,136	19,165,678	325,478
SPDR Portfolio Developed World ex-U.S. ETF	1,116,902	36,343,991	7,929,131	17,564,085	1,561,405	1,763,370	837,997	30,033,812	380,320
SPDR Portfolio Emerging Markets ETF	462,602	15,904,257	7,822,412	3,190,415	(51,109)	1,120,466	597,005	21,605,611	326,699
SPDR Portfolio Europe ETF	384,632	14,812,178	2,741,323	17,370,706	1,273,915	(1,456,710)	—	—	—
SPDR Portfolio Intermediate Term Treasury ETF	—	—	5,989,795	6,131,355	141,560	—	—	—	50,916
SPDR Portfolio Long Term Treasury ETF	154,046	4,605,975	3,804,660	7,918,920	(579,132)	87,417	—	—	51,819
SPDR Portfolio S&P 600 Small Cap ETF	148,000	5,748,320	9,990,889	4,252,639	74,862	729,802	285,577	12,291,234	149,890
SPDR S&P 500 ETF Trust	125,343	55,562,045	32,430,575	38,078,021	4,786,646	5,418,327	114,936	60,119,572	637,882
SPDR S&P International Small Cap ETF	220,444	6,725,747	1,191,845	1,125,526	(10,741)	447,489	222,562	7,228,814	82,725
SPDR S&P MidCap 400 ETF Trust	9,792	4,689,487	622,520	1,152,919	281,626	430,568	8,755	4,871,282	42,511
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,331,839	10,331,839	24,588,736	21,574,063	—	—	13,346,512	13,346,512	530,276
State Street Navigator Securities Lending Portfolio II	41,508,999	41,508,999	1,416,475,464	1,424,953,059	—	—	33,031,404	33,031,404	205,228
The Communication Services Select Sector SPDR Fund	—	—	14,257,568	9,934,352	322,857	141,979	58,634	4,788,052	24,269
The Consumer Discretionary Select Sector SPDR Fund	28,532	4,845,019	2,543,790	7,177,879	(21,964)	(188,966)	—	—	8,266
The Consumer Staples Select Sector SPDR Fund	—	—	4,776,907	4,587,682	(189,225)	—	—	—	—
The Energy Select Sector SPDR Fund	—	—	5,678,771	5,215,782	(462,989)	—	—	—	79,653
The Financial Select Sector SPDR Fund	—	—	6,971,254	7,390,259	419,005	—	—	—	61
The Health Care Select Sector SPDR Fund	35,191	4,670,901	—	4,583,236	(8,069)	(79,596)	—	—	—
The Industrial Select Sector SPDR Fund	44,587	4,785,077	12,146,646	12,256,435	263,452	(97,971)	38,431	4,840,769	33,670
The Materials Select Sector SPDR Fund	—	—	7,023,471	6,964,559	(58,912)	—	—	—	—
The Technology Select Sector SPDR Fund	—	—	4,769,974	788,811	69,928	723,707	22,926	4,774,798	18,147
Total		$271,138,183	$1,642,554,546	$1,659,244,048	$6,986,003	$10,962,311		$272,396,995	$4,227,375
See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 47.0%
ADVERTISING SERVICES — 0.4%
ABG Intermediate Holdings 2 LLC 2021 Term Loan B1 1 mo. USD Term SOFR + 3.50%, 8.93%, 12/21/2028 (a)	$222,239	$223,351
CMG Media Corp. 2021 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.82%, 12/17/2026 (a)	61,713	53,972
Wood Mackenzie Ltd. 2024 Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.81%, 1/31/2031 (a)	300,000	301,332
		578,655
AEROSPACE & DEFENSE — 0.4%
Dynasty Acquisition Co., Inc.:
2024 Term Loan B1 (b)	230,872	231,471
2024 Term Loan B2 (b)	94,445	94,691
Kaman Corp. 2024 Term Loan (b)	260,000	260,569
		586,731
AIR FREIGHT & LOGISTICS — 0.3%
Worldwide Express Operations LLC 2021 1st Lien Term Loan 3 mo. USD Term SOFR + 4.00%, 9.57%, 7/26/2028 (a)	469,353	467,727
AIRLINES — 0.2%
Kestrel Bidco, Inc. Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.43%, 12/11/2026 (a)	7,454	7,461
United Airlines, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 8.08%, 2/15/2031 (a)	285,000	285,801
		293,262
AUTO COMPONENTS — 0.1%
BBB Industries LLC 2022 Term Loan 1 mo. USD Term SOFR + 5.25%, 10.68%, 7/25/2029 (a)	100,857	96,634
AUTO PARTS & EQUIPMENT — 0.5%
Clarios Global LP 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.33%, 5/6/2030 (a)	174,375	175,029
First Brands Group LLC:
2021 Term Loan 3 mo. USD Term SOFR + 5.00%, 10.57%, 3/30/2027 (a)	14,389	14,429
Security Description	Principal Amount	Value
2022 Incremental Term Loan 3 mo. USD Term SOFR + 5.00%, 10.57%, 3/30/2027 (a)	$245,716	$246,176
Tenneco, Inc. 2022 Term Loan B 3 mo. USD Term SOFR + 5.00%, 10.42%, 11/17/2028 (a)	328,359	309,841
		745,475
BEVERAGES — 0.5%
Triton Water Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 8.86%, 3/31/2028 (a)	693,616	687,204
BUILDING MATERIALS — 0.5%
LHS Borrower LLC 2022 Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.18%, 2/16/2029 (a)	186,836	178,895
MI Windows and Doors LLC 2024 Term Loan B2 (b)	325,000	326,930
Tamko Building Products LLC 2023 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.83%, 9/20/2030 (a)	247,560	247,870
		753,695
BUILDING PRODUCTS — 0.9%
ACProducts, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.86%, 5/17/2028 (a)	207,827	190,227
Chamberlain Group, Inc. Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.68%, 11/3/2028 (a)	364,117	364,050
Cornerstone Building Brands, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.68%, 4/12/2028 (a)	379,319	378,027
Oscar AcquisitionCo LLC Term Loan B 3 mo. USD Term SOFR + 4.50%, 9.95%, 4/29/2029 (a)	378,439	379,860
		1,312,164
CAPITAL MARKETS — 0.1%
AqGen Island Holdings, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 8.94%, 8/2/2028 (a)	207,591	207,098
CHEMICALS — 0.4%
Nouryon Finance BV 2023 USD Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.31%, 4/3/2028 (a)	429,898	431,778

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
PMHC II, Inc. 2022 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.72%, 4/23/2029 (a)	$194,342	$192,660
		624,438
COMMERCIAL SERVICES — 3.7%
AlixPartners LLP 2021 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.94%, 2/4/2028 (a)	101,142	101,382
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.18%, 5/12/2028 (a)	488,963	488,917
Camelot U.S. Acquisition LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.08%, 1/31/2031 (a)	294,732	294,953
CoreLogic, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 8.94%, 6/2/2028 (a)	158,699	155,563
Fugue Finance BV 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.07%, 2/26/2031 (a)	115,000	115,431
Groundworks LLC 2024 Term Loan (b)	126,684	126,864
GTCR W Merger Sub LLC USD Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.31%, 1/31/2031 (a)	273,005	274,314
Homeserve USA Holding Corp. Term Loan 1 mo. USD Term SOFR + 3.00%, 8.33%, 10/21/2030 (a)	172,238	172,863
Mavis Tire Express Services Topco Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 5/4/2028 (a)	619,533	621,292
Neptune Bidco U.S., Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.00%, 10.42%, 4/11/2029 (a)	715,834	661,656
OMNIA Partners LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.07%, 7/25/2030 (a)	397,253	399,549
PG Investment Co. 59 SARL Term Loan B (b)	430,000	431,344
Spring Education Group, Inc. Term Loan 3 mo. USD Term SOFR + 4.50%, 9.81%, 10/4/2030 (a)	119,700	120,343
Security Description	Principal Amount	Value
Thevelia (US) LLC 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.06%, 6/18/2029 (a)	$503,363	$504,858
Verscend Holding Corp. 2021 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.44%, 8/27/2025 (a)	1,503	1,505
VT Topco, Inc.:
2023 Term Loan B 1 mo. USD Term SOFR + 4.25%, 9.58%, 8/9/2030 (a)	438	439
2024 Term Loan B (b)	324,562	325,838
Wand NewCo 3, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 1/30/2031 (a)	680,000	682,710
		5,479,821
COMMERCIAL SERVICES & SUPPLIES — 2.4%
Asurion LLC:
2020 Term Loan B8 1 wk. USD Term SOFR + 3.25%, 8.69%, 12/23/2026 (a)	284,978	279,888
2021 Second Lien Term Loan B4 1 mo. USD Term SOFR + 5.25%, 10.69%, 1/20/2029 (a)	835,165	751,194
2021 Term Loan B9 1 mo. USD Term SOFR + 3.25%, 8.69%, 7/31/2027 (a)	554,224	533,936
2022 Term Loan B10 1 mo. USD Term SOFR + 4.00%, 9.43%, 8/19/2028 (a)	179,136	172,978
Garda World Security Corp. 2022 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.58%, 2/1/2029 (a)	777,020	779,452
McGraw-Hill Global Education Holdings LLC 2021 Term Loan 1 mo. USD Term SOFR + 4.75%, 10.19%, 7/28/2028 (a)	841,207	843,760
Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan 3 mo. USD Term SOFR + 3.50%, 9.07%, 11/30/2027 (a)	186,699	187,309
		3,548,517
COMMUNICATIONS EQUIPMENT — 0.1%
Zayo Group Holdings, Inc. USD Term Loan 1 mo. USD Term SOFR + 3.00%, 8.44%, 3/9/2027 (a)	201,711	177,563

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
COMPUTERS — 0.5%
Magenta Buyer LLC 2021 USD 1st Lien Term Loan 3 mo. USD Term SOFR + 5.00%, 10.57%, 7/27/2028 (a)	$131,797	$79,078
Vision Solutions, Inc. 2021 Incremental Term Loan 3 mo. USD Term SOFR + 4.00%, 9.59%, 4/24/2028 (a)	625,891	627,522
		706,600
CONSTRUCTION & ENGINEERING — 0.7%
Artera Services LLC 2024 Term Loan 3 mo. USD Term SOFR + 4.50%, 9.81%, 2/15/2031 (a)	340,000	341,700
Brown Group Holding LLC:
2022 Incremental Term Loan B2 3 mo. USD Term SOFR + 3.00%, 8.38%, 7/2/2029 (a)	53,130	53,194
Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.18%, 6/7/2028 (a)	166,090	166,165
KKR Apple Bidco LLC 2021 Term Loan 1 mo. USD Term SOFR + 2.75%, 8.19%, 9/22/2028 (a)	270,913	270,998
Radar Bidco SARL 2024 USD Term Loan B (b)	135,000	135,169
		967,226
CONSUMER FINANCE — 0.2%
Amentum Government Services Holdings LLC Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.44%, 1/29/2027 (a)	348,651	349,959
CONTAINERS & PACKAGING — 1.3%
Berlin Packaging LLC 2021 Term Loan B5 1 mo. USD Term SOFR + 3.75%, 9.19%, 3/11/2028 (a)	125,312	125,610
Charter NEX US, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.83%, 12/1/2027 (a)	374,171	375,277
Clydesdale Acquisition Holdings, Inc. Term Loan B 1 mo. USD Term SOFR + 3.68%, 9.11%, 4/13/2029 (a)	624,005	625,565
Graham Packaging Co., Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.00%, 8.44%, 8/4/2027 (a)	50,148	50,195
Proampac PG Borrower LLC 2023 Term Loan (b)	374,224	374,224
Security Description	Principal Amount	Value
Supplyone, Inc. 2024 Term Loan B (b)	$230,000	$229,282
Trident TPI Holdings, Inc. 2021 Term Loan B3 3 mo. USD Term SOFR + 4.00%, 9.57%, 9/15/2028 (a)	78,500	78,626
		1,858,779
COSMETICS & TOILETRIES — 0.1%
Solis IV BV USD Term Loan B1 3 mo. USD Term SOFR + 3.50%, 8.82%, 2/26/2029 (a)	145,074	143,657
DISTRIBUTION/WHOLESALE — 0.7%
Fastlane Parent Co., Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 4.50%, 9.83%, 9/29/2028 (a)	374,510	374,679
Windsor Holdings III LLC 2024 USD Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.33%, 8/1/2030 (a)	603,201	606,313
		980,992
DIVERSIFIED CONSUMER SERVICES — 0.3%
Ascend Learning LLC:
2021 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.75%, 11.18%, 12/10/2029 (a)	144,286	142,889
2021 Term Loan (b)	349,107	347,625
		490,514
DIVERSIFIED FINANCIAL SERVICES — 2.3%
Advisor Group, Inc.:
2023 Term Loan B 1 mo. USD Term SOFR + 4.50%, 9.83%, 8/17/2028 (a)	775,437	779,361
2024 Term Loan (b)	112,892	113,463
Apex Group Treasury LLC USD Term Loan 3 mo. USD Term SOFR + 3.75%, 9.33%, 7/27/2028 (a)	90,273	90,329
Aretec Group, Inc. 2023 Incremental Term Loan 1 mo. USD Term SOFR + 4.50%, 9.93%, 8/9/2030 (a)	750,967	756,130
Citadel Securities LP 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.58%, 7/29/2030 (a)	60,911	60,929
Deerfield Dakota Holding LLC 2020 USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.06%, 4/9/2027 (a)	483,999	482,218
Edelman Financial Center LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.94%, 4/7/2028 (a)	499,161	499,832

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Eisner Advisory Group LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.33%, 2/28/2031 (a)	$290,000	$291,541
Focus Financial Partners LLC 2021 Term Loan B4 1 mo. USD Term SOFR + 2.50%, 7.83%, 6/30/2028 (a)	155,863	155,455
Kestra Advisor Services Holdings A, Inc. 2024 Term Loan (b)	225,000	225,657
NFP Corp. 2020 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.69%, 2/16/2027 (a)	34,331	34,413
		3,489,328
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Altice France SA 2023 USD Term Loan B14 3 mo. USD Term SOFR + 5.50%, 10.81%, 8/15/2028 (a)	272,399	218,005
CCI Buyer, Inc. Term Loan 3 mo. USD Term SOFR + 4.00%, 9.32%, 12/17/2027 (a)	623,959	621,117
		839,122
ELECTRICAL EQUIPMENT — 0.1%
MX Holdings U.S., Inc. 2023 USD Term Loan B1D 1 mo. USD Term SOFR + 2.75%, 8.19%, 7/31/2028 (a)	114,922	115,234
ELECTRONICS — 0.1%
Coherent Corp. Term Loan B1 (b)	175,000	175,000
ENTERTAINMENT — 1.5%
AP Gaming I LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 2/15/2029 (a)	296,791	297,997
Bally's Corp. 2021 Term Loan B (b)	228,481	215,104
Caesars Entertainment, Inc. 2024 Term Loan B1 3 mo. USD Term SOFR + 2.75%, 8.04%, 2/6/2031 (a)	290,000	290,589
CE Intermediate I LLC Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.95%, 11/10/2028 (a)	188,374	187,786
Crown Finance US, Inc. 2023 Exit Term Loan 1 mo. USD Term SOFR + 7.00%, 7.00%, 7/31/2028 (a)	41,368	42,147
Security Description	Principal Amount	Value
Fertitta Entertainment LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 1/27/2029 (a)	$972,975	$976,424
GVC Holdings Ltd. 2022 USD Term Loan B2 3 mo. USD Term SOFR + 3.50%, 3.50%, 10/31/2029 (a)	76,044	76,448
UFC Holdings LLC 2021 Term Loan B 3 mo. USD Term SOFR + 2.75%, 8.34%, 4/29/2026 (a)	120,305	120,623
		2,207,118
FOOD PRODUCTS — 0.2%
Fiesta Purchaser, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.32%, 2/12/2031 (a)	150,000	150,427
Froneri International Ltd. 2020 USD Term Loan 1 mo. USD Term SOFR + 2.25%, 7.58%, 1/29/2027 (a)	251	251
Solina Bidco 2024 Term Loan B (b)	85,000	85,266
		235,944
FOOD-MISC/DIVERSIFIED — 0.1%
Skopima Merger Sub, Inc. Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.44%, 5/12/2028 (a)	187,523	187,039
GROUND TRANSPORTATION — 0.1%
Genesee & Wyoming, Inc. Term Loan 3 mo. USD Term SOFR + 2.00%, 7.45%, 12/30/2026 (a)	155,039	155,315
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Auris Luxembourg III SARL 2024 USD Term Loan B2 (b)	495,000	496,703
Bausch & Lomb Corp. Term Loan 1 mo. USD Term SOFR + 3.25%, 8.68%, 5/10/2027 (a)	609,528	603,890
Gainwell Acquisition Corp. Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.41%, 10/1/2027 (a)	509,162	487,968
Medline Borrower LP 2024 Term Loan B (b)	141,241	141,756
		1,730,317
HEALTH CARE PROVIDERS & SERVICES — 1.3%
GHX Ultimate Parent Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.56%, 6/30/2027 (a)	169,339	170,609

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Global Medical Response, Inc. 2020 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.84%, 10/2/2025 (a)	$99,445	$93,168
ICON Luxembourg SARL LUX Term Loan (b)	160,109	160,682
LifePoint Health, Inc.:
2023 Term Loan B 3 mo. USD Term SOFR + 5.50%, 11.09%, 11/16/2028 (a)	423,857	425,484
2024 Term Loan B (b)	600,000	602,304
Medline Borrower LP USD Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.44%, 10/23/2028 (a)	21,764	21,835
Midwest Physician Administrative Services LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.25%, 8.82%, 3/12/2028 (a)	110,853	92,602
PRA Health Sciences, Inc. US Term Loan (b)	36,517	36,648
Radnet Management, Inc. 2021 Term Loan 3 mo. USD Term SOFR + 3.00%, 8.57%, 4/21/2028 (a)	136,385	136,660
Surgery Center Holdings, Inc. 2023 Term Loan 1 mo. USD Term SOFR + 3.50%, 8.83%, 12/19/2030 (a)	180,000	181,063
		1,921,055
HOME FURNISHINGS — 0.4%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.07%, 7/31/2028 (a)	621,873	623,689
HOOLDING COMPANIES & DIVERSIFIED — 0.4%
Belfor Holdings, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 11/1/2030 (a)	349,959	352,147
Forward Air Corp. Term Loan B 1 mo. USD Term SOFR + 4.50%, 9.83%, 12/19/2030 (a)	177,123	174,886
		527,033
HOTELS, RESTAURANTS & LEISURE — 0.7%
Alterra Mountain Co.:
2021 Series B-2 Consenting Term Loan 1 mo. USD Term SOFR + 3.50%, 8.94%, 8/17/2028 (a)	796	799
2024 Term Loan B2 (b)	310,631	312,315
Security Description	Principal Amount	Value
Caesars Entertainment, Inc. Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.66%, 2/6/2030 (a)	$316,929	$318,228
Peraton Corp. Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 2/1/2028 (a)	415,913	416,337
		1,047,679
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Kohler Energy Co. LLC USD Term Loan B (b)	321,541	322,411
INSURANCE — 3.0%
Acrisure LLC:
2020 Term Loan B (b)	349,091	349,309
2021 First Lien Term Loan B 1 mo. USD Term SOFR + 4.25%, 9.69%, 2/15/2027 (a)	169,528	170,269
Alliant Holdings Intermediate LLC 2023 Term Loan B6 1 mo. USD Term SOFR + 3.50%, 8.83%, 11/6/2030 (a)	359,588	361,463
AmWINS Group, Inc. 2023 Incremental Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.19%, 2/19/2028 (a)	128,375	128,767
AssuredPartners, Inc. 2020 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.94%, 2/12/2027 (a)	488,520	489,575
Broadstreet Partners, Inc. 2020 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.44%, 1/27/2027 (a)	155,200	155,771
Howden Group Holdings Ltd. 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.81%, 2/15/2031 (a)	448,914	449,756
HUB International Ltd. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.57%, 6/20/2030 (a)	500,000	500,747
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 2/24/2028 (a)	689,067	691,103
Truist Insurance Holdings LLC:
1st Lien Term Loan (b)	680,000	679,714
2nd Lien Term Loan (b)	200,000	201,521

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
USI, Inc.:
2023 Acquisition Term Loan 3 mo. USD Term SOFR + 3.25%, 8.60%, 9/27/2030 (a)	$99,750	$99,945
2023 Term Loan B 3 mo. USD Term SOFR + 3.00%, 8.35%, 11/22/2029 (a)	183,041	183,346
		4,461,286
INTERNET & CATALOG RETAIL — 0.0% (c)
ION Trading Finance Ltd. 2021 USD Term Loan 3 mo. USD Term SOFR + 4.75%, 10.20%, 4/1/2028 (a)	74,119	74,119
INTERNET & TELECOM — 0.3%
Adevinta ASA USD Term Loan B 3 mo. USD Term SOFR + 2.75%, 8.07%, 6/26/2028 (a)	48,365	48,484
CNT Holdings I Corp. 2020 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.82%, 11/8/2027 (a)	169,575	170,092
Go Daddy Operating Co. LLC 2021 Term Loan B4 1 mo. USD Term SOFR + 2.00%, 7.33%, 8/10/2027 (a)	821	822
PUG LLC 2024 Extended Term Loan B 3 mo. USD Term SOFR + 4.75%, 10.08%, 3/15/2030 (a)	270,000	270,730
		490,128
INVESTMENT COMPANIES — 0.5%
AL GCX Holdings LLC Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.57%, 5/17/2029 (a)	131,706	132,282
Brookfield WEC Holdings, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 2.75%, 8.08%, 1/27/2031 (a)	156,027	156,027
Cd&R Hydra Buyer, Inc. 2024 Term Loan B (b)	190,151	190,805
Mister Car Wash Holdings, Inc. 2024 Term Loan B (b)	328,000	329,163
		808,277
IT SERVICES — 0.2%
Access CIG LLC 2023 Term Loan 1 mo. USD Term SOFR + 5.00%, 10.33%, 8/18/2028 (a)	247,883	248,464
Ahead DB Holdings LLC 2021 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.16%, 10/18/2027 (a)	52,258	52,365
Security Description	Principal Amount	Value
Presidio Holdings, Inc. 2020 Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.91%, 1/22/2027 (a)	$22,526	$22,625
		323,454
LEISURE INDUSTRY — 0.1%
Carnival Corp. 2021 Incremental Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.69%, 10/18/2028 (a)	148,041	148,426
LEISURE TIME — 0.2%
Amer Sports Co. USD Term Loan 3 mo. USD Term SOFR + 3.25%, 8.58%, 2/17/2031 (a)	285,000	285,713
LEISURE&REC/GAMES — 0.3%
Scientific Games Holdings LP 2022 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.60%, 4/4/2029 (a)	471,375	471,830
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Parexel International Corp. 2021 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 8.69%, 11/15/2028 (a)	169,308	169,885
MACHINERY — 1.0%
Chart Industries, Inc. 2023 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.67%, 3/15/2030 (a)	156,668	157,321
Madison IAQ LLC Term Loan 1 mo. USD Term SOFR + 3.25%, 8.69%, 6/21/2028 (a)	434,053	433,940
Pro Mach Group, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 8/31/2028 (a)	180,000	180,849
TK Elevator US Newco, Inc. USD Term Loan B (b)	694,082	697,215
		1,469,325
MEDIA — 2.6%
Cengage Learning, Inc. 2024 Term Loan B (b)	685,000	685,106
Cogeco Communications Finance (USA), LP 2023 Incremental Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.94%, 9/1/2028 (a)	125,992	123,157
CSC Holdings LLC 2019 Term Loan B5 1 mo. USD Term SOFR + 2.50%, 7.94%, 4/15/2027 (a)	272,199	246,826

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Directv Financing LLC 2024 Term Loan 6 mo. USD Term SOFR + 5.00%, 10.25%, 8/2/2029 (a)	$759,958	$760,608
Fleet Midco I Ltd. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.58%, 2/21/2031 (a)	150,000	150,375
Gray Television, Inc. 2021 Term Loan D 1 mo. USD Term SOFR + 3.00%, 8.44%, 12/1/2028 (a)	58,419	54,930
iHeartCommunications, Inc. 2020 Term Loan 1 mo. USD Term SOFR + 3.00%, 8.44%, 5/1/2026 (a)	265,837	233,510
MH Sub I LLC:
2021 2nd Lien Term Loan 1 mo. USD Term SOFR + 6.25%, 11.58%, 2/23/2029 (a)	116,242	112,371
2023 Term Loan 1 mo. USD Term SOFR + 4.25%, 9.58%, 5/3/2028 (a)	607,166	604,267
Radiate Holdco LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.69%, 9/25/2026 (a)	70,071	58,860
Univision Communications, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.69%, 1/31/2029 (a)	501,742	501,481
UPC Broadband Holding BV 2020 USD Term Loan AT 1 mo. USD Term SOFR + 2.25%, 7.69%, 4/30/2028 (a)	196,108	193,610
Virgin Media Bristol LLC USD Term Loan N 1 mo. USD Term SOFR + 2.50%, 7.94%, 1/31/2028 (a)	164,749	162,505
		3,887,606
MEDICAL LABS&TESTING SRV — 0.2%
Electron BidCo, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.00%, 8.44%, 11/1/2028 (a)	60,471	60,664
U.S. Anesthesia Partners, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 4.25%, 9.69%, 10/1/2028 (a)	260,992	250,154
		310,818
METAL FABRICATE & HARDWARE — 0.1%
Crosby U.S. Acquisition Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.32%, 8/16/2029 (a)	154,613	155,659
Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTUR — 0.2%
Touchdown Acquirer, Inc. USD Term Loan 3 mo. USD Term SOFR + 4.00%, 9.31%, 2/7/2031 (a)	$369,162	$370,777
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Pacific Gas & Electric Co. 2020 Term Loan B1 1 mo. USD Term SOFR + 3.00%, 7.83%, 6/23/2027 (a)	45,000	45,113
PHARMACEUTICALS — 0.2%
Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B 3 mo. USD Term SOFR + 2.00%, 7.46%, 11/15/2027 (a)	330,520	320,749
Jazz Financing Lux SARL 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.44%, 5/5/2028 (a)	49,935	50,247
		370,996
PIPELINES — 1.0%
BIP PipeCo Holdings LLC Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.58%, 12/6/2030 (a)	160,000	160,450
Buckeye Partners LP 2024 Term Loan B3 1 mo. USD Term SOFR + 2.00%, 7.33%, 11/1/2026 (a)	50,000	50,143
CQP Holdco LP 2023 4th Amendment Term Loan 3 mo. USD Term SOFR + 3.00%, 8.32%, 12/31/2030 (a)	155,510	156,166
Freeport LNG Investments LLLP Term Loan B 3 mo. USD Term SOFR + 3.50%, 9.08%, 12/21/2028 (a)	676,218	672,492
Oryx Midstream Services Permian Basin LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.44%, 10/5/2028 (a)	336,471	338,124
TransMontaigne Operating Co. LP Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.94%, 11/17/2028 (a)	150,994	151,224
		1,528,599
PROFESSIONAL SERVICES — 0.4%
Anticimex International AB 2021 USD Term Loan B1 3 mo. USD Term SOFR + 3.15%, 8.46%, 11/16/2028 (a)	174,312	174,731

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Proofpoint, Inc. 1st Lien Term Loan (b)	$467,044	$467,807
		642,538
RETAIL — 1.1%
Fogo De Chao, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.08%, 9/30/2030 (a)	322,557	320,684
Foundation Building Materials Holding Co. LLC 2024 Term Loan B2 1 mo. USD Term SOFR + 4.00%, 9.31%, 1/29/2031 (a)	200,000	201,088
Harbor Freight Tools USA, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.19%, 10/19/2027 (a)	156,575	156,655
IRB Holding Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.18%, 12/15/2027 (a)	155,612	155,832
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 8.68%, 11/1/2028 (a)	150,370	134,519
Tacala LLC 2024 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.33%, 1/31/2031 (a)	600,000	601,314
		1,570,092
RETAIL-BUILDING PRODUCTS — 0.7%
LBM Acquisition LLC Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.18%, 12/17/2027 (a)	743,521	743,060
Park River Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 8.84%, 12/28/2027 (a)	331,536	329,671
		1,072,731
SHIPBUILDING — 0.2%
LSF11 Trinity Bidco, Inc. 2023 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.33%, 6/14/2030 (a)	278,502	279,895
SOFTWARE — 7.8%
Applied Systems, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.50%, 8.81%, 2/24/2031 (a)	288,762	290,826
Apttus Corp. 2021 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.44%, 5/8/2028 (a)	169,082	169,479
Security Description	Principal Amount	Value
Athenahealth Group, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.58%, 2/15/2029 (a)	$517,765	$514,167
Banff Merger Sub, Inc. 2023 USD Term Loan 1 mo. USD Term SOFR + 4.25%, 9.58%, 12/29/2028 (a)	772,693	778,569
Central Parent, Inc. 2023 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.31%, 7/6/2029 (a)	775,451	778,639
Cloud Software Group, Inc.:
2022 USD Term Loan B 3 mo. USD Term SOFR + 4.50%, 9.91%, 3/30/2029 (a)	825,457	822,638
2024 Term Loan (b)	160,000	159,150
Cloudera, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 9.08%, 10/8/2028 (a)	139,644	139,339
Cotiviti Corp. 2024 Term Loan (b)	400,000	399,500
DCert Buyer, Inc. 2019 Term loan B 1 mo. USD Term SOFR + 4.00%, 9.33%, 10/16/2026 (a)	196,879	196,203
Dun & Bradstreet Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.08%, 1/18/2029 (a)	155,865	156,011
ECI Macola Max Holding LLC 2024 Extending Term Loans (b)	245,000	245,000
EP Purchaser LLC 2021 Term Loan B 3 mo. USD Term SOFR + 3.50%, 9.07%, 11/6/2028 (a)	144,282	143,470
Epicor Software Corp. 2020 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.69%, 7/30/2027 (a)	86,598	87,002
EverCommerce, Inc. Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.44%, 7/6/2028 (a)	136,020	136,275
Flexera Software LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 3/3/2028 (a)	185,279	185,910
Fortra LLC 2021 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.43%, 11/19/2026 (a)	86,449	83,824
Genesys Cloud Services Holdings II LLC Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.19%, 12/1/2027 (a)	285,000	286,426

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
I-Logic Technologies Bidco Ltd. 2021 USD Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.50%, 2/16/2028 (a)	$177,920	$177,947
Informatica LLC 2021 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.19%, 10/27/2028 (a)	152,399	152,704
Ivanti Software, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.84%, 12/1/2027 (a)	205,008	192,451
McAfee LLC 2022 USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.18%, 3/1/2029 (a)	622,035	622,340
MeridianLink, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 3.00%, 8.61%, 11/10/2028 (a)	114,124	114,323
Mitchell International, Inc.:
2021 2nd Lien Term Loan 1 mo. USD Term SOFR + 6.50%, 11.94%, 10/15/2029 (a)	77,379	77,427
2021 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 10/15/2028 (a)	584,120	585,019
Particle Investments SARL 2024 Term Loan B (b)	100,000	100,375
Polaris Newco LLC USD Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.57%, 6/2/2028 (a)	250,036	247,907
Project Alpha Intermediate Holding, Inc. 2023 1st Lien Term Loan B 3 mo. USD Term SOFR + 4.75%, 10.06%, 10/28/2030 (a)	693,100	697,672
Project Ruby Ultimate Parent Corp.:
2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.69%, 3/10/2028 (a)	190,617	190,651
2024 Incremental Term Loan 1 mo. USD Term SOFR + 3.50%, 8.94%, 3/10/2028 (a)	420,000	421,050
Quartz Acquireco LLC Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.81%, 6/28/2030 (a)	199,000	199,933
Quest Software U.S. Holdings, Inc. 2022 Term Loan 3 mo. USD Term SOFR + 4.25%, 9.71%, 2/1/2029 (a)	118,788	90,814
Security Description	Principal Amount	Value
RealPage, Inc. 1st Lien Term Loan 1 mo. USD Term SOFR + 3.00%, 8.44%, 4/24/2028 (a)	$444,041	$432,601
SolarWinds Holdings, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.58%, 2/5/2027 (a)	477,600	479,391
Sovos Compliance LLC 2021 Term Loan 1 mo. USD Term SOFR + 4.50%, 9.94%, 8/11/2028 (a)	125,873	124,915
SS&C Technologies, Inc.:
2022 Term Loan B6 1 mo. USD Term SOFR + 2.25%, 7.68%, 3/21/2029 (a)	38,562	38,650
2022 Term Loan B7 1 mo. USD Term SOFR + 2.25%, 7.68%, 3/22/2029 (a)	74,952	75,122
Surf Holdings LLC USD Term Loan 1 mo. USD Term SOFR + 3.50%, 8.94%, 3/5/2027 (a)	93,680	93,979
UKG, Inc. 2021 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.25%, 10.68%, 5/3/2027 (a)	65,956	66,656
Waystar Technologies, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.33%, 10/22/2029 (a)	776,120	779,031
		11,533,386
SPECIALTY RETAIL — 1.7%
K-Mac Holdings Corp. 2021 Term Loan (b)	349,101	349,073
Michaels Cos., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.57%, 4/15/2028 (a)	332,212	298,916
PetSmart, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.18%, 2/11/2028 (a)	94,654	94,555
SRS Distribution, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.94%, 6/2/2028 (a)	622,614	627,622
Staples, Inc. 7 Year Term Loan 1 mo. USD Term SOFR + 5.00%, 10.44%, 4/16/2026 (a)	674,200	668,837
Whatabrands LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.69%, 8/3/2028 (a)	466,801	467,621
		2,506,624

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
STEEL-PRODUCERS — 0.5%
Arsenal AIC Parent LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 8/18/2030 (a)	$577,218	$579,888
Phoenix Services International LLC 2023 Exit PIK Term Loan 1 mo. USD Term SOFR + 6.10%, 5.33%, 6/30/2028 (a)	210,462	198,360
		778,248
TELECOMMUNICATION EQUIP — 0.3%
Coral-U.S. Co-Borrower LLC 2021 Term Loan B6 1 mo. USD Term SOFR + 3.00%, 8.44%, 10/15/2029 (a)	261,333	260,779
Delta TopCo, Inc. 2020 Term Loan B 6 mo. USD Term SOFR + 3.75%, 9.12%, 12/1/2027 (a)	118,206	118,483
		379,262
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Foundation Building Materials Holding Co. LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.25%, 8.82%, 1/31/2028 (a)	375,602	376,454
TRANSPORT-SERVICES — 0.5%
Endure Digital, Inc. Term Loan 6 mo. USD Term SOFR + 3.50%, 9.42%, 2/10/2028 (a)	393,531	384,972
Kenan Advantage Group, Inc. 2024 Term Loan B3 1 mo. USD Term SOFR + 3.75%, 9.08%, 1/25/2029 (a)	311,174	311,855
		696,827
TOTAL SENIOR FLOATING RATE LOANS (Cost $69,211,525)		69,841,063
ASSET-BACKED SECURITIES — 8.5%
OTHER ABS — 8.5%
Apidos CLO XI Ltd. Series 2012-11A, Class ER3, 3 mo. USD Term SOFR + 6.83%, 12.15%, 4/17/2034 (a) (d)	500,000	493,400
ARES LXII CLO Ltd. Series 2021-62A, Class E, 3 mo. USD Term SOFR + 6.76%, 12.09%, 1/25/2034 (a) (d)	650,000	634,530
Security Description	Principal Amount	Value
ARES LXVIII CLO Ltd. Series 2023-68A, Class E, 3 mo. USD Term SOFR + 8.55%, 13.87%, 4/25/2035 (a) (d)	$750,000	$752,400
Balboa Bay Loan Funding Ltd. Series 2021-2A, Class E, 3 mo. USD Term SOFR + 6.86%, 12.18%, 1/20/2035 (a) (d)	500,000	466,700
Ballyrock CLO Ltd. Series 2020-2A, Class DR, 3 mo. USD Term SOFR + 6.41%, 11.73%, 10/20/2031 (a) (d)	750,000	741,150
Barings CLO Ltd. Series 2019-3A, Class ER, 3 mo. USD Term SOFR + 6.96%, 12.28%, 4/20/2031 (a) (d)	750,000	741,968
Benefit Street Partners CLO X Ltd. Series 2016-10A, Class DRR, 3 mo. USD Term SOFR + 7.01%, 12.33%, 4/20/2034 (a) (d)	500,000	494,500
Canyon CLO Ltd. Series 2020-1A, Class ER, 3 mo. USD Term SOFR + 6.61%, 11.93%, 7/15/2034 (a) (d)	602,000	583,880
Carlyle U.S. CLO Ltd.:
Series 2020-1A, Class DR, 3 mo. USD Term SOFR + 6.51%, 11.83%, 7/20/2034 (a) (d)	500,000	490,600
Series 2021-9A, Class E, 3 mo. USD Term SOFR + 6.89%, 12.21%, 10/20/2034 (a) (d)	712,882	701,690
CarVal CLO IX-C Ltd. Series 2024-1A, Class E, 3 mo. USD Term SOFR + 6.75%, 12.07%, 4/20/2037 (a) (d)	500,000	496,950
Galaxy XXIV CLO Ltd. Series 2017-24A, Class DR, 3 mo. USD Term SOFR + 4.15%, 9.47%, 4/15/2037 (a) (d)	500,000	500,804
GoldenTree Loan Management U.S. CLO 12 Ltd. Series 2022-12A, Class E, 3 mo. USD Term SOFR + 7.25%, 12.57%, 4/20/2034 (a) (d)	500,000	494,900

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Magnetite XXXI Ltd. Series 2021-31A, Class D, 3 mo. USD Term SOFR + 3.26%, 8.58%, 7/15/2034 (a) (d)	$500,000	$489,500
Palmer Square CLO Ltd. Series 2019-1A, Class DR, 3 mo. USD Term SOFR + 6.76%, 12.07%, 11/14/2034 (a) (d)	500,000	493,000
Point Au Roche Park CLO Ltd. Series 2021-1A, Class E, 3 mo. USD Term SOFR + 6.36%, 11.68%, 7/20/2034 (a) (d)	1,480,000	1,444,332
Rad CLO 10 Ltd. Series 2021-10A, Class E, 3 mo. USD Term SOFR + 6.11%, 11.43%, 4/23/2034 (a) (d)	500,000	492,250
Rad CLO 15 Ltd. Series 2021-15A, Class E, 3 mo. USD Term SOFR + 6.46%, 11.78%, 1/20/2034 (a) (d)	652,349	637,932
RR 20 Ltd. Series 2022-20A, Class D, 3 mo. USD Term SOFR + 7.25%, 12.56%, 7/15/2037 (a) (d)	500,000	500,880
Vibrant CLO XVI Ltd. Series 2023-16A, Class C, 3 mo. USD Term SOFR + 5.84%, 11.15%, 4/15/2036 (a) (d)	500,000	512,809
Voya CLO Ltd. Series 2019-2A, Class E, 3 mo. USD Term SOFR + 6.86%, 12.18%, 7/20/2032 (a) (d)	500,000	481,550
		12,645,725
TOTAL ASSET-BACKED SECURITIES (Cost $12,111,318)		12,645,725
	Shares
COMMON STOCKS — 0.2%
AEROSPACE & DEFENSE — 0.2%
Flame Newco LLC (e) (f)	19,856	205,112
ENTERTAINMENT — 0.0% (c)
Cineworld Group PLC (e) (f)	1,834	33,012
TOTAL COMMON STOCKS (Cost $242,709)		238,124

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 3.2%
DOMESTIC FIXED INCOME — 3.2%
SPDR Blackstone Senior Loan ETF (g) (Cost $4,609,215)	110,911	$4,670,462
	Principal Amount
CORPORATE BONDS & NOTES — 39.1%
ADVERTISING — 0.7%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (d)	$335,000	315,479
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (d)	360,000	297,785
7.75%, 4/15/2028 (d)	280,000	245,059
7.88%, 4/1/2030 (d)	79,000	78,524
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 1/15/2029 (d)	60,000	54,369
AEROSPACE & DEFENSE — 1.0%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (d)	50,000	50,390
Moog, Inc. 4.25%, 12/15/2027 (d)	100,000	94,187
Rolls-Royce PLC 5.75%, 10/15/2027 (d)	400,000	401,188
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	56,000	52,549
TransDigm, Inc.:
4.63%, 1/15/2029	467,000	433,488
4.88%, 5/1/2029	420,000	390,373
AIRLINES — 0.1%
American Airlines, Inc. 7.25%, 2/15/2028 (d)	100,000	101,497
AUTO MANUFACTURERS — 0.5%
Allison Transmission, Inc. 3.75%, 1/30/2031 (d)	780,000	681,057
Wabash National Corp. 4.50%, 10/15/2028 (d)	10,000	9,169
AUTO PARTS & EQUIPMENT — 0.2%
Phinia, Inc. 6.75%, 4/15/2029 (d)	101,000	101,983
Titan International, Inc. 7.00%, 4/30/2028	150,000	148,059
BANKS — 0.4%
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (d)	434,000	430,537
Popular, Inc. 7.25%, 3/13/2028	175,000	179,130

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (d)	$90,000	$82,616
CHEMICALS — 0.5%
Ashland, Inc. 3.38%, 9/1/2031 (d)	380,000	321,568
Chemours Co. 5.75%, 11/15/2028 (d)	100,000	91,667
Methanex Corp. 5.25%, 12/15/2029	330,000	315,780
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (d)	80,000	73,284
COAL — 0.1%
SunCoke Energy, Inc. 4.88%, 6/30/2029 (d)	220,000	199,353
COMMERCIAL SERVICES — 1.5%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (d)	180,000	172,409
Deluxe Corp. 8.00%, 6/1/2029 (d)	110,000	101,299
Sabre GLBL, Inc. 8.63%, 6/1/2027 (d)	220,000	193,057
Service Corp. International:
3.38%, 8/15/2030	253,000	219,359
4.00%, 5/15/2031	410,000	363,465
TriNet Group, Inc. 3.50%, 3/1/2029 (d)	170,000	152,481
United Rentals North America, Inc. 3.75%, 1/15/2032	320,000	278,886
Upbound Group, Inc. 6.38%, 2/15/2029 (d)	150,000	145,637
Valvoline, Inc. 3.63%, 6/15/2031 (d)	545,000	470,242
ZipRecruiter, Inc. 5.00%, 1/15/2030 (d)	150,000	132,216
COMPUTERS — 0.7%
KBR, Inc. 4.75%, 9/30/2028 (d)	90,000	83,057
NCR Voyix Corp.:
5.00%, 10/1/2028 (d)	50,000	46,638
5.13%, 4/15/2029 (d)	300,000	278,130
Science Applications International Corp. 4.88%, 4/1/2028 (d)	170,000	162,350
Seagate HDD Cayman:
4.09%, 6/1/2029	300,000	277,161
4.13%, 1/15/2031	292,000	256,633
CONSTRUCTION MATERIALS — 0.6%
Builders FirstSource, Inc.:
5.00%, 3/1/2030 (d)	120,000	114,446
6.38%, 3/1/2034 (d)	119,000	119,457
Griffon Corp. 5.75%, 3/1/2028	430,000	421,297
Security Description	Principal Amount	Value
JELD-WEN, Inc. 4.88%, 12/15/2027 (d)	$100,000	$95,701
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (d)	150,000	136,563
DIVERSIFIED FINANCIAL SERVICES — 4.1%
Ally Financial, Inc. 6.70%, 2/14/2033	420,000	424,511
Burford Capital Global Finance LLC:
6.88%, 4/15/2030 (d)	150,000	147,681
9.25%, 7/1/2031 (d)	230,000	243,485
Enova International, Inc. 11.25%, 12/15/2028 (d)	150,000	158,663
goeasy Ltd.:
7.63%, 7/1/2029 (d)	290,000	290,902
9.25%, 12/1/2028 (d)	308,000	327,903
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (d)	160,000	145,208
5.50%, 8/15/2028 (d)	460,000	439,834
5.75%, 11/15/2031 (d)	153,000	141,208
7.13%, 2/1/2032 (d)	200,000	198,552
Navient Corp.:
4.88%, 3/15/2028	420,000	390,541
9.38%, 7/25/2030	57,000	60,958
11.50%, 3/15/2031	70,000	77,991
Series MTN, 5.63%, 8/1/2033	490,000	405,264
OneMain Finance Corp.:
3.50%, 1/15/2027	600,000	557,058
4.00%, 9/15/2030	90,000	77,048
5.38%, 11/15/2029	110,000	103,391
7.88%, 3/15/2030	159,000	164,342
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (d)	220,000	200,548
5.75%, 9/15/2031 (d)	470,000	436,437
7.88%, 12/15/2029 (d)	287,000	294,964
PHH Mortgage Corp. 7.88%, 3/15/2026 (d)	50,000	48,396
PRA Group, Inc.:
5.00%, 10/1/2029 (d)	40,000	33,711
8.38%, 2/1/2028 (d)	50,000	49,692
StoneX Group, Inc. 7.88%, 3/1/2031 (d)	190,000	192,707
Synchrony Financial 7.25%, 2/2/2033	350,000	348,264
World Acceptance Corp. 7.00%, 11/1/2026 (d)	122,000	113,478
ELECTRIC — 1.1%
NRG Energy, Inc.:
3.38%, 2/15/2029 (d)	378,000	336,205
3.63%, 2/15/2031 (d)	220,000	189,935
3.88%, 2/15/2032 (d)	110,000	94,382
PG&E Corp. 5.25%, 7/1/2030	170,000	162,035

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (d)	$389,000	$360,502
7.75%, 10/15/2031 (d)	464,000	485,646
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (d)	160,000	143,344
4.75%, 6/15/2028 (d)	240,000	222,578
ELECTRONICS — 0.1%
Coherent Corp. 5.00%, 12/15/2029 (d)	200,000	188,378
ENGINEERING & CONSTRUCTION — 0.3%
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (d)	121,000	107,686
TopBuild Corp.:
3.63%, 3/15/2029 (d)	210,000	190,962
4.13%, 2/15/2032 (d)	210,000	185,919
ENTERTAINMENT — 0.6%
Churchill Downs, Inc. 4.75%, 1/15/2028 (d)	400,000	380,756
Cinemark USA, Inc. 5.25%, 7/15/2028 (d)	100,000	94,684
Light & Wonder International, Inc. 7.50%, 9/1/2031 (d)	47,000	48,904
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (d)	227,000	215,169
7.13%, 2/15/2031 (d)	190,000	196,686
ENVIRONMENTAL CONTROL — 0.1%
Stericycle, Inc. 3.88%, 1/15/2029 (d)	100,000	90,689
FOOD — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 3/15/2029 (d)	200,000	179,446
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (d)	140,000	127,732
4.88%, 5/15/2028 (d)	240,000	233,045
Post Holdings, Inc.:
4.50%, 9/15/2031 (d)	100,000	89,961
4.63%, 4/15/2030 (d)	120,000	110,147
5.50%, 12/15/2029 (d)	390,000	376,759
FOREST PRODUCTS & PAPER — 0.1%
Mercer International, Inc. 5.13%, 2/1/2029	127,000	111,831
HEALTH CARE PRODUCTS — 0.1%
Hologic, Inc. 3.25%, 2/15/2029 (d)	200,000	179,358
HEALTH CARE SERVICES — 1.5%
Acadia Healthcare Co., Inc. 5.00%, 4/15/2029 (d)	300,000	284,970
Security Description	Principal Amount	Value
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (d)	$100,000	$94,389
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (d)	110,000	84,882
5.25%, 5/15/2030 (d)	100,000	81,575
6.13%, 4/1/2030 (d)	10,000	7,200
6.88%, 4/15/2029 (d)	155,000	116,169
10.88%, 1/15/2032 (d)	40,000	41,312
DaVita, Inc.:
3.75%, 2/15/2031 (d)	240,000	200,801
4.63%, 6/1/2030 (d)	460,000	411,746
Encompass Health Corp.:
4.50%, 2/1/2028	370,000	352,221
4.63%, 4/1/2031	385,000	349,884
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (d)	40,000	28,996
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (d)	10,000	8,894
3.88%, 5/15/2032 (d)	190,000	165,591
HOME BUILDERS — 1.7%
Beazer Homes USA, Inc. 7.25%, 10/15/2029	270,000	273,253
Century Communities, Inc. 3.88%, 8/15/2029 (d)	370,000	333,166
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (d)	130,000	135,660
Forestar Group, Inc. 3.85%, 5/15/2026 (d)	83,000	79,272
KB Home 4.00%, 6/15/2031	353,000	312,963
LGI Homes, Inc.:
4.00%, 7/15/2029 (d)	150,000	131,069
8.75%, 12/15/2028 (d)	35,000	36,958
M/I Homes, Inc.:
3.95%, 2/15/2030	145,000	130,429
4.95%, 2/1/2028	160,000	152,470
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (d)	340,000	324,965
5.75%, 1/15/2028 (d)	225,000	223,718
Thor Industries, Inc. 4.00%, 10/15/2029 (d)	150,000	134,334
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	290,000	285,247
HOME FURNISHINGS — 0.4%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (d)	60,000	51,023
4.00%, 4/15/2029 (d)	680,000	617,746
HOUSEHOLD PRODUCTS — 0.1%
Edgewell Personal Care Co. 4.13%, 4/1/2029 (d)	160,000	146,866

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.3%
Central Garden & Pet Co. 4.13%, 10/15/2030	$545,000	$488,865
INTERNET — 1.3%
ANGI Group LLC 3.88%, 8/15/2028 (d)	220,000	190,945
Cogent Communications Group, Inc. 7.00%, 6/15/2027 (d)	400,000	398,212
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (d)	500,000	451,015
Rakuten Group, Inc. 11.25%, 2/15/2027 (d)	820,000	868,503
INVESTMENT COMPANY SECURITY — 0.2%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (d)	300,000	284,949
IRON/STEEL — 0.3%
Commercial Metals Co. 4.38%, 3/15/2032	120,000	107,887
Mineral Resources Ltd. 8.00%, 11/1/2027 (d)	330,000	336,373
IT SERVICES — 0.1%
ASGN, Inc. 4.63%, 5/15/2028 (d)	80,000	75,675
Seagate HDD Cayman 9.63%, 12/1/2032	50,000	57,009
LEISURE TIME — 0.5%
Carnival Corp. 5.75%, 3/1/2027 (d)	170,000	168,278
NCL Corp. Ltd. 7.75%, 2/15/2029 (d)	330,000	343,141
Royal Caribbean Cruises Ltd. 3.70%, 3/15/2028	245,000	227,813
LODGING — 0.8%
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (d)	371,000	319,672
3.75%, 5/1/2029 (d)	590,000	540,959
Station Casinos LLC 4.63%, 12/1/2031 (d)	190,000	171,021
Travel & Leisure Co. 4.50%, 12/1/2029 (d)	40,000	36,720
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (d)	200,000	185,804
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (d)	90,000	84,065
4.13%, 4/15/2029 (d)	250,000	230,592
MACHINERY-DIVERSIFIED — 0.1%
ATS Corp. 4.13%, 12/15/2028 (d)	148,000	135,529
Security Description	Principal Amount	Value
Esab Corp. 6.25%, 4/15/2029 (d)	$55,000	$55,294
MEDIA — 1.5%
AMC Networks, Inc. 4.25%, 2/15/2029	210,000	148,886
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (d)	60,000	48,836
4.25%, 1/15/2034 (d)	70,000	52,830
4.50%, 8/15/2030 (d)	100,000	84,001
4.75%, 3/1/2030 (d)	370,000	317,382
5.00%, 2/1/2028 (d)	60,000	55,871
CSC Holdings LLC:
6.50%, 2/1/2029 (d)	70,000	59,500
7.50%, 4/1/2028 (d)	40,000	26,904
11.25%, 5/15/2028 (d)	50,000	49,590
11.75%, 1/31/2029 (d)	200,000	200,054
Gray Television, Inc.:
4.75%, 10/15/2030 (d)	175,000	114,898
5.38%, 11/15/2031 (d)	192,000	126,033
News Corp.:
3.88%, 5/15/2029 (d)	300,000	274,884
5.13%, 2/15/2032 (d)	75,000	70,669
Nexstar Media, Inc.:
4.75%, 11/1/2028 (d)	290,000	264,364
5.63%, 7/15/2027 (d)	70,000	67,208
Scripps Escrow, Inc. 5.88%, 7/15/2027 (d)	65,000	54,310
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (d)	50,000	36,357
5.50%, 3/1/2030 (d)	90,000	64,845
Sirius XM Radio, Inc. 4.00%, 7/15/2028 (d)	100,000	91,500
METAL FABRICATE & HARDWARE — 0.0% (c)
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	60,000	56,182
MINING — 0.9%
Eldorado Gold Corp. 6.25%, 9/1/2029 (d)	230,000	220,667
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (d)	160,000	143,008
4.50%, 9/15/2027 (d)	100,000	95,947
5.88%, 4/15/2030 (d)	300,000	294,942
6.13%, 4/15/2032 (d)	385,000	380,622
IAMGOLD Corp. 5.75%, 10/15/2028 (d)	155,000	142,188
Taseko Mines Ltd. 7.00%, 2/15/2026 (d)	90,000	90,382
MISCELLANEOUS MANUFACTURER — 0.2%
Hillenbrand, Inc. 3.75%, 3/1/2031	350,000	303,114

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
OFFICE & BUSINESS EQUIPMENT — 0.7%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (d)	$90,000	$82,255
7.25%, 3/15/2029 (d)	50,000	44,668
Xerox Holdings Corp. 5.50%, 8/15/2028 (d)	940,000	855,795
OFFICE FURNISHINGS — 0.1%
Steelcase, Inc. 5.13%, 1/18/2029	210,000	198,498
OIL & GAS — 2.7%
Baytex Energy Corp. 8.50%, 4/30/2030 (d)	50,000	52,166
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
8.13%, 1/15/2027 (d)	10,000	9,753
9.75%, 7/15/2028 (d)	250,000	247,752
Civitas Resources, Inc. 8.75%, 7/1/2031 (d)	135,000	144,550
CNX Resources Corp.:
6.00%, 1/15/2029 (d)	388,000	380,256
7.25%, 3/1/2032 (d)	116,000	118,025
CVR Energy, Inc. 5.75%, 2/15/2028 (d)	374,000	351,545
EnQuest PLC 11.63%, 11/1/2027 (d)	76,000	75,146
Northern Oil & Gas, Inc. 8.75%, 6/15/2031 (d)	94,000	99,295
Parkland Corp.:
4.50%, 10/1/2029 (d)	480,000	443,957
4.63%, 5/1/2030 (d)	413,000	380,749
PBF Holding Co. LLC/PBF Finance Corp. 7.88%, 9/15/2030 (d)	216,000	223,826
Precision Drilling Corp. 6.88%, 1/15/2029 (d)	300,000	299,253
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	820,000	763,518
4.50%, 4/30/2030	60,000	55,034
Transocean, Inc. 7.50%, 4/15/2031	136,000	126,379
Valaris Ltd. 8.38%, 4/30/2030 (d)	280,000	288,364
OIL & GAS SERVICES — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 4/1/2028 (d)	300,000	296,169
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (d)	135,000	144,401
Oceaneering International, Inc. 6.00%, 2/1/2028	100,000	98,739
Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029 (d)	$310,000	$249,931
Ball Corp. 3.13%, 9/15/2031	30,000	25,564
Graphic Packaging International LLC 3.75%, 2/1/2030 (d)	20,000	17,816
PHARMACEUTICALS — 0.2%
AdaptHealth LLC 5.13%, 3/1/2030 (d)	150,000	130,827
Prestige Brands, Inc. 3.75%, 4/1/2031 (d)	150,000	130,632
PIPELINES — 1.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (d)	200,000	192,378
5.75%, 1/15/2028 (d)	100,000	98,421
6.63%, 2/1/2032 (d)	168,000	168,717
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (d)	94,000	91,828
8.63%, 3/15/2029 (d)	127,000	129,703
EnLink Midstream Partners LP:
5.05%, 4/1/2045	120,000	99,162
5.45%, 6/1/2047	220,000	191,138
Global Partners LP/GLP Finance Corp. 6.88%, 1/15/2029	283,000	281,209
Hess Midstream Operations LP:
4.25%, 2/15/2030 (d)	200,000	183,846
5.13%, 6/15/2028 (d)	210,000	203,127
5.50%, 10/15/2030 (d)	400,000	387,708
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (d)	135,000	138,276
8.38%, 2/15/2032 (d)	90,000	92,287
NuStar Logistics LP 6.38%, 10/1/2030	100,000	100,914
REAL ESTATE — 0.8%
Howard Hughes Corp.:
4.13%, 2/1/2029 (d)	505,000	453,990
4.38%, 2/1/2031 (d)	210,000	182,265
Newmark Group, Inc. 7.50%, 1/12/2029 (d)	267,000	274,532
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.75%, 1/15/2029 (d)	300,000	212,550
REAL ESTATE INVESTMENT TRUSTS — 2.3%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (d)	220,000	185,425

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Brandywine Operating Partnership LP 4.55%, 10/1/2029	$180,000	$157,088
Hudson Pacific Properties LP 4.65%, 4/1/2029	70,000	59,782
Iron Mountain, Inc.:
5.25%, 3/15/2028 (d)	300,000	290,313
5.25%, 7/15/2030 (d)	280,000	264,872
5.63%, 7/15/2032 (d)	60,000	56,663
7.00%, 2/15/2029 (d)	49,000	49,958
REIT, 4.50%, 2/15/2031 (d)	200,000	180,692
Rithm Capital Corp. 8.00%, 4/1/2029 (d)	232,000	225,158
Service Properties Trust:
3.95%, 1/15/2028	415,000	355,003
4.95%, 2/15/2027	270,000	249,834
4.95%, 10/1/2029	10,000	8,180
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (d)	620,000	583,221
7.25%, 4/1/2029 (d)	55,000	55,432
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (d)	110,000	82,119
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
6.50%, 2/15/2029 (d)	570,000	442,320
10.50%, 2/15/2028 (d)	40,000	41,494
Vornado Realty LP 3.40%, 6/1/2031	140,000	110,778
RETAIL — 4.0%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 2/15/2029 (d)	400,000	365,308
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (d)	120,000	111,024
5.00%, 2/15/2032 (d)	270,000	244,590
Bath & Body Works, Inc.:
6.75%, 7/1/2036	230,000	232,222
6.88%, 11/1/2035	230,000	234,956
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (d)	131,000	121,619
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (d)	70,000	67,894
FirstCash, Inc.:
4.63%, 9/1/2028 (d)	110,000	103,552
5.63%, 1/1/2030 (d)	120,000	114,157
6.88%, 3/1/2032 (d)	278,000	278,189
Foot Locker, Inc. 4.00%, 10/1/2029 (d)	170,000	143,150
Gap, Inc.:
3.63%, 10/1/2029 (d)	613,000	537,006
3.88%, 10/1/2031 (d)	30,000	25,374
Security Description	Principal Amount	Value
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (d)	$150,000	$138,244
Lithia Motors, Inc.:
3.88%, 6/1/2029 (d)	120,000	108,266
4.38%, 1/15/2031 (d)	20,000	17,917
Macy's Retail Holdings LLC:
4.50%, 12/15/2034	150,000	132,402
6.13%, 3/15/2032 (d)	10,000	9,696
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (d)	600,000	524,064
4.75%, 9/15/2029	50,000	47,441
Nordstrom, Inc. 5.00%, 1/15/2044	409,000	315,818
Patrick Industries, Inc. 4.75%, 5/1/2029 (d)	300,000	280,083
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/2032	80,000	79,382
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (d)	190,000	170,605
4.88%, 11/15/2031 (d)	190,000	166,208
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (d)	450,000	409,990
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (d)	240,000	221,806
Victoria's Secret & Co. 4.63%, 7/15/2029 (d)	269,000	220,758
Yum! Brands, Inc.:
3.63%, 3/15/2031	130,000	115,041
4.63%, 1/31/2032	102,000	94,278
4.75%, 1/15/2030 (d)	280,000	265,639
SEMICONDUCTORS — 0.1%
ams-OSRAM AG 12.25%, 3/30/2029 (d)	20,000	20,093
Entegris, Inc. 3.63%, 5/1/2029 (d)	170,000	152,689
SOFTWARE — 0.8%
Fair Isaac Corp. 4.00%, 6/15/2028 (d)	593,000	554,176
MicroStrategy, Inc. 6.13%, 6/15/2028 (d)	220,000	212,516
Open Text Holdings, Inc. 4.13%, 2/15/2030 (d)	420,000	376,421
PTC, Inc. 4.00%, 2/15/2028 (d)	130,000	121,516
TELECOMMUNICATIONS — 1.1%
Ciena Corp. 4.00%, 1/31/2030 (d)	90,000	80,269
Consolidated Communications, Inc. 6.50%, 10/1/2028 (d)	185,000	162,360

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Frontier Communications Holdings LLC:
5.88%, 11/1/2029	$473,000	$399,335
6.00%, 1/15/2030 (d)	110,000	93,260
6.75%, 5/1/2029 (d)	458,000	408,105
Telecom Italia Capital SA 7.72%, 6/4/2038	170,000	170,085
Viasat, Inc. 6.50%, 7/15/2028 (d)	210,000	162,133
Viavi Solutions, Inc. 3.75%, 10/1/2029 (d)	190,000	163,119
TRANSPORTATION — 0.1%
Danaos Corp. 8.50%, 3/1/2028 (d)	40,000	40,924
XPO, Inc. 7.13%, 2/1/2032 (d)	55,000	56,610
TOTAL CORPORATE BONDS & NOTES (Cost $56,074,620)		58,122,651
	Shares
SHORT-TERM INVESTMENTS — 7.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (h) (i) (Cost $10,750,670)	10,750,670	10,750,670
TOTAL INVESTMENTS — 105.2% (Cost $153,000,057)		156,268,695
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(7,781,014)
NET ASSETS — 100.0%		$148,487,681

(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Position is unsettled. Contract rate was not determined at March 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 38.1% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $238,124, representing 0.20% of the Fund's net assets.
(f)	Non-income producing security.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2024.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CVR	Contingent Value Rights
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

At March 31, 2024, the Fund had unfunded loan commitments of $104,154, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Touchdown Acquirer Inc	80,838	81,192	354
Groundworks, LLC	23,316	23,349	33
	$104,154	$104,541	$387
See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$58,122,651	$—	$58,122,651
Asset-Backed Securities	—	12,645,725	—	12,645,725
Common Stocks	—	—	238,124	238,124
Mutual Funds and Exchange Traded Products	4,670,462	—	—	4,670,462
Senior Floating Rate Loans	—	69,841,063	—	69,841,063
Short-Term Investments	10,750,670	—	—	10,750,670
TOTAL INVESTMENTS	$15,421,132	$140,609,439	$238,124	$156,268,695
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$387	$—	$387
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$387	$—	$387

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
SPDR Blackstone Senior Loan ETF	—	$—	$7,009,776	$2,377,119	$(23,442)	$61,247	110,911	$4,670,462	$181,680
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,605,513	6,605,513	53,667,437	49,522,280	—	—	10,750,670	10,750,670	206,832
Total		$6,605,513	$60,677,213	$51,899,399	$(23,442)	$61,247		$15,421,132	$388,512
See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 93.7%
ADVERTISING SERVICES — 0.6%
ABG Intermediate Holdings 2 LLC 2021 Term Loan B1 1 mo. USD Term SOFR + 3.50%, 8.93%, 12/21/2028 (a)	$24,789,999	$24,913,949
Wood Mackenzie Ltd. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.81%, 1/31/2031 (a)	6,661,358	6,690,935
		31,604,884
AEROSPACE & DEFENSE — 1.7%
Dynasty Acquisition Co., Inc.:
2024 Term Loan B1 (b)	12,093,637	12,125,020
2024 Term Loan B2 (b)	4,991,849	5,004,803
Kaman Corp. 2024 Term Loan (b)	9,009,720	9,029,451
TransDigm, Inc.:
2023 Term Loan J 1 mo. USD Term SOFR + 3.25%, 8.60%, 2/14/2031 (a)	3,165,576	3,184,649
2024 Term Loan I 1 mo. USD Term SOFR + 2.75%, 8.06%, 8/24/2028 (a)	49,718,984	49,944,460
2024 Term Loan K 3 mo. USD Term SOFR + 2.75%, 8.07%, 2/22/2030 (a)	18,454,007	18,513,613
		97,801,996
AIR FREIGHT & LOGISTICS — 0.2%
Worldwide Express Operations LLC 2021 1st Lien Term Loan 3 mo. USD Term SOFR + 4.00%, 9.57%, 7/26/2028 (a)	13,164,711	13,119,095
AIRLINES — 1.6%
Air Canada 2024 Term Loan B 3 mo. USD Term SOFR + 2.50%, 7.83%, 3/14/2031 (a)	4,024,916	4,037,514
American Airlines, Inc. 2021 Term Loan 3 mo. USD Term SOFR + 4.75%, 10.33%, 4/20/2028 (a)	30,839,440	32,079,494
Mileage Plus Holdings LLC 2020 Term Loan B 3 mo. USD Term SOFR + 5.25%, 10.73%, 6/21/2027 (a)	16,857,894	17,380,826
Security Description	Principal Amount	Value
SkyMiles IP Ltd. 2020 Skymiles Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.07%, 10/20/2027 (a)	$4,229,295	$4,367,191
United Airlines, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 8.08%, 2/15/2031 (a)	31,681,497	31,770,522
		89,635,547
AUTO COMPONENTS — 0.1%
BBB Industries LLC 2022 Term Loan 1 mo. USD Term SOFR + 5.25%, 10.68%, 7/25/2029 (a)	2,976,137	2,851,511
AUTO PARTS & EQUIPMENT — 1.7%
Clarios Global LP 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.33%, 5/6/2030 (a)	51,105,142	51,296,786
First Brands Group LLC:
2021 Term Loan 3 mo. USD Term SOFR + 5.00%, 10.57%, 3/30/2027 (a)	5,923,368	5,939,657
2022 Incremental Term Loan 3 mo. USD Term SOFR + 5.00%, 10.57%, 3/30/2027 (a)	15,031,608	15,059,792
Tenneco, Inc. 2022 Term Loan B 3 mo. USD Term SOFR + 5.00%, 10.45%, 11/17/2028 (a)	26,449,491	24,957,872
		97,254,107
BEVERAGES — 1.0%
Triton Water Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 8.86%, 3/31/2028 (a)	53,910,689	53,412,284
BUILDING MATERIALS — 1.0%
LHS Borrower LLC 2022 Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.18%, 2/16/2029 (a)	15,144,514	14,500,872
MI Windows and Doors LLC 2024 Term Loan B2 (b)	7,667,308	7,712,852
Quikrete Holdings, Inc.:
2023 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.08%, 3/19/2029 (a)	6,293	6,304
2024 Term Loan B (b)	26,069,594	26,113,130
Summit Materials LLC 2023 Incremental Term Loan B 3 mo. USD Term SOFR + 2.50%, 7.83%, 1/12/2029 (a)	1,449,095	1,457,970

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Tamko Building Products LLC 2023 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.83%, 9/20/2030 (a)	$8,266,528	$8,276,861
		58,067,989
BUILDING PRODUCTS — 1.7%
ACProducts, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.86%, 5/17/2028 (a)	19,785,486	18,109,952
Chamberlain Group, Inc. Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.68%, 11/3/2028 (a)	12,867,935	12,865,555
Cornerstone Building Brands, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.68%, 4/12/2028 (a)	48,727,837	48,561,918
Oscar AcquisitionCo LLC Term Loan B 3 mo. USD Term SOFR + 4.50%, 9.95%, 4/29/2029 (a)	17,864,955	17,932,038
		97,469,463
CAPITAL MARKETS — 0.0% (c)
AqGen Island Holdings, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 8.94%, 8/2/2028 (a)	478,875	477,738
CHEMICALS — 0.9%
Axalta Coating Systems U.S. Holdings, Inc. 2024 Term Loan B6 3 mo. USD Term SOFR + 2.00%, 7.33%, 12/20/2029 (a)	4,272,276	4,283,705
Nouryon Finance BV 2023 USD Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.31%, 4/3/2028 (a)	14,004,971	14,066,243
PMHC II, Inc. 2022 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.72%, 4/23/2029 (a)	28,460,559	28,214,233
Starfruit Finco BV 2023 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.42%, 4/3/2028 (a)	3,337,700	3,353,003
		49,917,184
COMMERCIAL SERVICES — 7.3%
AlixPartners LLP 2021 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.94%, 2/4/2028 (a)	3,420,302	3,428,426
Security Description	Principal Amount	Value
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.18%, 5/12/2028 (a)	$69,029,468	$69,022,910
APX Group, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 3.25%, 7/10/2028 (a)	9,600,405	9,635,303
Belron Finance U.S. LLC:
2023 1st Lien Term Loan 3 mo. USD Term SOFR + 2.25%, 7.66%, 4/18/2029 (a)	6,204,072	6,217,007
2023 USD Term Loan 3 mo. USD Term SOFR + 2.00%, 7.58%, 4/13/2028 (a)	5,494,872	5,505,862
Camelot U.S. Acquisition LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.08%, 1/31/2031 (a)	12,777,542	12,787,125
CoreLogic, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 8.94%, 6/2/2028 (a)	45,852,737	44,946,457
Corp. Service Co. Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.08%, 11/2/2029 (a)	794,725	797,375
Fugue Finance BV 2024 USD Term Loan B (b)	4,147,500	4,163,053
Groundworks LLC:
2024 Delayed Draw Term Loan (b)	1,830,224	1,832,823
2024 Term Loan (b)	9,944,216	9,958,336
GTCR W Merger Sub LLC USD Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.31%, 1/31/2031 (a)	42,137,300	42,339,349
Homeserve USA Holding Corp. Term Loan (b)	13,058,000	13,105,336
Mavis Tire Express Services Topco Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 5/4/2028 (a)	33,880,960	33,977,181
Neptune Bidco U.S., Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.00%, 10.42%, 4/11/2029 (a)	70,454,123	65,121,802
OMNIA Partners LLC 2024 Term Loan B (b)	11,343,398	11,408,963
PG Investment Co. 59 SARL Term Loan B (b)	6,488,371	6,508,647

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Prime Security Services Borrower LLC 2023 Term Loan B 3 mo. USD Term SOFR + 2.50%, 7.83%, 10/14/2030 (a)	$10,056,277	$10,073,976
Spring Education Group, Inc. Term Loan 3 mo. USD Term SOFR + 4.50%, 9.81%, 10/4/2030 (a)	2,750,118	2,764,900
Thevelia (US) LLC 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.06%, 6/18/2029 (a)	10,671,907	10,703,603
Trans Union LLC:
2019 Term Loan B5 1 mo. USD Term SOFR + 1.75%, 7.18%, 11/16/2026 (a)	1,475,844	1,476,936
2024 Term Loan B6 1 mo. USD Term SOFR + 2.00%, 7.33%, 12/1/2028 (a)	982,872	983,550
Vaco Holdings LLC 2022 Term Loan 3 mo. USD Term SOFR + 5.00%, 10.43%, 1/21/2029 (a)	3,330,303	3,299,914
VT Topco, Inc. 2024 Term Loan B (b)	13,163,814	13,215,548
Wand NewCo 3, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 1/30/2031 (a)	28,392,161	28,505,304
		411,779,686
COMMERCIAL SERVICES & SUPPLIES — 3.1%
Aramark Services, Inc. 2024 Term Loan B8 (b)	1,201,836	1,203,717
Asurion LLC:
2020 Term Loan B8 1 mo. USD Term SOFR + 3.25%, 8.69%, 12/23/2026 (a)	43,914,273	43,129,964
2021 Second Lien Term Loan B4 1 mo. USD Term SOFR + 5.25%, 10.69%, 1/20/2029 (a)	62,994,926	56,661,102
2022 Term Loan B10 1 mo. USD Term SOFR + 4.00%, 9.43%, 8/19/2028 (a)	2,109,648	2,037,129
2023 Term Loan B11 1 mo. USD Term SOFR + 4.25%, 9.68%, 8/19/2028 (a)	6,392,648	6,184,887
Security Description	Principal Amount	Value
Covanta Holding Corp.:
2021 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.83%, 11/30/2028 (a)	$916,164	$915,307
2021 Term Loan C 1 mo. USD Term SOFR + 2.50%, 7.83%, 11/30/2028 (a)	69,849	69,783
Garda World Security Corp. 2022 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.58%, 2/1/2029 (a)	24,311,652	24,387,747
McGraw-Hill Global Education Holdings LLC 2021 Term Loan 1 mo. USD Term SOFR + 4.75%, 10.19%, 7/28/2028 (a)	37,455,024	37,568,700
		172,158,336
COMMUNICATIONS EQUIPMENT — 0.9%
Zayo Group Holdings, Inc. USD Term Loan 1 mo. USD Term SOFR + 3.00%,, 3/9/2027 (a)	59,374,962	52,266,888
COMPUTERS — 1.9%
KBR, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.58%, 1/17/2031 (a)	11,983,260	12,022,205
Magenta Buyer LLC 2021 USD 1st Lien Term Loan 3 mo. USD Term SOFR + 5.00%, 10.57%, 7/27/2028 (a)	50,575,768	30,345,461
Tempo Acquisition LLC 2023 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.08%, 8/31/2028 (a)	11,325,164	11,373,806
Vision Solutions, Inc. 2021 Incremental Term Loan 3 mo. USD Term SOFR + 4.00%, 9.59%, 4/24/2028 (a)	52,011,652	52,147,142
		105,888,614
CONSTRUCTION & ENGINEERING — 0.6%
Artera Services LLC 2024 Term Loan 3 mo. USD Term SOFR + 4.50%, 9.81%, 2/15/2031 (a)	7,060,135	7,095,436
Brown Group Holding LLC Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.18%, 6/7/2028 (a)	6,929,308	6,932,461
KKR Apple Bidco LLC:
2021 Term Loan 1 mo. USD Term SOFR + 2.75%, 8.19%, 9/22/2028 (a)	1,033,082	1,033,408

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2022 Incremental Term Loan 1 mo. USD Term SOFR + 3.50%, 8.83%, 9/22/2028 (a)	$12,570,048	$12,618,065
Radar Bidco SARL 2024 USD Term Loan B (b)	6,545,000	6,553,181
		34,232,551
CONTAINERS & PACKAGING — 1.6%
Berlin Packaging LLC 2021 Term Loan B5 3 mo. USD Term SOFR + 0.00%, 9.32%, 3/11/2028 (a)	8,651,848	8,672,483
Clydesdale Acquisition Holdings, Inc. Term Loan B 1 mo. USD Term SOFR + 3.68%, 9.11%, 4/13/2029 (a)	53,771,726	53,906,155
Proampac PG Borrower LLC 2023 Term Loan (b)	17,817,606	17,817,607
Supplyone, Inc. 2024 Term Loan B (b)	9,125,191	9,096,720
		89,492,965
COSMETICS & TOILETRIES — 0.5%
Solis IV BV USD Term Loan B1 1 mo. USD Term SOFR + 3.50%, 8.82%, 2/26/2029 (a)	26,203,656	25,947,777
DISTRIBUTION/WHOLESALE — 1.1%
American Builders & Contractors Supply Co., Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 7.33%, 1/31/2031 (a)	8,485,010	8,496,931
Fastlane Parent Co., Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 4.50%, 9.83%, 9/29/2028 (a)	6,206,181	6,208,975
Windsor Holdings III LLC 2024 USD Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.33%, 8/1/2030 (a)	47,232,550	47,476,270
		62,182,176
DIVERSIFIED CONSUMER SERVICES — 0.2%
Ascend Learning LLC 2021 Term Loan 1 mo. USD Term SOFR + 3.50%, 8.93%, 12/11/2028 (a)	6,887,708	6,858,470
Bright Horizons Family Solutions LLC 2021 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.69%, 11/24/2028 (a)	2,146,563	2,148,581
		9,007,051
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 3.7%
Advisor Group, Inc. 2024 Term Loan (b)	$30,355,952	$30,509,552
Apex Group Treasury LLC USD Term Loan 1 mo. USD Term SOFR + 3.75%, 9.33%, 7/27/2028 (a)	492,424	492,732
Aretec Group, Inc. 2023 Incremental Term Loan 1 mo. USD Term SOFR + 4.50%, 9.93%, 8/9/2030 (a)	47,166,574	47,490,844
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 1 mo. USD Term SOFR + 2.00%, 7.33%, 6/22/2028 (a)	587,368	588,197
Citadel Securities LP 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.58%, 7/29/2030 (a)	28,293,671	28,301,735
Deerfield Dakota Holding LLC 2020 USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.06%, 4/9/2027 (a)	35,848,146	35,716,225
Edelman Financial Center LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.94%, 4/7/2028 (a)	12,679,581	12,696,635
Eisner Advisory Group LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.33%, 2/28/2031 (a)	10,141,221	10,195,122
Focus Financial Partners LLC 2024 Term Loan B7 1 mo. USD Term SOFR + 2.75%, 8.08%, 6/30/2028 (a)	26,979,697	26,924,928
Kestra Advisor Services Holdings A, Inc. 2024 Term Loan (b)	13,406,044	13,445,190
NFP Corp. 2020 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.69%, 2/16/2027 (a)	1,706,129	1,710,181
		208,071,341
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Altice France SA 2023 USD Term Loan B14 1 mo. USD Term SOFR + 5.50%, 10.81%, 8/15/2028 (a)	60,543,421	48,453,808
CCI Buyer, Inc. Term Loan 3 mo. USD Term SOFR + 4.00%, 9.32%, 12/17/2027 (a)	30,938,724	30,797,798

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SBA Senior Finance II LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 7.34%, 1/25/2031 (a)	$2,822,558	$2,830,941
		82,082,547
ELECTRICAL EQUIPMENT — 0.1%
Energizer Holdings, Inc. 2020 Term Loan 1 mo. USD Term SOFR + 2.25%, 7.69%, 12/22/2027 (a)	4,543,088	4,546,495
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
II-VI, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.08%, 7/2/2029 (a)	9,971,342	10,003,749
ELECTRONICS — 0.4%
Coherent Corp. Term Loan B1 (b)	20,159,601	20,159,601
ENTERTAINMENT — 4.0%
AP Gaming I LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 2/15/2029 (a)	4,851,468	4,871,189
Bally's Corp. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.83%, 10/2/2028 (a)	18,490,214	17,407,704
Caesars Entertainment, Inc. 2024 Term Loan B1 3 mo. USD Term SOFR + 2.75%, 8.04%, 2/6/2031 (a)	23,162,617	23,209,637
Crown Finance US, Inc. 2023 Exit Term Loan 1 mo. USD Term SOFR + 1.50%, 6.94%, 7/31/2028 (a)	23,981,670	24,433,125
Delta 2 (LUX) SARL 2022 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.56%, 1/15/2030 (a)	500,000	501,125
Fertitta Entertainment LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 1/27/2029 (a)	63,422,148	63,646,980
Flutter Financing BV Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.66%, 11/25/2030 (a)	36,905,581	36,987,880
GVC Holdings Ltd.:
2021 USD Term Loan B4 (b)	569,063	570,545
2022 USD Term Loan B2 1 mo. USD Term SOFR + 3.50%, 3.50%, 10/31/2029 (a)	6,832,475	6,868,756
Security Description	Principal Amount	Value
Light and Wonder International, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 2.75%, 8.08%, 4/14/2029 (a)	$5,204,782	$5,222,479
NASCAR Holdings LLC Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.94%, 10/19/2026 (a)	491,461	494,142
UFC Holdings LLC 2021 Term Loan B 3 mo. USD Term SOFR + 2.75%, 8.34%, 4/29/2026 (a)	38,537,797	38,639,537
		222,853,099
ENVIRONMENTAL CONTROL — 0.0% (c)
GFL Environmental, Inc. 2023 First Lien Term Loan 3 mo. USD Term SOFR + 2.50%, 7.82%, 5/31/2027 (a)	845,453	849,685
FOOD PRODUCTS — 0.4%
Fiesta Purchaser, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.32%, 2/12/2031 (a)	9,466,868	9,493,801
Froneri International Ltd. 2020 USD Term Loan 1 mo. USD Term SOFR + 2.25%, 7.58%, 1/29/2027 (a)	7,931,426	7,944,632
Solina Bidco 2024 Term Loan B (b)	2,892,258	2,901,311
		20,339,744
FOOD-MISC/DIVERSIFIED — 0.0% (c)
Skopima Merger Sub, Inc. Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.44%, 5/12/2028 (a)	571,339	569,865
GAMING & ENTERTAINMENT — 0.0% (c)
PCI Gaming Authority Term Loan 1 mo. USD Term SOFR + 2.50%, 7.94%, 5/29/2026 (a)	1,000,000	1,003,240
GROUND TRANSPORTATION — 0.0% (c)
Genesee & Wyoming, Inc. Term Loan 3 mo. USD Term SOFR + 2.00%, 7.45%, 12/30/2026 (a)	1,973,612	1,977,125
HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Auris Luxembourg III SARL 2024 USD Term Loan B2 (b)	15,864,194	15,918,767
Avantor Funding, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 2.00%, 7.43%, 11/8/2027 (a)	573,461	573,461

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Bausch & Lomb Corp. Term Loan 1 mo. USD Term SOFR + 3.25%, 8.68%, 5/10/2027 (a)	$43,261,242	$42,861,076
Carestream Health, Inc. 2022 Term Loan 3 mo. USD Term SOFR + 7.50%, 12.91%, 9/30/2027 (a)	4,693,793	4,054,264
Gainwell Acquisition Corp. Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.41%, 10/1/2027 (a)	74,969,733	71,849,118
Medline Borrower LP 2024 Term Loan B (b)	69,590,782	69,844,440
		205,101,126
HEALTH CARE PROVIDERS & SERVICES — 1.1%
DaVita, Inc. 2020 Term Loan B 1 mo. USD Term SOFR + 1.75%, 7.19%, 8/12/2026 (a)	1,289,760	1,291,198
GHX Ultimate Parent Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.56%, 6/30/2027 (a)	5,381,836	5,422,200
Global Medical Response, Inc. 2020 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.84%, 10/2/2025 (a)	8,236,399	7,716,517
LifePoint Health, Inc.:
2023 Term Loan B 3 mo. USD Term SOFR + 5.50%, 11.09%, 11/16/2028 (a)	11,364,773	11,408,414
2024 Term Loan B (b)	15,513,793	15,573,366
Medline Borrower LP USD Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.33%, 10/23/2028 (a)	1,891,996	1,898,230
Midwest Physician Administrative Services LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.25%, 8.82%, 3/12/2028 (a)	8,840,622	7,385,058
Sotera Health Holdings LLC 2021 Term Loan 1 mo. USD Term SOFR + 2.75%, 8.19%, 12/11/2026 (a)	5,694,013	5,684,504
Surgery Center Holdings, Inc. 2023 Term Loan 1 mo. USD Term SOFR + 3.50%, 8.83%, 12/19/2030 (a)	7,755,383	7,801,179
		64,180,666
Security Description	Principal Amount	Value
HOME FURNISHINGS — 1.1%
AI Aqua Merger Sub, Inc.:
2021 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.07%, 7/31/2028 (a)	$57,104,810	$57,271,556
2023 Incremental Term Loan 1 mo. USD Term SOFR + 4.25%, 9.58%, 7/31/2028 (a)	6,000,000	5,415,200
		62,686,756
HOOLDING COMPANIES & DIVERSIFIED — 0.4%
Belfor Holdings, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 11/1/2030 (a)	6,694,972	6,736,816
Forward Air Corp. Term Loan B (b)	14,397,152	14,215,388
		20,952,204
HOTELS, RESTAURANTS & LEISURE — 2.3%
Alterra Mountain Co. 2024 Term Loan B2 (b)	4,382,588	4,406,342
Caesars Entertainment, Inc. Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.66%, 2/6/2030 (a)	31,113,992	31,241,559
PENN Entertainment, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.18%, 5/3/2029 (a)	3,516	3,523
Peraton Corp. Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 2/1/2028 (a)	91,799,750	91,893,386
Wyndham Hotels & Resorts, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.68%, 5/24/2030 (a)	695,853	699,117
		128,243,927
HOUSEHOLD PRODUCTS — 0.0% (c)
Reynolds Consumer Products LLC Term Loan 1 mo. USD Term SOFR + 1.75%, 7.18%, 2/4/2027 (a)	25,209	25,282
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.7%
Calpine Corp.:
2024 Term Loan B5 1 mo. USD Term SOFR + 2.00%, 7.33%, 12/16/2027 (a)	1,228,102	1,228,347

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Term Loan B9 1 mo. USD Term SOFR + 2.00%, 7.33%, 1/31/2031 (a)	$1,740,316	$1,732,519
Kohler Energy Co. LLC USD Term Loan B (b)	26,029,768	26,100,179
Vistra Operations Co. LLC 1st Lien Term Loan B3 1 mo. USD Term SOFR + 2.00%, 7.33%, 12/20/2030 (a)	10,090,830	10,092,445
		39,153,490
INSURANCE — 6.0%
Acrisure LLC:
2020 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.94%, 2/15/2027 (a)	45,250,160	45,278,441
2021 First Lien Term Loan B 1 mo. USD Term SOFR + 4.25%, 9.69%, 2/15/2027 (a)	1,371,174	1,377,173
2021 Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.19%, 2/15/2027 (a)	982,368	984,514
Alliant Holdings Intermediate LLC 2023 Term Loan B6 1 mo. USD Term SOFR + 3.50%, 8.83%, 11/6/2030 (a)	19,255,169	19,355,584
AmWINS Group, Inc.:
2021 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.69%, 2/19/2028 (a)	31,152,146	31,191,086
2023 Incremental Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.19%, 2/19/2028 (a)	153,992	154,463
AssuredPartners, Inc.:
2020 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.94%, 2/12/2027 (a)	3,445,483	3,452,925
2023 Term Loan B4 1 mo. USD Term SOFR + 3.75%, 9.08%, 2/12/2027 (a)	5,990,664	6,004,413
Broadstreet Partners, Inc.:
2020 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.44%, 1/27/2027 (a)	4,245,520	4,261,122
2023 Term Loan B3 1 mo. USD Term SOFR + 3.75%, 9.08%, 1/27/2029 (a)	13,553,010	13,608,916
Security Description	Principal Amount	Value
Howden Group Holdings Ltd. 2024 USD Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.81%, 2/15/2031 (a)	$46,538,642	$46,625,902
HUB International Ltd. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.57%, 6/20/2030 (a)	53,734,080	53,814,413
Ryan Specialty Group LLC Term Loan 1 mo. USD Term SOFR + 2.75%, 8.08%, 9/1/2027 (a)	205,892	206,433
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 2/24/2028 (a)	49,802,395	49,949,561
Truist Insurance Holdings LLC:
1st Lien Term Loan (b)	36,960,000	36,944,477
2nd Lien Term Loan (b)	8,952,692	9,020,777
USI, Inc.:
2023 Acquisition Term Loan 3 mo. USD Term SOFR + 3.25%, 8.60%, 9/27/2030 (a)	4,598,644	4,607,611
2023 Term Loan B 3 mo. USD Term SOFR + 3.00%, 8.35%, 11/22/2029 (a)	12,842,657	12,864,040
		339,701,851
INTERNET & CATALOG RETAIL — 0.2%
White Cap Buyer LLC Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 10/19/2027 (a)	10,643,924	10,687,937
INTERNET & TELECOM — 0.3%
CNT Holdings I Corp. 2020 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.82%, 11/8/2027 (a)	8,099,000	8,123,661
Go Daddy Operating Co. LLC 2021 Term Loan B4 1 mo. USD Term SOFR + 2.00%, 7.33%, 8/10/2027 (a)	1,204,100	1,205,931
PUG LLC 2024 Extended Term Loan B 3 mo. USD Term SOFR + 4.75%, 10.08%, 3/15/2030 (a)	1,955,588	1,960,878
Uber Technologies, Inc. 2023 Term Loan B 3 mo. USD Term SOFR + 2.75%, 8.08%, 3/3/2030 (a)	4,931,581	4,958,482
		16,248,952

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
INVESTMENT COMPANIES — 1.5%
AL GCX Holdings LLC Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.57%, 5/17/2029 (a)	$2,960,339	$2,973,290
Brookfield WEC Holdings, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 2.75%, 8.08%, 1/27/2031 (a)	48,192,700	48,192,701
Cd&R Hydra Buyer, Inc. 2024 Term Loan B (b)	15,212,092	15,264,421
Energize HoldCo LLC 2021 1st Lien Term Loan 1 mo. USD Term SOFR + 3.75%, 9.19%, 12/8/2028 (a)	7,050,573	7,048,070
GIP Pilot Acquisition Partners LP Term Loan 3 mo. USD Term SOFR + 3.00%, 8.33%, 10/4/2030 (a)	2,742,500	2,754,841
Mister Car Wash Holdings, Inc. 2024 Term Loan B (b)	5,578,875	5,598,652
		81,831,975
IT SERVICES — 0.2%
Access CIG LLC 2023 Term Loan 1 mo. USD Term SOFR + 5.00%, 10.33%, 8/18/2028 (a)	12,624,744	12,654,348
Ahead DB Holdings LLC 2021 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.16%, 10/18/2027 (a)	174,397	174,755
		12,829,103
LEISURE INDUSTRY — 0.2%
Carnival Corp.:
2021 Incremental Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.69%, 10/18/2028 (a)	3,502,256	3,511,379
2023 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.32%, 8/8/2027 (a)	9,622,055	9,648,131
		13,159,510
LEISURE TIME — 0.0% (c)
Amer Sports Co. USD Term Loan 3 mo. USD Term SOFR + 3.25%, 8.58%, 2/17/2031 (a)	2,359,609	2,365,508
LEISURE&REC/GAMES — 0.3%
Scientific Games Holdings LP 2022 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.60%, 4/4/2029 (a)	19,388,524	19,407,234
Security Description	Principal Amount	Value
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Parexel International Corp. 2021 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 8.69%, 11/15/2028 (a)	$45,087,648	$45,241,396
LODGING — 0.2%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4 1 mo. USD Term SOFR + 2.00%, 7.43%, 11/8/2030 (a)	2,820,936	2,829,992
Hilton Grand Vacations Borrower LLC 2024 Incremental Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.08%, 1/17/2031 (a)	8,496,006	8,521,238
		11,351,230
MACHINERY — 2.0%
Chart Industries, Inc. 2023 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.67%, 3/15/2030 (a)	5,139,471	5,160,877
Clark Equipment Co. 2022 Term Loan B 3 mo. USD Term SOFR + 2.50%, 7.81%, 4/20/2029 (a)	2,615,492	2,622,030
Madison IAQ LLC Term Loan 1 mo. USD Term SOFR + 3.25%, 8.69%, 6/21/2028 (a)	38,510,729	38,500,717
Pro Mach Group, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 8/31/2028 (a)	1,799,718	1,808,204
SPX Flow, Inc. 2022 Term Loan 1 mo. USD Term SOFR + 4.50%, 9.93%, 4/5/2029 (a)	11,551,973	11,613,949
TK Elevator US Newco, Inc. USD Term Loan B (b)	50,903,399	51,133,228
		110,839,005
MEDIA — 4.7%
Cengage Learning, Inc. 2024 Term Loan B (b)	17,714,445	17,717,190
Charter Communications Operating LLC 2019 Term Loan B2 1 mo. USD Term SOFR + 1.75%, 7.08%, 2/1/2027 (a)	1,584,072	1,585,482
CSC Holdings LLC 2019 Term Loan B5 1 mo. USD Term SOFR + 2.50%, 7.94%, 4/15/2027 (a)	37,088,239	33,631,059

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Directv Financing LLC 2024 Term Loan 2 mo. USD Term SOFR + 5.00%, 10.25%, 8/2/2029 (a)	$56,717,918	$56,766,412
DirecTV Financing LLC Term Loan 1 mo. USD Term SOFR + 5.00%, 10.44%, 8/2/2027 (a)	2,291,096	2,296,823
Fleet Midco I Ltd. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.58%, 2/21/2031 (a)	2,359,635	2,365,535
iHeartCommunications, Inc. 2020 Term Loan 1 mo. USD Term SOFR + 3.00%, 8.44%, 5/1/2026 (a)	21,548,193	18,927,825
MH Sub I LLC:
2021 2nd Lien Term Loan 1 mo. USD Term SOFR + 6.25%, 11.58%, 2/23/2029 (a)	5,294,933	5,118,585
2023 Term Loan 1 mo. USD Term SOFR + 4.25%, 9.58%, 5/3/2028 (a)	68,778,171	68,449,755
Nexstar Broadcasting, Inc. 2019 Term Loan B4 1 mo. USD Term SOFR + 2.50%, 7.94%, 9/18/2026 (a)	238,038	238,369
Radiate Holdco LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.69%, 9/25/2026 (a)	27,470,379	23,075,119
Telenet Financing USD LLC 2020 USD Term Loan AR 1 mo. USD Term SOFR + 2.00%, 7.44%, 4/30/2028 (a)	8,690,000	8,469,100
UPC Financing Partnership 2021 USD Term Loan AX 1 mo. USD Term SOFR + 3.00%, 8.44%, 1/31/2029 (a)	1,000,000	997,445
Virgin Media Bristol LLC USD Term Loan N 1 mo. USD Term SOFR + 2.50%, 7.94%, 1/31/2028 (a)	27,244,272	26,873,205
		266,511,904
METAL FABRICATE & HARDWARE — 0.2%
Crosby U.S. Acquisition Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.32%, 8/16/2029 (a)	4,892,623	4,925,746
Hillman Group, Inc. 2021 Term Loan B1 1 mo. USD Term SOFR + 2.25%, 7.83%, 7/14/2028 (a)	6,988,825	7,003,816
		11,929,562
Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTUR — 0.1%
Gates Global LLC 2021 Term Loan B3 1 mo. USD Term SOFR + 2.50%, 7.93%, 3/31/2027 (a)	$1,506,055	$1,510,467
Touchdown Acquirer, Inc. USD Term Loan 3 mo. USD Term SOFR + 4.00%, 9.31%, 2/7/2031 (a)	6,557,366	6,586,055
		8,096,522
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Pacific Gas & Electric Co. 2020 Term Loan B1 1 mo. USD Term SOFR + 3.00%, 7.83%, 6/23/2027 (a)	971,875	974,606
PHARMACEUTICALS — 1.6%
Elanco Animal Health, Inc. Term Loan B 1 mo. USD Term SOFR + 1.75%, 7.18%, 8/1/2027 (a)	22,144,006	22,090,417
Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B 3 mo. USD Term SOFR + 2.00%, 7.46%, 11/15/2027 (a)	26,793,093	26,000,956
Jazz Financing Lux SARL 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.44%, 5/5/2028 (a)	30,800,359	30,992,861
Organon & Co. USD Term Loan 1 mo. USD Term SOFR + 3.00%, 8.32%, 6/2/2028 (a)	8,084,477	8,123,242
		87,207,476
PIPELINES — 1.3%
BIP PipeCo Holdings LLC Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.58%, 12/6/2030 (a)	6,774,546	6,793,616
Buckeye Partners LP:
2023 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.83%, 11/22/2030 (a)	4,750,892	4,761,700
2024 Term Loan B3 1 mo. USD Term SOFR + 2.00%, 7.33%, 11/1/2026 (a)	3,150,280	3,159,699
CQP Holdco LP 2023 4th Amendment Term Loan 3 mo. USD Term SOFR + 3.00%, 8.32%, 12/31/2030 (a)	22,809,321	22,905,462

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Freeport LNG Investments LLLP Term Loan B 3 mo. USD Term SOFR + 3.50%, 9.08%, 12/21/2028 (a)	$14,413,378	$14,333,961
Oryx Midstream Services Permian Basin LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.44%, 10/5/2028 (a)	10,468,690	10,520,144
TransMontaigne Operating Co. LP Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.94%, 11/17/2028 (a)	9,227,246	9,241,271
Whitewater Whistler Holdings LLC 2023 Term Loan B 3 mo. USD Term SOFR + 2.75%, 8.13%, 2/15/2030 (a)	4,129,540	4,139,864
		75,855,717
PROFESSIONAL SERVICES — 0.3%
Proofpoint, Inc. 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 8.58%, 8/31/2028 (a)	16,534,987	16,562,022
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Iron Mountain, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.58%, 1/31/2031 (a)	5,755,385	5,721,802
RETAIL — 3.5%
1011778 BC Unlimited Liability Co. 2023 Term Loan B5 1 mo. USD Term SOFR + 2.25%, 7.58%, 9/20/2030 (a)	57,602,331	57,638,332
Fogo De Chao, Inc. 2023 Term Loan B (b)	15,706,431	15,615,255
Foundation Building Materials Holding Co. LLC 2024 Term Loan B2 1 mo. USD Term SOFR + 4.00%, 9.31%, 1/29/2031 (a)	16,190,492	16,278,568
Harbor Freight Tools USA, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.19%, 10/19/2027 (a)	26,258,441	26,271,833
IRB Holding Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.18%, 12/15/2027 (a)	46,323,860	46,389,176
Security Description	Principal Amount	Value
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 8.68%, 11/1/2028 (a)	$13,781,886	$12,329,069
Peer Holding III BV 2023 USD Term Loan B4 (b)	10,723,733	10,755,583
Tacala LLC 2024 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.33%, 1/31/2031 (a)	12,392,357	12,419,497
		197,697,313
RETAIL-BUILDING PRODUCTS — 1.7%
Kodiak Building Partners, Inc. Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.82%, 3/12/2028 (a)	6,199,986	6,205,163
LBM Acquisition LLC Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.18%, 12/17/2027 (a)	62,371,571	62,332,901
Park River Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 8.84%, 12/28/2027 (a)	26,257,451	26,109,752
		94,647,816
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
MKS Instruments, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.82%, 8/17/2029 (a)	26,454,267	26,506,647
SHIPBUILDING — 0.2%
LSF11 Trinity Bidco, Inc. 2023 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.33%, 6/14/2030 (a)	9,975,648	10,025,526
SOFTWARE — 17.4%
Applied Systems, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.50%, 8.81%, 2/24/2031 (a)	9,915,168	9,986,012
Apttus Corp. 2021 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.44%, 5/8/2028 (a)	4,138,599	4,148,304
Athenahealth Group, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.58%, 2/15/2029 (a)	84,381,250	83,794,801

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Banff Merger Sub, Inc. 2023 USD Term Loan 1 mo. USD Term SOFR + 4.25%, 9.58%, 12/29/2028 (a)	$76,118,980	$76,697,865
Central Parent, Inc. 2023 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.31%, 7/6/2029 (a)	71,410,050	71,703,545
Cloud Software Group, Inc.:
2022 USD Term Loan B 3 mo. USD Term SOFR + 4.50%, 9.91%, 3/30/2029 (a)	100,575,370	100,231,905
2024 Term Loan (b)	12,767,727	12,699,931
Cloudera, Inc.:
2021 Second Lien Term Loan 1 mo. USD Term SOFR + 6.00%, 11.43%, 10/8/2029 (a)	5,883,443	5,846,671
2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 9.08%, 10/8/2028 (a)	3,369,586	3,362,224
ConnectWise LLC 2021 Term Loan B 3 mo. USD Term SOFR + 3.50%, 9.11%, 9/29/2028 (a)	3,982,780	3,986,504
Cotiviti Corp. 2024 Term Loan (b)	66,745,636	66,662,204
DCert Buyer, Inc. 2021 2nd Lien Term Loan 1 mo. USD Term SOFR + 7.00%, 12.33%, 2/19/2029 (a)	7,467,875	6,782,324
Dun & Bradstreet Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.08%, 1/18/2029 (a)	50,295,153	50,342,179
ECI Macola Max Holding LLC:
2020 Term Loan 3 mo. USD Term SOFR + 3.75%, 9.36%, 11/9/2027 (a)	405,025	406,402
2024 Extending Term Loans (b)	3,057,643	3,057,643
Fortra LLC 2021 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.43%, 11/19/2026 (a)	4,808,718	4,662,653
Gen Digital, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 2.00%, 7.43%, 9/12/2029 (a)	7,377,976	7,383,915
Genesys Cloud Services Holdings II LLC:
First Lien Term Loan B (b)	873,633	876,914
Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.19%, 12/1/2027 (a)	2,999,345	3,014,356
Security Description	Principal Amount	Value
Greeneden U.S. Holdings II LLC 2020 USD Term Loan B4 (b)	$10,000,000	$10,041,050
Idera, Inc. 2021 Term Loan 3 mo. USD Term SOFR + 3.75%, 9.21%, 3/2/2028 (a)	510,323	509,183
I-Logic Technologies Bidco Ltd. 2021 USD Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.50%, 2/16/2028 (a)	763,435	763,553
Informatica LLC 2021 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.19%, 10/27/2028 (a)	2,130,047	2,134,307
Ivanti Software, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.84%, 12/1/2027 (a)	17,453,720	16,384,680
McAfee LLC 2022 USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.18%, 3/1/2029 (a)	97,412,056	97,459,788
MeridianLink, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 3.00%, 8.61%, 11/10/2028 (a)	6,016,397	6,026,926
Mitchell International, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 10/15/2028 (a)	48,784,766	48,859,895
Open Text Corp. 2023 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.18%, 1/31/2030 (a)	26,084,524	26,158,734
Particle Investments SARL 2024 Term Loan B (b)	4,865,416	4,883,661
Polaris Newco LLC USD Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.57%, 6/2/2028 (a)	67,593,491	67,017,932
Project Alpha Intermediate Holding, Inc. 2023 1st Lien Term Loan B 3 mo. USD Term SOFR + 4.75%, 10.06%, 10/28/2030 (a)	50,645,676	50,979,684
Project Ruby Ultimate Parent Corp.:
2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.69%, 3/10/2028 (a)	3,700,171	3,700,836
2024 Incremental Term Loan 1 mo. USD Term SOFR + 3.50%, 8.94%, 3/10/2028 (a)	5,221,333	5,234,387

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Quartz Acquireco LLC Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.81%, 6/28/2030 (a)	$8,642,567	$8,683,101
Quest Software U.S. Holdings, Inc. 2022 Term Loan 3 mo. USD Term SOFR + 4.25%, 9.71%, 2/1/2029 (a)	38,375,002	29,337,881
RealPage, Inc. 1st Lien Term Loan 1 mo. USD Term SOFR + 3.00%, 8.44%, 4/24/2028 (a)	57,562,180	56,079,090
Rocket Software, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.08%, 11/28/2028 (a)	1,313,184	1,305,226
SolarWinds Holdings, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.58%, 2/5/2027 (a)	7,032,855	7,059,228
SS&C European Holdings SARL 2018 Term Loan B4 1 mo. USD Term SOFR + 1.75%, 7.19%, 4/16/2025 (a)	606,595	607,341
SS&C Technologies, Inc.:
2018 Term Loan B3 1 mo. USD Term SOFR + 1.75%, 7.19%, 4/16/2025 (a)	642,466	643,256
2022 Term Loan B6 (b)	509,569	510,726
2022 Term Loan B7 (b)	990,431	992,679
Vision Solutions, Inc. 2021 2nd Lien Term Loan 3 mo. USD Term SOFR + 7.25%, 12.84%, 4/23/2029 (a)	1,233,333	1,156,250
Waystar Technologies, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.33%, 10/22/2029 (a)	16,749,616	16,812,427
		978,988,173
SPECIALTY RETAIL — 1.5%
Michaels Cos., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.57%, 4/15/2028 (a)	21,352,306	19,212,271
SRS Distribution, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.50%,, 6/2/2028 (a)	14,164,180	14,278,131
Staples, Inc. 7 Year Term Loan 1 mo. USD Term SOFR + 5.00%, 10.44%, 4/16/2026 (a)	26,244,990	26,036,211
Security Description	Principal Amount	Value
Whatabrands LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.69%, 8/3/2028 (a)	$23,042,946	$23,083,387
		82,610,000
STEEL-PRODUCERS — 0.3%
Arsenal AIC Parent LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 8/18/2030 (a)	16,571,920	16,648,565
Phoenix Services International LLC 2023 Exit PIK Term Loan (b)	2,431,015	2,291,232
		18,939,797
TELECOMMUNICATION EQUIP — 0.2%
Delta TopCo, Inc. 2020 Term Loan B 6 mo. USD Term SOFR + 3.75%, 9.12%, 12/1/2027 (a)	11,743,301	11,770,839
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Foundation Building Materials Holding Co. LLC 2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.82%, 1/31/2028 (a)	11,768,492	11,795,206
TRANSPORT-SERVICES — 1.0%
Endure Digital, Inc. Term Loan 6 mo. USD Term SOFR + 3.50%, 9.42%, 2/10/2028 (a)	51,675,124	50,551,191
Kenan Advantage Group, Inc. 2024 Term Loan B3 1 mo. USD Term SOFR + 3.75%, 9.08%, 1/25/2029 (a)	249,409	249,955
XPO Logistics, Inc. 2023 Term Loan B (b)	4,000,000	4,015,820
		54,816,966
TOTAL SENIOR FLOATING RATE LOANS (Cost $5,223,458,639)		5,271,689,379
	Shares
COMMON STOCKS — 0.4%
AEROSPACE & DEFENSE — 0.1%
Flame Newco LLC (d) (e)	230,071	2,376,633
ENTERTAINMENT — 0.3%
Cineworld Group PLC (d) (e)	1,063,146	19,136,628
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (c)
Carestream Health, Inc. (d) (e)	396,286	118,886

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.0% (c)
Envision Healthcare Corp. (d) (e)	154,531	$1,352,146
TOTAL COMMON STOCKS (Cost $36,324,118)		22,984,293
	Principal Amount
CORPORATE BONDS & NOTES — 4.7%
ADVERTISING — 0.0% (c)
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (f)	$2,254,000	2,122,659
Clear Channel Outdoor Holdings, Inc. 7.88%, 4/1/2030 (f)	410,000	407,528
AEROSPACE & DEFENSE — 0.1%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (f)	310,000	312,415
Moog, Inc. 4.25%, 12/15/2027 (f)	1,450,000	1,365,712
TransDigm, Inc.:
4.63%, 1/15/2029	3,200,000	2,970,368
4.88%, 5/1/2029	1,790,000	1,663,733
AIRLINES — 0.1%
Air Canada 3.88%, 8/15/2026 (f)	1,800,000	1,719,954
American Airlines, Inc. 7.25%, 2/15/2028 (f)	1,197,000	1,214,919
APPAREL — 0.0% (c)
Hanesbrands, Inc. 9.00%, 2/15/2031 (f)	336,000	345,132
AUTO MANUFACTURERS — 0.1%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (f)	3,440,000	3,003,636
4.75%, 10/1/2027 (f)	1,560,000	1,503,076
Wabash National Corp. 4.50%, 10/15/2028 (f)	70,000	64,185
AUTO PARTS & EQUIPMENT — 0.0% (c)
Phinia, Inc. 6.75%, 4/15/2029 (f) (g)	509,000	513,953
BANKS — 0.1%
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (f)	3,407,000	3,379,812
CHEMICALS — 0.0% (c)
Chemours Co. 5.75%, 11/15/2028 (f)	200,000	183,334
Minerals Technologies, Inc. 5.00%, 7/1/2028 (f)	10,000	9,585
Tronox, Inc. 4.63%, 3/15/2029 (f)	570,000	510,845
COAL — 0.0% (c)
SunCoke Energy, Inc. 4.88%, 6/30/2029 (f)	1,450,000	1,313,917
Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 0.1%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (f)	$1,175,000	$1,125,450
TriNet Group, Inc. 3.50%, 3/1/2029 (f)	600,000	538,170
Upbound Group, Inc. 6.38%, 2/15/2029 (f)	700,000	679,637
Valvoline, Inc. 3.63%, 6/15/2031 (f)	1,080,000	931,857
COMPUTERS — 0.1%
KBR, Inc. 4.75%, 9/30/2028 (f)	560,000	516,802
Science Applications International Corp. 4.88%, 4/1/2028 (f)	1,160,000	1,107,800
Seagate HDD Cayman:
4.09%, 6/1/2029	2,480,000	2,291,197
4.13%, 1/15/2031	550,000	483,384
5.75%, 12/1/2034	120,000	117,850
CONSTRUCTION MATERIALS — 0.0% (c)
Griffon Corp. 5.75%, 3/1/2028	1,008,000	987,598
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (f)	1,420,000	1,292,796
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Ally Financial, Inc. 6.70%, 2/14/2033	2,750,000	2,779,535
Burford Capital Global Finance LLC:
6.88%, 4/15/2030 (f)	510,000	502,115
9.25%, 7/1/2031 (f)	1,100,000	1,164,493
Enova International, Inc.:
8.50%, 9/15/2025 (f)	578,000	577,723
11.25%, 12/15/2028 (f)	80,000	84,620
goeasy Ltd.:
7.63%, 7/1/2029 (f)	1,100,000	1,103,421
9.25%, 12/1/2028 (f)	2,356,000	2,508,245
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (f)	1,700,000	1,542,835
5.50%, 8/15/2028 (f)	80,000	76,493
5.75%, 11/15/2031 (f)	3,130,000	2,888,771
Navient Corp.:
4.88%, 3/15/2028	940,000	874,068
9.38%, 7/25/2030	457,000	488,730
11.50%, 3/15/2031	1,390,000	1,548,668
OneMain Finance Corp. 7.88%, 3/15/2030	1,858,000	1,920,429
PennyMac Financial Services, Inc.:
5.75%, 9/15/2031 (f)	1,170,000	1,086,450
7.88%, 12/15/2029 (f)	3,284,000	3,375,131
PHH Mortgage Corp. 7.88%, 3/15/2026 (f)	235,000	227,461

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
PRA Group, Inc.:
5.00%, 10/1/2029 (f)	$70,000	$58,995
8.38%, 2/1/2028 (f)	290,000	288,211
Synchrony Financial 7.25%, 2/2/2033	2,180,000	2,169,187
ELECTRIC — 0.1%
NRG Energy, Inc.:
3.38%, 2/15/2029 (f)	2,000,000	1,778,860
3.63%, 2/15/2031 (f)	550,000	474,837
5.25%, 6/15/2029 (f)	960,000	920,736
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (f)	270,000	250,220
7.75%, 10/15/2031 (f)	4,015,000	4,202,300
ELECTRONICS — 0.0% (c)
Coherent Corp. 5.00%, 12/15/2029 (f)	1,630,000	1,535,281
ENGINEERING & CONSTRUCTION — 0.0% (c)
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (f)	840,000	829,517
TopBuild Corp.:
3.63%, 3/15/2029 (f)	260,000	236,428
4.13%, 2/15/2032 (f)	200,000	177,066
ENTERTAINMENT — 0.1%
Churchill Downs, Inc. 4.75%, 1/15/2028 (f)	1,550,000	1,475,430
Cinemark USA, Inc. 5.25%, 7/15/2028 (f)	900,000	852,156
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.13%, 10/1/2029 (f)	472,000	447,399
ENVIRONMENTAL CONTROL — 0.0% (c)
Stericycle, Inc. 3.88%, 1/15/2029 (f)	540,000	489,721
FOOD — 0.1%
Post Holdings, Inc.:
4.63%, 4/15/2030 (f)	4,146,000	3,805,572
5.63%, 1/15/2028 (f)	660,000	648,014
FOREST PRODUCTS & PAPER — 0.0% (c)
Mercer International, Inc. 5.13%, 2/1/2029	130,000	114,473
HEALTH CARE SERVICES — 0.6%
CHS/Community Health Systems, Inc.:
5.63%, 3/15/2027 (f)	100,000	92,032
8.00%, 3/15/2026 (f)	800,000	798,528
10.88%, 1/15/2032 (f)	1,300,000	1,342,653
DaVita, Inc.:
3.75%, 2/15/2031 (f)	900,000	753,003
4.63%, 6/1/2030 (f)	4,400,000	3,938,440
Encompass Health Corp.:
4.50%, 2/1/2028	3,320,000	3,160,474
4.63%, 4/1/2031	30,000	27,264
Security Description	Principal Amount	Value
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (f)	$21,385,000	$21,424,776
HOME BUILDERS — 0.3%
Beazer Homes USA, Inc. 7.25%, 10/15/2029	2,190,000	2,216,390
Century Communities, Inc. 3.88%, 8/15/2029 (f)	1,435,000	1,292,146
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (f)	870,000	907,880
Forestar Group, Inc. 3.85%, 5/15/2026 (f)	2,040,000	1,948,363
LGI Homes, Inc.:
4.00%, 7/15/2029 (f)	480,000	419,419
8.75%, 12/15/2028 (f)	1,480,000	1,562,776
M/I Homes, Inc.:
3.95%, 2/15/2030	1,543,000	1,387,944
4.95%, 2/1/2028	510,000	485,999
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (f)	4,180,000	4,156,174
Thor Industries, Inc. 4.00%, 10/15/2029 (f)	330,000	295,535
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	920,000	904,921
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (f)	2,240,000	1,904,874
4.00%, 4/15/2029 (f)	1,370,000	1,244,576
INTERNET — 0.3%
ANGI Group LLC 3.88%, 8/15/2028 (f)	935,000	811,515
Cogent Communications Group, Inc.:
3.50%, 5/1/2026 (f)	322,000	306,550
7.00%, 6/15/2027 (f)	1,910,000	1,901,462
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (f)	1,900,000	1,713,857
Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028 (f)	7,273,000	7,869,895
Rakuten Group, Inc. 11.25%, 2/15/2027 (f)	3,300,000	3,495,195
INVESTMENT COMPANY SECURITY — 0.0% (c)
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (f)	1,470,000	1,396,250
IRON/STEEL — 0.0% (c)
Mineral Resources Ltd. 8.13%, 5/1/2027 (f)	1,100,000	1,112,331

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
IT SERVICES — 0.0% (c)
ASGN, Inc. 4.63%, 5/15/2028 (f)	$1,000,000	$945,940
LODGING — 0.0% (c)
Hilton Domestic Operating Co., Inc. 3.63%, 2/15/2032 (f)	1,054,000	908,179
MACHINERY, CONSTRUCTION & MINING — 0.0% (c)
BWX Technologies, Inc.:
4.13%, 6/30/2028 (f)	2,240,000	2,092,272
4.13%, 4/15/2029 (f)	83,000	76,557
MACHINERY-DIVERSIFIED — 0.0% (c)
Esab Corp. 6.25%, 4/15/2029 (f) (g)	297,000	298,586
MEDIA — 0.1%
AMC Networks, Inc. 4.25%, 2/15/2029	860,000	609,723
CSC Holdings LLC 11.75%, 1/31/2029 (f)	500,000	500,135
Gray Television, Inc. 4.75%, 10/15/2030 (f)	428,000	281,008
News Corp.:
3.88%, 5/15/2029 (f)	1,000,000	916,280
5.13%, 2/15/2032 (f)	75,000	70,669
Nexstar Media, Inc.:
4.75%, 11/1/2028 (f)	400,000	364,640
5.63%, 7/15/2027 (f)	900,000	864,099
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (f)	640,000	461,120
MINING — 0.1%
FMG Resources August 2006 Pty. Ltd. 5.88%, 4/15/2030 (f)	4,000,000	3,932,560
Taseko Mines Ltd. 7.00%, 2/15/2026 (f)	880,000	883,740
OFFICE & BUSINESS EQUIPMENT — 0.1%
Pitney Bowes, Inc. 7.25%, 3/15/2029 (f)	630,000	562,823
Xerox Holdings Corp. 5.50%, 8/15/2028 (f)	5,042,000	4,590,338
OFFICE FURNISHINGS — 0.0% (c)
Steelcase, Inc. 5.13%, 1/18/2029	1,300,000	1,228,799
OIL & GAS — 0.4%
Chord Energy Corp. 6.38%, 6/1/2026 (f)	1,160,000	1,164,014
CNX Resources Corp.:
6.00%, 1/15/2029 (f)	2,097,000	2,055,144
7.25%, 3/1/2032 (f)	1,122,000	1,141,590
CVR Energy, Inc.:
5.75%, 2/15/2028 (f)	1,024,000	962,519
8.50%, 1/15/2029 (f)	1,880,000	1,903,970
Parkland Corp.:
4.50%, 10/1/2029 (f)	2,059,000	1,904,390
Security Description	Principal Amount	Value
4.63%, 5/1/2030 (f)	$2,475,000	$2,281,727
5.88%, 7/15/2027 (f)	200,000	198,268
PBF Holding Co. LLC/PBF Finance Corp. 7.88%, 9/15/2030 (f)	1,047,000	1,084,933
Precision Drilling Corp. 6.88%, 1/15/2029 (f)	1,700,000	1,695,767
SM Energy Co.:
6.63%, 1/15/2027	1,360,000	1,357,090
6.75%, 9/15/2026	600,000	601,032
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/2029	4,830,000	4,497,309
Valaris Ltd. 8.38%, 4/30/2030 (f)	1,260,000	1,297,636
OIL & GAS SERVICES — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (f)	1,250,000	1,234,037
6.88%, 4/1/2027 (f)	2,500,000	2,507,000
CSI Compressco LP/CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (f)	830,000	830,000
Enerflex Ltd. 9.00%, 10/15/2027 (f)	1,753,000	1,800,682
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (f)	864,000	924,169
Kodiak Gas Services LLC 7.25%, 2/15/2029 (f)	2,170,000	2,212,098
PACKAGING & CONTAINERS — 0.0% (c)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029 (f)	1,445,000	1,165,002
PHARMACEUTICALS — 0.0% (c)
AdaptHealth LLC 5.13%, 3/1/2030 (f)	1,520,000	1,325,714
PIPELINES — 0.2%
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (f)	1,906,000	1,861,952
8.63%, 3/15/2029 (f)	663,000	677,109
Global Partners LP/GLP Finance Corp.:
6.88%, 1/15/2029	950,000	943,987
7.00%, 8/1/2027	20,000	20,047
Hess Midstream Operations LP:
5.13%, 6/15/2028 (f)	3,950,000	3,820,716
5.63%, 2/15/2026 (f)	658,000	652,565

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38%, 2/15/2032 (f)	$900,000	$922,869
NuStar Logistics LP 6.38%, 10/1/2030	350,000	353,199
REAL ESTATE — 0.1%
Howard Hughes Corp. 4.13%, 2/1/2029 (f)	1,630,000	1,465,354
Newmark Group, Inc. 7.50%, 1/12/2029 (f)	1,741,000	1,790,113
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (f)	1,460,000	1,230,546
HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 6/15/2026 (f)	1,980,000	1,864,051
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (f)	1,820,000	1,661,241
Iron Mountain, Inc.:
4.88%, 9/15/2029 (f)	1,000,000	937,720
5.00%, 7/15/2028 (f)	70,000	66,909
5.63%, 7/15/2032 (f)	340,000	321,089
7.00%, 2/15/2029 (f)	5,000	5,098
REIT, 4.50%, 2/15/2031 (f)	340,000	307,176
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027	450,000	379,859
Rithm Capital Corp.:
6.25%, 10/15/2025 (f)	537,000	532,983
8.00%, 4/1/2029 (f)	1,092,000	1,059,797
Service Properties Trust:
3.95%, 1/15/2028	225,000	192,472
4.95%, 2/15/2027	2,180,000	2,017,176
4.95%, 10/1/2029	410,000	335,384
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (f)	330,000	309,434
4.38%, 1/15/2027 (f)	3,840,000	3,612,211
7.25%, 4/1/2029 (f)	288,000	290,261
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.50%, 2/15/2028 (f)	1,740,000	1,804,989
Vornado Realty LP 3.40%, 6/1/2031	580,000	458,937
RETAIL — 0.4%
1011778 BC ULC/New Red Finance, Inc. 4.38%, 1/15/2028 (f)	2,000,000	1,890,600
Bath & Body Works, Inc. 6.88%, 11/1/2035	290,000	296,250
Security Description	Principal Amount	Value
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (f)	$670,000	$622,021
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (f)	700,000	678,944
FirstCash, Inc.:
4.63%, 9/1/2028 (f)	3,780,000	3,558,416
5.63%, 1/1/2030 (f)	650,000	618,351
6.88%, 3/1/2032 (f)	384,000	384,261
Foot Locker, Inc. 4.00%, 10/1/2029 (f)	1,160,000	976,790
Gap, Inc.:
3.63%, 10/1/2029 (f)	2,568,000	2,249,645
3.88%, 10/1/2031 (f)	1,930,000	1,632,394
Macy's Retail Holdings LLC 5.88%, 3/15/2030 (f)	580,000	564,073
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (f)	1,596,000	1,394,010
4.75%, 9/15/2029	660,000	626,215
Nordstrom, Inc. 5.00%, 1/15/2044	1,140,000	880,274
Patrick Industries, Inc. 4.75%, 5/1/2029 (f)	1,969,000	1,838,278
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (f)	3,020,000	2,751,492
Victoria's Secret & Co. 4.63%, 7/15/2029 (f)	1,750,000	1,436,155
SEMICONDUCTORS — 0.0% (c)
ams-OSRAM AG 12.25%, 3/30/2029 (f)	928,000	932,334
Entegris, Inc. 3.63%, 5/1/2029 (f)	630,000	565,847
SOFTWARE — 0.1%
Fair Isaac Corp. 4.00%, 6/15/2028 (f)	3,844,000	3,592,333
MicroStrategy, Inc. 6.13%, 6/15/2028 (f)	1,440,000	1,391,011
PTC, Inc. 4.00%, 2/15/2028 (f)	791,000	739,380
SS&C Technologies, Inc. 5.50%, 9/30/2027 (f)	1,500,000	1,465,635
TELECOMMUNICATIONS — 0.1%
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (f)	110,000	91,692
6.50%, 10/1/2028 (f)	650,000	570,453
Frontier Communications Holdings LLC 8.63%, 3/15/2031 (f)	1,610,000	1,643,778
Telecom Italia Capital SA 7.72%, 6/4/2038	300,000	300,150
Viavi Solutions, Inc. 3.75%, 10/1/2029 (f)	1,100,000	944,372

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
TRANSPORTATION — 0.0% (c)
Danaos Corp. 8.50%, 3/1/2028 (f)	$610,000	$624,097
TOTAL CORPORATE BONDS & NOTES (Cost $253,161,721)		263,938,171
REPURCHASE AGREEMENTS — 1.8%
Barclays Capital, Inc., dated 03/29/2024 (collateralized by U.S. Treasury Notes 3.000% due 08/15/2048, valued at $124,000,000); expected proceeds $101,159,167, 5.35%, 06/15/2024 (Cost $100,000,000)	100,000,000	100,000,000
	Shares
SHORT-TERM INVESTMENT — 7.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (h) (i) (Cost $436,569,033)	436,569,033	436,569,033
TOTAL INVESTMENTS — 108.4% (Cost $6,049,513,511)		6,095,180,876
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%		(469,766,704)
NET ASSETS — 100.0%		$5,625,414,172
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Position is unsettled. Contract rate was not determined at March 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $22,984,293, representing 0.40% of the Fund's net assets.
(e)	Non-income producing security.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.0% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Security is currently in default and/or issuer is in bankruptcy.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2024.
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

At March 31, 2024, the Fund had unfunded loan commitments of $2,051,575, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
AI Aqua Merger Sub, Inc.	615,652	619,180	3,528
Touchdown Acquirer Inc	1,435,923	1,442,205	6,282
	$2,051,575	$2,061,385	$9,810
See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$263,938,171	$—	$263,938,171
Common Stocks	—	—	22,984,293	22,984,293
Repurchase Agreements	—	100,000,000	—	100,000,000
Senior Floating Rate Loans	—	5,271,689,379	—	5,271,689,379
Short-Term Investment	436,569,033	—	—	436,569,033
TOTAL INVESTMENTS	$436,569,033	$5,635,627,550	$22,984,293	$6,095,180,876
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$9,810	$—	$9,810
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$9,810	$—	$9,810

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	302,552,338	$302,552,338	$3,216,882,831	$3,082,866,136	$—	$—	436,569,033	$436,569,033	$11,564,271
See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 59.7%
AEROSPACE & DEFENSE — 2.1%
BAE Systems PLC COR, 5.00%, 3/26/2027 (a)	$2,500,000	$2,495,075
Boeing Co. 4.88%, 5/1/2025	5,000,000	4,944,550
Howmet Aerospace, Inc. 5.13%, 10/1/2024	3,264,000	3,248,594
L3Harris Technologies, Inc. 5.40%, 1/15/2027	1,000,000	1,006,900
RTX Corp. 5.75%, 11/8/2026	750,000	761,850
		12,456,969
AGRICULTURE — 1.1%
Imperial Brands Finance PLC 3.13%, 7/26/2024 (a)	408,000	404,210
Philip Morris International, Inc.:
4.75%, 2/12/2027	3,420,000	3,399,001
5.13%, 11/15/2024	2,500,000	2,493,700
		6,296,911
APPAREL — 0.1%
Tapestry, Inc. 7.05%, 11/27/2025	625,000	637,994
AUTO MANUFACTURERS — 4.8%
American Honda Finance Corp.:
Series GMTN, 5.80%, 10/3/2025	3,000,000	3,029,550
SOFR + 0.92%, 6.27%, 1/12/2026 (b)	2,915,000	2,930,857
Daimler Truck Finance North America LLC:
COR, 5.00%, 1/15/2027 (a)	2,500,000	2,495,050
5.20%, 1/17/2025 (a)	1,500,000	1,495,020
SOFR + 0.75%, 6.11%, 12/13/2024 (a) (b)	1,000,000	1,002,100
Ford Motor Credit Co. LLC 2.30%, 2/10/2025	1,680,000	1,629,298
General Motors Financial Co., Inc.:
3.80%, 4/7/2025	2,000,000	1,963,320
5.40%, 4/6/2026	925,000	925,768
Mercedes-Benz Finance North America LLC:
5.50%, 11/27/2024 (a)	5,000,000	4,994,950
SOFR + 0.93%, 6.29%, 3/30/2025 (a) (b)	4,000,000	4,022,560
Nissan Motor Acceptance Co. LLC 6.95%, 9/15/2026 (a)	500,000	513,325
Toyota Motor Credit Corp. SOFR + 0.56%, 5.91%, 1/10/2025 (b)	3,335,000	3,343,471
		28,345,269
Security Description	Principal Amount	Value
BANKS — 17.8%
Bank of America NA SOFR + 0.78%, 6.14%, 8/18/2025 (b)	$5,000,000	$5,021,750
Barclays Bank PLC 3.75%, 5/15/2024	2,000,000	1,995,240
Canadian Imperial Bank of Commerce 5.93%, 10/2/2026	2,500,000	2,547,825
Citibank NA 5.86%, 9/29/2025	1,880,000	1,897,710
Citigroup, Inc.:
SOFR + 1.37%, 4.14%, 5/24/2025 (b)	1,500,000	1,495,545
SOFR + 0.69%, 6.04%, 10/30/2024 (b)	7,000,000	7,008,190
Discover Bank 2.45%, 9/12/2024	2,000,000	1,969,300
Goldman Sachs Group, Inc.:
3.85%, 1/26/2027	1,400,000	1,357,300
5.70%, 11/1/2024	5,000,000	5,001,400
SOFR + 0.49%, 5.84%, 10/21/2024 (b)	1,500,000	1,500,660
SOFR + 0.51%, 5.87%, 9/10/2024 (b)	5,000,000	5,003,400
HSBC Holdings PLC SOFR + 1.43%, 6.79%, 3/10/2026 (b)	1,000,000	1,005,780
HSBC USA, Inc. 5.63%, 3/17/2025	3,000,000	3,005,490
Huntington Bancshares, Inc. 2.63%, 8/6/2024	7,333,000	7,249,404
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 0.58%, 0.97%, 6/23/2025 (b)	5,000,000	4,941,950
KeyBank NA:
4.15%, 8/8/2025	770,000	748,640
SOFR + 0.32%, 5.68%, 6/14/2024 (b)	1,000,000	998,680
Macquarie Group Ltd. SOFR + 0.71%, 6.06%, 10/14/2025 (a) (b)	1,000,000	997,920
Mitsubishi UFJ Financial Group, Inc. 1 yr. CMT + 1.70%, 4.79%, 7/18/2025 (b)	5,000,000	4,982,350
Morgan Stanley:
SOFR + 1.16%, 3.62%, 4/17/2025 (b)	5,000,000	4,995,000
Series F, 3.88%, 4/29/2024	4,000,000	3,994,320
Series GMTN, SOFR + 0.51%, 5.86%, 1/22/2025 (b)	1,500,000	1,500,735
Morgan Stanley Bank NA 5.88%, 10/30/2026	5,000,000	5,095,750
National Australia Bank Ltd. 1.39%, 1/12/2025 (a)	1,500,000	1,454,820

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
NatWest Markets PLC SOFR + 0.53%, 5.88%, 8/12/2024 (a) (b)	$2,125,000	$2,125,510
Royal Bank of Canada Series GMTN, SOFR + 0.53%, 5.88%, 1/20/2026 (b)	500,000	498,840
Sumitomo Mitsui Financial Group, Inc.:
4.44%, 4/2/2024 (a)	5,000,000	5,000,000
SOFR + 1.43%, 6.78%, 1/13/2026 (b)	2,000,000	2,027,420
Sumitomo Mitsui Trust Bank Ltd.:
0.80%, 9/16/2024 (a)	2,500,000	2,443,475
SOFR + 0.44%, 5.80%, 9/16/2024 (a) (b)	1,500,000	1,500,030
Toronto-Dominion Bank Series MTN, SOFR + 0.35%, 5.71%, 9/10/2024 (b)	1,515,000	1,515,651
U.S. Bancorp Series MTN, 3.60%, 9/11/2024	10,000,000	9,909,600
Wells Fargo & Co. Series MTN, 3 mo. USD Term SOFR + 1.09%, 2.41%, 10/30/2025 (b)	4,500,000	4,414,590
		105,204,275
BEVERAGES — 1.4%
Constellation Brands, Inc. 5.00%, 2/2/2026	1,000,000	993,920
PepsiCo, Inc. SOFR + 0.40%, 5.75%, 11/12/2024 (b)	7,000,000	7,004,620
		7,998,540
BIOTECHNOLOGY — 0.1%
Amgen, Inc. 5.51%, 3/2/2026	500,000	499,775
CHEMICALS — 0.8%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP COR, 3.40%, 12/1/2026 (a)	3,226,000	3,094,315
Nutrien Ltd. 5.90%, 11/7/2024	830,000	830,672
Sherwin-Williams Co. 4.05%, 8/8/2024	875,000	869,321
		4,794,308
COMMERCIAL SERVICES — 0.1%
Cintas Corp. No. 2 3.45%, 5/1/2025	585,000	573,294
COSMETICS/PERSONAL CARE — 0.2%
Kenvue, Inc. 5.50%, 3/22/2025	1,040,000	1,042,049
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.45%, 4/15/2027 (a)	$915,000	$939,558
Ally Financial, Inc. 5.13%, 9/30/2024	3,000,000	2,985,390
Charles Schwab Corp. 5.88%, 8/24/2026	7,000,000	7,115,990
Nasdaq, Inc. 5.65%, 6/28/2025	645,000	647,219
Stifel Financial Corp. 4.25%, 7/18/2024	1,000,000	994,170
Synchrony Financial 4.25%, 8/15/2024	6,597,000	6,553,328
		19,235,655
ELECTRIC — 3.6%
CenterPoint Energy, Inc. SOFR + 0.65%, 6.00%, 5/13/2024 (b)	750,000	749,978
DTE Energy Co. 4.22%, 11/1/2024 (c)	1,250,000	1,238,775
Eversource Energy 4.20%, 6/27/2024	3,080,000	3,067,618
Jersey Central Power & Light Co. 4.70%, 4/1/2024 (a)	1,888,000	1,888,000
National Rural Utilities Cooperative Finance Corp. Series D, SOFR + 0.33%, 5.68%, 10/18/2024 (b)	2,500,000	2,500,675
NextEra Energy Capital Holdings, Inc.:
4.26%, 9/1/2024	1,250,000	1,242,100
5.75%, 9/1/2025	500,000	502,255
6.05%, 3/1/2025	875,000	878,378
Southern California Edison Co. SOFR + 0.83%, 6.18%, 4/1/2024 (b)	640,000	640,000
Southwestern Public Service Co. 3.30%, 6/15/2024	6,982,000	6,938,642
Tampa Electric Co. 3.88%, 7/12/2024	1,670,000	1,660,130
		21,306,551
ELECTRONICS — 0.4%
Arrow Electronics, Inc. 6.13%, 3/1/2026	2,500,000	2,497,250
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc.:
3.64%, 3/15/2025	1,000,000	980,240
6.41%, 3/15/2026	1,000,000	1,000,030
		1,980,270
FOOD — 0.1%
Campbell Soup Co. 5.30%, 3/20/2026	830,000	831,029

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
HAND & MACHINE TOOLS — 0.4%
Stanley Black & Decker, Inc. 6.27%, 3/6/2026	$2,500,000	$2,502,475
HEALTH CARE PRODUCTS — 0.4%
GE HealthCare Technologies, Inc. 5.55%, 11/15/2024	1,000,000	998,080
Revvity, Inc. 0.85%, 9/15/2024	1,000,000	977,090
Smith & Nephew PLC 5.15%, 3/20/2027	525,000	524,543
		2,499,713
INSURANCE — 2.2%
Athene Global Funding:
2.75%, 6/25/2024 (a)	4,060,000	4,030,402
SOFR + 0.70%, 6.06%, 5/24/2024 (a) (b)	1,000,000	1,000,630
Corebridge Global Funding 5.75%, 7/2/2026 (a)	2,500,000	2,504,175
Pacific Life Global Funding II SOFR + 0.62%, 5.98%, 6/4/2026 (a) (b)	4,168,000	4,160,748
Pricoa Global Funding I 2.40%, 9/23/2024 (a)	1,500,000	1,476,600
		13,172,555
INVESTMENT COMPANY SECURITY — 0.2%
ARES Capital Corp. 7.00%, 1/15/2027	500,000	514,910
Blackstone Private Credit Fund 2.35%, 11/22/2024	1,000,000	976,300
		1,491,210
IT SERVICES — 0.3%
Apple, Inc. 4.42%, 5/8/2026	1,785,000	1,777,789
LODGING — 0.8%
Las Vegas Sands Corp. 3.20%, 8/8/2024	2,635,000	2,604,829
Sands China Ltd. 5.13%, 8/8/2025	2,000,000	1,972,300
		4,577,129
MACHINERY, CONSTRUCTION & MINING — 1.0%
Caterpillar Financial Services Corp.:
4.80%, 1/6/2026	2,500,000	2,497,125
5.15%, 8/11/2025	3,500,000	3,502,660
		5,999,785
MACHINERY-DIVERSIFIED — 1.2%
John Deere Capital Corp.:
Series MTN, 3.40%, 6/6/2025	1,390,000	1,362,923
Series MTN, 4.05%, 9/8/2025	2,000,000	1,972,900
Series MTN, 4.80%, 1/9/2026	2,000,000	1,994,940
Security Description	Principal Amount	Value
Series MTN, SOFR + 0.20%, 5.55%, 10/11/2024 (b)	$1,500,000	$1,500,015
		6,830,778
MINING — 1.7%
BHP Billiton Finance USA Ltd. 4.88%, 2/27/2026	4,000,000	3,986,960
Glencore Funding LLC 4.00%, 4/16/2025 (a)	5,000,000	4,916,400
Newmont Corp./Newcrest Finance Pty. Ltd. 5.30%, 3/15/2026 (a)	1,390,000	1,393,850
		10,297,210
MISCELLANEOUS MANUFACTURER — 3.2%
Parker-Hannifin Corp. 3.65%, 6/15/2024	11,000,000	10,951,270
Siemens Financieringsmaatschappij NV:
COR, 3.40%, 3/16/2027 (a)	5,000,000	4,808,900
6.13%, 8/17/2026 (a)	3,000,000	3,078,150
		18,838,320
OIL & GAS — 0.7%
Chevron USA, Inc. 3.90%, 11/15/2024	1,000,000	990,960
Occidental Petroleum Corp. 6.95%, 7/1/2024	2,500,000	2,504,275
Pioneer Natural Resources Co. 5.10%, 3/29/2026	795,000	794,141
		4,289,376
PACKAGING & CONTAINERS — 0.4%
Graphic Packaging International LLC 0.82%, 4/15/2024 (a)	1,000,000	997,640
Sonoco Products Co. 1.80%, 2/1/2025	1,470,000	1,422,725
		2,420,365
PHARMACEUTICALS — 3.2%
AbbVie, Inc. 4.80%, 3/15/2027	3,245,000	3,246,752
Astrazeneca Finance LLC 0.70%, 5/28/2024	2,000,000	1,984,820
Bristol-Myers Squibb Co. 4.90%, 2/22/2027	835,000	837,856
Cigna Group 5.69%, 3/15/2026	5,000,000	5,000,200
Eli Lilly & Co. 5.00%, 2/27/2026	3,555,000	3,554,787
Pfizer Investment Enterprises Pte. Ltd. 4.65%, 5/19/2025	2,240,000	2,225,664
Viatris, Inc. 1.65%, 6/22/2025	2,500,000	2,377,800
		19,227,879

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 1.3%
Energy Transfer LP:
5.75%, 4/1/2025	$3,000,000	$2,998,230
6.05%, 12/1/2026	1,500,000	1,531,095
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	1,000,000	999,260
Williams Cos., Inc. 4.55%, 6/24/2024	2,000,000	1,994,780
		7,523,365
REAL ESTATE INVESTMENT TRUSTS — 2.8%
Kilroy Realty LP 3.45%, 12/15/2024	1,953,000	1,915,932
Kite Realty Group Trust 4.00%, 3/15/2025	3,000,000	2,943,720
Omega Healthcare Investors, Inc. 4.50%, 1/15/2025	1,500,000	1,483,500
Realty Income Corp. 5.05%, 1/13/2026	6,889,000	6,867,851
VICI Properties LP/VICI Note Co., Inc. 3.50%, 2/15/2025 (a)	3,243,000	3,173,308
		16,384,311
RETAIL — 1.1%
Dollar General Corp. 4.25%, 9/20/2024	6,484,000	6,437,510
SEMICONDUCTORS — 0.9%
Intel Corp. 4.88%, 2/10/2026	5,565,000	5,550,030
SOFTWARE — 0.8%
Intuit, Inc. 5.25%, 9/15/2026	2,500,000	2,523,025
Microsoft Corp. 3.40%, 9/15/2026 (a)	2,250,000	2,179,215
		4,702,240
TELECOMMUNICATIONS — 0.7%
AT&T, Inc. 5.54%, 2/20/2026	4,000,000	3,999,840
TRANSPORTATION — 0.2%
Canadian Pacific Railway Co. 1.35%, 12/2/2024	1,000,000	972,460
TOTAL CORPORATE BONDS & NOTES (Cost $352,865,455)		353,194,479
ASSET-BACKED SECURITIES — 9.4%
AUTOMOBILE — 6.4%
Honda Auto Receivables Owner Trust Series 2023-4, Class A2, 5.87%, 6/22/2026	6,000,000	6,018,821
Security Description	Principal Amount	Value
Hyundai Auto Lease Securitization Trust Series 2023-A, Class A3, 5.05%, 1/15/2026 (a)	$10,000,000	$9,968,922
Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3, 4.74%, 1/15/2027	10,000,000	9,932,728
Nissan Auto Lease Trust Series 2024-A, Class A2A, 5.11%, 10/15/2026	5,607,000	5,590,926
Toyota Auto Receivables Owner Trust Series 2023-D, Class A2A, 5.80%, 11/16/2026	6,500,000	6,515,200
		38,026,597
CREDIT CARD — 3.0%
American Express Credit Account Master Trust Series 2022-2, Class A, 3.39%, 5/15/2027	18,000,000	17,627,570
TOTAL ASSET-BACKED SECURITIES (Cost $55,223,808)		55,654,167
U.S. TREASURY OBLIGATIONS — 18.6%
U.S. Treasury Bills:
5.03%, 4/16/2024	40,000,000	39,912,339
5.25%, 5/14/2024	40,000,000	39,748,499
U.S. Treasury Notes:
4.00%, 6/30/2028	6,746,000	6,671,689
4.75%, 7/31/2025	20,183,100	20,147,622
5.00%, 9/30/2025	3,738,000	3,747,199
TOTAL U.S. TREASURY OBLIGATIONS (Cost $110,133,320)		110,227,348
MORTGAGE-BACKED SECURITIES — 1.7%
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD Term SOFR + 1.55%, 6.87%, 7/15/2035 (a) (b)	2,870,000	2,860,408
CSMC Trust Capital Certificates Series 2019-ICE4, Class A, 1 mo. USD Term SOFR + 1.03%, 6.35%, 5/15/2036 (a) (b)	7,331,759	7,329,702
TOTAL MORTGAGE-BACKED SECURITIES (Cost $10,169,381)		10,190,110

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL MORTGAGE BACKED SECURITIES — 2.1%
BPR Trust Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.90%, 7.22%, 4/15/2037 (a) (b)	$1,800,000	$1,807,443
BX Mortgage Trust Series 2021-PAC, Class B, 1 mo. USD Term SOFR + 1.01%, 6.34%, 10/15/2036 (a) (b)	2,500,000	2,463,742
Cold Storage Trust:
Series 2020-ICE5, Class A, 1 mo. USD Term SOFR + 1.01%, 6.33%, 11/15/2037 (a) (b)	3,178,991	3,172,646
Series 2020-ICE5, Class B, 1 mo. USD Term SOFR + 1.41%, 6.73%, 11/15/2037 (a) (b)	4,914,953	4,902,768
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $12,335,087)		12,346,599
	Shares
SHORT-TERM INVESTMENT — 7.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (d) (e) (Cost $45,412,893)	45,412,893	45,412,893
TOTAL INVESTMENTS — 99.2% (Cost $586,139,944)		587,025,596
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		4,437,628
NET ASSETS — 100.0%		$591,463,224

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 17.4% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2024. Maturity date shown is the final maturity.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2024.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Note Futures (short)	(66)	06/28/2024	$(13,500,141)	$(13,495,969)	$4,172
5 Yr. U.S. Treasury Note Futures (long)	180	06/28/2024	19,207,912	19,262,812	54,900
					$59,072

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$353,194,479	$—	$353,194,479
Asset-Backed Securities	—	55,654,167	—	55,654,167
U.S. Treasury Obligations	—	110,227,348	—	110,227,348
Mortgage-Backed Securities	—	10,190,110	—	10,190,110
Commercial Mortgage Backed Securities	—	12,346,599	—	12,346,599
Short-Term Investment	45,412,893	—	—	45,412,893
TOTAL INVESTMENTS	$45,412,893	$541,612,703	$—	$587,025,596
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$59,072	$—	$—	$59,072
TOTAL OTHER FINANCIAL INSTRUMENTS:	$59,072	$—	$—	$59,072

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	49,808,408	$49,808,408	$461,514,536	$465,910,051	$—	$—	45,412,893	$45,412,893	$2,624,658
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 12.3%
AUSTRALIA — 0.3%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030	$200,000	$174,262
BHP Billiton Finance USA Ltd. 5.25%, 9/8/2030	1,823,000	1,851,822
Glencore Funding LLC:
1.63%, 4/27/2026 (a)	1,183,000	1,096,700
5.37%, 4/4/2029 (a)	1,965,000	1,967,967
Macquarie Group Ltd. SOFR + 1.53%, 2.87%, 1/14/2033 (a) (b)	2,426,000	2,015,957
Westpac Banking Corp. 5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (b)	2,263,000	1,860,254
		8,966,962
BERMUDA — 0.1%
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	2,198,000	1,781,809
BRAZIL — 0.4%
Banco do Brasil SA 10 yr. CMT + 4.40%, 6.25%, 10/15/2024 (b)	400,000	402,108
Banco do Estado do Rio Grande do Sul SA VRN, 5 yr. CMT + 4.93%, 5.38%, 1/28/2031 (b)	500,000	481,365
Braskem Netherlands Finance BV 5 yr. CMT + 8.22%, 8.50%, 1/23/2081 (b)	1,100,000	1,104,532
Cosan Overseas Ltd. 8.25%, 5/5/2024	900,000	921,375
CSN Resources SA 5.88%, 4/8/2032	1,400,000	1,224,860
Guara Norte SARL 5.20%, 6/15/2034	1,113,827	1,014,719
Itau Unibanco Holding SA VRN, 5 yr. CMT + 3.22%, 4.63%, 2/27/2025 (b)	661,000	620,097
MARB BondCo PLC 3.95%, 1/29/2031	1,300,000	1,072,097
MC Brazil Downstream Trading SARL 7.25%, 6/30/2031	190,150	172,892
Minerva Luxembourg SA:
4.38%, 3/18/2031	700,000	584,787
8.88%, 9/13/2033 (a)	1,000,000	1,051,330
MV24 Capital BV 6.75%, 6/1/2034	1,048,268	981,514
Nexa Resources SA 5.38%, 5/4/2027	500,000	487,640
Security Description	Principal Amount	Value
Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031	$629,489	$627,985
Simpar Europe SA 5.20%, 1/26/2031	600,000	524,478
Unigel Luxembourg SA 8.75%, 10/1/2026 (c)	400,000	129,724
		11,401,503
CANADA — 0.3%
1375209 BC Ltd. 9.00%, 1/30/2028 (a)	79,000	77,434
Bank of Montreal 5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (b)	2,254,000	1,846,229
Bombardier, Inc. 8.75%, 11/15/2030 (a)	470,000	502,312
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	615,000	589,508
6.00%, 6/1/2029 (a)	350,000	313,436
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC 9.00%, 2/15/2029 (a)	650,000	672,256
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 5.00%, 12/31/2026 (a)	380,000	373,228
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	490,000	445,797
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc. 8.00%, 8/1/2030 (a)	540,000	557,658
Parkland Corp. 4.63%, 5/1/2030 (a)	300,000	276,573
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	325,000	298,334
Royal Bank of Canada Series GMTN, 5.15%, 2/1/2034	459,000	459,353
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	640,000	591,482
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	60,000	33,670
6.50%, 10/15/2027 (a)	75,000	32,054
Titan Acquisition Ltd./Titan Co.-Borrower LLC 7.75%, 4/15/2026 (a)	410,000	409,676
		7,479,000
CAYMAN ISLANDS — 0.0% (d)
Global Aircraft Leasing Co. Ltd. PIK, 6.50%, 9/15/2024 (a)	776,346	736,589
CHILE — 0.1%
Agrosuper SA 4.60%, 1/20/2032	1,000,000	857,990

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CAP SA 3.90%, 4/27/2031 (a)	$1,800,000	$1,413,000
Chile Electricity PEC SpA 0.00%, 1/25/2028 (a)	900,000	705,249
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	419,440	407,280
GNL Quintero SA 4.63%, 7/31/2029	129,440	126,225
		3,509,744
CHINA — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.88%, 6/18/2026	1,415,000	1,373,654
COLOMBIA — 0.4%
AI Candelaria Spain SA:
5.75%, 6/15/2033 (a)	2,015,000	1,634,951
7.50%, 12/15/2028	412,499	402,962
Banco Davivienda SA VRN, 10 yr. CMT + 5.10%, 6.65%, 4/22/2031 (a) (b)	600,000	422,178
Banco GNB Sudameris SA 5 yr. CMT + 6.66%, 7.50%, 4/16/2031 (b)	150,000	128,408
Bancolombia SA VRN, 5 yr. CMT + 2.94%, 4.63%, 12/18/2029 (b)	2,100,000	2,047,962
Canacol Energy Ltd. 5.75%, 11/24/2028	1,000,000	444,450
Ecopetrol SA:
5.88%, 5/28/2045	200,000	149,164
5.88%, 11/2/2051	2,050,000	1,471,592
Empresas Publicas de Medellin ESP 4.25%, 7/18/2029	1,000,000	866,860
Fideicomiso PA Pacifico Tres 8.25%, 1/15/2035	343,720	327,386
Geopark Ltd. 5.50%, 1/17/2027	1,530,000	1,390,755
Gran Tierra Energy, Inc. 9.50%, 10/15/2029 (a)	400,000	374,076
Grupo Aval Ltd. 4.38%, 2/4/2030 (a)	300,000	252,333
		9,913,077
FRANCE — 0.0% (d)
Altice France SA 5.50%, 10/15/2029 (a)	460,000	309,640
GERMANY — 0.0% (d)
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	325,000	314,035
GUATEMALA — 0.1%
Banco Industrial SA 5 yr. CMT + 4.44%, 4.88%, 1/29/2031 (b)	750,000	712,478
Security Description	Principal Amount	Value
CT Trust 5.13%, 2/3/2032	$1,000,000	$885,970
Millicom International Cellular SA:
6.25%, 3/25/2029	360,000	350,503
6.63%, 10/15/2026	540,000	537,084
		2,486,035
HONG KONG — 0.0% (d)
Seaspan Corp. 5.50%, 8/1/2029 (a)	325,000	283,358
INDIA — 0.3%
Adani Electricity Mumbai Ltd. 3.95%, 2/12/2030	349,000	296,755
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031	710,000	604,782
Adani Ports & Special Economic Zone Ltd.:
4.00%, 7/30/2027	200,000	183,327
4.20%, 8/4/2027	1,300,000	1,199,744
4.38%, 7/3/2029	400,000	356,036
Adani Transmission Step-One Ltd.:
4.00%, 8/3/2026	600,000	563,996
4.25%, 5/21/2036	549,500	465,846
JSW Hydro Energy Ltd. 4.13%, 5/18/2031 (a)	563,500	499,357
Network i2i Ltd. 5 yr. CMT + 4.27%, 5.65%, 1/15/2025 (b)	800,000	793,080
Reliance Industries Ltd. 3.67%, 11/30/2027	250,000	236,698
UPL Corp. Ltd.:
4.50%, 3/8/2028	1,300,000	1,111,301
4.63%, 6/16/2030	200,000	159,668
Vedanta Resources Finance II PLC 9.25%, 4/23/2026 (a)	1,400,000	1,138,998
		7,609,588
INDONESIA — 0.2%
Adaro Indonesia PT 4.25%, 10/31/2024	250,000	246,447
Bank Negara Indonesia Persero Tbk. PT Series EMTN, 3.75%, 3/30/2026	200,000	190,793
Freeport Indonesia PT:
4.76%, 4/14/2027	200,000	195,202
5.32%, 4/14/2032 (a)	1,100,000	1,073,732
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT:
4.75%, 5/15/2025	400,000	395,132
5.45%, 5/15/2030	400,000	394,936

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
LLPL Capital Pte. Ltd. 6.88%, 2/4/2039	$1,548,400	$1,538,041
Minejesa Capital BV 5.63%, 8/10/2037	2,400,000	2,166,720
		6,201,003
IRELAND — 0.1%
Avolon Holdings Funding Ltd. 5.75%, 3/1/2029 (a)	1,859,000	1,852,995
GGAM Finance Ltd. 6.88%, 4/15/2029 (a)	400,000	402,912
		2,255,907
JAMAICA — 0.0% (d)
Digicel Group Holdings Ltd.:
Series 2A, Zero Coupon, 12/31/2030 (a) (e)	113,321	104,603
Series 2B, Zero Coupon, 12/31/2030 (a) (e)	495,904	76,587
Series 4A14, Zero Coupon, 12/31/2030 (a) (e)	6,270	5,062
Series 4B14, Zero Coupon, 12/31/2030 (a) (e)	614,948	7,059
		193,311
KUWAIT — 0.0% (d)
MEGlobal Canada ULC 5.00%, 5/18/2025	200,000	197,316
LUXEMBOURG — 0.0% (d)
Altice Financing SA 5.00%, 1/15/2028 (a)	240,000	197,350
Altice France Holding SA 6.00%, 2/15/2028 (a)	430,000	117,799
INEOS Finance PLC 7.50%, 4/15/2029 (a)	565,000	566,740
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	240,000	223,591
		1,105,480
MEXICO — 0.3%
Banco Mercantil del Norte SA:
10 yr. CMT + 5.03%, 6.63%, 1/24/2032 (b)	200,000	182,140
10 yr. CMT + 5.47%, 7.50%, 6/27/2029 (a) (b)	1,400,000	1,386,812
Banco Nacional de Comercio Exterior SNC 5 yr. CMT + 2.00%, 2.72%, 8/11/2031 (b)	600,000	534,240
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5 yr. CMT + 3.00%, 7.53%, 10/1/2028 (b)	200,000	208,606
BBVA Bancomer SA:
5 yr. CMT + 2.65%, 5.13%, 1/18/2033 (b)	1,300,000	1,206,712
Security Description	Principal Amount	Value
VRN, 5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (b)	$800,000	$754,536
Braskem Idesa SAPI 6.99%, 2/20/2032	500,000	387,825
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/2039 (a)	500,000	541,375
Cemex SAB de CV:
5 yr. CMT + 4.53%, 5.13%, 6/8/2026 (b)	1,600,000	1,543,520
5 yr. CMT + 5.16%, 9.13%, 3/14/2028 (a) (b)	200,000	216,946
Cometa Energia SA de CV 6.38%, 4/24/2035	160,400	160,573
Credito Real SAB de CV SOFOM ER 5 yr. CMT + 7.03%, 9.13%, 11/29/2027 (b) (c)	500,000	3,605
KUO SAB de CV 5.75%, 7/7/2027	500,000	472,335
Mexarrend SAPI de CV 10.25%, 7/24/2024 (a)	282,000	55,140
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	632,120	618,245
Petroleos Mexicanos 6.75%, 9/21/2047	700,000	466,088
Southern Copper Corp. 3.88%, 4/23/2025	50,000	49,016
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040	180,934	165,603
Unifin Financiera SAB de CV 5 yr. CMT + 6.31%, 8.88%, 1/29/2025 (b) (c)	1,800,000	162
		8,953,479
NETHERLANDS — 0.0% (d)
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	575,000	493,661
PANAMA — 0.0% (d)
Empresa de Transmision Electrica SA 5.13%, 5/2/2049	200,000	144,426
UEP Penonome II SA 6.50%, 10/1/2038 (a)	660,319	516,389
		660,815
PARAGUAY — 0.1%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	867,740	634,752
Frigorifico Concepcion SA 7.70%, 7/21/2028	400,000	348,780
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	1,343,333	914,675
		1,898,207

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
PERU — 0.3%
Banco de Credito del Peru SA:
5 yr. CMT + 2.45%, 3.25%, 9/30/2031 (b)	$650,000	$601,536
5 yr. CMT + 3.00%, 3.13%, 7/1/2030 (b)	1,000,000	958,780
Banco Internacional del Peru SAA Interbank VRN, 5 yr. CMT + 3.71%, 4.00%, 7/8/2030 (b)	1,700,000	1,631,983
Cia de Minas Buenaventura SAA 5.50%, 7/23/2026	1,100,000	1,058,178
Inkia Energy Ltd. 5.88%, 11/9/2027	1,131,000	1,103,234
InRetail Shopping Malls 5.75%, 4/3/2028	200,000	194,062
Lima Metro Line 2 Finance Ltd. 5.88%, 7/5/2034	305,730	302,798
Minsur SA 4.50%, 10/28/2031	600,000	524,814
Orazul Energy Peru SA 5.63%, 4/28/2027	400,000	379,276
Petroleos del Peru SA:
4.75%, 6/19/2032	700,000	548,989
5.63%, 6/19/2047	400,000	266,128
		7,569,778
SINGAPORE — 0.1%
Avation Capital SA PIK, 8.25%, 10/31/2026 (a)	274,193	235,954
DBS Group Holdings Ltd. Series GMTN, VRN, 5 yr. CMT + 1.10%, 1.82%, 3/10/2031 (b)	400,000	372,169
Oversea-Chinese Banking Corp. Ltd. VRN, 5 yr. CMT + 1.58%, 1.83%, 9/10/2030 (b)	1,500,000	1,418,625
United Overseas Bank Ltd.:
5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (b)	600,000	549,366
Series GMTN, VRN, 5 yr. CMT + 1.52%, 1.75%, 3/16/2031 (b)	1,200,000	1,113,390
		3,689,504
SOUTH AFRICA — 0.1%
Gold Fields Orogen Holdings BVI Ltd. 5.13%, 5/15/2024	400,000	398,734
Sasol Financing USA LLC:
4.38%, 9/18/2026	200,000	188,276
5.50%, 3/18/2031	1,200,000	1,011,060
		1,598,070
Security Description	Principal Amount	Value
SPAIN — 0.0% (d)
Grifols SA 4.75%, 10/15/2028 (a)	$420,000	$347,563
UNITED KINGDOM — 0.1%
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	555,000	552,081
BAT Capital Corp. 4.54%, 8/15/2047	1,209,000	931,716
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/2029 (a)	170,000	172,606
6.50%, 3/26/2031 (a)	205,000	208,686
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	900,000	907,416
		2,772,505
UNITED STATES — 8.9%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	335,000	337,610
AbbVie, Inc.:
3.85%, 6/15/2024	1,844,000	1,837,103
5.50%, 3/15/2064	976,000	1,003,474
Academy Ltd. 6.00%, 11/15/2027 (a)	500,000	492,605
Acuris Finance U.S., Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	475,000	432,326
Acushnet Co. 7.38%, 10/15/2028 (a)	285,000	295,106
AdaptHealth LLC 5.13%, 3/1/2030 (a)	280,000	244,210
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	735,000	738,432
AEP Texas, Inc. Series H, 3.45%, 1/15/2050	2,179,956	1,374,092
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	305,000	308,684
AGCO Corp. 5.80%, 3/21/2034	325,000	329,076
Air Lease Corp. 3.25%, 3/1/2025	1,496,000	1,462,505
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	1,423,000	1,395,536
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	420,000	413,204
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	520,000	526,916
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	202,000	201,877

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
9.75%, 7/15/2027 (a)	$355,000	$355,927
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	110,000	74,261
American Airlines, Inc.:
7.25%, 2/15/2028 (a)	565,000	573,458
8.50%, 5/15/2029 (a)	585,000	617,795
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	155,000	139,202
American Express Co. 3.95%, 8/1/2025	1,773,000	1,742,859
American Homes 4 Rent LP 5.50%, 2/1/2034	1,492,000	1,485,689
American Tower Corp. 3.60%, 1/15/2028	1,160,000	1,096,154
Amgen, Inc. 5.75%, 3/2/2063	719,000	733,481
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	440,000	410,445
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	580,000	572,228
Antero Resources Corp. 5.38%, 3/1/2030 (a)	330,000	317,015
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (a)	310,000	195,787
ARES Capital Corp. 3.25%, 7/15/2025	973,000	940,375
Arrow Electronics, Inc. 3.88%, 1/12/2028	1,551,000	1,471,434
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (a)	170,000	178,452
Artera Services LLC 8.50%, 2/15/2031 (a)	250,000	256,245
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (a)	335,000	305,624
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028 (a)	155,000	100,035
AssuredPartners, Inc. 5.63%, 1/15/2029 (a)	410,000	377,647
AT&T, Inc. 2.25%, 2/1/2032	2,291,000	1,862,446
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	445,000	407,460
Athene Holding Ltd. 6.25%, 4/1/2054	995,000	1,009,766
Bank of America Corp.:
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (b)	3,456,000	2,761,206
SOFR + 1.11%, 3.84%, 4/25/2025 (b)	357,000	356,529
Security Description	Principal Amount	Value
SOFR + 1.65%, 5.47%, 1/23/2035 (b)	$741,000	$746,469
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (b)	553,000	548,051
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	695,000	718,748
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	210,000	124,389
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	470,000	256,108
5.25%, 1/30/2030 (a)	130,000	54,740
14.00%, 10/15/2030 (a)	28,000	16,446
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	545,000	532,083
Beacon Roofing Supply, Inc. 6.50%, 8/1/2030 (a)	540,000	548,251
BlackRock Funding, Inc. 5.25%, 3/14/2054	560,000	562,688
Blackstone Holdings Finance Co. LLC 2.00%, 1/30/2032 (a)	2,812,000	2,204,467
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	235,000	236,908
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	200,000	209,428
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	35,000	35,014
BP Capital Markets America, Inc. 4.89%, 9/11/2033	1,876,000	1,863,862
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	315,000	340,846
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (a)	648,000	647,093
Bristol-Myers Squibb Co.:
5.50%, 2/22/2044	352,000	360,156
5.55%, 2/22/2054	1,420,000	1,461,663
Broadcom, Inc. 3.42%, 4/15/2033 (a)	2,158,000	1,868,202
Brown & Brown, Inc. 2.38%, 3/15/2031	1,567,000	1,300,140
Caesars Entertainment, Inc. 6.50%, 2/15/2032 (a)	285,000	287,796
Callon Petroleum Co. 7.50%, 6/15/2030 (a)	550,000	582,323
Calpine Corp. 4.50%, 2/15/2028 (a)	610,000	579,866
Campbell Soup Co. 5.40%, 3/21/2034	480,000	483,475
Carnival Corp.:
5.75%, 3/1/2027 (a)	345,000	341,505
7.00%, 8/15/2029 (a)	360,000	375,869
Carrier Global Corp. 6.20%, 3/15/2054	146,000	160,788

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Castle U.S. Holding Corp. 9.50%, 2/15/2028 (a)	$85,000	$42,246
Catalent Pharma Solutions, Inc. 3.50%, 4/1/2030 (a)	130,000	124,263
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.50%, 8/15/2030 (a)	675,000	567,007
4.75%, 3/1/2030 (a)	755,000	647,631
4.75%, 2/1/2032 (a)	375,000	306,420
Cedar Fair LP 5.25%, 7/15/2029	300,000	284,046
Centene Corp. 3.00%, 10/15/2030	2,157,000	1,849,002
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	445,000	460,944
Cheniere Energy, Inc. 4.63%, 10/15/2028	1,909,000	1,851,157
Chesapeake Energy Corp. 5.88%, 2/1/2029 (a)	645,000	639,292
Chord Energy Corp. 6.38%, 6/1/2026 (a)	520,000	521,799
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	310,000	239,212
6.00%, 1/15/2029 (a)	220,000	192,207
Citigroup, Inc. 3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (b)	3,864,000	3,674,162
Civitas Resources, Inc. 8.38%, 7/1/2028 (a)	340,000	357,660
Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 5/15/2028 (a)	560,000	567,398
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	205,000	189,643
Clean Harbors, Inc. 5.13%, 7/15/2029 (a)	145,000	139,626
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (a)	180,000	148,892
9.00%, 9/15/2028 (a)	185,000	192,703
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	580,000	551,824
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	120,000	113,951
9.00%, 9/30/2029 (a)	120,000	115,140
Clydesdale Acquisition Holdings, Inc. 6.63%, 4/15/2029 (a)	205,000	204,727
CNH Industrial Capital LLC 5.10%, 4/20/2029	460,000	458,809
Security Description	Principal Amount	Value
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	$550,000	$489,725
CNX Resources Corp. 6.00%, 1/15/2029 (a)	605,000	592,924
Coherent Corp. 5.00%, 12/15/2029 (a)	255,000	240,182
Comcast Corp. 2.94%, 11/1/2056	2,922,000	1,840,129
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	220,000	83,961
CommScope, Inc. 4.75%, 9/1/2029 (a)	155,000	111,969
Consolidated Communications, Inc. 5.00%, 10/1/2028 (a)	290,000	241,735
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	335,000	298,910
Coty, Inc. 5.00%, 4/15/2026 (a)	540,000	531,787
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.63%, 7/15/2030 (a)	400,000	405,852
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	1,015,000	958,820
Crown Castle, Inc. 4.30%, 2/15/2029	1,933,000	1,853,728
CSC Holdings LLC:
5.75%, 1/15/2030 (a)	495,000	261,885
6.50%, 2/1/2029 (a)	445,000	378,250
CSI Compressco LP/CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	385,000	385,000
CSX Corp. 3.35%, 9/15/2049	2,572,000	1,855,055
Cummins, Inc. 5.45%, 2/20/2054	470,000	480,631
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	280,000	269,220
CVS Health Corp.:
5.30%, 6/1/2033	912,000	913,277
5.88%, 6/1/2053	1,374,000	1,395,654
Dana, Inc.:
4.25%, 9/1/2030	95,000	83,939
5.38%, 11/15/2027	125,000	122,394
5.63%, 6/15/2028	650,000	634,244
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	270,000	269,295
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	600,000	567,678
DISH DBS Corp.:
5.13%, 6/1/2029	290,000	121,519
5.75%, 12/1/2028 (a)	500,000	343,800

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Dollar General Corp. 4.25%, 9/20/2024	$940,000	$933,260
Dollar Tree, Inc. 4.00%, 5/15/2025	1,679,000	1,651,179
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	400,000	358,912
DTE Energy Co. 5.10%, 3/1/2029	1,475,000	1,469,749
Duke Energy Corp.:
2.65%, 9/1/2026	2,940,000	2,775,360
5.00%, 8/15/2052	292,000	264,832
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a)	730,000	674,396
Elevance Health, Inc. 5.13%, 2/15/2053	1,948,000	1,865,424
Embarq Corp. 8.00%, 6/1/2036	225,000	122,326
EMRLD Borrower LP/Emerald Co.-Issuer, Inc. 6.63%, 12/15/2030 (a)	565,000	570,452
Encompass Health Corp.:
4.63%, 4/1/2031	310,000	281,725
4.75%, 2/1/2030	60,000	56,246
Energizer Holdings, Inc. 6.50%, 12/31/2027 (a)	235,000	233,729
Energy Transfer LP:
4.75%, 1/15/2026	944,000	934,409
5.00%, 5/15/2044	1,039,000	916,907
Entergy Louisiana LLC 4.75%, 9/15/2052	627,000	558,751
EQM Midstream Partners LP 4.75%, 1/15/2031 (a)	395,000	367,852
Equinix, Inc.:
2.95%, 9/15/2051	1,695,000	1,088,766
3.90%, 4/15/2032	1,030,000	931,161
Essential Utilities, Inc. 3.35%, 4/15/2050	2,628,000	1,838,207
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	340,000	336,488
Eversource Energy 5.50%, 1/1/2034	944,000	944,651
Expedia Group, Inc.:
3.80%, 2/15/2028	2,435,000	2,317,463
5.00%, 2/15/2026	1,379,000	1,371,126
Extra Space Storage LP 5.40%, 2/1/2034	951,000	945,532
Ferrellgas LP/Ferrellgas Finance Corp. 5.38%, 4/1/2026 (a)	430,000	420,678
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%, 1/15/2030 (a)	405,000	363,524
Fiserv, Inc. 5.45%, 3/15/2034	913,000	924,951
Security Description	Principal Amount	Value
Ford Motor Co. 3.25%, 2/12/2032	$1,143,000	$951,376
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	580,000	599,070
Fortress Transportation & Infrastructure Investors LLC 7.88%, 12/1/2030 (a)	700,000	735,819
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	400,000	385,272
4.63%, 8/1/2030	300,000	288,474
5.25%, 9/1/2029	300,000	301,272
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	250,000	232,080
5.88%, 10/15/2027 (a)	125,000	120,990
5.88%, 11/1/2029	225,000	189,959
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	265,000	253,160
Gap, Inc. 3.88%, 10/1/2031 (a)	560,000	473,648
General Motors Financial Co., Inc.:
2.40%, 10/15/2028	1,066,000	944,156
3.10%, 1/12/2032	430,000	363,939
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	1,863,000	1,833,285
GFL Environmental, Inc. 6.75%, 1/15/2031 (a)	285,000	292,082
Goldman Sachs Group, Inc. 3 mo. USD Term SOFR + 1.43%, 6.74%, 5/15/2026 (b)	3,661,000	3,692,961
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031	250,000	227,900
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	210,000	135,083
Griffon Corp. 5.75%, 3/1/2028	430,000	421,297
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	665,000	612,884
Guardian Life Global Funding 1.25%, 5/13/2026 (a)	2,000,000	1,839,780
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	175,000	177,651
Halliburton Co. 4.85%, 11/15/2035	748,000	727,767
HCA, Inc.:
5.13%, 6/15/2039	974,000	919,203
5.25%, 6/15/2049	1,006,000	919,031
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 4.63%, 5/1/2028 (a)	375,000	336,285
Hess Midstream Operations LP:
5.13%, 6/15/2028 (a)	365,000	353,054
5.50%, 10/15/2030 (a)	310,000	300,474

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Hewlett Packard Enterprise Co. 5.90%, 10/1/2024	$740,000	$740,740
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	290,000	20,300
Hightower Holding LLC 6.75%, 4/15/2029 (a)	315,000	295,823
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.25%, 11/1/2028 (a)	540,000	539,557
8.38%, 11/1/2033 (a)	115,000	124,470
Host Hotels & Resorts LP Series I, 3.50%, 9/15/2030	2,084,000	1,854,510
HUB International Ltd. 7.25%, 6/15/2030 (a)	450,000	462,830
Hyundai Capital America 5.30%, 1/8/2029 (a)	1,840,000	1,840,883
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25%, 5/15/2027	385,000	356,706
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	410,000	406,892
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	435,000	424,382
IQVIA, Inc. 6.25%, 2/1/2029	622,000	645,953
Iron Mountain, Inc.:
7.00%, 2/15/2029 (a)	470,000	479,189
REIT, 4.50%, 2/15/2031 (a)	580,000	524,007
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	1,925,000	1,949,024
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	590,000	564,636
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (b)	2,196,000	1,853,907
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	2,176,000	1,858,500
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	943,000	935,286
Kinder Morgan, Inc. 5.20%, 6/1/2033	1,887,000	1,858,053
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	560,000	570,864
Kyndryl Holdings, Inc. 6.35%, 2/20/2034	898,000	921,249
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	165,000	154,732
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	425,000	365,789
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	550,000	523,798
Security Description	Principal Amount	Value
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. 5.00%, 2/1/2026 (a)	$340,000	$337,338
Level 3 Financing, Inc.:
4.50%, 4/1/2030 (a)	165,000	103,679
10.50%, 5/15/2030 (a)	420,000	433,562
LFS Topco LLC 5.88%, 10/15/2026 (a)	345,000	320,298
LifePoint Health, Inc. 5.38%, 1/15/2029 (a)	145,000	119,162
Light & Wonder International, Inc. 7.25%, 11/15/2029 (a)	505,000	518,615
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	140,000	107,044
Live Nation Entertainment, Inc. 6.50%, 5/15/2027 (a)	290,000	293,205
Lockheed Martin Corp. 5.20%, 2/15/2064	1,021,000	1,010,555
Lowe's Cos., Inc. 4.40%, 9/8/2025	2,139,000	2,113,161
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	350,000	347,410
LYB International Finance III LLC 5.50%, 3/1/2034	909,000	910,345
M/I Homes, Inc. 4.95%, 2/1/2028	365,000	347,823
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a)	310,000	304,488
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	570,000	527,301
5.88%, 6/30/2029 (a)	220,000	201,687
Marriott International, Inc. Series HH, 2.85%, 4/15/2031	2,154,000	1,856,726
Marvell Technology, Inc. 1.65%, 4/15/2026	1,479,000	1,376,417
Massachusetts Mutual Life Insurance Co. 3.38%, 4/15/2050 (a)	2,101,000	1,465,889
Matador Resources Co. 6.50%, 4/15/2032 (a)	400,000	400,700
Match Group Holdings II LLC 5.00%, 12/15/2027 (a)	775,000	744,108
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	515,000	510,205
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	495,000	471,329
McAfee Corp. 7.38%, 2/15/2030 (a)	165,000	152,234
McDonald's Corp. 5.45%, 8/14/2053	936,000	947,503

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	$565,000	$531,349
Medline Borrower LP 5.25%, 10/1/2029 (a)	795,000	751,442
Merck & Co., Inc. 4.50%, 5/17/2033	645,000	630,868
Meta Platforms, Inc. 5.60%, 5/15/2053	1,737,000	1,836,391
MetLife, Inc. 5.25%, 1/15/2054	1,897,000	1,866,648
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	360,000	305,784
7.88%, 5/1/2029 (a)	200,000	149,988
Microsoft Corp. 2.92%, 3/17/2052	1,296,000	916,402
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	445,000	411,932
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	100,000	100,421
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	350,000	253,712
Morgan Stanley SOFR + 1.36%, 2.48%, 9/16/2036 (b)	4,648,000	3,674,012
Motorola Solutions, Inc. 5.40%, 4/15/2034	920,000	918,243
MPLX LP 1.75%, 3/1/2026	797,000	745,370
Murphy Oil USA, Inc. 4.75%, 9/15/2029	285,000	270,411
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	180,000	178,699
Nabors Industries, Inc. 9.13%, 1/31/2030 (a)	375,000	389,989
Nationstar Mortgage Holdings, Inc. 5.75%, 11/15/2031 (a)	480,000	443,006
Navient Corp. 5.00%, 3/15/2027	285,000	272,939
NCL Corp. Ltd.:
5.88%, 3/15/2026 (a)	395,000	390,043
8.38%, 2/1/2028 (a)	275,000	290,155
NetApp, Inc. 1.88%, 6/22/2025	1,445,000	1,382,244
Netflix, Inc. 5.38%, 11/15/2029 (a)	916,000	935,172
News Corp. 5.13%, 2/15/2032 (a)	155,000	146,050
NextEra Energy Capital Holdings, Inc.:
4.26%, 9/1/2024	843,000	837,672
5.55%, 3/15/2054	560,000	556,198
Security Description	Principal Amount	Value
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (a)	$450,000	$460,922
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 4/15/2026	110,000	109,966
NiSource, Inc. 5.35%, 4/1/2034	920,000	914,094
Northrop Grumman Corp. 5.20%, 6/1/2054	1,885,000	1,835,330
NRG Energy, Inc. 3.63%, 2/15/2031 (a)	380,000	328,069
NuStar Logistics LP 6.00%, 6/1/2026	550,000	548,311
Occidental Petroleum Corp. 6.63%, 9/1/2030	886,000	938,549
Olympus Water U.S. Holding Corp. 6.25%, 10/1/2029 (a)	200,000	182,628
OneMain Finance Corp.:
5.38%, 11/15/2029	250,000	234,980
7.13%, 3/15/2026	324,000	329,790
ONEOK, Inc. 6.63%, 9/1/2053	860,000	948,167
Oracle Corp.:
3.80%, 11/15/2037	204,000	171,078
6.25%, 11/9/2032	165,000	176,626
O'Reilly Automotive, Inc. 5.75%, 11/20/2026	445,000	452,334
Organon & Co./Organon Foreign Debt Co.-Issuer BV 5.13%, 4/30/2031 (a)	385,000	340,960
Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38%, 2/15/2031 (a)	415,000	435,385
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	530,000	525,908
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	1,143,000	951,376
6.75%, 1/15/2053	861,000	939,403
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	550,000	513,793
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	405,000	412,225
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer 4.88%, 5/15/2029 (a)	850,000	791,350
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	240,000	235,934

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	$90,000	$47,892
Penn Entertainment, Inc. 4.13%, 7/1/2029 (a)	210,000	181,621
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	310,000	282,590
7.88%, 12/15/2029 (a)	340,000	349,435
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.20%, 4/1/2027 (a)	970,000	940,696
Performance Food Group, Inc. 4.25%, 8/1/2029 (a)	380,000	348,509
Permian Resources Operating LLC 7.00%, 1/15/2032 (a)	560,000	580,535
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 2/15/2029 (a)	1,000,000	973,800
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	921,000	916,100
Philip Morris International, Inc. 5.25%, 2/13/2034	953,000	944,128
Phillips 66 Co. 5.65%, 6/15/2054	2,088,000	2,118,380
Pike Corp.:
5.50%, 9/1/2028 (a)	560,000	535,528
8.63%, 1/31/2031 (a)	285,000	303,063
Post Holdings, Inc. 5.50%, 12/15/2029 (a)	140,000	135,247
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/2029 (a)	160,000	122,458
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (a)	220,000	215,547
Qorvo, Inc.:
1.75%, 12/15/2024	646,000	626,581
3.38%, 4/1/2031 (a)	525,000	449,510
Quanta Services, Inc. 2.35%, 1/15/2032	2,300,000	1,869,279
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 9/15/2026 (a)	90,000	71,584
Radiology Partners, Inc.:
8.50%, 1/31/2029 (a)	143,426	132,861
9.78%, 2/15/2030 (a)	99,906	80,784
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25%, 4/15/2030 (a)	290,000	197,154
Realty Income Corp. 5.05%, 1/13/2026	938,000	935,120
Security Description	Principal Amount	Value
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	$195,000	$195,363
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	555,000	508,497
Royal Caribbean Cruises Ltd.:
5.50%, 8/31/2026 (a)	420,000	415,943
6.25%, 3/15/2032 (a)	335,000	337,596
7.25%, 1/15/2030 (a)	70,000	72,662
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	1,192,000	1,188,484
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	555,000	536,702
Sealed Air Corp./Sealed Air Corp. U.S. 7.25%, 2/15/2031 (a)	360,000	374,602
Select Medical Corp. 6.25%, 8/15/2026 (a)	490,000	491,445
Sirius XM Radio, Inc. 5.50%, 7/1/2029 (a)	1,025,000	975,923
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	280,000	289,352
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	135,000	120,428
Smithfield Foods, Inc. 4.25%, 2/1/2027 (a)	1,920,000	1,845,139
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	515,000	462,429
Southern Co. Series 21-A, VRN, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (b)	1,950,000	1,823,991
Southwestern Energy Co. 4.75%, 2/1/2032	310,000	285,398
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	670,000	656,667
Spirit AeroSystems, Inc. 9.75%, 11/15/2030 (a)	355,000	397,160
SRS Distribution, Inc. 6.13%, 7/1/2029 (a)	180,000	183,605
Standard Industries, Inc. 4.38%, 7/15/2030 (a)	680,000	610,674
Staples, Inc.:
7.50%, 4/15/2026 (a)	195,000	190,301
10.75%, 4/15/2027 (a)	145,000	137,930
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	330,000	332,591
Station Casinos LLC:
4.63%, 12/1/2031 (a)	295,000	265,532
6.63%, 3/15/2032 (a)	515,000	520,253

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	$630,000	$573,987
Sun Communities Operating LP 2.70%, 7/15/2031	1,115,000	919,195
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	510,000	462,137
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	150,000	139,668
6.00%, 4/15/2027	170,000	169,255
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	165,000	121,912
Sysco Corp. 3.25%, 7/15/2027	992,000	937,827
Take-Two Interactive Software, Inc. 4.95%, 3/28/2028	1,849,000	1,842,362
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 7.38%, 2/15/2029 (a)	280,000	281,599
Tenet Healthcare Corp.:
6.13%, 10/1/2028	230,000	229,158
6.13%, 6/15/2030	565,000	564,373
6.25%, 2/1/2027	245,000	244,865
T-Mobile USA, Inc. 5.50%, 1/15/2055	2,771,000	2,767,536
TMS International Corp. 6.25%, 4/15/2029 (a)	180,000	164,794
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	445,000	434,142
TransDigm, Inc.:
5.50%, 11/15/2027	520,000	509,049
6.88%, 12/15/2030 (a)	565,000	576,334
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	317,250	317,812
Transocean, Inc. 8.00%, 2/1/2027 (a)	245,000	243,275
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	475,000	507,001
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	330,000	300,524
U.S. Foods, Inc. 7.25%, 1/15/2032 (a)	540,000	560,822
UKG, Inc. 6.88%, 2/1/2031 (a)	280,000	285,323
United Airlines, Inc. 4.63%, 4/15/2029 (a)	745,000	693,066
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	325,000	270,199
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.50%, 2/15/2028 (a)	280,000	290,458
Security Description	Principal Amount	Value
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	$325,000	$290,232
7.38%, 6/30/2030 (a)	125,000	123,689
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	160,000	155,346
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	375,000	382,590
8.38%, 6/1/2031 (a)	245,000	252,914
9.88%, 2/1/2032 (a)	290,000	312,637
Veralto Corp. 5.35%, 9/18/2028 (a)	925,000	940,050
Verizon Communications, Inc. 5.50%, 2/23/2054	1,825,000	1,843,560
Viatris, Inc. 1.65%, 6/22/2025	579,000	550,698
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	875,000	858,900
9.13%, 7/15/2031 (a)	510,000	557,629
Vistra Operations Co. LLC 7.75%, 10/15/2031 (a)	325,000	340,161
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	215,000	218,569
VT Topco, Inc. 8.50%, 8/15/2030 (a)	535,000	564,543
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	330,000	341,464
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	230,000	224,687
Weatherford International Ltd.:
6.50%, 9/15/2028 (a)	225,000	232,002
8.63%, 4/30/2030 (a)	510,000	532,425
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b)	1,936,000	1,839,955
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (b)	752,000	741,013
Welltower OP LLC 2.05%, 1/15/2029	2,121,000	1,849,491
Wheel Pros, Inc. 6.50%, 5/15/2029 (a)	75,000	23,250
Whirlpool Corp. 5.75%, 3/1/2034	547,000	549,024
Williams Cos., Inc. 5.15%, 3/15/2034	955,000	946,691
Workday, Inc. 3.70%, 4/1/2029	1,967,000	1,854,979
WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	600,000	537,078
WRKCo, Inc. 3.75%, 3/15/2025	1,867,000	1,835,186
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	585,000	543,477

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
XHR LP:
4.88%, 6/1/2029 (a)	$1,125,000	$1,041,784
6.38%, 8/15/2025 (a)	265,000	265,148
XPO, Inc. 7.13%, 6/1/2031 (a)	680,000	698,095
		252,085,173
VIETNAM — 0.0% (d)
Mong Duong Finance Holdings BV 5.13%, 5/7/2029	230,573	220,434
TOTAL CORPORATE BONDS & NOTES (Cost $359,975,109)		346,407,200
ASSET-BACKED SECURITIES — 13.1%
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-FM1, Class A2C, ABS, 1 mo. USD Term SOFR + 0.41%, 5.74%, 7/25/2036 (b)	8,367,491	2,030,153
Series 2007-WM2, Class A2C, ABS, 1 mo. USD Term SOFR + 0.39%, 5.72%, 2/25/2037 (b)	2,720,955	1,110,555
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 1 mo. USD Term SOFR + 1.51%, 6.84%, 12/18/2037 (a) (b)	3,000,000	2,917,422
Affirm Asset Securitization Trust:
Series 2022-A, Class A, 4.30%, 5/17/2027 (a)	3,000,000	2,980,768
Series 2023-A, Class A, 6.61%, 1/18/2028 (a)	1,750,000	1,760,214
Series 2023-B, Class A, 6.82%, 9/15/2028 (a)	5,250,000	5,327,286
Aligned Data Centers Issuer LLC Series 2023-1A, Class A2, 6.00%, 8/17/2048 (a)	5,000,000	5,003,142
Allegro CLO II-S Ltd. Series 2014-1RA, Class A1, 3 mo. USD Term SOFR + 1.34%, 6.66%, 10/21/2028 (a) (b)	138,110	138,179
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-FR1, Class M5, 3.84%, 5/25/2034 (f)	4,804,032	3,432,127
Security Description	Principal Amount	Value
AMSR Trust:
Series 2021-SFR2, Class E1, ABS, 2.48%, 8/17/2038 (a)	$3,000,000	$2,709,060
Series 2021-SFR2, Class F1, ABS, 3.28%, 8/17/2038 (a)	3,000,000	2,721,748
Series 2021-SFR2, Class F2, ABS, 3.67%, 8/17/2038 (a)	2,000,000	1,810,073
Series 2023-SFR1, Class B, 4.00%, 4/17/2040 (a)	12,000,000	11,307,275
Series 2023-SFR2, Class A, 3.95%, 6/17/2040 (a)	6,800,000	6,454,572
Anchorage Capital CLO 19 Ltd. Series 2021-19A, Class A, ABS, 3 mo. USD Term SOFR + 1.47%, 6.79%, 10/15/2034 (a) (b)	2,000,000	1,997,200
AREIT Trust Series 2021-CRE5, Class B, 1 mo. USD Term SOFR + 1.93%, 7.26%, 11/17/2038 (a) (b)	300,000	289,389
Argent Securities Trust Series 2006-M1, Class A2B, ABS, 1 mo. USD Term SOFR + 0.29%, 5.62%, 7/25/2036 (b)	17,373,180	4,491,880
Bain Capital Credit CLO Ltd.:
Series 2019-3A, Class DR, ABS, 3 mo. USD Term SOFR + 3.36%, 8.68%, 10/21/2034 (a) (b)	1,000,000	963,272
Series 2021-6A, Class A1, 3 mo. USD Term SOFR + 1.41%, 6.73%, 10/21/2034 (a) (b)	3,000,000	2,995,800
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.25%, 8.57%, 7/24/2036 (a) (b)	2,000,000	2,003,694
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A, Class B, ABS, 3.45%, 7/15/2046 (a)	3,765,351	3,276,044
BNC Mortgage Loan Trust Series 2006-1, Class A1, ABS, 1 mo. USD Term SOFR + 0.47%, 4.48%, 10/25/2036 (b)	16,039,514	10,777,405
BSPRT Issuer Ltd. Series 2021-FL6, Class A, ABS, 1 mo. USD Term SOFR + 1.21%, 6.54%, 3/15/2036 (a) (b)	506,679	502,831

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Canyon Capital CLO Ltd.:
Series 2017-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.26%, 8.58%, 7/15/2030 (a) (b)	$1,000,000	$983,904
Series 2021-1A, Class D, ABS, 3 mo. USD Term SOFR + 3.36%, 8.68%, 4/15/2034 (a) (b)	2,000,000	1,949,658
Carlyle U.S. CLO Ltd.:
Series 2021-1A, Class D, ABS, 3 mo. USD Term SOFR + 6.26%, 11.58%, 4/15/2034 (a) (b)	1,000,000	983,750
Series 2022-2A, Class A2, 3 mo. USD Term SOFR + 2.00%, 7.32%, 4/20/2035 (a) (b)	2,000,000	2,008,262
Series 2023-3A, Class B, 3 mo. USD Term SOFR + 2.60%, 7.91%, 10/15/2036 (a) (b)	3,000,000	3,026,808
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.00%, 8.31%, 10/15/2036 (a) (b)	2,000,000	2,000,722
Catamaran CLO Ltd. Series 2018-1A, Class C, 3 mo. USD Term SOFR + 2.76%, 8.09%, 10/25/2031 (a) (b)	1,000,000	999,672
Cathedral Lake VIII Ltd. Series 2021-8A, Class C, 3 mo. USD Term SOFR + 2.88%, 8.20%, 1/20/2035 (a) (b)	2,550,000	2,537,505
CIFC Funding Ltd.:
Series 2013-1A, Class CR, ABS, 3 mo. USD Term SOFR + 3.81%, 9.13%, 7/16/2030 (a) (b)	1,000,000	992,700
Series 2021-1A, Class E, ABS, 3 mo. USD Term SOFR + 6.26%, 11.59%, 4/25/2033 (a) (b)	500,000	486,541
Series 2021-6A, Class B, 3 mo. USD Term SOFR + 1.91%, 7.23%, 10/15/2034 (a) (b)	1,000,000	999,800
Series 2022-3A, Class B, 3 mo. USD Term SOFR + 2.00%, 7.32%, 4/21/2035 (a) (b)	2,000,000	1,995,200
Compass Datacenters Issuer II LLC Series 2024-1A, Class A2, 5.75%, 2/25/2049 (a)	4,000,000	3,950,328
CyrusOne Data Centers Issuer I LLC Series 2023-1A, Class A2, 4.30%, 4/20/2048 (a)	1,000,000	939,363
Security Description	Principal Amount	Value
DataBank Issuer LLC Series 2023-1A, Class A2, 5.12%, 2/25/2053 (a)	$4,000,000	$3,804,677
Drive Auto Receivables Trust Series 2021-3, Class C, 1.47%, 1/15/2027	3,012,001	2,964,446
Dryden 37 Senior Loan Fund Series 2015-37A, Class BR, 3 mo. USD Term SOFR + 1.66%, 6.98%, 1/15/2031 (a) (b)	1,626,877	1,618,255
Dryden 68 CLO Ltd. Series 2019-68A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 8.93%, 7/15/2035 (a) (b)	1,500,000	1,442,957
Exeter Automobile Receivables Trust:
Series 2021-1A, Class D, ABS, 1.08%, 11/16/2026	814,882	795,173
Series 2021-1A, Class E, ABS, 2.21%, 2/15/2028 (a)	1,500,000	1,414,581
Fillmore Park CLO Ltd. Series 2018-1A, Class D, 3 mo. USD Term SOFR + 3.16%, 8.48%, 7/15/2030 (a) (b)	1,000,000	991,200
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1, ABS, 1 mo. USD Term SOFR + 0.39%, 5.72%, 3/25/2037 (b)	8,632,382	4,458,818
FirstKey Homes Trust:
Series 2020-SFR2, Class D, ABS, 1.97%, 10/19/2037 (a)	2,000,000	1,871,377
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	2,000,000	1,889,046
FMC GMSR Issuer Trust:
Series 2020-GT1, Class A, CMO, VRN, 4.45%, 1/25/2026 (a) (b)	3,000,000	2,783,664
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (b)	2,650,000	2,342,655
FREED ABS Trust Series 2021-2, Class C, ABS, 1.94%, 6/19/2028 (a)	993,062	987,194
FS Rialto Issuer LLC Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.33%, 6.66%, 5/16/2038 (a) (b)	1,776,102	1,756,793
GAIA Aviation Ltd. Series 2019-1, Class A, 3.97%, 12/15/2044 (a) (f)	1,025,004	955,863

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Galaxy XXII CLO Ltd. Series 2016-22A, Class CRR, 3 mo. USD Term SOFR + 2.41%, 7.73%, 4/16/2034 (a) (b)	$500,000	$497,150
Galaxy XXVIII CLO Ltd. Series 2018-28A, Class D, ABS, 3 mo. USD Term SOFR + 3.26%, 8.58%, 7/15/2031 (a) (b)	2,100,000	2,079,281
GLS Auto Receivables Issuer Trust Series 2021-2A, Class C, 1.08%, 6/15/2026 (a)	1,448,157	1,435,710
GoldenTree Loan Management U.S. CLO 15 Ltd. Series 2022-15A, Class DR, 3 mo. USD Term SOFR + 4.40%, 9.72%, 10/20/2036 (a) (b)	1,000,000	998,485
GoodLeap Sustainable Home Solutions Trust Series 2021-5CS, Class C, 3.50%, 10/20/2048 (a)	3,166,985	2,250,083
Greystone CRE Notes Ltd. Series 2021-FL3, Class B, ABS, 1 mo. USD Term SOFR + 1.76%, 7.09%, 7/15/2039 (a) (b)	2,925,000	2,832,067
GSAA Home Equity Trust:
Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,120,176	839,281
Series 2007-4, Class A3A, ABS, 1 mo. USD Term SOFR + 0.71%, 6.04%, 3/25/2037 (b)	5,627,498	2,206,662
Hardee's Funding LLC Series 2018-1A, Class A23, ABS, 5.71%, 6/20/2048 (a)	1,606,500	1,527,632
Invesco U.S. CLO Ltd.:
Series 2023-3A, Class B, 3 mo. USD Term SOFR + 2.65%, 8.07%, 7/15/2036 (a) (b)	1,000,000	1,008,127
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.15%, 8.57%, 7/15/2036 (a) (b)	1,000,000	999,777
JOL Air Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (a)	1,918,715	1,755,970
Katayma CLO I Ltd. Series 2023-1A, Class D, 3 mo. USD Term SOFR + 5.25%, 10.57%, 10/20/2036 (a) (b)	5,000,000	5,072,025
LCCM Trust Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.56%, 6.89%, 11/15/2038 (a) (b)	2,832,888	2,791,323
Security Description	Principal Amount	Value
LCM XVIII LP Series 18A, Class CR, 3 mo. USD Term SOFR + 2.11%, 7.43%, 4/20/2031 (a) (b)	$1,435,000	$1,422,229
Lendbuzz Securitization Trust Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	1,846,824	1,810,952
LendingPoint Asset Securitization Trust Series 2021-A, Class C, ABS, 2.75%, 12/15/2028 (a)	1,425,104	1,405,472
Madison Park Funding XLVIII Ltd. Series 2021-48A, Class D, ABS, 3 mo. USD Term SOFR + 3.26%, 8.57%, 4/19/2033 (a) (b)	1,000,000	993,412
Madison Park Funding XVII Ltd. Series 2015-17A, Class DR, 3 mo. USD Term SOFR + 3.86%, 9.18%, 7/21/2030 (a) (b)	1,000,000	993,400
Magnetite XXIX Ltd. Series 2021-29A, Class E, ABS, 3 mo. USD Term SOFR + 6.01%, 11.33%, 1/15/2034 (a) (b)	500,000	496,815
Magnetite XXXI Ltd. Series 2021-31A, Class E, 3 mo. USD Term SOFR + 6.26%, 11.58%, 7/15/2034 (a) (b)	500,000	496,221
Marble Point CLO XI Ltd. Series 2017-2A, Class B, 3 mo. USD Term SOFR + 1.76%, 7.06%, 12/18/2030 (a) (b)	3,500,000	3,489,500
Merrill Lynch Mortgage Investors Trust:
Series 2006-HE4, Class A2B, 1 mo. USD Term SOFR + 0.31%, 5.64%, 7/25/2037 (b)	3,756,153	732,331
Series 2006-HE4, Class A2C, 1 mo. USD Term SOFR + 0.41%, 5.74%, 7/25/2037 (b)	5,198,727	1,016,015
Series 2006-WMC2, Class A1, 1 mo. USD Term SOFR + 0.59%, 4.61%, 3/25/2037 (b)	32,223,814	8,377,444
MetroNet Infrastructure Issuer LLC Series 2023-1A, Class A2, 6.56%, 4/20/2053 (a)	4,000,000	4,059,792
MF1 Ltd. Series 2021-FL7, Class A, ABS, 1 mo. USD Term SOFR + 1.19%, 6.52%, 10/16/2036 (a) (b)	1,536,775	1,527,029

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
MKS CLO Ltd. Series 2017-1A, Class AR, 3 mo. USD Term SOFR + 1.26%, 6.58%, 7/20/2030 (a) (b)	$275,427	$275,069
Mosaic Solar Loan Trust Series 2018-1A, Class C, ABS, PO, 0.00%, 6/22/2043 (a)	114,259	105,953
MP CLO III Ltd. Series 2013-1A, Class CR, 3 mo. USD Term SOFR + 2.26%, 7.58%, 10/20/2030 (a) (b)	1,000,000	997,700
MVW LLC:
Series 2021-1WA, Class C, ABS, 1.94%, 1/22/2041 (a)	506,561	460,246
Series 2021-1WA, Class D, ABS, 3.17%, 1/22/2041 (a)	844,268	769,335
Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021-40A, Class D, ABS, 3 mo. USD Term SOFR + 3.01%, 8.33%, 4/16/2033 (a) (b)	1,500,000	1,472,328
Neuberger Berman Loan Advisers CLO 47 Ltd. Series 2022-47A, Class D, ABS, 3 mo. USD Term SOFR + 3.10%, 8.42%, 4/14/2035 (a) (b)	500,000	477,900
Ocean Trails CLO V Series 2014-5A, Class DRR, ABS, 3 mo. USD Term SOFR + 3.71%, 9.03%, 10/13/2031 (a) (b)	1,000,000	944,489
Octagon Investment Partners 27 Ltd. Series 2016-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.21%, 8.53%, 7/15/2030 (a) (b)	500,000	484,300
Octagon Investment Partners 30 Ltd. Series 2017-1A, Class CR, ABS, 3 mo. USD Term SOFR + 3.56%, 8.88%, 3/17/2030 (a) (b)	1,000,000	980,642
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 8.93%, 1/20/2035 (a) (b)	500,000	483,650
Octagon Investment Partners XXI Ltd. Series 2014-1A, Class A2R3, 3 mo. USD Term SOFR + 1.66%, 6.97%, 2/14/2031 (a) (b)	500,000	496,335
Pagaya AI Debt Trust:
Series 2022-1, Class A, 2.03%, 10/15/2029 (a)	1,741,123	1,721,929
Security Description	Principal Amount	Value
Series 2022-1, Class B, ABS, 3.34%, 10/15/2029 (a)	$4,499,405	$4,380,263
Series 2022-2, Class A, 4.97%, 1/15/2030 (a)	733,213	729,625
Series 2023-1, Class A, 7.56%, 7/15/2030 (a)	889,530	893,624
Series 2023-3, Class A, 7.60%, 12/16/2030 (a)	3,374,090	3,398,034
Park Avenue Institutional Advisers CLO Ltd. Series 2018-1A, Class BR, 3 mo. USD Term SOFR + 2.36%, 7.68%, 10/20/2031 (a) (b)	4,000,000	3,987,200
PMT Issuer Trust - FMSR Series 2021-FT1, Class A, ABS, 1 mo. USD Term SOFR + 3.11%, 8.44%, 3/25/2026 (a) (b)	1,300,000	1,313,114
PPM CLO Ltd. Series 2018-1A, Class D, 3 mo. USD Term SOFR + 3.51%, 8.83%, 7/15/2031 (a) (b)	500,000	490,274
PRET LLC:
Series 2021-NPL5, Class A1, 2.49%, 10/25/2051 (a) (f)	3,520,474	3,445,291
Series 2022-RN1, Class A1, 3.72%, 7/25/2051 (a) (f)	11,660,919	11,345,082
Progress Residential Trust:
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,965,491	7,303,301
Series 2022-SFR5, Class A, 4.45%, 6/17/2039 (a)	2,690,254	2,624,517
Series 2023-SFR2, Class A, 4.50%, 10/17/2028 (a)	9,400,000	9,118,003
Prosper Marketplace Issuance Trust Series 2023-1A, Class A, 7.06%, 7/16/2029 (a)	3,672,397	3,684,934
Race Point IX CLO Ltd. Series 2015-9A, Class BR, 3 mo. USD Term SOFR + 2.41%, 7.73%, 10/15/2030 (a) (b)	2,250,000	2,227,725
Regatta XXIII Funding Ltd. Series 2021-4A, Class A1, 3 mo. USD Term SOFR + 1.41%, 6.73%, 1/20/2035 (a) (b)	4,500,000	4,497,750
Renaissance Home Equity Loan Trust Series 2006-2, Class AF4, ABS, 6.12%, 8/25/2036 (f)	8,664,451	3,421,469
Sapphire Aviation Finance II Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	977,134	889,222

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Securitized Asset-Backed Receivables LLC Trust:
Series 2007-BR4, Class A2A, ABS, 1 mo. USD Term SOFR + 0.20%, 5.53%, 5/25/2037 (b)	$3,406,631	$2,044,118
Series 2007-BR4, Class A2B, ABS, 1 mo. USD Term SOFR + 0.31%, 5.64%, 5/25/2037 (b)	23,672,143	14,219,063
Series 2007-BR5, Class A2B, 1 mo. USD Term SOFR + 0.29%, 5.62%, 5/25/2037 (b)	31,943,695	23,977,961
Shackleton CLO Ltd. Series 2013-3A, Class DR, 3 mo. USD Term SOFR + 3.28%, 8.60%, 7/15/2030 (a) (b)	1,080,000	1,075,572
Shenton Aircraft Investment I Ltd. Series 2015-1A, Class A, ABS, 4.75%, 10/15/2042 (a)	1,631,680	1,505,257
Sound Point CLO 36 Ltd.:
Series 2023-36A, Class B, 3 mo. USD Term SOFR + 2.85%, 8.17%, 7/26/2036 (a) (b)	1,000,000	1,010,600
Series 2023-36A, Class C, 3 mo. USD Term SOFR + 3.40%, 8.72%, 7/26/2036 (a) (b)	500,000	503,800
Sound Point CLO II Ltd. Series 2013-1A, Class A1R, 3 mo. USD Term SOFR + 1.33%, 6.66%, 1/26/2031 (a) (b)	386,951	387,411
Sound Point CLO XII Ltd. Series 2016-2A, Class DR, ABS, 3 mo. USD Term SOFR + 4.11%, 9.43%, 10/20/2028 (a) (b)	1,000,000	998,329
Sound Point CLO XX Ltd. Series 2018-2A, Class C, 3 mo. USD Term SOFR + 2.21%, 7.54%, 7/26/2031 (a) (b)	500,000	490,450
Sound Point CLO XXIII Ltd. Series 2019-2A, Class ER, 3 mo. USD Term SOFR + 6.73%, 12.05%, 7/15/2034 (a) (b)	1,000,000	859,365
Sound Point CLO XXVI Ltd. Series 2020-1A, Class DR, 3 mo. USD Term SOFR + 3.61%, 8.93%, 7/20/2034 (a) (b)	500,000	481,999
Security Description	Principal Amount	Value
Sound Point CLO XXVIII Ltd. Series 2020-3A, Class D, ABS, 3 mo. USD Term SOFR + 3.91%, 9.24%, 1/25/2032 (a) (b)	$4,000,000	$3,915,000
Sound Point CLO XXXIII Ltd. Series 2022-1A, Class D, ABS, 3 mo. USD Term SOFR + 3.30%, 8.62%, 4/25/2035 (a) (b)	700,000	651,840
Start II Ltd. Series 2019-1, Class A, 4.09%, 3/15/2044 (a)	427,183	395,187
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 mo. USD Term SOFR + 0.45%, 5.78%, 12/25/2036 (b)	556,148	546,721
Sunnova Helios V Issuer LLC Series 2021-A, Class A, ABS, 1.80%, 2/20/2048 (a)	1,178,434	974,777
Sunrun Demeter Issuer LLC Series 2021-2A, Class A, 2.27%, 1/30/2057 (a)	2,427,887	1,985,231
Tesla Auto Lease Trust Series 2021-B, Class B, 0.91%, 9/22/2025 (a)	3,250,000	3,219,363
Theorem Funding Trust Series 2023-1A, Class A, 7.58%, 4/15/2029 (a)	2,616,069	2,638,951
THL Credit Wind River CLO Ltd. Series 2017-3A, Class AR, ABS, 3 mo. USD Term SOFR + 1.41%, 6.73%, 4/15/2035 (a) (b)	2,150,000	2,147,635
TIF Funding II LLC:
Series 2021-1A, Class A, ABS, 1.65%, 2/20/2046 (a)	3,743,750	3,250,842
Series 2021-1A, Class B, ABS, 2.54%, 2/20/2046 (a)	1,497,500	1,298,512
Tricon Residential Trust Series 2023-SFR1, Class A, 5.10%, 7/17/2040 (a)	9,990,776	9,939,527
Trimaran Cavu Ltd. Series 2021-3A, Class D, ABS, 3 mo. USD Term SOFR + 4.04%, 9.34%, 1/18/2035 (a) (b)	1,500,000	1,492,334
TRTX Issuer Ltd. Series 2021-FL4, Class A, ABS, 1 mo. USD Term SOFR + 1.31%, 6.64%, 3/15/2038 (a) (b)	934,967	923,689

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Upstart Pass-Through Trust Series 2021-ST3, Class A, ABS, 2.00%, 5/20/2027 (a)	$743,283	$721,393
Upstart Securitization Trust:
Series 2020-1, Class C, ABS, 4.90%, 4/22/2030 (a)	248,080	247,226
Series 2021-3, Class B, 1.66%, 7/20/2031 (a)	540,905	538,171
Series 2022-1, Class B, 4.48%, 3/20/2032 (a)	6,500,000	6,324,337
Series 2023-2, Class A, 6.77%, 6/20/2033 (a)	2,224,070	2,228,861
Valley Stream Park CLO Ltd. Series 2022-1A, Class DR, 3 mo. USD Term SOFR + 4.15%, 9.47%, 10/20/2034 (a) (b)	500,000	502,204
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2, 3.19%, 7/15/2044 (a)	3,234,838	3,204,896
VOLT XCVI LLC Series 2021-NPL5, Class A1, CMO, 5.12%, 3/27/2051 (a) (f)	910,295	890,602
Voya CLO Ltd.:
Series 2013-1A, Class BR, 3 mo. USD Term SOFR + 2.16%, 7.48%, 10/15/2030 (a) (b)	1,000,000	987,900
Series 2014-2A, Class BRR, 3 mo. USD Term SOFR + 2.36%, 7.68%, 4/17/2030 (a) (b)	1,250,000	1,247,250
Series 2017-3A, Class A2AR, 3 mo. USD Term SOFR + 1.81%, 7.13%, 4/20/2034 (a) (b)	1,005,000	1,002,387
Series 2017-3A, Class CR, ABS, 3 mo. USD Term SOFR + 3.41%, 8.73%, 4/20/2034 (a) (b)	1,000,000	971,046
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A2, 1 mo. USD Term SOFR + 0.33%, 5.66%, 2/25/2037 (b)	12,840,848	3,793,672
Wellfleet CLO Ltd.:
Series 2017-3A, Class A2, 3 mo. USD Term SOFR + 1.76%, 7.08%, 1/17/2031 (a) (b)	1,700,000	1,682,553
Series 2020-2A, Class CR, 3 mo. USD Term SOFR + 2.56%, 7.88%, 7/15/2034 (a) (b)	1,550,000	1,523,018
Security Description	Principal Amount	Value
Wellfleet CLO X Ltd. Series 2019-XA, Class A2R, 3 mo. USD Term SOFR + 2.01%, 7.33%, 7/20/2032 (a) (b)	$3,500,000	$3,469,956
Wind River CLO Ltd. Series 2016-2A, Class BR, 3 mo. USD Term SOFR + 2.06%, 7.37%, 11/1/2031 (a) (b)	3,000,000	2,992,200
TOTAL ASSET-BACKED SECURITIES (Cost $390,105,589)		370,725,696
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
COLOMBIA — 0.1%
Colombia Government International Bonds 4.13%, 5/15/2051	1,700,000	1,058,466
MEXICO — 0.1%
Mexico Government International Bonds 6.34%, 5/4/2053	2,000,000	1,976,704
PANAMA — 0.0% (d)
Panama Government International Bonds:
2.25%, 9/29/2032	200,000	143,409
3.87%, 7/23/2060	1,000,000	574,840
4.30%, 4/29/2053	400,000	257,403
		975,652
PERU — 0.0% (d)
Corp. Financiera de Desarrollo SA 3 mo. USD Term SOFR - 5.61%, 5.25%, 7/15/2029 (b)	1,000,000	997,039
SOUTH AFRICA — 0.0% (d)
Republic of South Africa Government International Bonds 4.30%, 10/12/2028	650,000	583,612
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $6,864,592)		5,591,473
	Shares
COMMON STOCKS — 0.0% (d)
UNITED STATES — 0.0% (d)
Bright Bidco BV (e) (g)	710	71
Envision Healthcare Corp. (e) (g)	2,187	19,136

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Phoenix Services International LLC (e) (g)	$7,665	$63,620
		82,827
TOTAL COMMON STOCKS (Cost $58,944)		82,827
	Principal Amount
SENIOR FLOATING RATE LOANS — 1.9%
ADVERTISING SERVICES — 0.0% (d)
CMG Media Corp., 2021 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.82%, 12/17/2026 (b)	$149,599	130,832
AEROSPACE & DEFENSE — 0.0% (d)
Dynasty Acquisition Co., Inc.:
2023 Term Loan B1, 1 mo. USD Term SOFR + 4.00%, 9.33%, 8/24/2028 (b)	285,678	286,420
2023 Term Loan B2, 1 mo. USD Term SOFR + 4.00%, 9.33%, 8/24/2028 (b)	122,434	122,751
2024 Term Loan B1 (h)	10,826	10,854
2024 Term Loan B2 (h)	4,174	4,185
TransDigm, Inc.:
2023 Term Loan J, 1 mo. USD Term SOFR + 3.25%, 8.60%, 2/14/2031 (b)	119,700	120,421
2024 Term Loan I, 3 mo. USD Term SOFR + 2.75%, 8.06%, 8/24/2028 (b)	407,000	408,846
		953,477
AIR FREIGHT & LOGISTICS — 0.0% (d)
Worldwide Express Operations LLC, 2021 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.57%, 7/26/2028 (b)	62,141	61,925
AIRLINES — 0.1%
Air Canada, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.83%, 3/14/2031 (b)	105,000	105,329
American Airlines, Inc.:
2021 Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.33%, 4/20/2028 (b)	263,500	274,095
2023 1st Lien Term Loan, 6 mo. USD Term SOFR + 3.50%, 8.77%, 6/4/2029 (b)	313,107	314,477
Security Description	Principal Amount	Value
Kestrel Bidco, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.33%, 12/11/2026 (b)	$22,386	$22,409
Mileage Plus Holdings LLC, 2020 Term Loan B, 3 mo. USD Term SOFR + 5.25%, 10.73%, 6/21/2027 (b)	328,250	338,432
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.07%, 10/20/2027 (b)	161,250	166,508
United Airlines, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.08%, 2/15/2031 (b)	290,000	290,815
WestJet Loyalty LP, Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.06%, 2/14/2031 (b)	350,000	350,437
		1,862,502
AUTO COMPONENTS — 0.0% (d)
DexKo Global, Inc., 2021 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.32%, 10/4/2028 (b)	109,258	108,370
AUTO PARTS & EQUIPMENT — 0.0% (d)
Clarios Global LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.33%, 5/6/2030 (b)	408,975	410,509
BEVERAGES — 0.0% (d)
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.56%, 3/31/2028 (b)	397,861	394,182
BUILDING MATERIALS — 0.0% (d)
MI Windows and Doors LLC, 2024 Term Loan B2 (h)	50,000	50,297
Quikrete Holdings, Inc.:
2023 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.19%, 3/19/2029 (b)	143,899	144,136
2024 Term Loan B (h)	40,000	40,067
Tamko Building Products LLC, 2023 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.83%, 9/20/2030 (b)	139,300	139,474
		373,974

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
BUILDING PRODUCTS — 0.0% (d)
Chamberlain Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.68%, 11/3/2028 (b)	$198,477	$198,441
Cornerstone Building Brands, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.68%, 4/12/2028 (b)	128,674	128,235
		326,676
CHEMICALS — 0.1%
ECO Services Operations Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.91%, 6/9/2028 (b)	290,278	290,504
Hexion Holdings Corp., 2022 USD Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.98%, 3/15/2029 (b)	253,686	250,154
INEOS Quattro Holdings UK Ltd., 2023 USD 1st Lien Term Loan B (h)	285,000	284,823
Ineos U.S. Finance LLC, 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.93%, 2/18/2030 (b)	312,625	313,016
Ineos US Finance LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.08%, 2/7/2031 (b)	75,000	75,187
Lummus Technology Holdings V LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.82%, 12/31/2029 (b)	362,787	363,658
Nouryon Finance BV, 2023 USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.42%, 4/3/2028 (b)	243,474	244,539
Olympus Water U.S. Holding Corp., 2021 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.32%, 11/9/2028 (b)	251,095	251,550
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.72%, 4/23/2029 (b)	95,966	95,136
Polar U.S. Borrower LLC, 2018 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.16%, 10/15/2025 (b)	99,390	75,723
Security Description	Principal Amount	Value
Vantage Specialty Chemicals, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.07%, 10/26/2026 (b)	$24,750	$24,518
		2,268,808
COMMERCIAL SERVICES — 0.1%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.18%, 5/12/2028 (b)	402,839	402,801
APX Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 3.25%, 7/10/2028 (b)	275,079	276,079
Camelot U.S. Acquisition LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.08%, 1/31/2031 (b)	320,000	320,240
Conservice Midco LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.33%, 5/13/2027 (b)	84,787	85,173
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.94%, 6/2/2028 (b)	346,825	339,970
EAB Global, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.94%, 8/16/2028 (b)	248,793	249,228
GTCR W Merger Sub LLC, USD Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.31%, 1/31/2031 (b)	340,000	341,630
Homeserve USA Holding Corp., Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.33%, 10/21/2030 (b)	245,000	245,888
Mavis Tire Express Services Topco Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.08%, 5/4/2028 (b)	244,226	244,920
OMNIA Partners LLC, 2024 Term Loan B (h)	145,000	145,838
PECF USS Intermediate Holding III Corp., Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.82%, 12/15/2028 (b)	149,177	114,308
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.59%, 3/4/2028 (b)	101,686	94,433

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Verscend Holding Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.44%, 8/27/2025 (b)	$410,231	$410,743
Vestis Corp., Term Loan, 3 mo. USD Term SOFR + 2.25%, 7.58%, 2/22/2031 (b)	100,000	100,125
Viad Corp., Initial Term Loan, 1 mo. USD Term SOFR + 5.00%, 10.44%, 7/30/2028 (b)	173,087	173,791
VT Topco, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 4.25%, 9.58%, 8/9/2030 (b)	99,750	100,142
Wand NewCo 3, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.08%, 1/30/2031 (b)	170,000	170,677
		3,815,986
COMMERCIAL SERVICES & SUPPLIES — 0.1%
ADMI Corp., 2023 Term Loan B5, 1 mo. USD Term SOFR + 5.75%, 11.08%, 12/23/2027 (b)	199,500	199,937
Asurion LLC:
2021 2nd Lien Term Loan B3, 1 mo. USD Term SOFR + 5.25%, 10.58%, 1/31/2028 (b)	70,000	63,481
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 10.69%, 1/20/2029 (b)	105,000	94,443
2021 Term Loan B9, 1 mo. USD Term SOFR + 3.25%, 8.58%, 7/31/2027 (b)	378,056	364,218
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 9.68%, 8/19/2028 (b)	24,875	24,066
Garda World Security Corp., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.58%, 2/1/2029 (b)	322,675	323,685
Packaging Coordinators Midco, Inc., 2020 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.50%, 9.07%, 11/30/2027 (b)	374,294	375,517
Packers Holdings LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.68%, 3/9/2028 (b)	113,529	72,942
		1,518,289
Security Description	Principal Amount	Value
COMMUNICATIONS EQUIPMENT — 0.0% (d)
CommScope, Inc., 2019 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.58%, 4/6/2026 (b)	$59,247	$53,915
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.44%, 3/9/2027 (b)	325,000	286,092
		340,007
CONSTRUCTION & ENGINEERING — 0.1%
Artera Services LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.81%, 2/15/2031 (b)	240,000	241,200
Brand Industrial Services, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 5.50%, 10.81%, 8/1/2030 (b)	179,212	180,204
Brown Group Holding LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.18%, 6/7/2028 (b)	274,453	274,578
DG Investment Intermediate Holdings 2, Inc.:
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.75%, 12.19%, 3/30/2029 (b)	60,000	56,325
2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.19%, 3/31/2028 (b)	253,612	253,883
KKR Apple Bidco LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.19%, 9/22/2028 (b)	185,725	185,784
Tecta America Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.33%, 4/10/2028 (b)	190,125	190,853
		1,382,827
CONSTRUCTION MATERIALS — 0.0% (d)
Traverse Midstream Partners LLC, 2017 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.82%, 2/16/2028 (b)	53,496	53,697

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.0% (d)
Monogram Food Solutions LLC, Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.33%, 8/28/2028 (b)	$254,150	$254,785
CONTAINERS & PACKAGING — 0.1%
Charter NEX US, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.83%, 12/1/2027 (b)	245,000	245,724
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.68%, 9.11%, 4/13/2029 (b)	264,327	264,988
Graham Packaging Co., Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.44%, 8/4/2027 (b)	299,142	299,424
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, 6 mo. USD Term SOFR + 4.73%, 10.27%, 2/12/2026 (b)	94,271	88,968
Pregis TopCo Corp., 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.08%, 7/31/2026 (b)	373,588	374,587
Pretium Packaging LLC:
First Out Term Loan A, 3 mo. USD Term SOFR + 5.00%, 10.31%, 10/2/2028 (b)	54,767	55,623
Second Out Term Loan A1, 3 mo. USD Term SOFR + 4.60%, 9.91%, 10/2/2028 (b)	142,412	127,993
Pretium PKG Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.75%, 12.33%, 10/1/2029 (b)	45,000	28,139
Reynolds Group Holdings Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.69%, 9/24/2028 (b)	184,056	184,907
TricorBraun Holdings, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.69%, 3/3/2028 (b)	192,241	190,327
Trident TPI Holdings, Inc., 2021 Term Loan B3, 3 mo. USD Term SOFR + 4.00%, 9.57%, 9/15/2028 (b)	241,544	241,929
		2,102,609
Security Description	Principal Amount	Value
COSMETICS & TOILETRIES — 0.0% (d)
Solis IV BV, USD Term Loan B1, 3 mo. USD Term SOFR + 3.50%, 8.82%, 2/26/2029 (b)	$270,652	$268,009
DISTRIBUTION/WHOLESALE — 0.0% (d)
BCPE Empire Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.33%, 12/11/2028 (b)	357,196	358,000
DISTRIBUTORS — 0.0% (d)
American Tire Distributors Holdings, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 6.25%, 11.83%, 10/20/2028 (b)	57,138	49,853
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
Ascend Learning LLC:
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.75%, 11.18%, 12/10/2029 (b)	74,708	73,985
2021 Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.93%, 12/11/2028 (b)	265,423	264,296
		338,281
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AllSpring Buyer LLC, Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.56%, 11/1/2028 (b)	388,910	389,124
Astra Acquisition Corp.:
2021 1st Lien Term Loan, 3 mo. USD Term SOFR + 5.25%, 10.57%, 10/25/2028 (b)	139,181	58,978
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 8.88%, 14.19%, 10/25/2029 (b)	159,962	49,488
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.83%, 10/22/2026 (b)	335,925	336,365
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.06%, 4/9/2027 (b)	336,061	334,824
Edelman Financial Center LLC:
2018 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.75%, 12.19%, 7/20/2026 (b)	91,670	92,272

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.83%, 4/7/2028 (b)	$491,154	$491,815
Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.33%, 2/28/2031 (b)	200,000	201,063
Focus Financial Partners LLC:
2021 Term Loan B4, 1 mo. USD Term SOFR + 2.50%, 7.83%, 6/30/2028 (b)	446,556	445,386
2024 Term Loan B7, 1 mo. USD Term SOFR + 2.75%, 8.08%, 6/30/2028 (b)	49,750	49,649
Greystone Select Financial LLC, Term Loan B, 3 mo. USD Term SOFR + 5.00%, 10.57%, 6/16/2028 (b)	86,677	86,677
HighTower Holdings LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.59%, 4/21/2028 (b)	345,368	346,231
Minotaur Acquisition, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.75%, 10.08%, 3/27/2026 (b)	316,488	317,201
Walker & Dunlop, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 2.25%, 7.68%, 12/16/2028 (b)	112,413	112,272
		3,311,345
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (d)
Altice France SA, 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.50%, 10.81%, 8/15/2028 (b)	228,725	183,052
Level 3 Financing, Inc., 2019 Term Loan B (h)	97,930	97,348
Telesat Canada, Term Loan B5, 3 mo. USD Term SOFR + 2.75%, 8.35%, 12/7/2026 (b)	47,573	28,946
		309,346
ELECTRICAL EQUIPMENT — 0.0% (d)
Energizer Holdings, Inc., 2020 Term Loan, 1 mo. USD Term SOFR + 2.25%, 7.69%, 12/22/2027 (b)	125,149	125,243
Gates Global LLC, 2022 Term Loan B4, 1 mo. USD Term SOFR + 3.00%, 8.33%, 11/16/2029 (b)	59,100	59,364
		184,607
Security Description	Principal Amount	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (d)
Compass Power Generation LLC, 2022 Term Loan B2, 1 mo. USD Term SOFR + 4.25%, 9.58%, 4/14/2029 (b)	$195,586	$197,025
Mirion Technologies, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 2.75%, 8.36%, 10/20/2028 (b)	205,040	205,809
		402,834
ELECTRONICS — 0.0% (d)
Coherent Corp., Term Loan B1 (h)	40,000	40,000
ENERGY-ALTERNATE SOURCES — 0.0% (d)
Vistra Zero Operating Company LLC, Term Loan B (h)	95,000	95,119
ENTERTAINMENT — 0.1%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.44%, 4/22/2026 (b)	48,675	40,948
Bally's Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.83%, 10/2/2028 (b)	268,629	252,903
Caesars Entertainment, Inc., 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.75%, 8.04%, 2/6/2031 (b)	250,000	250,508
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.08%, 1/27/2029 (b)	1,250,690	1,255,124
Flutter Financing BV, Term Loan B, 3 mo. USD Term SOFR + 2.25%, 7.66%, 11/25/2030 (b)	74,813	74,979
Motion Finco SARL, 2024 USD Term Loan B (h)	330,000	329,876
NASCAR Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.94%, 10/19/2026 (b)	98,068	98,603
Ontario Gaming GTA LP, Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.60%, 8/1/2030 (b)	340,532	342,113

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SMG U.S. Midco 2, Inc., 2020 Term Loan, 3 mo. USD Term SOFR + 2.50%, 7.82%, 1/23/2025 (b)	$340,758	$341,061
		2,986,115
FOOD PRODUCTS — 0.0% (d)
CHG PPC Parent LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.44%, 12/8/2028 (b)	307,615	308,384
FOOD-MISC/DIVERSIFIED — 0.0% (d)
H Food Holdings LLC, 2018 Term Loan B, 3 mo. USD Term SOFR + 3.69%, 9.29%, 5/23/2025 (b)	78,739	57,627
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
ADMI Corp., 2021 Incremental Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 9.19%, 12/23/2027 (b)	143,893	139,306
Bausch & Lomb Corp.:
2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.33%, 9/29/2028 (b)	144,275	144,456
Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.68%, 5/10/2027 (b)	399,007	395,316
Gainwell Acquisition Corp., Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.41%, 10/1/2027 (b)	445,510	426,966
		1,106,044
HEALTH CARE PROVIDERS & SERVICES — 0.1%
Air Methods Corp., 2023 Exit Term Loan (h)	3,579	3,642
Aveanna Healthcare LLC:
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.00%, 12.49%, 12/10/2029 (b)	82,260	70,949
2021 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.19%, 7/17/2028 (b)	200,030	192,850
CHG Healthcare Services, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.69%, 9/29/2028 (b)	330,601	331,255
Fortrea Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.08%, 7/1/2030 (b)	44,662	44,849
Security Description	Principal Amount	Value
LifePoint Health, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 5.50%, 11.09%, 11/16/2028 (b)	$395,000	$396,517
Maravai Intermediate Holdings LLC, 2022 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.31%, 10/19/2027 (b)	169,137	166,459
Medline Borrower LP, USD Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.44%, 10/23/2028 (b)	278,226	279,142
Pacific Dental Services LLC, 2024 Term Loan B (h)	205,000	205,299
Radiology Partners, Inc., 2024 Extended Term Loan B (h)	142,437	137,960
Team Health Holdings, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.25%, 10.56%, 3/2/2027 (b)	84,277	75,007
		1,903,929
HOME FURNISHINGS — 0.0% (d)
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.07%, 7/31/2028 (b)	411,160	412,361
HOTELS, RESTAURANTS & LEISURE — 0.1%
Alterra Mountain Co.:
2021 Series B-2 Consenting Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.94%, 8/17/2028 (b)	265,632	267,072
2023 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.18%, 5/31/2030 (b)	124,237	125,013
Caesars Entertainment, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.66%, 2/6/2030 (b)	64,350	64,614
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.08%, 2/1/2028 (b)	211,762	211,978
Playa Resorts Holding BV, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.58%, 1/5/2029 (b)	317,409	318,709
Travelport Finance SARL, 2020 Super Priority Term Loan, 1 mo. USD Term SOFR + 7.00%, 13.61%, 9/30/2028 (b)	150,562	140,983
		1,128,369

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD DURABLES — 0.0% (d)
Springs Windows Fashions LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.44%, 10/6/2028 (b)	$275,274	$254,054
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (d)
NRG Energy, Inc., 2024 Term Loan (h)	135,000	134,916
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 2.00%, 7.33%, 12/20/2030 (b)	69,825	69,836
		204,752
INSURANCE — 0.1%
Acrisure LLC:
2020 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.94%, 2/15/2027 (b)	240,493	240,643
2021 First Lien Term Loan B, 1 mo. USD Term SOFR + 4.25%, 9.69%, 2/15/2027 (b)	136,850	137,449
Alliant Holdings Intermediate LLC, 2023 Term Loan B6, 1 mo. USD Term SOFR + 3.50%, 8.83%, 11/6/2030 (b)	299,250	300,811
AssuredPartners, Inc.:
2020 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.94%, 2/12/2027 (b)	253,324	253,872
2022 Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.83%, 2/12/2027 (b)	103,163	103,372
2023 Term Loan B4, 1 mo. USD Term SOFR + 3.75%, 9.08%, 2/12/2027 (b)	19,943	19,988
2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.50%, 8.83%, 2/14/2031 (b)	20,000	20,050
Cross Financial Corp., 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 8.83%, 9/15/2027 (b)	184,056	184,286
OneDigital Borrower LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.25%, 9.68%, 11/16/2027 (b)	308,192	308,577
		1,569,048
Security Description	Principal Amount	Value
INTERNET & CATALOG RETAIL — 0.0% (d)
ION Trading Finance Ltd., 2021 USD Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.20%, 4/1/2028 (b)	$122,534	$122,534
INTERNET & TELECOM — 0.0% (d)
CNT Holdings I Corp., 2020 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.82%, 11/8/2027 (b)	132,539	132,943
PUG LLC, 2024 Extended Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.08%, 3/15/2030 (b)	210,000	210,568
		343,511
INVESTMENT COMPANIES — 0.0% (d)
Brookfield WEC Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.08%, 1/27/2031 (b)	320,000	320,000
GIP Pilot Acquisition Partners LP, Term Loan, 3 mo. USD Term SOFR + 3.00%, 8.33%, 10/4/2030 (b)	120,000	120,540
Mister Car Wash Holdings, Inc., 2024 Term Loan B (h)	50,000	50,177
		490,717
IT SERVICES — 0.0% (d)
Access CIG LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 5.00%, 10.33%, 8/18/2028 (b)	338,300	339,093
LEISURE INDUSTRY — 0.0% (d)
Carnival Corp.:
2021 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.69%, 10/18/2028 (b)	339,930	340,816
2023 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.32%, 8/8/2027 (b)	74,438	74,639
		415,455
LEISURE TIME — 0.0% (d)
Alterra Mountain Co., 2024 Term Loan B3 (h)	30,000	30,000
ClubCorp Holdings, Inc., 2023 Term Loan B2, 3 mo. USD Term SOFR + 5.00%, 10.32%, 9/18/2026 (b)	217,173	217,872
		247,872

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
LEISURE&REC/GAMES — 0.0% (d)
Scientific Games Holdings LP, 2022 USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.58%, 4/4/2029 (b)	$271,947	$272,209
LIFE SCIENCES TOOLS & SERVICES — 0.0% (d)
Parexel International Corp., 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.58%, 11/15/2028 (b)	331,284	332,414
LODGING — 0.0% (d)
Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.08%, 1/17/2031 (b)	155,000	155,461
Station Casinos LLC, 2024 Term Loan B (h)	85,000	84,990
		240,451
MACHINERY — 0.1%
Columbus McKinnon Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 2.50%, 7.81%, 5/14/2028 (b)	27,342	27,444
Eagle Parent Corp., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.56%, 4/2/2029 (b)	264,427	262,528
Madison IAQ LLC, Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.69%, 6/21/2028 (b)	373,334	373,237
Titan Acquisition Ltd.:
2018 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.33%, 3/28/2025 (b)	394,731	394,895
2024 Term Loan B (h)	275,000	276,060
TK Elevator US Newco, Inc., USD Term Loan B (h)	369,075	370,741
		1,704,905
MEDIA — 0.1%
Cengage Learning, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.58%, 3/15/2031 (b)	130,000	130,020
Charter Communications Operating LLC, 2023 Term Loan B4, 3 mo. USD Term SOFR + 2.00%, 7.33%, 12/7/2030 (b)	380,000	376,646
Security Description	Principal Amount	Value
CSC Holdings LLC, 2019 Term Loan B5, 1 mo. USD Term SOFR + 2.50%, 7.94%, 4/15/2027 (b)	$253,679	$230,032
DirecTV Financing LLC, Term Loan, 1 mo. USD Term SOFR + 5.00%, 10.44%, 8/2/2027 (b)	132,630	132,962
iHeartCommunications, Inc., 2020 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.44%, 5/1/2026 (b)	115,272	101,255
NEP Group, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 1.50%, 8/19/2026 (b)	189,536	181,185
Simon & Schuster, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.32%, 10/30/2030 (b)	105,000	105,512
Sinclair Television Group, Inc., Term Loan B2B, 1 mo. USD Term SOFR + 2.50%, 7.94%, 9/30/2026 (b)	109,382	104,473
Univision Communications, Inc., 2022 First Lien Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.56%, 6/24/2029 (b)	177,852	178,453
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.25%, 8.79%, 3/31/2031 (b)	385,000	379,812
Ziggo Financing Partnership, USD Term Loan I, 1 mo. USD Term SOFR + 2.50%, 7.94%, 4/30/2028 (b)	190,000	187,506
		2,107,856
METAL FABRICATE & HARDWARE — 0.0% (d)
Crosby U.S. Acquisition Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.32%, 8/16/2029 (b)	80,000	80,542
METALS & MINING — 0.0% (d)
Tiger Acquisition LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.68%, 6/1/2028 (b)	115,027	114,205
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% (d)
Starwood Property Trust, Inc., 2021 Term Loan B3, 1 mo. USD Term SOFR + 3.25%, 8.68%, 7/26/2026 (b)	94,275	94,628

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Pacific Gas & Electric Co., 2020 Term Loan B1, 1 mo. USD Term SOFR + 3.00%, 7.83%, 6/23/2027 (b)	$75,000	$75,211
Par Petroleum LLC, 2023 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.69%, 2/28/2030 (b)	49,625	49,764
Waterbridge Midstream Operating LLC, Term Loan B, 3 mo. USD Term SOFR + 5.75%, 11.34%, 6/22/2026 (b)	184,731	185,165
		310,140
PERSONAL PRODUCTS — 0.0% (d)
Kronos Acquisition Holdings, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.06%, 12/22/2026 (b)	253,607	254,226
PHARMACEUTICALS — 0.1%
Curium BidCo SARL, 2023 USD Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.81%, 7/31/2029 (b)	238,200	239,689
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 3 mo. USD Term SOFR + 2.00%, 7.46%, 11/15/2027 (b)	194,782	189,023
Jazz Financing Lux SARL, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.44%, 5/5/2028 (b)	503,542	506,690
Organon & Co., USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.43%, 6/2/2028 (b)	243,101	244,267
Southern Veterinary Partners LLC, Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.44%, 10/5/2027 (b)	445,099	446,100
		1,625,769
PIPELINES — 0.1%
BCP Renaissance Parent LLC, 2023 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.83%, 10/31/2028 (b)	196,272	197,070
Buckeye Partners LP, 2024 Term Loan B3, 1 mo. USD Term SOFR + 2.00%, 7.33%, 11/1/2026 (b)	145,000	145,433
Security Description	Principal Amount	Value
CQP Holdco LP, 2023 4th Amendment Term Loan, 3 mo. USD Term SOFR + 3.00%, 8.32%, 12/31/2030 (b)	$255,000	$256,075
Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD Term SOFR + 3.50%, 9.08%, 12/21/2028 (b)	164,283	163,378
GIP II Blue Holding LP, Term Loan B, 1 mo. USD Term SOFR + 4.39%, 9.94%, 9/29/2028 (b)	87,210	87,606
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.44%, 10/5/2028 (b)	260,000	261,278
WhiteWater DBR HoldCo LLC, Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.07%, 3/3/2031 (b)	115,000	115,335
		1,226,175
PROFESSIONAL SERVICES — 0.0% (d)
Proofpoint, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.58%, 8/31/2028 (b)	330,730	331,271
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% (d)
Iron Mountain, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.58%, 1/31/2031 (b)	164,587	163,627
RETAIL — 0.0% (d)
EG Group Ltd., 2023 USD Tranche C Term Loan B (h)	185,691	185,227
RETAIL-BUILDING PRODUCTS — 0.0% (d)
LBM Acquisition LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.18%, 12/17/2027 (b)	248,740	248,586
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (d)
Ultra Clean Holdings, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.19%, 8/27/2025 (b)	125,974	126,290

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFTWARE — 0.2%
Applied Systems, Inc.:
2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.81%, 2/24/2031 (b)	$230,000	$231,643
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.25%, 10.56%, 2/23/2032 (b)	85,000	88,161
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.58%, 2/15/2029 (b)	332,234	329,925
Banff Merger Sub, Inc., 2023 USD Term Loan, 1 mo. USD Term SOFR + 4.25%, 9.58%, 12/29/2028 (b)	468,825	472,390
Castle U.S. Holding Corp., USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.35%, 1/29/2027 (b)	76,919	54,461
Central Parent, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.31%, 7/6/2029 (b)	338,612	340,004
Constant Contact, Inc., Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.59%, 2/10/2028 (b)	203,517	198,283
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.08%, 10/16/2028 (b)	165,693	162,863
Cotiviti Corp., 2024 Term Loan (h)	290,000	289,638
DCert Buyer, Inc.:
2019 Term loan B, 1 mo. USD Term SOFR + 4.00%, 9.33%, 10/16/2026 (b)	218,956	218,205
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.00%, 12.33%, 2/19/2029 (b)	55,000	49,951
Dun & Bradstreet Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.08%, 1/18/2029 (b)	168,775	168,933
First Advantage Holdings LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.08%, 1/31/2027 (b)	275,666	275,753
Genesys Cloud Services Holdings II LLC, First Lien Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.83%, 12/1/2027 (b)	242,822	243,734
Security Description	Principal Amount	Value
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4 (h)	$242,822	$243,819
Helios Software Holdings, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 3.75%, 9.07%, 7/18/2030 (b)	194,151	192,817
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.31%, 2/16/2028 (b)	272,500	272,542
Informatica LLC, 2021 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.19%, 10/27/2028 (b)	323,400	324,047
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.84%, 12/1/2027 (b)	71,769	67,374
McAfee LLC, 2022 USD Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.18%, 3/1/2029 (b)	271,011	271,144
MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.42%, 12/18/2028 (b)	110,954	93,653
Mitchell International, Inc.:
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.50%, 11.83%, 10/15/2029 (b)	40,000	40,025
2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.08%, 10/15/2028 (b)	240,202	240,572
PointClickCare Technologies, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.57%, 12/29/2027 (b)	140,650	141,090
Polaris Newco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.57%, 6/2/2028 (b)	201,353	199,638
RealPage, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.44%, 4/24/2028 (b)	664,256	647,141
Sophia LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.93%, 10/9/2029 (b)	409,475	411,727
UKG, Inc.:
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.25%, 10.68%, 5/3/2027 (b)	45,862	46,349

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2024 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.81%, 2/10/2031 (b)	$310,000	$311,986
		6,627,868
SPECIALTY RETAIL — 0.1%
Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD Term SOFR + 3.75%, 9.19%, 3/6/2028 (b)	342,395	343,013
K-Mac Holdings Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.58%, 7/21/2028 (b)	219,728	219,710
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.57%, 4/15/2028 (b)	227,561	204,754
PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.18%, 2/11/2028 (b)	341,992	341,637
Rent-A-Center, Inc., 2021 First Lien Term Loan B, 3 mo. USD Term SOFR + 3.25%, 9.12%, 2/17/2028 (b)	156,800	157,028
Restoration Hardware, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.94%, 10/20/2028 (b)	125,160	122,314
SRS Distribution, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.94%, 6/2/2028 (b)	331,434	334,100
Whatabrands LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.58%, 8/3/2028 (b)	314,100	314,651
		2,037,207
STEEL-PRODUCERS — 0.0% (d)
Phoenix Services International LLC, 2023 Exit PIK Term Loan, 1 mo. USD Term SOFR + 6.10%, 11.43%, 6/30/2028 (b)	84,915	80,033
TELECOM SERVICES — 0.0% (d)
Connect Finco SARL, 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.83%, 12/11/2026 (b)	61,681	61,696
Security Description	Principal Amount	Value
TELECOMMUNICATION EQUIP — 0.0% (d)
Cyxtera DC Holdings, Inc., Term Loan B, 12 mo. USD Term SOFR + 0.00%, 5/1/2024 (b) (c)	$102,390	$5,256
GOGO Intermediate Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.08%, 4/30/2028 (b)	143,189	143,150
		148,406
TRANSPORT-SERVICES — 0.0% (d)
Echo Global Logistics, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.93%, 11/23/2028 (b)	121,708	120,274
Element Materials Technology Group U.S. Holdings, Inc.:
2022 USD Delayed Draw Term Loan, 3 mo. USD Term SOFR + 4.25%, 9.66%, 7/6/2029 (b)	40,539	40,624
2022 USD Term Loan, 3 mo. USD Term SOFR + 4.25%, 9.66%, 7/6/2029 (b)	87,836	88,019
Endure Digital, Inc., Term Loan, 6 mo. USD Term SOFR + 3.50%, 9.42%, 2/10/2028 (b)	259,646	253,998
Everi Holdings, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.83%, 8/3/2028 (b)	111,263	111,632
Kenan Advantage Group, Inc., 2024 Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 9.08%, 1/25/2029 (b)	215,000	215,471
LaserShip, Inc.:
2021 2nd Lien Term Loan, 2 mo. USD Term SOFR + 7.50%, 12.73%, 5/7/2029 (b)	40,000	33,120
2021 Term Loan, 3 mo. USD Term SOFR + 4.50%, 10.07%, 5/7/2028 (b)	151,385	141,432
		1,004,570
TOTAL SENIOR FLOATING RATE LOANS (Cost $53,233,449)		52,985,015

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
WARRANTS — 0.0% (d)
SINGAPORE — 0.0% (d)
Avation PLC (expiring 10/31/26) (g) (Cost $0)	4,550	$862
	Principal Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.4%
Federal Home Loan Mortgage Corp.:
30 day USD SOFR Average - 2.15%, 2.14%, 12/1/2051 (b)	$11,091,264	9,719,034
30 day USD SOFR Average + 2.14%, 2.22%, 7/1/2051 (b)	11,558,921	10,196,254
3.00%, 6/1/2042	9,979,122	8,901,578
3.00%, 11/1/2042	5,588,122	5,012,365
3.00%, 12/1/2042	4,726,563	4,170,698
3.00%, 1/1/2045	644,648	572,764
3.00%, 2/1/2045	446,763	394,921
3.00%, 3/1/2045	444,230	392,681
3.00%, 4/1/2045	12,641,295	11,216,310
3.00%, 8/1/2045	5,028,585	4,445,071
3.00%, 12/1/2046	15,336,646	13,556,957
3.00%, 7/1/2047	1,783,075	1,573,378
3.00%, 10/1/2051	14,734,459	12,848,484
3.00%, 3/1/2052	5,658,712	4,873,245
3.50%, 2/1/2045	696,046	639,602
3.50%, 4/1/2045	11,036,786	10,068,834
3.50%, 6/1/2045	5,609,900	5,107,698
3.50%, 10/1/2045	5,722,172	5,209,932
3.50%, 2/1/2046	2,907,056	2,657,062
4.00%, 4/1/2045	12,983,996	12,382,836
4.00%, 4/1/2047	7,646,147	7,209,210
4.00%, 7/1/2047	1,906,718	1,797,886
4.00%, 7/1/2052	12,978,241	12,025,044
4.19%, 7/1/2033	16,202,000	15,247,748
4.30%, 1/1/2033	10,000,000	9,517,668
4.50%, 6/1/2044	745,100	728,437
4.80%, 1/1/2030	17,395,000	17,262,480
Federal Home Loan Mortgage Corp. REMICS:
Series 3852, Class NS, CMO, IO, REMIC, 30 day USD SOFR Average - 5.89%, 0.57%, 5/15/2041 (b)	2,876,256	241,253
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	1,917,195	1,807,284
Security Description	Principal Amount	Value
Series 3935, Class SJ, CMO, IO, REMIC, 30 day USD SOFR Average - 6.54%, 1.22%, 5/15/2041 (b)	$333,374	$4,680
Series 4165, Class ZT, CMO, REMIC, 3.00%, 2/15/2043	4,514,652	3,666,856
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	25,877,011	24,452,181
Series 4444, Class CZ, CMO, REMIC, 3.00%, 2/15/2045	14,440,767	12,356,963
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	474,136	460,728
Series 4471, Class GA, CMO, REMIC, 3.00%, 2/15/2044	3,078,762	2,848,922
Series 4483, Class CA, CMO, REMIC, 3.00%, 6/15/2044	2,903,919	2,703,380
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	2,077,905	1,942,290
Series 4492, Class GZ, CMO, REMIC, 3.50%, 7/15/2045	7,281,205	6,652,307
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	2,669,124	2,506,298
Series 4533, Class AB, CMO, REMIC, 3.00%, 6/15/2044	2,508,087	2,341,128
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	4,488,453	4,170,595
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	2,700,125	2,381,472
Series 4998, Class KF, 30 day USD SOFR Average + 0.35%, 5.67%, 8/25/2050 (b)	6,832,361	6,522,221
Series 5130, Class SD, CMO, IO, 30 day USD SOFR Average - 2.60%, 0.00%, 8/25/2051 (b)	74,749,751	559,666
Series 5243, Class IB, 3.00%, 1/25/2051	16,527,543	2,811,832

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-HQA4, Class M2, CMO, 30 day USD SOFR Average + 2.35%, 7.67%, 12/25/2041 (a) (b)	$5,000,000	$5,014,531
Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.75%, 9.07%, 2/25/2042 (a) (b)	9,500,000	9,985,686
Series 2022-DNA3, Class M1B, 30 day USD SOFR Average + 2.90%, 8.22%, 4/25/2042 (a) (b)	20,000,000	20,657,422
Federal Home Loan Mortgage Corp. STRIPS Series 326, Class 300, CMO, 3.00%, 3/15/2044	8,848,471	7,835,917
Federal National Mortgage Association:
1.91%, 12/1/2031	10,000,000	8,172,938
1.98%, 10/1/2033	19,374,861	15,579,264
2.50%, 9/1/2046	1,632,803	1,362,644
2.50%, 2/1/2047	4,367,094	3,725,129
2.50%, 6/1/2050	14,327,838	12,084,072
2.50%, 11/1/2050	7,031,179	5,919,186
2.50%, 3/1/2051	25,641,533	21,645,994
2.80%, 11/1/2039	10,034,000	7,584,989
3.00%, 10/1/2041	8,338,109	7,357,510
3.00%, 3/1/2043	2,037,215	1,817,487
3.00%, 7/1/2043	1,998,954	1,767,819
3.00%, 1/1/2045	67,088	58,738
3.00%, 3/1/2045	596,266	526,384
3.00%, 4/1/2045	1,214,641	1,056,768
3.00%, 7/1/2045	10,756,302	9,596,157
3.00%, 10/1/2046	2,137,407	1,886,038
3.00%, 2/1/2047	7,781,261	6,866,149
3.00%, 11/1/2048	4,738,839	4,181,530
3.00%, 10/1/2049	3,307,496	2,834,918
3.00%, 11/1/2051	23,418,692	20,361,372
3.00%, 4/1/2053	9,891,205	8,616,187
3.50%, 12/1/2034	619,581	589,313
3.50%, 2/1/2035	421,630	400,808
3.50%, 1/1/2045	4,764,643	4,329,061
3.50%, 2/1/2045	1,369,239	1,256,959
3.50%, 6/1/2045	5,546,512	5,043,118
3.50%, 11/1/2051	11,559,745	10,453,037
3.88%, 10/1/2030	11,319,009	10,817,537
4.00%, 6/1/2052	11,250,908	10,416,991
4.00%, 12/1/2052	22,627,571	21,048,808
4.10%, 8/1/2032	10,000,000	9,401,064
4.33%, 12/1/2032	10,400,000	9,930,462
4.50%, 3/1/2044	640,531	625,395
4.50%, 6/1/2044	211,001	206,009
Security Description	Principal Amount	Value
4.50%, 7/1/2044	$266,124	$259,828
4.50%, 2/1/2045	428,396	418,272
30 day USD SOFR Average + 2.28%, 4.55%, 3/1/2053 (b)	18,968,247	18,350,482
5.00%, 9/1/2052	8,221,615	8,034,475
5.00%, 12/1/2052	11,145,207	10,882,867
5.13%, 11/1/2032	13,371,000	13,471,484
3.00%, 6/1/2051	14,373,935	12,489,498
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2022-R02, Class 2M2, CMO, 30 day USD SOFR Average + 3.00%, 8.32%, 1/25/2042 (a) (b)	12,000,000	12,313,873
Series 2023-R02, Class 1M2, 30 day USD SOFR Average + 3.35%, 8.67%, 1/25/2043 (a) (b)	13,500,000	14,216,602
Federal National Mortgage Association REMICS:
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	921,231	856,493
Series 2011-51, Class CI, CMO, IO, REMIC, 30 day USD SOFR Average - 5.89%, 0.57%, 6/25/2041 (b)	1,798,126	129,878
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	1,350,546	1,232,152
Series 2012-148, Class VZ, 3.00%, 1/25/2043	32,183,737	28,582,974
Series 2012-151, Class SB, CMO, REMIC, 30 day USD SOFR Average - 5.83%, 0.00%, 1/25/2043 (b)	20,907	11,086
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	19,499,905	17,590,135
Series 2013-18, Class CD, CMO, REMIC, 1.50%, 10/25/2027	409,035	399,628
Series 2013-30, Class PS, CMO, REMIC, 30 day USD SOFR Average - 5.83%, 0.00%, 4/25/2043 (b)	611,451	386,840
Series 2014-21, Class GZ, CMO, REMIC, 3.00%, 4/25/2044	3,395,868	2,972,596
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	4,086,646	3,598,882

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-42, Class CA, CMO, REMIC, 3.00%, 3/25/2044	$1,887,373	$1,755,404
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	3,056,277	2,846,410
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	3,418,440	3,022,088
Series 2016-81, Class PA, CMO, REMIC, 3.00%, 2/25/2044	1,276,372	1,231,428
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	2,968,736	2,858,005
Series 2017-87, Class BA, CMO, REMIC, 3.00%, 12/25/2042	252,852	251,018
Series 2020-1, Class LA, 4.00%, 2/25/2060	12,839,665	10,876,248
Series 2020-47, Class GL, CMO, 2.00%, 5/25/2046	8,121,853	6,961,022
Series 2021-29, Class BA, CMO, 1.25%, 5/25/2041	8,356,640	7,228,954
Federal National Mortgage Association-Aces Series 2020-M12, 1.28%, 7/25/2029 (b)	98,270,412	5,027,290
Government National Mortgage Association:
2.50%, 3/20/2051	8,363,989	7,051,858
3.00%, 2/20/2052	22,188,953	19,365,951
Series 2021-143, IO, VRN, 0.97%, 10/16/2063 (b)	82,449,873	5,190,582
Series 2021-40, IO, VRN, 0.82%, 2/16/2063 (b)	71,437,296	4,064,261
Series 2021-57, Class AI, 2.00%, 2/20/2051	8,314,392	930,000
Series 2021-60, IO, VRN, 0.83%, 5/16/2063 (b)	55,524,442	3,186,025
Series 2021-79, IO, 0.88%, 8/16/2063 (b)	79,971,719	4,884,251
Series 2021-80, IO, VRN, 0.90%, 12/16/2062 (b)	87,241,108	5,398,767
Series 2021-85, IO, VRN, 0.68%, 3/16/2063 (b)	99,058,876	5,257,404
Series 2021-99, IO, VRN, 0.59%, 5/16/2061 (b)	41,092,373	1,968,549
Series 2022-91, 0.43%, 7/16/2064 (b)	80,916,521	3,987,827
Government National Mortgage Association REMICS:
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	830,837	801,068
Security Description	Principal Amount	Value
Series 2014-43, Class PS, CMO, IO, REMIC, 1 mo. USD Term SOFR - 6.07%, 0.74%, 7/20/2042 (b)	$1,080,741	$18,126
Series 2020-116, Class HS, CMO, IO, 1 mo. USD Term SOFR - 6.09%, 0.76%, 8/20/2050 (b)	6,719,791	798,250
Series 2020-173, Class SY, CMO, IO, 1 mo. USD Term SOFR - 6.19%, 0.86%, 11/20/2050 (b)	24,466,145	3,084,612
Series 2020-173, Class TI, CMO, IO, 2.00%, 11/20/2050	30,318,722	3,319,798
Series 2020-176, Class SL, CMO, IO, 1 mo. USD Term SOFR - 4.89%, 0.00%, 11/20/2050 (b)	8,317,017	573,770
Series 2020-185, Class SE, CMO, IO, 1 mo. USD Term SOFR - 6.19%, 0.86%, 12/20/2050 (b)	29,823,646	3,693,137
Series 2021-1, Class IH, 2.50%, 1/20/2051	36,850,817	5,112,266
Series 2021-118, Class EI, 2.50%, 7/20/2051	14,661,179	1,446,346
Series 2021-125, Class SN, CMO, IO, 1 mo. USD Term SOFR - 4.09%, 0.00%, 1/20/2051 (b)	7,612,763	238,951
Series 2021-137, Class IQ, 3.00%, 8/20/2051	20,383,121	3,282,902
Series 2021-196, Class IM, 3.00%, 11/20/2051	27,097,432	4,364,937
Series 2021-196, Class UI, IO, 3.00%, 11/20/2051	41,080,393	5,417,206
Series 2021-30, Class KI, 3.00%, 2/20/2051	8,285,364	1,213,448
Series 2021-44, Class IQ, 3.00%, 3/20/2051	15,283,511	2,473,021
Series 2021-8, Class KX, 3.00%, 1/20/2051	10,614,891	1,698,276
Series 2022-180, 2.50%, 6/20/2051	41,994,160	5,739,790
Series 2022-61, Class EI, 3.00%, 7/20/2051	3,540,170	571,079
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $909,691,941)		830,559,994
U.S. TREASURY OBLIGATIONS — 17.0%
U.S. Treasury Bonds:
4.25%, 2/15/2054	242,000,000	238,180,937

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 11/15/2053	$227,000,000	$242,464,375
TOTAL U.S. TREASURY OBLIGATIONS (Cost $470,278,227)		480,645,312
MORTGAGE-BACKED SECURITIES — 17.3%
American Home Mortgage Investment Trust Series 2007-1, Class GA1C, 1 mo. USD Term SOFR + 0.30%, 5.63%, 5/25/2047 (b)	5,063,400	2,703,618
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 6.33%, 10/25/2036 (f)	1,565,302	1,339,572
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	2,966,144	2,385,774
BBCMS Mortgage Trust:
Series 2022-C18, Class XD, 2.15%, 12/15/2055 (a) (b)	12,094,000	1,737,856
Series 2023-C19, Class A5, 5.45%, 4/15/2056	1,700,000	1,748,107
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 5.81%, 1/26/2037 (a) (b)	5,286,037	3,966,534
BRAVO Residential Funding Trust:
Series 2022-NQM3, Class A1, 5.11%, 7/25/2062 (a) (b)	3,269,890	3,314,507
Series 2023-NQM4, Class A1, 6.44%, 5/25/2063 (a) (f)	10,940,635	10,990,461
ChaseFlex Trust Series 2007-3, Class 1A2, CMO , IO, 1 mo. USD Term SOFR + 0.57%, 5.90%, 7/25/2037 (b)	7,701,525	2,045,490
CHL Mortgage Pass-Through Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	643,696	484,231
Series 2007-10, Class A4, 5.50%, 7/25/2037	3,443,591	1,542,166
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	2,092,236	1,221,908
Series 2007-3, Class A1, 6.00%, 4/25/2037	2,897,713	1,471,826
Series 2007-HYB1, Class 2A1, CMO, 4.05%, 3/25/2037 (b)	924,813	790,003
CIM Trust Series 2023-R4, Class A1, 5.00%, 5/25/2062 (a) (b)	9,059,942	8,770,088
Security Description	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc.:
Series 2007-10, Class 2A2A, CMO, 4.50%, 9/25/2037 (b)	$1,885,477	$1,531,576
Series 2007-AR4, Class 1A1A, CMO, 4.69%, 3/25/2037 (b)	1,130,444	939,136
Series 2007-AR5, Class 1A2A, CMO, 4.91%, 4/25/2037 (b)	465,197	404,283
Series 2021-JL1, Class A, 2.75%, 2/27/2062 (a) (b)	685,355	644,753
CitiMortgage Alternative Loan Trust:
Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	3,323,582	2,753,180
Series 2007-A3, Class 1A4, 5.75%, 3/25/2037	2,657,506	2,124,025
COLT Mortgage Loan Trust:
Series 2022-2, Class A1, 2.99%, 2/25/2067 (a) (f)	15,218,526	13,735,153
Series 2022-3, Class M1, 4.22%, 2/25/2067 (a) (b)	10,023,000	7,750,436
Series 2023-1, Class A1, 6.05%, 4/25/2068 (a) (f)	8,310,848	8,272,826
COMM Mortgage Trust Series 2014-CR18, Class B, 4.46%, 7/15/2047 (b)	1,829,000	1,805,550
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A3, CMO, 5.25%, 6/25/2035	1,508,561	1,143,436
Series 2005-54CB, Class 1A1, 1 mo. USD Term SOFR + 0.76%, 5.50%, 11/25/2035 (b)	4,877,202	3,577,731
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	2,952,099	1,724,476
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	2,452,669	1,362,620
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	2,231,126	1,158,983
Series 2006-OA2, Class A1, CMO, 1 mo. USD Term SOFR + 0.53%, 5.86%, 5/20/2046 (b)	1,611,027	1,374,194
Series 2007-16CB, Class 2A1, 1 mo. USD Term SOFR + 0.56%, 5.89%, 8/25/2037 (b)	6,476,508	2,252,530
CSMC Mortgage-Backed Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	1,164,734	1,037,480

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CSMC Trust:
Series 2021-JR2, Class A1, 2.22%, 11/25/2061 (a) (b)	$4,869,983	$4,735,163
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (f)	7,011,811	6,887,173
CSMC Trust Capital Certificates Series 2021-RPL9, Class A1, 2.44%, 2/25/2061 (a) (b)	4,689,274	4,529,201
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (b)	4,287,819	4,088,578
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR3, Class 1A4, 1 mo. USD Term SOFR + 0.75%, 6.08%, 6/25/2037 (b)	3,168,356	2,623,407
Ellington Financial Mortgage Trust Series 2022-3, Class A1, 5.00%, 8/25/2067 (a) (f)	5,374,937	5,279,205
Federal Home Loan Mortgage Corp. REMICS:
Series 4341, Class AZ, 3.00%, 5/15/2044	10,399,424	9,083,662
Series 4432, Class JZ, 3.00%, 1/15/2045	4,079,845	3,486,681
Series 4795, Class ZM, 3.50%, 6/15/2048	10,186,756	9,106,834
Series 5164, Class J, 2.50%, 5/25/2049	20,406,142	17,444,603
Series 5202, Class KA, 2.50%, 6/25/2049	9,256,047	8,043,299
Series 5202, Class NV, 3.00%, 1/25/2037	7,469,759	6,705,951
Series 5226, Class DL, 3.50%, 12/15/2045	10,784,002	9,201,526
Series 5319, 0.00%, 8/25/2050	11,056,018	8,021,435
Federal National Mortgage Association REMICS:
Series 2010-152, Class DE, 4.50%, 1/25/2041	15,826,900	15,385,252
Series 2013-110, Class CO, 0.00%, 12/25/2039	3,219,629	2,519,596
Series 2013-110, Class DO, 0.00%, 11/25/2043	2,683,514	2,031,437
Series 2017-90, Class WF, 30 day USD SOFR Average + 0.46%, 5.78%, 11/25/2047 (b)	7,218,179	7,003,114
Series 2018-91, Class PB, 4.00%, 12/25/2048	6,434,400	5,843,656
Series 2021-57, Class EA, 1.00%, 5/25/2046	6,550,915	5,165,002
Series 2021-86, Class MA, 2.50%, 11/25/2047	10,903,760	9,537,767
Security Description	Principal Amount	Value
Series 2021-9, Class CA, 2.00%, 3/25/2051	$11,566,134	$9,473,547
Series 2023-36, 2.50%, 10/25/2052	37,360,285	5,311,113
Series 2023-43, Class HO, 0.00%, 8/25/2049	8,683,632	6,396,388
Federal National Mortgage Association-Aces Series 2022-M13, Class A1, 2.59%, 4/25/2032 (b)	21,202,846	19,405,506
First Horizon Alternative Mortgage Securities Trust:
Series 2007-FA4, Class 1A4, 6.25%, 8/25/2037	2,700,867	1,087,663
Series 2007-FA4, Class 1A7, 6.00%, 8/25/2037	1,890,919	735,075
Government National Mortgage Association REMICS:
Series 2010-158, Class FA, 1 mo. USD Term SOFR + 0.56%, 5.89%, 12/20/2040 (b)	3,162,415	3,107,995
Series 2016-99, Class LA, 2.00%, 11/20/2043	8,530,547	7,068,795
Series 2018-42, Class ML, 3.50%, 3/20/2048	7,615,943	6,919,409
Series 2018-91, Class FC, 1 mo. USD Term SOFR + 0.41%, 5.74%, 7/20/2048 (b)	2,931,161	2,834,230
Series 2019-6, Class LA, 3.50%, 12/20/2048	5,787,786	5,323,524
Series 2020-129, Class YI, 2.50%, 9/20/2050	10,339,874	1,298,113
Series 2020-181, Class QI, 3.00%, 12/20/2050	7,832,333	1,002,912
Series 2020-84, Class NT, 1.25%, 6/20/2050	4,371,584	3,279,657
Series 2021-139, Class IP, 3.00%, 8/20/2051	24,543,349	3,632,368
Series 2021-142, 3.00%, 8/20/2051	21,738,686	3,495,947
GS Mortgage Securities Trust Series 2015-GS1, Class AS, 4.04%, 11/10/2048 (b)	1,958,000	1,784,153
GSR Mortgage Loan Trust:
Series 2006-OA1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.55%, 5.88%, 8/25/2046 (b)	13,876,872	3,163,927
Series 2007-AR1, Class 2A1, 4.31%, 3/25/2047 (b)	4,122,655	2,583,779
HOMES Trust Series 2023-NQM1, Class A1, 6.18%, 1/25/2068 (a) (f)	6,164,333	6,153,185

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
IndyMac IMJA Mortgage Loan Trust Series 2007-A4, Class A1, CMO, 6.25%, 2/25/2038	$21,630,565	$5,530,845
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 3A1B, CMO, 3.53%, 4/25/2036 (b)	1,088,291	1,018,881
Legacy Mortgage Asset Trust Series 2020-SL1, Class M, 3.25%, 1/25/2060 (a) (b)	8,630,932	8,421,533
Lehman XS Trust Series 2006-GP2, Class 1A4, 1 mo. USD Term SOFR + 0.77%, 6.10%, 6/25/2046 (b)	5,590,924	3,920,745
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 5.76%, 11/25/2036 (b)	6,526,278	5,606,725
MFA Trust Series 2023-NQM3, Class A1, 6.62%, 7/25/2068 (a) (f)	295,093	296,205
Morgan Stanley Resecuritization Trust Series 2014-R7, Class B2, CMO, 4.17%, 1/26/2051 (a) (b)	15,003,103	13,842,529
Morgan Stanley Residential Mortgage Loan Trust Series 2020-RPL1, Class A1, CMO, VRN, 5.69%, 10/25/2060 (a) (b)	608,876	588,327
NRPL Trust Series 2019-3A, Class A1, CMO, 7.00%, 7/25/2059 (a) (f)	2,775,779	2,776,300
OBX Trust:
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (a) (f)	56,585	56,346
Series 2023-NQM4, Class A1, 6.11%, 3/25/2063 (a) (f)	507,184	508,043
PMT Credit Risk Transfer Trust Series 2019-2R, Class A, 1 mo. USD Term SOFR + 3.86%, 9.20%, 5/30/2025 (a) (b)	1,110,079	1,110,625
PRPM LLC:
Series 2020-6, Class A1, CMO, 5.36%, 11/25/2025 (a) (f)	2,616,606	2,607,683
Series 2022-1, Class A1, 3.72%, 2/25/2027 (a) (f)	13,250,646	12,870,127
Series 2022-5, Class A1, 6.90%, 9/27/2027 (a) (f)	5,808,486	5,811,425
RBSGC Mortgage Loan Trust Series 2007-A, Class 2A2, 6.00%, 1/25/2037	2,500,131	2,159,638
Security Description	Principal Amount	Value
Residential Accredit Loans, Inc. Trust:
Series 2005-QA7, Class A22, CMO, 5.09%, 7/25/2035 (b)	$1,611,971	$1,540,080
Series 2005-QS13, Class 2A4, 5.75%, 9/25/2035	2,973,391	2,493,389
Residential Asset Securitization Trust Series 2005-A16, Class A3, 6.00%, 2/25/2036	3,015,043	1,234,876
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MV, 3.00%, 2/25/2059	15,195,622	12,859,247
Series 2020-2, Class MT, CMO, 2.00%, 11/25/2059	5,963,003	4,687,035
Series 2020-3, Class MT, CMO, 2.00%, 5/25/2060	9,720,013	7,651,914
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 3.25%, 9/25/2036 (b)	114,547	114,547
Structured Asset Mortgage Investments II Trust:
Series 2004-AR3, Class M, CMO, 1 mo. USD Term SOFR + 0.79%, 6.12%, 7/19/2034 (b)	822,313	809,249
Series 2007-AR3, Class 1A3, 1 mo. USD Term SOFR + 0.53%, 5.86%, 9/25/2047 (b)	6,642,204	4,653,688
TBW Mortgage-Backed Trust Series 2006-6, Class A2B, 6.16%, 1/25/2037 (f)	10,378,798	2,508,277
UBS Commercial Mortgage Trust Series 2018-C8, Class C, 4.68%, 2/15/2051 (b)	1,969,000	1,760,094
Verus Securitization Trust:
Series 2022-3, Class A1, 4.13%, 2/25/2067 (a) (f)	15,842,376	14,841,964
Series 2023-3, Class A1, 5.93%, 3/25/2068 (a) (f)	4,277,163	4,251,635
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (f)	9,333,092	9,266,035
Series 2023-INV1, Class A1, 6.00%, 2/25/2068 (a) (f)	68,730	68,408
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR14, Class 1A5, 4.02%, 11/25/2036 (b)	3,085,783	2,710,553
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	614,222	591,126

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-1, Class 4CB, 6.50%, 2/25/2036	$4,519,813	$3,520,610
Series 2006-5, Class 3A2, CMO, 6.50%, 7/25/2036 (f)	2,475,538	544,266
Series 2006-AR9, Class 2A, 12 mo. MTA + 0.84%, 5.93%, 11/25/2046 (b)	2,712,337	2,054,137
Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	3,524,253	2,827,027
Series 2007-HY1, Class A3A, CMO, 1 mo. USD Term SOFR + 0.57%, 5.90%, 2/25/2037 (b)	3,851,505	2,806,030
Wells Fargo Mortgage-Backed Securities Trust Series 2007-AR4, Class A1, CMO, 5.79%, 8/25/2037 (b)	591,193	577,318
TOTAL MORTGAGE-BACKED SECURITIES (Cost $522,195,640)		490,381,819
COMMERCIAL MORTGAGE BACKED SECURITIES — 3.4%
BAMLL Commercial Mortgage Securities Trust Series 2018-DSNY, Class A, 1 mo. USD Term SOFR + 1.15%, 6.47%, 9/15/2034 (a) (b)	720,000	719,899
Bank:
Series 2017-BNK4, Class XA, IO, 1.34%, 5/15/2050 (b)	24,265,209	765,187
Series 2017-BNK6, Class XA, IO, 0.77%, 7/15/2060 (b)	47,544,917	1,028,330
Series 2021-BN35, Class XA, IO, VRN, 1.04%, 6/15/2064 (b)	9,137,765	474,419
Benchmark Mortgage Trust:
Series 2018-B2, Class C, VRN, 4.29%, 2/15/2051 (b)	2,545,000	2,151,151
Series 2020-B19, Class XA, IO, VRN, 1.76%, 9/15/2053 (b)	19,765,315	1,228,849
Series 2021-B24, Class XA, IO, VRN, 1.15%, 3/15/2054 (b)	3,376,251	167,032
BX Commercial Mortgage Trust:
Series 2020-VKNG, Class A, 1 mo. USD Term SOFR + 1.04%, 6.37%, 10/15/2037 (a) (b)	1,473,360	1,470,014
Security Description	Principal Amount	Value
Series 2021-VOLT, Class E, 1 mo. USD Term SOFR + 2.11%, 7.44%, 9/15/2036 (a) (b)	$1,923,000	$1,897,381
Series 2021-XL2, Class E, 1 mo. USD Term SOFR + 1.96%, 7.29%, 10/15/2038 (a) (b)	2,253,523	2,228,618
BX Trust Series 2019-OC11, Class E, 3.94%, 12/9/2041 (a) (b)	3,830,000	3,299,796
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.22%, 5/10/2050 (b)	13,115,407	386,769
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA, IO, 1.60%, 5/10/2058 (b)	9,501,587	215,010
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class C, VRN, 4.42%, 2/10/2048 (b)	2,541,000	2,395,895
Series 2015-GC27, Class D, 4.42%, 2/10/2048 (a) (b)	423,700	388,214
Series 2015-GC31, Class C, 4.03%, 6/10/2048 (b)	1,500,000	1,186,179
Series 2015-GC33, Class C, 4.57%, 9/10/2058 (b)	1,500,000	1,217,741
Series 2015-P1, Class A5, 3.72%, 9/15/2048	2,106,000	2,048,064
Series 2016-C1, Class A4, 3.21%, 5/10/2049	1,840,000	1,755,432
Series 2016-GC36, Class XA, IO, 1.21%, 2/10/2049 (b)	19,029,374	326,379
Series 2020-555, Class E, 3.50%, 12/10/2041 (a) (b)	2,047,000	1,688,750
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 0.56%, 10/10/2046 (b)	2,656,961	9,504
Series 2015-CR22, Class XA, IO, 0.81%, 3/10/2048 (b)	7,031,610	35,887
Series 2015-CR26, Class XA, IO, 0.89%, 10/10/2048 (b)	18,164,461	158,830
Series 2015-DC1, Class A5, 3.35%, 2/10/2048	1,767,000	1,730,829
Series 2015-DC1, Class XA, IO, 0.93%, 2/10/2048 (b)	5,358,727	31,010
Series 2016-DC2, Class XA, IO, 0.91%, 2/10/2049 (b)	13,866,147	168,472
Series 2017-PANW, Class E, 3.81%, 10/10/2029 (a) (b)	2,316,000	2,013,379

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	$900,000	$846,269
Series 2015-C4, Class XA, IO, 0.80%, 11/15/2048 (b)	30,399,251	262,493
Series 2017-CX10, Class XA, IO, 0.75%, 11/15/2050 (b)	54,564,697	1,020,275
Series 2019-C17, Class XA, IO, VRN, 1.32%, 9/15/2052 (b)	28,915,321	1,493,694
CSMC Trust:
Series 2017-TIME, Class A, 3.65%, 11/13/2039 (a)	2,977,000	2,487,805
Series 2020-NET, Class A, 2.26%, 8/15/2037 (a)	2,305,168	2,143,454
Series 2021-B33, Class A1, 3.05%, 10/10/2043 (a)	632,000	578,885
Series 2021-B33, Class A2, 3.17%, 10/10/2043 (a)	2,250,000	1,894,964
DOLP Trust Series 2021-NYC, Class E, VRN, 3.70%, 5/10/2041 (a) (b)	1,000,000	670,860
Grace Trust Series 2020-GRCE, Class D, VRN, 2.68%, 12/10/2040 (a) (b)	1,147,000	869,519
Great Wolf Trust:
Series 2019-WOLF, Class E, 1 mo. USD Term SOFR + 3.05%, 8.37%, 12/15/2036 (a) (b)	76,765	76,501
Series 2019-WOLF, Class F, 1 mo. USD Term SOFR + 3.45%, 8.77%, 12/15/2036 (a) (b)	76,765	75,257
GS Mortgage Securities Corp. Trust:
Series 2018-TWR, Class A, 1 mo. USD Term SOFR + 1.20%, 6.52%, 7/15/2031 (a) (b)	283,000	242,387
Series 2018-TWR, Class D, 1 mo. USD Term SOFR + 1.90%, 7.22%, 7/15/2031 (a) (b)	650,000	260,000
Series 2018-TWR, Class E, 1 mo. USD Term SOFR + 2.40%, 7.72%, 7/15/2031 (a) (b)	650,000	195,000
Series 2018-TWR, Class F, 1 mo. USD Term SOFR + 3.10%, 8.42%, 7/15/2031 (a) (b)	650,000	126,750
Series 2018-TWR, Class G, 1 mo. USD Term SOFR + 4.22%, 9.55%, 7/15/2031 (a) (b)	650,000	26,000
Security Description	Principal Amount	Value
GS Mortgage Securities Trust:
Series 2014-GC24, Class XA, IO, 0.67%, 9/10/2047 (b)	$22,024,152	$36,593
Series 2014-GC26, Class A5, 3.63%, 11/10/2047	1,749,000	1,721,827
Series 2015-GC32, Class XA, IO, 0.68%, 7/10/2048 (b)	19,896,444	129,842
Series 2015-GC34, Class A4, 3.51%, 10/10/2048	1,880,000	1,796,761
Series 2015-GC34, Class XA, IO, 1.19%, 10/10/2048 (b)	14,065,915	199,087
Series 2015-GS1, Class XA, IO, 0.75%, 11/10/2048 (b)	24,571,882	234,620
Series 2016-GS3, Class XA, IO, 1.19%, 10/10/2049 (b)	23,141,402	504,941
Series 2017-GS7, Class XA, IO, 1.08%, 8/10/2050 (b)	38,347,071	995,751
IMT Trust Series 2017-APTS, Class AFX, 3.48%, 6/15/2034 (a)	2,046,000	2,029,085
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-C20, Class B, 4.40%, 7/15/2047 (b)	3,000,000	2,984,443
Series 2015-JP1, Class XA, IO, 0.88%, 1/15/2049 (b)	13,834,762	166,825
Series 2016-JP3, Class B, VRN, 3.40%, 8/15/2049 (b)	2,899,000	2,468,926
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.60%, 5.92%, 4/15/2037 (a) (b)	2,313,783	2,201,940
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class B, VRN, 4.34%, 8/15/2047 (b)	1,055,000	1,007,544
Series 2014-C23, Class A4, 3.67%, 9/15/2047	1,409,113	1,397,991
Series 2014-C25, Class XA, IO, 0.79%, 11/15/2047 (b)	4,306,787	14,032
Series 2015-C28, Class XA, IO, 0.91%, 10/15/2048 (b)	7,533,160	38,324
Series 2015-C30, Class XA, IO, 0.42%, 7/15/2048 (b)	21,077,236	89,420
Series 2015-C31, Class A3, 3.80%, 8/15/2048	876,109	850,281

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.48%, 6/15/2049 (b)	$15,265,960	$332,088
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 0.83%, 3/10/2050 (a) (b)	32,689,330	488,075
Manhattan West Mortgage Trust:
Series 2020-1MW, Class C, VRN, 2.34%, 9/10/2039 (a) (b)	2,462,000	2,147,640
Series 2020-1MW, Class D, VRN, 2.34%, 9/10/2039 (a) (b)	2,462,000	2,118,576
Med Trust Series 2021-MDLN, Class G, 1 mo. USD Term SOFR + 5.36%, 10.69%, 11/15/2038 (a) (b)	2,850,321	2,845,115
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class C, 4.45%, 2/15/2048 (b)	500,000	470,779
Series 2016-C28, Class XA, IO, 1.14%, 1/15/2049 (b)	17,638,371	276,303
Series 2016-C30, Class XA, IO, 1.28%, 9/15/2049 (b)	15,432,106	334,699
Series 2016-C31, Class C, 4.26%, 11/15/2049 (b)	3,358,000	2,707,088
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO, 0.83%, 12/15/2048 (b)	21,288,215	241,359
Series 2016-UB12, Class XA, IO, 0.65%, 12/15/2049 (b)	46,293,269	611,732
Series 2016-UBS9, Class A4, 3.59%, 3/15/2049	913,000	874,648
Series 2019-L3, Class XA, IO, 0.61%, 11/15/2052 (b)	52,427,813	1,421,804
One New York Plaza Trust Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.31%, 7.64%, 1/15/2036 (a) (b)	1,599,000	1,471,863
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	450,000	405,020
SLG Office Trust:
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (a)	1,989,000	1,508,777
Series 2021-OVA, Class F, 2.85%, 7/15/2041 (a)	1,989,000	1,436,063
Security Description	Principal Amount	Value
SREIT Trust Series 2021-MFP, Class D, 1 mo. USD Term SOFR + 1.69%, 7.02%, 11/15/2038 (a) (b)	$2,740,455	$2,712,153
UBS Commercial Mortgage Trust:
Series 2017-C1, Class XA, IO, 1.52%, 6/15/2050 (b)	16,501,896	591,816
Series 2017-C4, Class XA, IO, 1.09%, 10/15/2050 (b)	19,908,127	584,118
Velocity Commercial Capital Loan Trust Series 2020-1, Class M3, VRN, 3.19%, 2/25/2050 (a) (b)	1,961,606	1,618,958
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (b)	546,698	527,571
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class XA, IO, 1.15%, 2/15/2048 (b)	6,050,955	41,113
Series 2015-C27, Class A5, 3.45%, 2/15/2048	3,836,000	3,741,854
Series 2015-C30, Class A4, 3.66%, 9/15/2058	574,375	557,642
Series 2015-LC20, Class XA, IO, 1.27%, 4/15/2050 (b)	6,042,416	48,631
Series 2015-NXS1, Class XA, IO, 1.06%, 5/15/2048 (b)	6,114,393	40,183
Series 2015-NXS2, Class XA, IO, 0.58%, 7/15/2058 (b)	20,375,880	114,382
Series 2015-P2, Class XA, IO, 0.92%, 12/15/2048 (b)	13,695,580	157,590
Series 2016-BNK1, Class XB, IO, VRN, 1.32%, 8/15/2049 (b)	19,849,000	502,819
Series 2016-C33, Class XA, IO, 1.56%, 3/15/2059 (b)	10,278,394	230,718
Series 2017-C38, Class XA, IO, 0.93%, 7/15/2050 (b)	33,078,742	761,081
Series 2017-RC1, Class XA, IO, 1.38%, 1/15/2060 (b)	15,391,281	499,315
WFRBS Commercial Mortgage Trust Series 2014-C21, Class XA, IO, 0.97%, 8/15/2047 (b)	11,088,575	17,612
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $154,292,897)		95,764,551

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (i) (j) (Cost $133,835,506)	133,835,506	$133,835,506
TOTAL INVESTMENTS — 99.3% (Cost $3,000,529,982)		2,806,980,255
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		19,197,248
NET ASSETS — 100.0%		$2,826,177,503
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 24.0% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $276,138, representing less than 0.05% of the Fund's net assets.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2024. Maturity date shown is the final maturity.
(g)	Non-income producing security.
(h)	Position is unsettled. Contract rate was not determined at March 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at March 31, 2024.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
PIK	Payment in Kind
PO	Principal Only
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$346,213,889	$193,311	$346,407,200
Asset-Backed Securities	—	370,725,696	—	370,725,696
Foreign Government Obligations	—	5,591,473	—	5,591,473
U.S. Government Agency Obligations	—	830,559,994	—	830,559,994
U.S. Treasury Obligations	—	480,645,312	—	480,645,312
Mortgage-Backed Securities	—	490,381,819	—	490,381,819
Commercial Mortgage Backed Securities	—	95,764,551	—	95,764,551
Common Stocks	—	—	82,827	82,827
Senior Floating Rate Loans	—	52,985,015	—	52,985,015
Warrants	—	862	—	862
Short-Term Investment	133,835,506	—	—	133,835,506
TOTAL INVESTMENTS	$133,835,506	$2,672,868,611	$276,138	$2,806,980,255
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	30,238,919	$30,238,919	$924,092,920	$820,496,333	$—	$—	133,835,506	$133,835,506	$1,924,351
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 90.4%
AUSTRALIA — 0.2%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030	$200,000	$174,262
BRAZIL — 11.6%
Banco do Brasil SA 10 yr. CMT + 4.40%, 6.25%, 10/15/2024 (a)	1,100,000	1,105,797
Braskem Netherlands Finance BV 7.25%, 2/13/2033	1,200,000	1,154,484
CSN Resources SA 5.88%, 4/8/2032	400,000	349,960
Guara Norte SARL 5.20%, 6/15/2034	2,321,901	2,115,298
Itau Unibanco Holding SA 5 yr. CMT + 3.22%, 4.63%, 2/27/2025 (a)	200,000	187,624
Minerva Luxembourg SA 8.88%, 9/13/2033	200,000	210,266
MV24 Capital BV 6.75%, 6/1/2034	322,544	302,004
Nexa Resources SA 5.38%, 5/4/2027	1,977,000	1,928,129
Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031	629,489	627,985
Simpar Europe SA 5.20%, 1/26/2031	200,000	174,826
Suzano International Finance BV 4.00%, 1/14/2025	1,350,000	1,329,183
Unigel Luxembourg SA 8.75%, 10/1/2026 (b)	200,000	64,862
		9,550,418
CHILE — 8.5%
Agrosuper SA 4.60%, 1/20/2032	1,350,000	1,158,286
CAP SA 3.90%, 4/27/2031 (c)	2,100,000	1,648,500
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (c)	2,475,705	1,939,987
Empresa Electrica Angamos SA 4.88%, 5/25/2029	95,600	86,104
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	943,740	916,381
GNL Quintero SA 4.63%, 7/31/2029	647,200	631,124
Mercury Chile Holdco LLC 6.50%, 1/24/2027 (c)	600,000	582,264
		6,962,646
COLOMBIA — 9.3%
AI Candelaria Spain SA:
5.75%, 6/15/2033 (c)	1,975,000	1,602,495
7.50%, 12/15/2028	206,250	201,481
Banco Davivienda SA 10 yr. CMT + 5.10%, 6.65%, 4/22/2031 (a) (c)	400,000	281,452
Bancolombia SA 5 yr. CMT + 2.94%, 4.63%, 12/18/2029 (a)	400,000	390,088
Security Description	Principal Amount	Value
Canacol Energy Ltd. 5.75%, 11/24/2028	$1,100,000	$488,895
Ecopetrol SA:
4.63%, 11/2/2031	1,500,000	1,247,970
5.88%, 5/28/2045	100,000	74,582
5.88%, 11/2/2051	250,000	179,463
Empresas Publicas de Medellin ESP:
4.25%, 7/18/2029	1,500,000	1,300,290
4.38%, 2/15/2031	500,000	413,530
Fideicomiso PA Pacifico Tres 8.25%, 1/15/2035	171,860	163,693
Geopark Ltd. 5.50%, 1/17/2027	500,000	454,495
Oleoducto Central SA 4.00%, 7/14/2027	950,000	883,956
		7,682,390
GUATEMALA — 0.2%
Banco Industrial SA 5 yr. CMT + 4.44%, 4.88%, 1/29/2031 (a)	200,000	189,994
INDIA — 8.1%
Adani Electricity Mumbai Ltd. 3.95%, 2/12/2030	611,000	519,535
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031 (c)	1,242,500	1,058,037
Adani Ports & Special Economic Zone Ltd.:
3.10%, 2/2/2031	1,000,000	796,690
4.20%, 8/4/2027	200,000	184,576
4.38%, 7/3/2029	700,000	623,063
Adani Transmission Step-One Ltd.:
4.00%, 8/3/2026	1,200,000	1,127,991
4.25%, 5/21/2036	471,000	399,296
Reliance Industries Ltd.:
3.67%, 11/30/2027	500,000	473,395
4.13%, 1/28/2025	250,000	246,750
UPL Corp. Ltd.:
4.50%, 3/8/2028	200,000	170,969
4.63%, 6/16/2030	900,000	718,506
Vedanta Resources Ltd. 13.88%, 12/9/2028	376,000	329,162
		6,647,970
INDONESIA — 10.1%
Adaro Indonesia PT 4.25%, 10/31/2024	750,000	739,343
Freeport Indonesia PT:
4.76%, 4/14/2027	900,000	878,409
5.32%, 4/14/2032 (c)	1,200,000	1,171,344
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT:
4.75%, 5/15/2025	1,400,000	1,382,962
5.45%, 5/15/2030	363,000	358,404

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
LLPL Capital Pte. Ltd. 6.88%, 2/4/2039 (c)	1,625,820	$1,614,943
Minejesa Capital BV 5.63%, 8/10/2037	$2,400,000	2,166,720
		8,312,125
JAMAICA — 0.0% (d)
Digicel Group Holdings Ltd. Series 2A, Zero Coupon, 12/31/2030 (c)	100,384	13,381
KUWAIT — 1.2%
MEGlobal Canada ULC 5.00%, 5/18/2025	1,000,000	986,580
MEXICO — 11.2%
Banco Mercantil del Norte SA 10 yr. CMT + 5.47%, 7.50%, 6/27/2029 (a)	800,000	792,464
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5 yr. CMT + 3.00%, 7.53%, 10/1/2028 (a)	500,000	521,515
BBVA Bancomer SA:
5 yr. CMT + 4.66%, 8.45%, 6/29/2038 (a)	202,000	212,983
5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (a)	1,870,000	1,763,728
Braskem Idesa SAPI 6.99%, 2/20/2032	200,000	155,130
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/2039 (c)	700,000	757,925
Cemex SAB de CV 5 yr. CMT + 4.53%, 5.13%, 6/8/2026 (a)	800,000	771,760
Cometa Energia SA de CV 6.38%, 4/24/2035	401,000	401,433
Comision Federal de Electricidad 3.35%, 2/9/2031	600,000	498,384
Fermaca Enterprises S de Real de CV 6.38%, 3/30/2038	375,738	364,158
Mexarrend SAPI de CV 10.25%, 7/24/2024 (c)	300,000	58,659
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	1,749,708	1,711,302
Petroleos Mexicanos 6.75%, 9/21/2047	650,000	432,796
Southern Copper Corp. 3.88%, 4/23/2025	100,000	98,032
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040	723,736	662,413
Unifin Financiera SAB de CV 5 yr. CMT + 6.31%, 8.88%, 1/29/2025 (a) (b)	800,000	72
		9,202,754
Security Description	Principal Amount	Value
PANAMA — 1.8%
Empresa de Transmision Electrica SA 5.13%, 5/2/2049	$246,000	$177,644
Global Bank Corp. 3 mo. USD Term SOFR + 3.30%, 5.25%, 4/16/2029 (a)	800,000	737,024
UEP Penonome II SA 6.50%, 10/1/2038 (c)	695,536	543,930
		1,458,598
PARAGUAY — 0.9%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	390,483	285,639
Frigorifico Concepcion SA 7.70%, 7/21/2028	200,000	174,390
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	416,666	283,708
		743,737
PERU — 12.5%
Banco de Credito del Peru SA:
5.85%, 1/11/2029 (c)	200,000	202,174
5 yr. CMT + 2.45%, 3.25%, 9/30/2031 (a)	850,000	786,624
5 yr. CMT + 3.00%, 3.13%, 7/1/2030 (a)	1,300,000	1,246,414
Banco Internacional del Peru SAA Interbank 5 yr. CMT + 3.71%, 4.00%, 7/8/2030 (a)	1,900,000	1,823,981
Cia de Minas Buenaventura SAA 5.50%, 7/23/2026	400,000	384,792
Fenix Power Peru SA 4.32%, 9/20/2027	692,353	663,323
Inkia Energy Ltd. 5.88%, 11/9/2027	400,000	390,180
InRetail Consumer 3.25%, 3/22/2028	500,000	446,700
InRetail Shopping Malls 5.75%, 4/3/2028	250,000	242,577
Intercorp Financial Services, Inc. 4.13%, 10/19/2027	819,000	766,281
Kallpa Generacion SA 4.13%, 8/16/2027	500,000	474,480
Lima Metro Line 2 Finance Ltd. 5.88%, 7/5/2034	1,000,172	990,581
Minsur SA 4.50%, 10/28/2031	1,300,000	1,137,097
Orazul Energy Peru SA 5.63%, 4/28/2027	252,000	238,944
Petroleos del Peru SA:
4.75%, 6/19/2032	500,000	392,135
5.63%, 6/19/2047	200,000	133,064
		10,319,347
SINGAPORE — 6.5%
DBS Group Holdings Ltd. Series GMTN, 5 yr. CMT + 1.10%, 1.82%, 3/10/2031 (a)	1,550,000	1,442,154

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Oversea-Chinese Banking Corp. Ltd. 5 yr. CMT + 1.58%, 1.83%, 9/10/2030 (a),(a) (c)	2,100,000	$1,986,075
United Overseas Bank Ltd.:
5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (a)	$1,200,000	1,098,732
Series GMTN, 5 yr. CMT + 1.52%, 1.75%, 3/16/2031 (a)	900,000	835,043
		5,362,004
SOUTH AFRICA — 3.3%
Gold Fields Orogen Holdings BVI Ltd. 5.13%, 5/15/2024	1,650,000	1,644,779
Sasol Financing USA LLC 5.50%, 3/18/2031	1,300,000	1,095,315
		2,740,094
SOUTH KOREA — 0.8%
KT Corp. 2.50%, 7/18/2026	400,000	375,904
Shinhan Financial Group Co. Ltd. 5 yr. CMT + 2.06%, 2.88%, 5/12/2026 (a) (c)	300,000	278,811
		654,715
UNITED STATES — 4.2%
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	700,000	674,226
4.63%, 8/1/2030	1,300,000	1,250,054
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00%, 2/2/2029	1,700,000	1,504,993
		3,429,273
TOTAL CORPORATE BONDS & NOTES (Cost $77,459,267)		74,430,288
FOREIGN GOVERNMENT OBLIGATIONS — 8.1%
COLOMBIA — 1.3%
Colombia Government International Bonds:
4.13%, 5/15/2051	950,000	591,496
5.00%, 6/15/2045	700,000	508,563
		1,100,059
MEXICO — 3.0%
Mexico Government International Bonds:
2.66%, 5/24/2031	1,000,000	834,906
4.40%, 2/12/2052	1,100,000	842,143
6.34%, 5/4/2053	800,000	790,682
		2,467,731
PANAMA — 2.7%
Banco Latinoamericano de Comercio Exterior SA 2.38%, 9/14/2025	400,000	378,984
Security Description	Principal Amount	Value
Panama Government International Bonds:
2.25%, 9/29/2032	$300,000	$215,114
3.87%, 7/23/2060	2,100,000	1,207,163
4.30%, 4/29/2053	600,000	386,104
		2,187,365
SOUTH KOREA — 1.1%
Korea East-West Power Co. Ltd. 1.75%, 5/6/2025	900,000	865,332
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,861,567)		6,620,487
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (e) (f) (Cost $155,554)	155,554	155,554
TOTAL INVESTMENTS — 98.7% (Cost $86,476,388)		81,206,329
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		1,100,431
NET ASSETS — 100.0%		$82,306,760
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Security is currently in default and/or issuer is in bankruptcy.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 8.5% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2024.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$74,416,907	$13,381	$74,430,288
Foreign Government Obligations	—	6,620,487	—	6,620,487
Short-Term Investment	155,554	—	—	155,554
TOTAL INVESTMENTS	$155,554	$81,037,394	$13,381	$81,206,329
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Industry Breakdown as of March 31, 2024

% of Net Assets
Electric	20.7%
Banks	19.3
Mining	13.9
Foreign Government Obligations	8.1
Chemicals	5.3
Oil & Gas	5.0
Commercial Services	4.5
Pipelines	4.5
Food	3.5
Oil & Gas Services	2.6
Iron/Steel	2.4
Transportation	1.8
Forest Products & Paper	1.6
Diversified Financial Services	1.0
Construction Materials	0.9
Coal	0.9
Energy-Alternate Sources	0.7
Retail	0.5
Telecommunications	0.5
Engineering & Construction	0.3
Real Estate	0.3
Agriculture	0.2
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	1.3
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,452,803	$2,452,803	$27,181,269	$29,478,518	$—	$—	155,554	$155,554	$58,437
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 16.0%
AEROSPACE & DEFENSE — 0.2%
Boeing Co. 4.88%, 5/1/2025	$405,000	$400,508
AUTO MANUFACTURERS — 0.5%
Ford Motor Co. 4.35%, 12/8/2026	405,000	394,478
General Motors Financial Co., Inc. 5.25%, 3/1/2026	395,000	394,001
		788,479
BANKS — 3.8%
Banco Bilbao Vizcaya Argentaria Colombia SA 4.88%, 4/21/2025	200,000	196,438
Banco de Bogota SA 6.25%, 5/12/2026	200,000	199,348
Banco de Credito del Peru SA 5 yr. CMT + 3.00%, 3.13%, 7/1/2030 (a)	150,000	143,817
Banco Industrial SA 5 yr. CMT + 4.44%, 4.88%, 1/29/2031 (a)	150,000	142,496
Banco Internacional del Peru SAA Interbank 5 yr. CMT + 3.71%, 4.00%, 7/8/2030 (a)	150,000	143,998
Banco Nacional de Comercio Exterior SNC 5 yr. CMT + 2.00%, 2.72%, 8/11/2031 (a)	200,000	178,080
Bank of Montreal Series MTN, 1.50%, 1/10/2025	425,000	412,437
Bank of Nova Scotia 4.75%, 2/2/2026	405,000	402,173
BBVA Bancomer SA 5 yr. CMT + 3.00%, 5.35%, 11/12/2029 (a)	200,000	197,756
Citigroup, Inc.:
SOFR + 1.53%, 3.29%, 3/17/2026 (a)	95,000	92,859
3 mo. USD Term SOFR + 1.16%, 3.35%, 4/24/2025 (a)	525,000	524,092
Commonwealth Bank of Australia SOFR + 0.63%, 5.99%, 9/12/2025 (a) (b)	350,000	350,983
DBS Group Holdings Ltd. Series GMTN, 5 yr. CMT + 1.10%, 1.82%, 3/10/2031 (a)	200,000	186,084
Global Bank Corp. 3 mo. USD Term SOFR + 3.30%, 5.25%, 4/16/2029 (a)	200,000	184,256
Security Description	Principal Amount	Value
Goldman Sachs Bank USA SOFR + 0.77%, 6.13%, 3/18/2027 (a)	$260,000	$259,914
JPMorgan Chase & Co.:
SOFR + 0.49%, 0.77%, 8/9/2025 (a)	185,000	181,557
3 mo. USD Term SOFR + 0.54%, 0.82%, 6/1/2025 (a)	40,000	39,648
3.90%, 7/15/2025	400,000	393,580
Morgan Stanley Series GMTN, 3.88%, 1/27/2026	405,000	395,669
Multibank, Inc. 7.75%, 2/3/2028 (b)	200,000	201,294
Oversea-Chinese Banking Corp. Ltd. 5 yr. CMT + 1.58%, 1.83%, 9/10/2030 (a)	200,000	189,150
PNC Financial Services Group, Inc. SOFR + 1.32%, 5.81%, 6/12/2026 (a)	190,000	190,688
Toronto-Dominion Bank Series MTN, 0.70%, 9/10/2024	415,000	406,268
Truist Financial Corp. Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (a)	410,000	403,276
Wells Fargo & Co. Series MTN, 3 mo. USD Term SOFR + 1.09%, 2.41%, 10/30/2025 (a)	405,000	397,313
		6,413,174
BEVERAGES — 0.2%
Constellation Brands, Inc. 5.00%, 2/2/2026	405,000	402,538
BIOTECHNOLOGY — 0.5%
Amgen, Inc. 5.51%, 3/2/2026	395,000	394,822
Royalty Pharma PLC 1.75%, 9/2/2027	455,000	406,311
		801,133
CHEMICALS — 0.3%
Braskem Netherlands Finance BV 5 yr. CMT + 8.22%, 8.50%, 1/23/2081 (a)	200,000	200,824
Sasol Financing USA LLC 4.38%, 9/18/2026	200,000	188,276
Sociedad Quimica y Minera de Chile SA 4.38%, 1/28/2025	200,000	197,372
		586,472

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 0.3%
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031	$177,500	$151,196
Adani Ports & Special Economic Zone Ltd. 4.00%, 7/30/2027	200,000	183,327
Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031	157,372	156,996
		491,519
CONSTRUCTION MATERIALS — 0.2%
Carrier Global Corp. 5.80%, 11/30/2025	275,000	276,826
DIVERSIFIED FINANCIAL SERVICES — 0.5%
American Express Co. SOFR + 1.00%, 6.35%, 2/16/2028 (a)	400,000	401,248
Avolon Holdings Funding Ltd. 2.13%, 2/21/2026 (b)	440,000	410,296
		811,544
ELECTRIC — 1.6%
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (c)	65,000	64,657
American Electric Power Co., Inc. 5.20%, 1/15/2029	405,000	405,927
Chile Electricity PEC SpA Zero Coupon, 1/25/2028	197,907	155,082
Empresa Electrica Angamos SA 4.88%, 5/25/2029	95,600	86,104
Entergy Louisiana LLC 0.95%, 10/1/2024	415,000	405,654
Exelon Corp. 5.15%, 3/15/2029	200,000	200,570
Fenix Power Peru SA 4.32%, 9/20/2027	251,765	241,208
LLPL Capital Pte. Ltd. 6.88%, 2/4/2039	154,840	153,804
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	126,424	123,649
Minejesa Capital BV 4.63%, 8/10/2030	185,960	176,166
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	205,000	184,603
4.95%, 6/8/2025	225,000	223,074
TNB Global Ventures Capital Bhd. Series EMTN, 3.24%, 10/19/2026	300,000	285,072
		2,705,570
Security Description	Principal Amount	Value
ENGINEERING & CONSTRUCTION — 0.1%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	$130,161	$95,213
ENVIRONMENTAL CONTROL — 0.5%
Republic Services, Inc. 2.50%, 8/15/2024	410,000	405,236
Veralto Corp. 5.50%, 9/18/2026 (b)	400,000	401,480
		806,716
FOOD — 0.2%
BRF GmbH 4.35%, 9/29/2026	200,000	190,598
Campbell Soup Co. 5.20%, 3/19/2027	165,000	165,419
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00%, 2/2/2029	50,000	44,265
		400,282
FOREST PRODUCTS & PAPER — 0.1%
Suzano International Finance BV 4.00%, 1/14/2025	100,000	98,458
HEALTH CARE PRODUCTS — 0.2%
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	410,000	399,041
HEALTH CARE SERVICES — 0.5%
Elevance Health, Inc. 3.50%, 8/15/2024	410,000	406,679
HCA, Inc. 5.38%, 2/1/2025	410,000	408,885
		815,564
INSURANCE — 0.2%
Athene Global Funding:
1.72%, 1/7/2025 (b)	100,000	96,947
SOFR + 0.70%, 6.06%, 5/24/2024 (a) (b)	305,000	305,192
		402,139
INTERNET — 0.2%
Expedia Group, Inc. 6.25%, 5/1/2025 (b)	395,000	396,860
LODGING — 0.2%
Marriott International, Inc.:
3.60%, 4/15/2024	295,000	294,740
5.00%, 10/15/2027	100,000	99,750
		394,490
MACHINERY-DIVERSIFIED — 0.1%
AGCO Corp. 5.45%, 3/21/2027	100,000	100,465
MINING — 0.8%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	200,000	180,038

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Freeport-McMoRan, Inc. 4.13%, 3/1/2028	$50,000	$47,823
Glencore Funding LLC:
1.63%, 9/1/2025 (b)	420,000	397,585
SOFR + 1.06%, 6.43%, 4/4/2027 (a) (b)	325,000	324,776
Gold Fields Orogen Holdings BVI Ltd. 5.13%, 5/15/2024	200,000	199,367
Industrias Penoles SAB de CV 4.15%, 9/12/2029	200,000	186,010
Southern Copper Corp. 3.88%, 4/23/2025	100,000	98,032
		1,433,631
MISCELLANEOUS MANUFACTURER — 0.2%
Parker-Hannifin Corp. 3.65%, 6/15/2024	405,000	403,206
OIL & GAS — 0.4%
BP Capital Markets America, Inc. 4.70%, 4/10/2029	395,000	394,111
ONGC Videsh Ltd. 4.63%, 7/15/2024	200,000	199,148
Petrobras Global Finance BV 7.38%, 1/17/2027	70,000	72,770
		666,029
OIL & GAS SERVICES — 0.1%
Guara Norte SARL 5.20%, 6/15/2034	171,358	156,111
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America 3.65%, 9/15/2024	200,000	197,962
PHARMACEUTICALS — 0.1%
Bristol-Myers Squibb Co. SOFR + 0.49%, 5.84%, 2/20/2026 (a)	220,000	220,561
PIPELINES — 0.9%
AI Candelaria Spain SA 7.50%, 12/15/2028	206,250	201,481
Enbridge, Inc. 5.90%, 11/15/2026	395,000	402,272
Energy Transfer LP 6.05%, 12/1/2026	385,000	392,981
GNL Quintero SA 4.63%, 7/31/2029	258,880	252,450
Transportadora de Gas del Peru SA 4.25%, 4/30/2028	200,000	194,200
		1,443,384
REAL ESTATE INVESTMENT TRUSTS — 0.5%
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/1/2026 (b)	430,000	413,703
Security Description	Principal Amount	Value
Welltower OP LLC 4.00%, 6/1/2025	$420,000	$412,902
		826,605
RETAIL — 0.2%
Dollar Tree, Inc. 4.00%, 5/15/2025	410,000	403,206
SEMICONDUCTORS — 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	35,000	33,911
Broadcom, Inc. 3.15%, 11/15/2025	420,000	406,401
Microchip Technology, Inc.:
0.98%, 9/1/2024	270,000	264,489
4.25%, 9/1/2025	140,000	137,805
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.40%, 6/1/2027	420,000	411,999
		1,254,605
SOFTWARE — 0.5%
Oracle Corp. 5.80%, 11/10/2025	390,000	393,143
Take-Two Interactive Software, Inc. 4.95%, 3/28/2028	405,000	403,546
		796,689
TELECOMMUNICATIONS — 0.3%
KT Corp. 2.50%, 7/18/2026	200,000	187,952
Millicom International Cellular SA 5.13%, 1/15/2028	180,000	170,870
Telefonica Celular del Paraguay SA 5.88%, 4/15/2027	200,000	194,900
		553,722
TRANSPORTATION — 0.6%
Canadian Pacific Railway Co. 1.35%, 12/2/2024	410,000	398,708
Lima Metro Line 2 Finance Ltd. 5.88%, 7/5/2034	87,351	86,514
MV24 Capital BV 6.75%, 6/1/2034	161,272	151,002
Ryder System, Inc. Series MTN, 5.25%, 6/1/2028	400,000	401,860
		1,038,084
TRUCKING & LEASING — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.40%, 7/1/2027 (b)	415,000	404,214
TOTAL CORPORATE BONDS & NOTES (Cost $27,446,147)		27,385,000

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 24.3%
AUTOMOBILE — 2.3%
Carvana Auto Receivables Trust Series 2023-P5, Class A2, 5.77%, 4/12/2027 (b)	$600,000	$600,091
Citizens Auto Receivables Trust Series 2023-2, Class A2A, 6.09%, 10/15/2026 (b)	240,426	240,922
CPS Auto Receivables Trust Series 2021-A, Class D, 1.16%, 12/15/2026 (b)	354,148	346,029
Exeter Automobile Receivables Trust Series 2023-5A, Class A2, 6.20%, 4/15/2026	441,590	442,193
GLS Auto Receivables Issuer Trust:
Series 2021-2A, Class C, 1.08%, 6/15/2026 (b)	181,019	179,464
Series 2023-4A, Class A2, 6.40%, 12/15/2026 (b)	500,000	501,543
Hertz Vehicle Financing LLC Series 2021-1A, Class B, 1.56%, 12/26/2025 (b)	350,000	341,656
Santander Drive Auto Receivables Trust Series 2020-4, Class D, 1.48%, 1/15/2027	403,628	396,635
Westlake Automobile Receivables Trust:
Series 2023-2A, Class A3, 5.80%, 2/16/2027 (b)	400,000	400,368
Series 2023-4A, Class A2, 6.23%, 1/15/2027 (b)	500,000	501,528
		3,950,429
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.4%
ACREC Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.26%, 6.59%, 10/16/2036 (a) (b)	150,527	149,620
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1, Class A, 30 day USD SOFR Average + 1.45%, 6.77%, 1/15/2037 (a) (b)	250,000	248,559
BDS LLC Series 2022-FL11, Class ATS, 1 mo. USD Term SOFR + 1.80%, 7.13%, 3/19/2039 (a) (b)	250,000	249,189
Security Description	Principal Amount	Value
BDS Ltd.:
Series 2021-FL8, Class A, 1 mo. USD Term SOFR + 1.03%, 6.36%, 1/18/2036 (a) (b)	$41,266	$41,114
Series 2021-FL9, Class A, 1 mo. USD Term SOFR + 1.18%, 6.51%, 11/16/2038 (a) (b)	121,268	120,292
BRSP Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.26%, 6.59%, 8/19/2038 (a) (b)	314,761	310,857
BSPRT Issuer Ltd.:
Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.43%, 6.76%, 12/15/2038 (a) (b)	182,231	180,935
Series 2022-FL8, Class A, 30 day USD SOFR Average + 1.50%, 6.82%, 2/15/2037 (a) (b)	299,975	299,034
Series 2021-FL6, Class A, 1 mo. USD Term SOFR + 1.21%, 6.54%, 3/15/2036 (a) (b)	207,913	206,334
CHCP Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.16%, 6.49%, 2/15/2038 (a) (b)	51,705	51,393
FS Rialto Issuer LLC:
Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.36%, 6.69%, 11/16/2036 (a) (b)	276,382	274,934
Series 2022-FL4, Class AS, 30 day USD SOFR Average + 2.40%, 7.72%, 1/19/2039 (a) (b)	250,000	246,262
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.33%, 6.66%, 5/16/2038 (a) (b)	293,057	289,871
Greystone CRE Notes Ltd. Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.13%, 6.46%, 7/15/2039 (a) (b)	150,000	148,757
KREF Ltd.:
Series 2021-FL2, Class AS, 1 mo. USD Term SOFR + 1.41%, 6.74%, 2/15/2039 (a) (b)	250,000	240,790
Series 2022-FL3, Class A, 1 mo. USD Term SOFR + 1.45%, 6.78%, 2/17/2039 (a) (b)	200,000	198,763

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.18%, 6.51%, 2/15/2039 (a) (b)	$200,000	$196,285
LCCM Trust:
Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.56%, 6.89%, 11/15/2038 (a) (b)	179,034	176,407
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.31%, 6.64%, 12/13/2038 (a) (b)	145,171	143,134
LFT CRE Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.28%, 6.61%, 6/15/2039 (a) (b)	393,737	390,724
LoanCore Issuer Ltd.:
Series 2021-CRE6, Class A, 1 mo. USD Term SOFR + 1.41%, 6.74%, 11/15/2038 (a) (b)	328,126	325,361
Series 2022-CRE7, Class A, 30 day USD SOFR Average + 1.55%, 6.87%, 1/17/2037 (a) (b)	499,930	497,730
MF1 Ltd.:
Series 2022-FL8, Class A, 1 mo. USD Term SOFR + 1.35%, 6.68%, 2/19/2037 (a) (b)	337,217	335,118
Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.19%, 6.52%, 10/16/2036 (a) (b)	284,728	282,922
Series 2021-FL6, Class A, 1 mo. USD Term SOFR + 1.21%, 6.54%, 7/16/2036 (a) (b)	217,757	216,429
PFP Ltd. Series 2021-8, Class A, 1 mo. USD Term SOFR + 1.11%, 6.44%, 8/9/2037 (a) (b)	308,336	305,891
Ready Capital Mortgage Financing LLC Series 2021-FL6, Class A, 1 mo. USD Term SOFR + 1.06%, 6.39%, 7/25/2036 (a) (b)	36,928	36,599
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A, 5.00%, 9/15/2048 (b)	250,000	241,294
Starwood Ltd. Series 2022-FL3, Class A, 30 day USD SOFR Average + 1.35%, 6.67%, 11/15/2038 (a) (b)	220,000	217,454
Security Description	Principal Amount	Value
TRTX Issuer Ltd. Series 2022-FL5, Class A, 30 day USD SOFR Average + 1.65%, 6.97%, 2/15/2039 (a) (b)	$320,000	$317,293
VMC Finance LLC Series 2022-FL5, Class A, 30 day USD SOFR Average + 1.90%, 7.22%, 2/18/2039 (a) (b)	635,821	624,521
		7,563,866
HOME EQUITY ABS — 0.3%
Credit-Based Asset Servicing & Securitization LLC Series 2004-CB7, Class M1, 1 mo. USD Term SOFR + 1.12%, 3.79%, 10/25/2034 (a)	486,514	432,026
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2006-HE5, Class 2A2, 1 mo. USD Term SOFR + 0.47%, 4.48%, 10/25/2036 (a)	265,367	95,482
		527,508
OTHER ABS — 16.5%
ACHV ABS Trust Series 2023-4CP, Class A, 6.81%, 11/25/2030 (b)	361,497	361,975
Affirm Asset Securitization Trust:
Series 2022-A, Class A, 4.30%, 5/17/2027 (b)	500,000	496,795
Series 2023-X1, Class A, 7.11%, 11/15/2028 (b)	563,405	565,974
Anchorage Capital CLO 19 Ltd. Series 2021-19A, Class A, 3 mo. USD Term SOFR + 1.47%, 6.79%, 10/15/2034 (a) (b)	1,500,000	1,497,900
Carlyle U.S. CLO Ltd. Series 2021-1A, Class A1, 3 mo. USD Term SOFR + 1.40%, 6.72%, 4/15/2034 (a) (b)	1,000,000	1,000,704
CarVal CLO IV Ltd. Series 2021-1A, Class A1A, 3 mo. USD Term SOFR + 1.44%, 6.76%, 7/20/2034 (a) (b)	500,000	499,200
CarVal CLO IX-C Ltd. Series 2024-1A, Class A, 3 mo. USD Term SOFR + 1.68%, 7.00%, 4/20/2037 (a) (b)	500,000	499,740

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CQS U.S. CLO Ltd. Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.48%, 6.80%, 1/20/2035 (a) (b)	$1,500,000	$1,497,450
Diamond Resorts Owner Trust Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	314,622	299,279
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23, 4.12%, 7/25/2047 (b)	846,000	809,746
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A, 3 mo. USD Term SOFR + 1.71%, 7.03%, 11/30/2032 (a) (b)	1,150,000	1,150,115
Jamestown CLO XV Ltd. Series 2020-15A, Class A, 3 mo. USD Term SOFR + 1.60%, 6.92%, 4/15/2033 (a) (b)	500,000	501,326
Katayma CLO II Ltd. Series 2024-2A, Class A1, 3 mo. USD Term SOFR + 1.65%, 6.94%, 4/20/2037 (a) (b)	500,000	501,750
Loanpal Solar Loan Ltd. Series 2021-1GS, Class A, 2.29%, 1/20/2048 (b)	305,860	245,413
Marble Point CLO XXI Ltd. Series 2021-3A, Class A1, 3 mo. USD Term SOFR + 1.50%, 6.82%, 10/17/2034 (a) (b)	2,000,000	1,998,164
Marble Point CLO XXII Ltd. Series 2021-2A, Class A, 3 mo. USD Term SOFR + 1.46%, 6.79%, 7/25/2034 (a) (b)	1,000,000	996,122
Marlette Funding Trust:
Series 2022-3A, Class B, 5.95%, 11/15/2032 (b)	500,000	498,998
Series 2021-1A, Class C, 1.41%, 6/16/2031 (b)	1,732	1,732
MP CLO VIII Ltd. Series 2015-2A, Class ARR, 3 mo. USD Term SOFR + 1.46%, 6.78%, 4/28/2034 (a) (b)	1,300,000	1,297,400
Northwoods Capital XVI Ltd. Series 2017-16A, Class A, 3 mo. USD Term SOFR + 1.53%, 6.84%, 11/15/2030 (a) (b)	823,364	822,706
Security Description	Principal Amount	Value
Octagon Investment Partners 51 Ltd. Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.41%, 6.73%, 7/20/2034 (a) (b)	$1,000,000	$1,000,090
Pagaya AI Debt Selection Trust:
Series 2021-3, Class B, 1.74%, 5/15/2029 (b)	363,534	361,685
Series 2021-5, Class B, 2.63%, 8/15/2029 (b)	855,048	844,814
Pagaya AI Debt Trust:
Series 2023-5, Class A, 7.18%, 4/15/2031 (b)	234,204	234,827
Series 2023-7, Class A, 7.23%, 7/15/2031 (b)	411,268	412,609
Series 2023-1, Class A, 7.56%, 7/15/2030 (b)	222,382	223,406
Peace Park CLO Ltd. Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.39%, 6.71%, 10/20/2034 (a) (b)	1,000,000	1,002,525
Regatta VI Funding Ltd. Series 2016-1A, Class AR2, 3 mo. USD Term SOFR + 1.42%, 6.74%, 4/20/2034 (a) (b)	1,000,000	998,700
Regatta XXIII Funding Ltd. Series 2021-4A, Class A1, 3 mo. USD Term SOFR + 1.41%, 6.73%, 1/20/2035 (a) (b)	2,265,000	2,263,868
Rockford Tower CLO Ltd. Series 2024-1A, Class A1, 3 mo. USD Term SOFR - 1.61%, 1.00%, 4/20/2037 (a) (b)	1,000,000	1,000,000
Sapphire Aviation Finance II Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (b)	317,350	288,798
Shackleton CLO Ltd. Series 2013-3A, Class AR, 3 mo. USD Term SOFR + 1.38%, 6.70%, 7/15/2030 (a) (b)	252,980	252,828
Sound Point CLO Ltd. Series 2024-38A, Class A1, 3 mo. USD Term SOFR + 1.60%, 6.92%, 2/20/2037 (a) (b)	1,000,000	1,000,000
Sound Point CLO XXVI Ltd. Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.43%, 6.75%, 7/20/2034 (a) (b)	1,000,000	998,071

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Vibrant CLO IV Ltd. Series 2016-4A, Class A1RR, 3 mo. USD Term SOFR + 1.38%, 6.70%, 7/20/2032 (a) (b)	$500,000	$499,800
Vibrant CLO VIII Ltd. Series 2018-8A, Class A1A, 3 mo. USD Term SOFR + 1.40%, 6.72%, 1/20/2031 (a) (b)	341,864	342,097
Wellfleet CLO Ltd. Series 2020-2A, Class AR, 3 mo. USD Term SOFR + 1.48%, 6.80%, 7/15/2034 (a) (b)	1,000,000	998,600
		28,265,207
STUDENT LOAN ABS — 0.1%
Commonbond Student Loan Trust Series 2018-BGS, Class B, 3.99%, 9/25/2045 (b)	91,391	85,617
Laurel Road Prime Student Loan Trust Series 2019-A, Class A1FX, 2.34%, 10/25/2048 (b)	14,777	14,602
		100,219
WL COLLATERAL CMO — 0.7%
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (b) (c)	303,169	292,065
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (b) (c)	1,043,945	1,002,854
		1,294,919
TOTAL ASSET-BACKED SECURITIES (Cost $41,767,308)		41,702,148
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
COLOMBIA — 0.1%
Colombia Government International Bonds 4.50%, 1/28/2026	200,000	195,340
DOMINICAN REPUBLIC — 0.1%
Dominican Republic International Bonds 5.50%, 1/27/2025	100,000	99,254
Security Description	Principal Amount	Value
SOUTH AFRICA — 0.1%
Republic of South Africa Government International Bonds 4.88%, 4/14/2026	$200,000	$194,538
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $509,052)		489,132
U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.3%
Federal Home Loan Mortgage Corp. REMICS:
Series 4211, Class AP, 1.60%, 3/15/2043	614,797	563,854
Series 4461, Class BA, CMO, 2.00%, 12/15/2043	404,221	370,395
Series 5179, Class GD, CMO, 2.00%, 12/25/2047	837,824	707,679
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	140,645	136,851
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	47,581	44,475
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M1, 30 day USD SOFR Average + 1.25%, 6.57%, 3/25/2044 (a) (b)	1,700,000	1,700,287
Federal National Mortgage Association:
3.00%, 11/1/2033	543,348	514,789
3.00%, 11/1/2036	140,921	130,260
5.00%, 8/1/2043	787,339	779,270
Federal National Mortgage Association REMICS:
Series 2008-9, Class FA, 30 day USD SOFR Average + 0.61%, 5.93%, 2/25/2038 (a)	857,470	846,984
Series 2010-141, Class FB, CMO, REMIC, 30 day USD SOFR Average + 0.58%, 5.90%, 12/25/2040 (a)	117,015	115,763
Series 2016-8, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.56%, 5.88%, 3/25/2046 (a)	201,964	197,435
Series 2018-27, Class FJ, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 5.73%, 12/25/2047 (a)	142,814	138,360
Series 2018-45, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 5.73%, 6/25/2048 (a)	157,855	152,972

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Federal National Mortgage Association-Aces Series 2020-M49, Class 1A1, VRN, 1.26%, 11/25/2030 (a)	$1,005,823	$890,966
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,706,814)		7,290,340
U.S. TREASURY OBLIGATIONS — 31.2%
U.S. Treasury Bills 5.16%, 5/2/2024	10,000,000	9,954,681
U.S. Treasury Notes:
4.00%, 1/15/2027	22,000,000	21,740,469
4.25%, 1/31/2026	22,000,000	21,828,984
TOTAL U.S. TREASURY OBLIGATIONS (Cost $53,727,401)		53,524,134
MORTGAGE-BACKED SECURITIES — 12.1%
BLP Commercial Mortgage Trust Series 2024-IND2, Class A, 1 mo. USD Term SOFR + 1.34%, 6.67%, 3/15/2041 (a) (b)	250,000	249,808
BX Trust Series 2019-CALM, Class A, 1 mo. USD Term SOFR + 0.99%, 6.32%, 11/15/2032 (a) (b)	1,091,231	1,090,769
Citigroup Commercial Mortgage Trust Series 2016-P3, Class A4, 3.33%, 4/15/2049	270,000	257,863
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR8, Class 2A1A, CMO, 4.47%, 7/25/2037 (a)	2,942,967	2,397,390
Compass Datacenters Issuer II LLC Series 2024-1A, Class A1, 5.25%, 2/25/2049 (b)	500,000	489,500
Countrywide Alternative Loan Trust:
Series 2006-J7, Class 1A3, 6.25%, 11/25/2036	414,763	203,295
Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	232,495	122,446
CSMC Trust Series 2020-RPL3, Class A1, CMO, 4.08%, 3/25/2060 (a) (b)	743,973	740,778
Federal Home Loan Mortgage Corp. REMICS Series 4981, Class GF, 30 day USD SOFR Average + 0.51%, 5.83%, 6/25/2050 (a)	887,976	866,190
Security Description	Principal Amount	Value
Federal National Mortgage Association REMICS Series 2016-83, Class FK, 30 day USD SOFR Average + 0.61%, 5.93%, 11/25/2046 (a)	$787,733	$774,153
Great Wolf Trust Series 2024-WOLF, Class A, 1 mo. USD Term SOFR + 1.54%, 6.84%, 3/15/2039 (a) (b)	200,000	200,375
GS Mortgage Securities Trust Series 2013-GC13, Class AS, 3.84%, 7/10/2046 (a) (b)	243,995	230,448
Legacy Mortgage Asset Trust:
Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (b) (c)	350,436	345,775
Series 2021-GS2, Class A1, 1.75%, 4/25/2061 (b) (c)	293,832	284,750
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 5.76%, 11/25/2036 (a)	2,392,141	2,055,088
Med Trust Series 2021-MDLN, Class A, 1 mo. USD Term SOFR + 1.06%, 6.39%, 11/15/2038 (a) (b)	303,543	302,462
MFA Trust Series 2023-NQM3, Class A1, 6.62%, 7/25/2068 (b) (c)	627,376	629,740
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class AS, 4.00%, 7/15/2050 (a)	259,000	252,201
OBX Trust Series 2023-NQM10, Class A1, 6.47%, 10/25/2063 (b) (c)	764,499	768,793
PRPM LLC Series 2022-1, Class A1, 3.72%, 2/25/2027 (b) (c)	1,472,294	1,430,014
Residential Asset Securitization Trust Series 2006-A6, Class 1A4, CMO, IO, 6.00%, 7/25/2036	2,582,020	627,829
Residential Mortgage Loan Trust Series 2020-1, Class A1, 2.38%, 1/26/2060 (a) (b)	683,043	655,832
Verus Securitization Trust:
Series 2022-3, Class A1, 4.13%, 2/25/2067 (b) (c)	712,907	667,888
Series 2023-5, Class A1, 6.48%, 6/25/2068 (b) (c)	1,066,049	1,068,277
Series 2023-INV2, Class A1, 6.44%, 8/25/2068 (b) (c)	1,186,808	1,190,080
Series 2024-1, Class A1, 5.71%, 1/25/2069 (b) (c)	785,923	780,868
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR16, Class 2A1, CMO, 4.36%, 12/25/2036 (a)	1,688,621	1,502,387

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-8, Class 2CB3, CMO, 1 mo. USD Term SOFR + 0.52%, 5.50%, 10/25/2035 (a)	$259,274	$243,329
Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class A4, 3.54%, 5/15/2048	270,000	262,884
TOTAL MORTGAGE-BACKED SECURITIES (Cost $22,083,411)		20,691,212
COMMERCIAL MORTGAGE BACKED SECURITIES — 4.6%
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2, Class A2, 2.02%, 6/15/2054 (b)	139,000	129,187
AREIT Trust Series 2022-CRE6, Class A, 30 day USD SOFR Average + 1.25%, 6.57%, 1/20/2037 (a) (b)	89,407	88,818
Bank:
Series 2017-BNK6, Class XA, IO, 0.77%, 7/15/2060 (a)	976,178	21,113
Series 2020-BN26, Class XA, IO, VRN, 1.21%, 3/15/2063 (a)	1,283,782	67,213
Benchmark Mortgage Trust:
Series 2018-B1, Class XA, IO, 0.52%, 1/15/2051 (a)	1,549,460	23,134
Series 2019-B15, Class XA, IO, VRN, 0.81%, 12/15/2072 (a)	4,029,829	135,300
BPR Trust:
Series 2021-TY, Class A, 1 mo. USD Term SOFR + 1.16%, 6.49%, 9/15/2038 (a) (b)	192,000	190,848
Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.90%, 7.22%, 4/15/2037 (a) (b)	250,000	251,034
BX Commercial Mortgage Trust:
Series 2019-IMC, Class B, 1 mo. USD Term SOFR + 1.35%, 6.67%, 4/15/2034 (a) (b)	100,000	99,645
Series 2021-21M, Class A, 1 mo. USD Term SOFR + 0.84%, 6.17%, 10/15/2036 (a) (b)	122,160	121,130
Security Description	Principal Amount	Value
Series 2021-CIP, Class A, 1 mo. USD Term SOFR + 1.04%, 6.36%, 12/15/2038 (a) (b)	$250,000	$247,437
BXMT Ltd. Series 2021-FL4, Class A, 1 mo. USD Term SOFR + 1.16%, 6.49%, 5/15/2038 (a) (b)	132,873	126,654
Citigroup Commercial Mortgage Trust:
Series 2016-P3, Class A3, 3.06%, 4/15/2049	317,000	305,557
Series 2016-GC37, Class XA, IO, 1.65%, 4/10/2049 (a)	370,737	8,575
CLNC Ltd. Series 2019-FL1, Class AS, ABS, 1 mo. USD Term SOFR + 1.66%, 6.99%, 8/20/2035 (a) (b)	130,465	128,613
Cold Storage Trust Series 2020-ICE5, Class A, 1 mo. USD Term SOFR + 1.01%, 6.33%, 11/15/2037 (a) (b)	221,173	220,731
COMM Mortgage Trust:
Series 2014-UBS5, Class A3, 3.57%, 9/10/2047	141,318	140,710
Series 2015-DC1, Class A5, 3.35%, 2/10/2048	200,000	195,906
Series 2018-HCLV, Class A, 1 mo. USD Term SOFR + 1.30%, 6.62%, 9/15/2033 (a) (b)	70,000	65,999
Series 2015-CR25, Class XA, IO, 0.79%, 8/10/2048 (a)	1,048,520	8,263
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.07%, 6/15/2050 (a)	234,929	6,096
Series 2017-CX10, Class XA, IO, 0.75%, 11/15/2050 (a)	836,882	15,648
Series 2017-CX9, Class XA, IO, 0.61%, 9/15/2050 (a)	1,183,863	13,400
CSMC Trust Capital Certificates Series 2019-ICE4, Class B, 1 mo. USD Term SOFR + 1.28%, 6.60%, 5/15/2036 (a) (b)	224,442	224,275
DBJPM Mortgage Trust Series 2020-C9, Class A2, 1.90%, 8/15/2053	247,871	235,896
EQUS Mortgage Trust Series 2021-EQAZ, Class A, 1 mo. USD Term SOFR + 0.87%, 6.20%, 10/15/2038 (a) (b)	180,996	179,803
Extended Stay America Trust Series 2021-ESH, Class A, 1 mo. USD Term SOFR + 1.19%, 6.52%, 7/15/2038 (a) (b)	274,277	274,213

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
FS Rialto Issuer LLC Series 2019-FL1, Class A, 1 mo. USD Term SOFR + 1.31%, 6.64%, 12/16/2036 (a) (b)	$41,580	$41,329
GPMT Ltd. Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.36%, 6.69%, 7/16/2035 (a) (b)	173,763	171,600
Great Wolf Trust Series 2019-WOLF, Class A, 1 mo. USD Term SOFR + 1.35%, 6.67%, 12/15/2036 (a) (b)	58,836	58,727
GS Mortgage Securities Corportation Trust Series 2021-IP, Class A, 1 mo. USD Term SOFR + 1.06%, 6.39%, 10/15/2036 (a) (b)	181,000	178,405
GS Mortgage Securities Trust:
Series 2015-GC34, Class A4, 3.51%, 10/10/2048	225,000	215,038
Series 2017-GS7, Class XA, IO, 1.08%, 8/10/2050 (a)	369,344	9,591
Series 2020-GC47, Class XA, IO, VRN, 1.13%, 5/12/2053 (a)	2,107,584	107,858
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.60%, 5.92%, 4/15/2037 (a) (b)	183,541	174,669
Series 2016-JP4, Class XA, IO, 0.57%, 12/15/2049 (a)	1,327,550	15,302
JPMBB Commercial Mortgage Securities Trust Series 2014-C25, Class B, VRN, 4.35%, 11/15/2047 (a)	150,000	137,937
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class XA, IO, VRN, 1.47%, 6/13/2052 (a)	1,063,239	55,575
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5, Class AS, 1 mo. USD Term SOFR + 1.31%, 6.64%, 7/15/2036 (a) (b)	138,000	135,780
MHP Trust Series 2022-MHIL, Class A, 1 mo. USD Term SOFR + 0.81%, 6.14%, 1/15/2027 (a) (b)	143,123	141,879
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class AS, 4.09%, 6/15/2047	201,000	199,182
Series 2014-C19, Class LNCX, IO, 0.60%, 12/15/2046 (a) (b)	1,111,572	1,311
Security Description	Principal Amount	Value
Morgan Stanley Capital I Trust:
Series 2019-PLND, Class B, 1 mo. USD Term SOFR + 1.41%, 6.74%, 5/15/2036 (a) (b)	$163,000	$145,310
Series 2019-PLND, Class D, 1 mo. USD Term SOFR + 1.86%, 7.19%, 5/15/2036 (a) (b)	127,000	95,630
Series 2021-L6, Class A2, 2.13%, 6/15/2054 (a)	151,000	140,304
Series 2016-UB12, Class XA, IO, 0.65%, 12/15/2049 (a)	1,308,254	17,288
MSC Trust Series 2021-ILP, Class A, 1 mo. USD Term SOFR + 0.89%, 6.22%, 11/15/2036 (a) (b)	180,403	178,957
Natixis Commercial Mortgage Securities Trust Series 2018-FL1, Class A, 8.50%, 6/15/2035 (a) (b)	14,487	13,396
Ready Capital Mortgage Financing LLC Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.31%, 6.64%, 11/25/2036 (a) (b)	277,311	275,936
SREIT Trust Series 2021-MFP, Class A, 1 mo. USD Term SOFR + 0.85%, 6.17%, 11/15/2038 (a) (b)	173,192	172,316
Starwood Ltd. Series 2019-FL1, Class AS, 1 mo. USD Term SOFR + 1.51%, 6.84%, 7/15/2038 (a) (b)	100,000	98,606
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.52%, 6/15/2050 (a)	577,689	20,718
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (b)	214,841	202,373
Wells Fargo Commercial Mortgage Trust:
Series 2021-C60, Class A2, 2.04%, 8/15/2054	151,000	140,832
Series 2021-SAVE, Class A, 1 mo. USD Term SOFR + 1.26%, 6.59%, 2/15/2040 (a) (b)	57,265	56,814
Series 2021-SAVE, Class B, 1 mo. USD Term SOFR + 1.56%, 6.89%, 2/15/2040 (a) (b)	80,000	78,989
Series 2022-ONL, Class A, 3.86%, 12/15/2039 (b)	500,000	466,372
Series 2019-C51, Class XA, IO, VRN, 1.28%, 6/15/2052 (a)	876,827	46,520

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-C52, Class XA, IO, VRN, 1.59%, 8/15/2052 (a)	$2,786,129	$161,536
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class AS, 3.89%, 8/15/2047	250,000	239,475
Series 2014-C23, Class AS, VRN, 4.21%, 10/15/2057 (a)	235,000	224,114
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $9,071,977)		7,944,867
SENIOR FLOATING RATE LOANS — 5.2%
ADVERTISING SERVICES — 0.1%
Lamar Media Corp. 2020 Term Loan B, 1 mo. USD Term SOFR + 1.50%, 6.93%, 2/5/2027 (a)	175,000	175,000
AIRLINES — 0.1% (d)
Mileage Plus Holdings LLC 2020 Term Loan B, 3 mo. USD Term SOFR + 5.25%, 10.73%, 6/21/2027 (a)	69,333	71,484
BUILDING PRODUCTS — 0.1%
Ingersoll-Rand Services Co. 2020 USD Spinco Term Loan, 1 mo. USD Term SOFR + 1.75%, 7.08%, 3/1/2027 (a)	83,430	83,699
Installed Building Product, Inc. 2024 Term Loan B (e)	40,000	40,138
		123,837
CHEMICALS — 0.4%
Axalta Coating Systems U.S. Holdings, Inc. 2024 Term Loan B6, 3 mo. USD Term SOFR + 2.00%, 7.33%, 12/20/2029 (a)	270,849	271,574
Element Solutions, Inc. 2023 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.33%, 12/18/2030 (a)	279,300	279,882
H.B. Fuller Co. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.33%, 2/15/2030 (a)	125,000	125,437
		676,893
COMMERCIAL SERVICES — 0.2%
APi Group DE, Inc. 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 2.50%, 7.94%, 1/3/2029 (a)	115,000	115,384
Security Description	Principal Amount	Value
Trans Union LLC 2019 Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 7.18%, 11/16/2026 (a)	$184,371	$184,507
Vestis Corp. Term Loan, 3 mo. USD Term SOFR + 2.25%, 7.58%, 2/22/2031 (a)	50,000	50,062
		349,953
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Aramark Services, Inc. 2023 Term Loan B6, 1 mo. USD Term SOFR + 2.00%, 7.33%, 6/22/2030 (a)	79,400	79,533
CONTAINERS & PACKAGING — 0.1%
Berry Global, Inc. 2023 Term Loan AA, 1 mo. USD Term SOFR + 1.75%, 7.18%, 7/1/2029 (a)	234,412	234,581
DISTRIBUTION/WHOLESALE — 0.3%
American Builders & Contractors Supply Co., Inc. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.33%, 1/31/2031 (a)	270,000	270,379
Resideo Funding, Inc. 2021 Term Loan, 1 mo. USD Term SOFR + 2.25%, 7.68%, 2/11/2028 (a)	291,729	292,186
		562,565
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Focus Financial Partners LLC 2021 Term Loan B4 (e)	34,208	34,119
Setanta Aircraft Leasing Designated Activity Co. Term Loan B, 3 mo. USD Term SOFR + 2.00%, 7.56%, 11/5/2028 (a)	250,000	250,799
Walker & Dunlop, Inc. 2021 Term Loan, 1 mo. USD Term SOFR + 2.25%, 7.68%, 12/16/2028 (a)	39,100	39,051
		323,969
ELECTRICAL EQUIPMENT — 0.1%
Energizer Holdings, Inc. 2020 Term Loan, 1 mo. USD Term SOFR + 2.25%, 7.69%, 12/22/2027 (a)	173,966	174,096
ENTERTAINMENT — 0.4%
Flutter Financing BV Term Loan B, 3 mo. USD Term SOFR + 2.25%, 7.66%, 11/25/2030 (a)	309,225	309,914

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
WMG Acquisition Corp. 2024 Term Loan I, 1 mo. USD Term SOFR + 2.00%, 7.33%, 1/24/2031 (a)	$277,767	$277,767
		587,681
ENVIRONMENTAL CONTROL — 0.1%
Clean Harbors, Inc. 2023 Term Loan (e)	84,783	85,048
FORESTRY — 0.2%
Asplundh Tree Expert LLC 2021 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 7.18%, 9/7/2027 (a)	413,224	413,799
HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Avantor Funding, Inc. 2024 Term Loan, 1 mo. USD Term SOFR + 2.00%, 7.43%, 11/8/2027 (a)	180,000	180,000
Catalent Pharma Solutions, Inc. 2021 Term Loan B3, 1 mo. USD Term SOFR + 2.00%, 7.44%, 2/22/2028 (a)	173,037	173,145
ICON Luxembourg SARL 2024 LUX Term Loan B, 3 mo. USD Term SOFR + 2.00%, 7.31%, 7/3/2028 (a)	220,150	220,938
IQVIA, Inc. 2023 USD Term Loan B4, 3 mo. USD Term SOFR + 2.00%, 7.31%, 1/2/2031 (a)	249,375	250,867
PRA Health Sciences, Inc. 2024 US Term Loan B, 3 mo. USD Term SOFR + 2.00%, 7.33%, 7/3/2028 (a)	54,850	55,047
		879,997
HOTELS, RESTAURANTS & LEISURE — 0.0% (d)
Wyndham Hotels & Resorts, Inc. 2023 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.68%, 5/24/2030 (a)	34,825	34,988
HOUSEHOLD PRODUCTS — 0.2%
Reynolds Consumer Products LLC Term Loan, 1 mo. USD Term SOFR + 1.75%, 7.18%, 2/4/2027 (a)	356,979	358,013
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
Calpine Corp. Term Loan B9, 1 mo. USD Term SOFR + 2.00%, 7.33%, 1/31/2031 (a)	85,000	84,619
Security Description	Principal Amount	Value
Calpine Corp. 2024 Term Loan B10 (e)	$15,000	$14,926
NRG Energy, Inc. 2024 Term Loan (e)	230,000	229,858
Vistra Operations Co. LLC 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 2.00%, 7.33%, 12/20/2030 (a)	364,415	364,473
		693,876
IT SERVICES — 0.2%
Fleetcor Technologies Operating Co. LLC 2021 Term Loan B4, 1 mo. USD Term SOFR + 1.75%, 7.18%, 4/28/2028 (a)	413,323	413,466
LODGING — 0.2%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4, 1 mo. USD Term SOFR + 2.00%, 7.43%, 11/8/2030 (a)	75,000	75,241
Marriott Ownership Resorts, Inc. 2024 Term Loan B (e)	220,000	219,450
		294,691
MACHINERY — 0.0% (d)
Ali Group North America Corp. 2021 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.44%, 7/30/2029 (a)	67,056	67,150
PHARMACEUTICALS — 0.2%
Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B (e)	317,822	308,425
PIPELINES — 0.0% (d)
Buckeye Partners LP 2024 Term Loan B3, 1 mo. USD Term SOFR + 2.00%, 7.33%, 11/1/2026 (a)	40,000	40,120
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
Iron Mountain, Inc. 2018 Term Loan B, 1 mo. USD Term SOFR + 1.75% 7.19%, 1/2/2026 (a)	412,920	413,091
RETAIL — 0.4%
1011778 BC Unlimited Liability Co. 2023 Term Loan B5, 1 mo. USD Term SOFR + 2.25%, 7.58%, 9/20/2030 (a)	259,350	259,512
Beacon Roofing Supply, Inc. 2024 Term Loan B (e)	130,000	130,281
KFC Holding Co. 2021 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 7.19%, 3/15/2028 (a)	270,555	270,736
		660,529

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFTWARE — 0.5%
Gen Digital, Inc. 2022 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.43%, 9/12/2029 (a)	$176,979	$177,121
Go Daddy Operating Co. LLC 2024 Term Loan B6, 1 mo. USD Term SOFR + 2.00%, 7.33%, 11/9/2029 (a)	314,212	314,378
SS&C Technologies, Inc. 2018 Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 7.19%, 4/16/2025 (a)	299,609	299,980
		791,479
TOTAL SENIOR FLOATING RATE LOANS (Cost $8,790,832)		8,814,264
	Shares
SHORT-TERM INVESTMENT — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (f) (g) (Cost $4,062,272)	4,062,272	4,062,272
TOTAL INVESTMENTS — 100.3% (Cost $175,165,214)		171,903,369
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(597,974)
NET ASSETS — 100.0%		$171,305,395

(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 36.1% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2024. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	Position is unsettled. Contract rate was not determined at March 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2024.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$27,385,000	$—	$27,385,000
Asset-Backed Securities	—	41,702,148	—	41,702,148
Foreign Government Obligations	—	489,132	—	489,132
U.S. Government Agency Obligations	—	7,290,340	—	7,290,340
U.S. Treasury Obligations	—	53,524,134	—	53,524,134
Mortgage-Backed Securities	—	20,691,212	—	20,691,212
Commercial Mortgage Backed Securities	—	7,944,867	—	7,944,867
Senior Floating Rate Loans	—	8,814,264	—	8,814,264
Short-Term Investment	4,062,272	—	—	4,062,272
TOTAL INVESTMENTS	$4,062,272	$167,841,097	$—	$171,903,369
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,869,754	$3,869,754	$50,839,104	$50,646,586	$—	$—	4,062,272	$4,062,272	$163,909
See accompanying notes to Schedule of Investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
DOMESTIC FIXED INCOME — 100.0%
SPDR Bloomberg 1-3 Month T-Bills ETF (a)	235,776	$21,644,237
SPDR Bloomberg High Yield Bond ETF (a)(b)	224,564	21,378,493
SPDR Bloomberg International Treasury Bond ETF (a)(b)	646,322	14,374,201
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	37,479	1,225,189
SPDR Portfolio Intermediate Term Treasury ETF (a)(b)	2,496,170	70,342,071
SPDR Portfolio Long Term Corporate Bond ETF (a)(b)	470,952	10,944,924
SPDR Portfolio Long Term Treasury ETF (a)	527,594	14,740,976
SPDR Portfolio Mortgage-Backed Bond ETF (a)(b)	3,114,104	67,638,339
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $223,451,824)		222,288,430
SHORT-TERM INVESTMENTS — 23.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (c)(d)	50,594	50,594
State Street Navigator Securities Lending Portfolio II (e)(f)	52,949,185	52,949,185
TOTAL SHORT-TERM INVESTMENTS (Cost $52,999,779)		$52,999,779
TOTAL INVESTMENTS — 123.8% (Cost $276,451,603)		275,288,209
LIABILITIES IN EXCESS OF OTHER ASSETS — (23.8)%		(52,969,399)
NET ASSETS — 100.0%		$222,318,810

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$222,288,430	$—	$—	$222,288,430
Short-Term Investments	52,999,779	—	—	52,999,779
TOTAL INVESTMENTS	$275,288,209	$—	$—	$275,288,209
See accompanying notes to Schedule of Investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
SPDR Bloomberg 1-3 Month T-Bills ETF	127,586	$11,714,947	$28,305,874	$18,397,063	$(2,181)	$22,660	235,776	$21,644,237	$148,986
SPDR Bloomberg High Yield Bond ETF	98,180	9,035,505	23,031,760	10,856,481	(124,455)	292,164	224,564	21,378,493	380,971
SPDR Bloomberg International Treasury Bond ETF	558,817	12,601,323	21,699,810	19,711,853	(9,893)	(205,186)	646,322	14,374,201	108,756
SPDR Portfolio Intermediate Term Corporate Bond ETF	434,649	13,956,579	23,020,968	35,986,308	145,997	87,953	37,479	1,225,189	545,115
SPDR Portfolio Intermediate Term Treasury ETF	1,951,784	55,215,969	61,995,959	46,701,429	(732,013)	563,585	2,496,170	70,342,071	1,760,467
SPDR Portfolio Long Term Corporate Bond ETF	265,123	6,166,761	13,108,208	8,307,427	(125,425)	102,807	470,952	10,944,924	211,379
SPDR Portfolio Long Term Treasury ETF	623,115	18,631,139	19,123,492	21,974,441	(2,189,519)	1,150,305	527,594	14,740,976	370,383
SPDR Portfolio Mortgage Backed Bond ETF	2,371,611	51,961,997	40,875,738	24,533,698	(1,472,895)	807,197	3,114,104	67,638,339	1,407,761
State Street Institutional U.S. Government Money Market Fund, Class G Shares	300,805	300,805	2,077,874	2,328,085	—	—	50,594	50,594	12,639
State Street Navigator Securities Lending Portfolio II	48,283,244	48,283,244	840,099,351	835,433,410	—	—	52,949,185	52,949,185	308,327
Total		$227,868,269	$1,073,339,034	$1,024,230,195	$(4,510,384)	$2,821,485		$275,288,209	$5,254,784
See accompanying notes to Schedule of Investments.

SPDR SSGA US SECTOR ROTATION ETF
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC EQUITY — 99.9%
The Consumer Discretionary Select Sector SPDR Fund (a)(b)	288,982	$53,140,900
The Communication Services Select Sector SPDR Fund (a)(b)	1,112,736	90,866,022
The Consumer Staples Select Sector SPDR Fund (a)(b)	116,962	8,931,218
The Energy Select Sector SPDR Fund (a)	165,360	15,611,638
The Financial Select Sector SPDR Fund (a)(b)	1,342,691	56,554,145
The Health Care Select Sector SPDR Fund (a)(b)	341,335	50,425,420
The Industrial Select Sector SPDR Fund (a)(b)	410,667	51,727,615
The Technology Select Sector SPDR Fund (a)(b)	787,620	164,037,617
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $418,286,654)		491,294,575
SHORT-TERM INVESTMENTS — 12.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (c)(d)	705,169	705,169
State Street Navigator Securities Lending Portfolio II (e)(f)	58,077,109	58,077,109
TOTAL SHORT-TERM INVESTMENTS (Cost $58,782,278)		$58,782,278
TOTAL INVESTMENTS — 111.9% (Cost $477,068,932)		550,076,853
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.9)%		(58,280,683)
NET ASSETS — 100.0%		$491,796,170

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$491,294,575	$—	$—	$491,294,575
Short-Term Investments	58,782,278	—	—	58,782,278
TOTAL INVESTMENTS	$550,076,853	$—	$—	$550,076,853
See accompanying notes to Schedule of Investments.

SPDR SSGA US SECTOR ROTATION ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	385,530	$385,530	$5,855,665	$5,536,026	$—	$—	705,169	$705,169	$23,616
State Street Navigator Securities Lending Portfolio II	91,543,951	91,543,951	1,713,204,759	1,746,671,601	—	—	58,077,109	58,077,109	200,752
The Communication Services Select Sector SPDR Fund	96,107	6,254,643	110,417,395	35,765,467	2,333,084	7,626,367	1,112,736	90,866,022	435,602
The Consumer Discretionary Select Sector SPDR Fund	295,657	50,205,515	91,525,464	89,752,923	1,267,024	(104,180)	288,982	53,140,900	303,612
The Consumer Staples Select Sector SPDR Fund	421,950	31,296,031	91,028,956	114,173,827	18,984	761,074	116,962	8,931,218	488,069
The Energy Select Sector SPDR Fund	167,682	13,610,748	27,431,736	27,003,351	246,714	1,325,791	165,360	15,611,638	418,574
The Financial Select Sector SPDR Fund	—	—	97,326,226	52,856,872	2,280,347	9,804,444	1,342,691	56,554,145	590,104
The Health Care Select Sector SPDR Fund	462,115	61,336,524	96,677,729	111,011,449	1,380,609	2,042,007	341,335	50,425,420	416,127
The Industrial Select Sector SPDR Fund	649,374	69,690,818	66,685,151	92,787,249	4,842,266	3,296,629	410,667	51,727,615	514,826
The Materials Select Sector SPDR Fund	—	—	41,177,550	40,394,490	(783,060)	—	—	—	50,090
The Technology Select Sector SPDR Fund	382,122	66,435,731	116,732,360	45,059,275	5,363,561	20,565,240	787,620	164,037,617	760,867
Total		$390,759,491	$2,458,062,991	$2,361,012,530	$16,949,529	$45,317,372		$550,076,853	$4,202,239
See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.7%
ALABAMA — 2.5%
Black Belt Energy Gas District Revenue, AL Series B, 4.00%, 10/1/2052 (a)	$500,000	$502,622
County of Jefferson Sewer Revenue, AL 5.25%, 10/1/2040	200,000	222,850
Southeast Energy Authority A Cooperative District Revenue, AL Series B, 4.00%, 12/1/2051 (a)	500,000	496,786
		1,222,258
ARIZONA — 1.1%
Maricopa County Industrial Development Authority Revenue, AZ AMT, 4.00%, 10/15/2047 (b)	100,000	89,964
Maricopa County Pollution Control Corp. Revenue, AZ Series B, 0.88%, 6/1/2043 (a)	500,000	450,826
		540,790
ARKANSAS — 1.1%
Arkansas Development Finance Authority Revenue, AR AMT, 5.45%, 9/1/2052	525,000	535,780
CALIFORNIA — 7.9%
Anaheim Public Financing Authority Revenue, CA Series C, AGM, Zero Coupon, 9/1/2036 (c)	320,000	215,649
California Community Choice Financing Authority Revenue, CA Series E-1, 5.00%, 2/1/2054 (a)	500,000	535,091
California Housing Finance Agency Revenue, CA Series 2021-1, 3.50%, 11/20/2035	171,644	160,891
City & County of San Francisco Special Tax District No., Special Tax Revenue, CA Series B, 5.75%, 9/1/2053 (b)	350,000	359,286
City of Long Beach Marina System Revenue, CA 5.00%, 5/15/2040	750,000	752,587
Municipal Improvement Corp. of Los Angeles Revenue, CA Series A, 1.45%, 11/1/2027	540,000	483,939
Norman Y Mineta San Jose International Airport SJC Revenue, CA Series A, AMT, 5.00%, 3/1/2037	210,000	216,683
Orange County Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 8/15/2037	250,000	265,144
Security Description	Principal Amount	Value
Palomar Health, General Obligation, CA Series A, AGC, Zero Coupon, 8/1/2027 (c)	$100,000	$89,645
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA Series H, AMT, 5.00%, 5/1/2028	175,000	185,299
University of California Revenue, CA Series BI, 1.37%, 5/15/2028	595,000	525,783
		3,789,997
COLORADO — 3.3%
City & County of Denver Airport System Revenue, CO Series B2, AMT, 5.00%, 11/15/2031 (a)	400,000	406,502
Colorado Health Facilities Authority Revenue, CO Series A-1, 4.00%, 8/1/2037	200,000	196,109
Denver Convention Center Hotel Authority Revenue, CO 5.00%, 12/1/2030	400,000	411,201
Park Creek Metropolitan District Revenue, CO Series A, 5.00%, 12/1/2024	575,000	577,507
		1,591,319
CONNECTICUT — 1.7%
South Central Connecticut Regional Water Authority Revenue, CT Series B, 5.00%, 8/1/2037	125,000	129,710
State of Connecticut, General Obligation, CT Series F, 5.00%, 11/15/2041	610,000	683,927
		813,637
DISTRICT OF COLUMBIA — 0.7%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC Series B, 4.00%, 10/1/2038	305,000	307,654
FLORIDA — 6.1%
County of Miami-Dade Aviation Revenue, FL Series A, AMT, 5.00%, 10/1/2029	210,000	210,905
County of Miami-Dade Seaport Department Revenue, FL Series A, AMT, 5.00%, 10/1/2038	375,000	404,641
County of Miami-Dade Water & Sewer System Revenue, FL 3.00%, 10/1/2036	530,000	487,231
Crosswinds East Community Development District, Special Assessment, FL 5.50%, 5/1/2044	135,000	136,671
Florida Development Finance Corp. Revenue, FL:
AMT, 6.13%, 7/1/2032 (a) (b)	300,000	306,062

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, AMT, 8.00%, 7/1/2057 (a) (b)	$540,000	$572,400
Series C, 8.25%, 7/1/2057 (a) (b)	525,000	524,833
Preserve at South Branch Community Development District, Special Assessment, FL 4.00%, 11/1/2039	300,000	282,588
		2,925,331
GEORGIA — 2.6%
Main Street Natural Gas, Inc. Revenue, GA Series E-1, 5.00%, 12/1/2053 (a)	600,000	640,908
Municipal Electric Authority of Georgia Revenue, GA Series B, 5.00%, 1/1/2048	605,000	613,897
		1,254,805
GUAM — 0.7%
Territory of Guam Revenue, GU Series A, 5.00%, 11/1/2035	300,000	319,049
HAWAII — 1.9%
State of Hawaii, General Obligation, HI Series EY, 5.00%, 10/1/2027	905,000	926,382
IDAHO — 0.2%
Spring Valley Community Infrastructure District No. 1, Special Assessment, ID 6.25%, 9/1/2053 (b)	100,000	101,077
ILLINOIS — 7.5%
Chicago Board of Education, General Obligation, IL:
Series A, 5.00%, 12/1/2035	300,000	316,587
Series A, 5.00%, 12/1/2036	300,000	314,434
Chicago O'Hare International Airport Revenue, IL:
BAM, 5.00%, 1/1/2038	250,000	274,745
Series B, 5.00%, 1/1/2029	160,000	161,831
Illinois Finance Authority Revenue, IL 5.00%, 7/1/2039	230,000	249,696
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2029	360,000	375,643
Northern Illinois University Revenue, IL Series B, BAM, 4.00%, 4/1/2037 (c)	345,000	346,360
State of Illinois Sales Tax Revenue, IL Series C, 5.00%, 6/15/2026	565,000	586,561
State of Illinois, General Obligation, IL:
Series D, 3.25%, 11/1/2026	100,000	98,418
Series A, 4.00%, 3/1/2038	730,000	732,301
Series A, 5.00%, 12/1/2031	150,000	159,031
		3,615,607
Security Description	Principal Amount	Value
IOWA — 0.4%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (a)	$200,000	$208,475
KANSAS — 0.6%
City of Olathe, General Obligation, KS Series 234, 3.00%, 10/1/2031	300,000	286,357
KENTUCKY — 0.9%
Kentucky Economic Development Finance Authority Revenue, KY Series A, 4.25%, 7/1/2035	450,000	448,605
LOUISIANA — 3.6%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA Series B, 5.00%, 8/15/2025	250,000	254,975
Louisiana Offshore Terminal Authority Revenue, LA Series 2007A, 4.15%, 9/1/2027	250,000	251,997
Louisiana Public Facilities Authority Revenue, LA Series A, 4.00%, 4/1/2039	320,000	322,840
Louisiana Stadium & Exposition District Revenue, LA Series A, 5.00%, 7/1/2039	800,000	900,023
		1,729,835
MARYLAND — 1.0%
State of Maryland Department of Transportation Revenue, MD:
Series B, AMT, 5.00%, 8/1/2030	200,000	219,253
Series B, AMT, 5.00%, 8/1/2031	250,000	277,399
		496,652
MICHIGAN — 5.6%
Michigan Finance Authority Revenue, MI:
5.00%, 11/1/2034	110,000	118,434
5.50%, 12/1/2026	700,000	715,746
Michigan State Housing Development Authority Revenue, MI Series A, 4.70%, 12/1/2043	750,000	758,799
Southfield Public Schools, General Obligation, MI 5.00%, 5/1/2046	1,000,000	1,095,827
		2,688,806
MINNESOTA — 1.0%
Duluth Economic Development Authority Revenue, MN Series A, 4.00%, 6/15/2037	380,000	376,986
State of Minnesota, General Obligation, MN Series A, 5.00%, 8/1/2035	100,000	109,535
		486,521

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
MISSOURI — 3.5%
City of Kansas City Sanitary Sewer System Revenue, MO Series A, 4.00%, 1/1/2036	$600,000	$600,415
City of St. Louis Airport Revenue, MO Series C, 5.00%, 7/1/2029	100,000	110,497
Park Hill School District of Platte County, General Obligation, MO 3.00%, 3/1/2032	1,000,000	965,801
		1,676,713
NEBRASKA — 0.6%
Central Plains Energy Project Revenue, NE Series A, 5.00%, 5/1/2054 (a)	275,000	290,825
NEVADA — 1.1%
Las Vegas Valley Water District, General Obligation, NV 5.00%, 6/1/2039	500,000	502,875
NEW JERSEY — 3.7%
New Jersey Economic Development Authority Revenue, NJ 5.00%, 6/15/2031	1,000,000	1,106,632
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series A, 5.00%, 6/15/2025	245,000	249,399
Series BB, 5.00%, 6/15/2040	380,000	427,689
		1,783,720
NEW MEXICO — 2.1%
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2039	1,000,000	994,580
NEW YORK — 5.2%
City of New York, General Obligation, NY Series A-1, 4.00%, 8/1/2037	1,020,000	1,061,306
New York City Industrial Development Agency Revenue, NY Series A, AGM, 3.00%, 3/1/2036 (c)	795,000	746,452
New York State Dormitory Authority Revenue, NY Series B, 5.00%, 2/15/2034	300,000	303,308
New York Transportation Development Corp. Revenue, NY AMT, 6.00%, 4/1/2035	250,000	283,509
Triborough Bridge & Tunnel Authority Revenue, NY Series A, 5.00%, 11/1/2025	85,000	87,415
		2,481,990
OHIO — 2.4%
State of Ohio Revenue, OH:
Series A, 3.25%, 1/1/2035	580,000	551,842
Security Description	Principal Amount	Value
Series B, 3.90%, 1/15/2045 (a)	$320,000	$320,000
Series C, 3.90%, 1/15/2045 (a)	300,000	300,000
		1,171,842
OKLAHOMA — 1.7%
Oklahoma County Finance Authority Revenue, OK 4.00%, 9/1/2038	500,000	513,853
Oklahoma Development Finance Authority Revenue, OK Series B, 5.00%, 8/15/2038	300,000	306,437
		820,290
OREGON — 5.7%
Medford Hospital Facilities Authority Revenue, OR Series A, 5.00%, 8/15/2032	900,000	996,783
Port of Portland Airport Revenue, OR AMT, 4.00%, 7/1/2026 (a)	1,000,000	1,000,000
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation, OR Series A, 5.00%, 6/15/2038	695,000	757,281
		2,754,064
PENNSYLVANIA — 4.5%
City of Philadelphia Airport Revenue, PA Series B, AMT, 5.00%, 7/1/2032	750,000	782,568
Commonwealth Financing Authority Revenue, PA AGM, 4.00%, 6/1/2039 (c)	550,000	553,077
Pennsylvania Turnpike Commission Revenue, PA Series B, 5.00%, 12/1/2031	800,000	821,386
		2,157,031
TENNESSEE — 1.0%
New Memphis Arena Public Building Authority Revenue, TN Zero Coupon, 4/1/2030 (d)	530,000	487,440
TEXAS — 6.7%
Austin Independent School District, General Obligation, TX 5.00%, 8/1/2036	500,000	581,556
Central Texas Turnpike System Revenue, TX Series B, 5.00%, 8/15/2037	525,000	527,261
Forney Independent School District, General Obligation, TX Series B, 5.00%, 8/15/2039 (c)	425,000	473,261
Harris County-Houston Sports Authority Revenue, TX Series A, 5.00%, 11/15/2029	505,000	508,633
New Hope Cultural Education Facilities Finance Corp. Revenue, TX Series A1, 5.50%, 1/1/2057	465,000	381,342

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Texas Municipal Power Agency Revenue, TX AGM, 3.00%, 9/1/2039 (c)	$250,000	$220,251
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX AMT, 5.50%, 12/31/2058	500,000	546,194
		3,238,498
UTAH — 3.9%
City of Salt Lake City Airport Revenue, UT Series A, AMT, 5.25%, 7/1/2038	375,000	419,742
Utah Telecommunication Open Infrastructure Agency Revenue, UT 4.38%, 6/1/2040	750,000	771,947
Vineyard Redevelopment Agency, Special Obligation, UT:
AGM, 5.00%, 5/1/2024 (c)	350,000	350,289
AGM, 5.00%, 5/1/2027 (c)	325,000	342,641
		1,884,619
VIRGINIA — 1.8%
Isle Wight County Industrial Development Authority Revenue, VA AGM, 5.25%, 7/1/2048	345,000	377,170
Virginia Small Business Financing Authority Revenue, VA:
AMT, 5.00%, 6/30/2039	125,000	132,323
AMT, 5.00%, 12/31/2039	355,000	375,797
		885,290
WASHINGTON — 3.0%
Energy Northwest Revenue, WA Series A, 5.00%, 7/1/2039	300,000	342,859
Port of Seattle Revenue, WA Series C, AMT, 5.00%, 4/1/2035	750,000	751,586
State of Washington, General Obligation, WA Series 2017-A, 5.00%, 8/1/2029	150,000	156,061
Washington Health Care Facilities Authority Revenue, WA 5.00%, 8/15/2037	200,000	203,298
		1,453,804
WISCONSIN — 2.4%
Public Finance Authority Revenue, WI Series A, 6.00%, 6/15/2052	250,000	240,456
Wisconsin Health & Educational Facilities Authority Revenue, WI Series A, 3.00%, 10/15/2037	425,000	369,497
Security Description	Principal Amount	Value
Wisconsin Housing & Economic Development Authority Housing Revenue, WI Series A, 2.05%, 11/1/2036	$700,000	$548,562
		1,158,515
TOTAL MUNICIPAL BONDS & NOTES (Cost $48,804,075)		48,031,033
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (e) (f) (Cost $120,302)	120,302	120,302
TOTAL INVESTMENTS — 99.9% (Cost $48,924,377)		48,151,335
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		40,320
NET ASSETS — 100.0%		$48,191,655
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.1% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	5.1%
Permanent School Fund Guaranteed	1.0%
Build America Mutual Assurance Company	0.7%
Assured Guaranty Corp.	0.2%
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2024. Maturity date shown is the final maturity.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2024.
AMT	Alternative Minimum Tax

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$48,031,033	$—	$48,031,033
Short-Term Investment	120,302	—	—	120,302
TOTAL INVESTMENTS	$120,302	$48,031,033	$—	$48,151,335

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	167,594	$167,594	$12,079,056	$12,126,348	$—	$—	120,302	$120,302	$18,649
See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.9%
ALABAMA — 2.1%
Black Belt Energy Gas District Revenue, AL Series C, 5.50%, 10/1/2054 (a)	$600,000	$656,898
County of Jefferson Sewer Revenue, AL 5.25%, 10/1/2040	180,000	200,565
		857,463
ARIZONA — 0.6%
City of Phoenix Civic Improvement Corp. Revenue, AZ Series D, 5.00%, 7/1/2030	215,000	228,668
CALIFORNIA — 4.9%
California Community Choice Financing Authority Revenue, CA Series D, 5.50%, 5/1/2054 (a)	600,000	641,386
Compton Unified School District, General Obligation, CA Series B, BAM, 4.00%, 6/1/2032 (b)	175,000	179,840
Folsom Ranch Financing Authority, Special Tax Revenue, CA 5.00%, 9/1/2029	145,000	153,504
Los Angeles Department of Water & Power Revenue, CA Series E, 5.00%, 7/1/2039	600,000	601,947
Orange County Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 8/15/2052	200,000	202,863
San Mateo Foster City Public Financing Authority Revenue, CA 4.00%, 8/1/2035	175,000	184,687
		1,964,227
COLORADO — 1.3%
Regional Transportation District Revenue, CO Series A, 5.00%, 7/15/2027	500,000	523,823
CONNECTICUT — 6.1%
Connecticut State Health & Educational Facilities Authority Revenue, CT Series L, 5.00%, 7/1/2047	600,000	631,907
State of Connecticut Special Tax Revenue, CT Series A, 4.00%, 5/1/2039	460,000	473,965
State of Connecticut, General Obligation, CT Series F, 5.00%, 11/15/2041	610,000	683,927
Steel Point Infrastructure Improvement District, Special Obligation, CT 4.00%, 4/1/2031 (c)	300,000	282,891
Security Description	Principal Amount	Value
University of Connecticut Revenue, CT Series A, 5.00%, 4/15/2026	$380,000	$394,540
		2,467,230
DELAWARE — 0.4%
Delaware Transportation Authority Revenue, DE 3.25%, 7/1/2025	180,000	179,256
DISTRICT OF COLUMBIA — 1.8%
District of Columbia Revenue, DC Series A, AMT, 5.00%, 8/31/2026	700,000	721,359
FLORIDA — 8.2%
City of Gainesville Utilities System Revenue, FL Series A, 5.00%, 10/1/2025	290,000	297,387
City of Pompano Beach Revenue, FL 3.50%, 9/1/2030	250,000	238,345
City of Tallahassee Utility System Revenue, FL 5.00%, 10/1/2037	560,000	562,933
Florida Development Finance Corp. Revenue, FL:
4.00%, 11/15/2034	385,000	403,772
Series A, 4.00%, 6/15/2042	500,000	453,816
Series A, AMT, 8.00%, 7/1/2057 (a) (c)	300,000	318,000
Series C, 8.25%, 7/1/2057 (a) (c)	290,000	289,908
Miami-Dade County Expressway Authority Revenue, FL Series A, 5.00%, 7/1/2025	100,000	100,283
Orlando Utilities Commission Revenue, FL Series A, 5.00%, 10/1/2027	150,000	160,799
Palm Beach County Health Facilities Authority Revenue, FL 5.00%, 11/15/2032	100,000	103,542
Somerset Community Development District, Special Assessment, FL:
4.00%, 5/1/2032	200,000	192,888
4.20%, 5/1/2037	200,000	187,880
		3,309,553
IDAHO — 2.4%
Idaho Housing & Finance Association Revenue, ID Series A, 4.00%, 8/15/2048	1,000,000	973,909
ILLINOIS — 7.9%
Chicago O'Hare International Airport Revenue, IL:
BAM, 5.00%, 1/1/2038 (b)	250,000	274,745
Series C, AMT, 5.00%, 1/1/2034	400,000	445,538
City of Chicago, General Obligation, IL Series A, 5.50%, 1/1/2039	275,000	303,336

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Cook County Community College District No. 508, General Obligation, IL BAM, 5.00%, 12/1/2040 (b)	$500,000	$546,632
Illinois Finance Authority Revenue, IL:
5.00%, 7/1/2036	270,000	304,232
Series C, 5.00%, 8/15/2035	410,000	416,781
Illinois State Toll Highway Authority Revenue, IL:
Series B, 5.00%, 1/1/2036	600,000	600,000
Series B, 5.00%, 1/1/2027	140,000	147,367
State of Illinois, General Obligation, IL 5.50%, 1/1/2028	130,000	140,721
		3,179,352
IOWA — 0.8%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (a)	300,000	312,712
MARYLAND — 2.6%
Maryland Economic Development Corp. Revenue, MD Series B, AMT, 5.00%, 12/31/2036	425,000	454,237
State of Maryland, General Obligation, MD Series B, 5.00%, 8/1/2027	400,000	428,350
Washington Suburban Sanitary Commission Revenue, MD 5.00%, 6/1/2027	150,000	160,028
		1,042,615
MASSACHUSETTS — 0.7%
Massachusetts Development Finance Agency Revenue, MA Series A-2, 5.00%, 7/1/2027	250,000	266,252
MICHIGAN — 1.9%
Michigan State Housing Development Authority Revenue, MI Series A, 4.70%, 12/1/2043	750,000	758,799
MINNESOTA — 1.9%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue, MN Series A, 5.00%, 11/15/2026	435,000	449,779
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN Series B, AMT, 5.00%, 1/1/2034	300,000	334,154
		783,933
MONTANA — 0.5%
Cascade County Elementary School District No. 1 Great Falls, General Obligation, MT 3.00%, 7/1/2029	205,000	204,795
Security Description	Principal Amount	Value
NEVADA — 1.2%
Las Vegas Valley Water District, General Obligation, NV 5.00%, 6/1/2039	$500,000	$502,875
NEW JERSEY — 3.4%
Hudson County Improvement Authority Revenue, NJ 3.00%, 10/1/2034	160,000	154,166
New Jersey Economic Development Authority Revenue, NJ:
Series MMM, 5.00%, 6/15/2033	180,000	198,861
Series QQQ, 5.00%, 6/15/2033	275,000	309,276
New Jersey Transportation Trust Fund Authority Revenue, NJ Series CC, 5.25%, 6/15/2036	300,000	348,677
State of New Jersey, General Obligation, NJ Series A, 5.00%, 6/1/2027	330,000	350,004
		1,360,984
NEW YORK — 10.1%
City of New York, General Obligation, NY:
Series E1, 5.00%, 4/1/2039	300,000	342,628
Series A, 5.00%, 8/1/2025	105,000	107,499
Hudson Yards Infrastructure Corp. Revenue, NY Series A, 5.00%, 2/15/2030	300,000	317,133
Metropolitan Transportation Authority Revenue, NY:
Series E, 3.50%, 11/15/2032	110,000	109,901
Series A, 5.00%, 11/15/2037	575,000	655,397
New York City Health & Hospitals Corp. Revenue, NY Series A, 5.00%, 2/15/2039	180,000	199,094
New York City Transitional Finance Authority Building Aid Revenue, NY Series S1A, 5.00%, 7/15/2038	475,000	514,663
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series A, 5.00%, 11/1/2026	880,000	924,828
New York Transportation Development Corp. Revenue, NY:
AMT, 5.00%, 12/1/2036	250,000	273,129
AMT, 5.00%, 12/1/2037	300,000	325,029
AMT, 6.00%, 4/1/2035	250,000	283,509
		4,052,810
NORTH CAROLINA — 0.9%
County of Durham Revenue, NC Series A, 5.00%, 6/1/2042	320,000	360,975
OKLAHOMA — 3.0%
Carter County Public Facilities Authority Revenue, OK 5.00%, 9/1/2028	200,000	209,209

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Grand River Dam Authority Revenue, OK Series A, 5.00%, 6/1/2039	$700,000	$700,284
Muskogee Industrial Trust Revenue, OK 4.00%, 9/1/2032	100,000	99,649
Norman Regional Hospital Authority Revenue, OK 4.00%, 9/1/2037	230,000	206,244
		1,215,386
OREGON — 5.1%
Medford Hospital Facilities Authority Revenue, OR Series A, 5.00%, 8/15/2037	745,000	808,745
Port of Portland Airport Revenue, OR AMT, 4.00%, 7/1/2026 (a)	535,000	535,000
Warm Springs Reservation Confederated Tribe Revenue, OR Series B, 5.00%, 11/1/2039 (c)	650,000	697,848
		2,041,593
PENNSYLVANIA — 6.0%
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series A-2, 4.00%, 5/15/2053	250,000	232,923
Series A-2, 4.60%, 10/1/2046 (a)	750,000	762,473
Pennsylvania Turnpike Commission Revenue, PA:
5.00%, 6/1/2027	500,000	513,709
Series E, 6.00%, 12/1/2030 (a)	820,000	908,712
		2,417,817
TENNESSEE — 0.6%
Tennessee Housing Development Agency Revenue, TN Series 2A, 4.15%, 7/1/2038	250,000	252,937
TEXAS — 8.6%
City of Dallas, General Obligation, TX AGM, 3.13%, 2/15/2035 (b)	950,000	915,857
Love Field Airport Modernization Corp. Revenue, TX AMT, 5.00%, 11/1/2034	105,000	107,866
Lower Colorado River Authority Revenue, TX Series B, 5.00%, 5/15/2039 (a)	590,000	622,901
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX Series A, 4.00%, 11/15/2035	600,000	604,048
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX AMT, 5.50%, 12/31/2058	500,000	546,194
Security Description	Principal Amount	Value
Texas Woman's University Revenue, TX Series A, 5.00%, 7/1/2037	$585,000	$658,627
		3,455,493
UTAH — 1.0%
City of Salt Lake City Airport Revenue, UT Series A, AMT, 5.25%, 7/1/2038	375,000	419,742
VIRGINIA — 2.5%
Isle Wight County Industrial Development Authority Revenue, VA AGM, 5.25%, 7/1/2048 (b)	345,000	377,170
Virginia Beach Development Authority Revenue, VA Series A, 7.00%, 9/1/2053	100,000	111,863
Virginia Small Business Financing Authority Revenue, VA AMT, 5.00%, 1/1/2037	500,000	535,375
		1,024,408
WASHINGTON — 5.7%
Central Puget Sound Regional Transit Authority Revenue, WA Series S-1, 5.00%, 11/1/2045	105,000	107,901
King County Public Hospital District No. 1, General Obligation, WA 5.00%, 12/1/2036	590,000	623,345
Port of Seattle Revenue, WA:
Series B, 5.00%, 6/1/2034	200,000	225,056
Series C, AMT, 5.00%, 4/1/2035	750,000	751,586
State of Washington, General Obligation, WA Series A, 5.00%, 8/1/2033	250,000	265,342
Washington Health Care Facilities Authority Revenue, WA 5.00%, 8/15/2037	300,000	304,948
		2,278,178
WISCONSIN — 6.7%
Public Finance Authority Revenue, WI Series A, 4.00%, 11/15/2037	600,000	598,729
Public Finance Authority, Special Obligation, WI Series A, 5.00%, 6/1/2041 (c) (d)	100,000	97,199
State of Wisconsin, General Obligation, WI Series 1, 5.00%, 5/1/2038	600,000	701,214
Wisconsin Health & Educational Facilities Authority Revenue, WI Series A, 4.00%, 4/1/2039	800,000	777,723

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Wisconsin Housing & Economic Development Authority Housing Revenue, WI Series A, 2.05%, 11/1/2036	$675,000	$528,970
		2,703,835
TOTAL MUNICIPAL BONDS & NOTES (Cost $39,634,344)		39,860,979
	Shares
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (e) (f) (Cost $323,488)	323,488	323,488
TOTAL INVESTMENTS — 99.7% (Cost $39,957,832)		40,184,467
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		139,590
NET ASSETS — 100.0%		$40,324,057

(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp	3.2%
Build America Mutual Assurance Company	2.5%
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.2% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2024.
AMT	Alternative Minimum Tax

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$39,860,979	$—	$39,860,979
Short-Term Investment	323,488	—	—	323,488
TOTAL INVESTMENTS	$323,488	$39,860,979	$—	$40,184,467

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	263,694	$263,694	$9,369,685	$9,309,891	$—	$—	323,488	$323,488	$13,403
See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 61.0%
AUSTRALIA — 0.7%
FMG Resources August 2006 Pty. Ltd.:
5.88%, 4/15/2030 (a)	$109,000	$107,162
6.13%, 4/15/2032 (a)	8,000	7,909
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	23,000	23,850
Northern Star Resources Ltd. 6.13%, 4/11/2033 (a)	126,000	126,460
		265,381
BRAZIL — 0.3%
Petrobras Global Finance BV 6.50%, 7/3/2033	105,000	106,719
CANADA — 1.8%
Bombardier, Inc. 7.25%, 7/1/2031 (a)	30,000	30,085
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 6.25%, 9/15/2027 (a)	7,000	6,849
Enbridge, Inc. 6.20%, 11/15/2030	140,000	148,418
Garda World Security Corp. 9.50%, 11/1/2027 (a)	33,000	33,099
goeasy Ltd. 7.63%, 7/1/2029 (a)	48,000	48,149
Magna International, Inc. 5.98%, 3/21/2026	183,000	183,031
TransCanada PipeLines Ltd. 6.20%, 3/9/2026	219,000	218,634
		668,265
CHINA — 0.7%
Alibaba Group Holding Ltd. 3.15%, 2/9/2051	129,000	85,749
NXP BV/NXP Funding LLC/NXP USA, Inc. 5.00%, 1/15/2033	44,000	42,977
Prosus NV 4.19%, 1/19/2032 (a)	165,000	142,813
		271,539
FRANCE — 0.9%
BNP Paribas SA 5 yr. CMT + 3.20%, 4.63%, 1/12/2027 (a) (b)	165,000	149,449
Societe Generale SA 1 yr. CMT + 2.95%, 7.13%, 1/19/2055 (a) (b)	200,000	198,966
		348,415
GERMANY — 0.5%
Deutsche Bank AG:
SOFR + 1.72%, 3.04%, 5/28/2032 (b)	90,000	75,773
Security Description	Principal Amount	Value
SOFR + 1.87%, 2.13%, 11/24/2026 (b)	$125,000	$117,937
		193,710
HONG KONG — 0.1%
Seaspan Corp. 5.50%, 8/1/2029 (a)	50,000	43,593
IRELAND — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 1/30/2032	90,000	77,081
Bank of Ireland Group PLC 1 yr. CMT + 2.65%, 6.25%, 9/16/2026 (a) (b)	165,000	166,008
		243,089
ITALY — 2.2%
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	165,000	164,388
1 yr. CMT + 4.40%, 8.25%, 11/21/2033 (a) (b)	200,000	223,468
Telecom Italia Capital SA 7.72%, 6/4/2038	34,000	34,017
UniCredit SpA 5 yr. USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (b)	406,000	417,222
		839,095
JAPAN — 0.4%
NTT Finance Corp. 4.14%, 7/26/2024 (a)	165,000	164,198
NETHERLANDS — 0.5%
ING Groep NV SOFR + 1.56%, 6.92%, 9/11/2027 (b)	200,000	202,706
SPAIN — 1.6%
Banco Bilbao Vizcaya Argentaria SA:
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (b)	200,000	202,864
Series 9, 5 yr. CMT + 5.19%, 6.50%, 3/5/2025 (b)	200,000	198,266
CaixaBank SA SOFR + 2.26%, 6.04%, 6/15/2035 (a) (b)	200,000	201,520
		602,650
SWITZERLAND — 1.8%
Credit Suisse AG 4.75%, 8/9/2024	410,000	408,405
UBS Group AG SOFR + 3.70%, 6.44%, 8/11/2028 (a) (b)	214,000	220,435
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a)	11,000	8,116
9.50%, 6/1/2028 (a)	31,000	26,360
		663,316

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
UNITED KINGDOM — 1.5%
Barclays PLC 5 yr. CMT + 3.41%, 4.38%, 3/15/2028 (b)	$284,000	$232,900
British Telecommunications PLC 9.63%, 12/15/2030	95,000	116,515
Standard Chartered PLC 1 yr. CMT + 0.95%, 1.82%, 11/23/2025 (a) (b)	165,000	160,482
TechnipFMC PLC 6.50%, 2/1/2026 (a)	36,000	35,880
		545,777
UNITED STATES — 47.3%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	91,000	87,163
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	5,000	5,023
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	55,000	51,795
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	23,000	20,820
Alteryx, Inc. 8.75%, 3/15/2028 (a)	8,000	8,229
Amazon.com, Inc. 3.10%, 5/12/2051	85,000	60,870
AMC Networks, Inc. 4.25%, 2/15/2029	50,000	35,449
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	34,000	31,827
American Express Co. 5.85%, 11/5/2027	35,000	36,048
American International Group, Inc. Series A-9, 3 mo. USD Term SOFR + 2.87%, 5.75%, 4/1/2048 (b)	17,000	16,672
American Tower Corp. 2.30%, 9/15/2031	145,000	118,184
Ameriprise Financial, Inc. 4.50%, 5/13/2032	44,000	42,625
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	46,000	49,543
Amgen, Inc. 4.20%, 3/1/2033	90,000	84,137
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75%, 1/15/2028 (a)	65,000	63,974
6.63%, 2/1/2032 (a)	46,000	46,196
Aptim Corp. 7.75%, 6/15/2025 (a)	27,000	26,642
APX Group, Inc. 5.75%, 7/15/2029 (a)	55,000	52,875
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	38,000	31,883
Arcosa, Inc. 4.38%, 4/15/2029 (a)	24,000	22,153
Security Description	Principal Amount	Value
Aretec Group, Inc. 7.50%, 4/1/2029 (a)	$31,000	$29,502
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	17,000	16,056
Arthur J Gallagher & Co. 6.50%, 2/15/2034	95,000	102,179
ASGN, Inc. 4.63%, 5/15/2028 (a)	71,000	67,162
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (a)	48,000	43,791
AT&T, Inc. 3.80%, 12/1/2057	7,000	5,066
Avnet, Inc. 5.50%, 6/1/2032	42,000	40,697
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	153,000	140,241
Bank of America Corp.:
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (b)	95,000	75,901
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	130,000	134,488
Series MTN, SOFR + 1.33%, 6.70%, 4/2/2026 (b)	295,000	297,227
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	29,000	29,876
BGC Group, Inc. 4.38%, 12/15/2025	127,000	123,497
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	124,000	116,295
BlackRock, Inc. 2.10%, 2/25/2032	63,000	51,709
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	63,000	56,187
Blackstone Private Credit Fund:
2.35%, 11/22/2024	200,000	195,260
2.63%, 12/15/2026	131,000	119,654
Blackstone Secured Lending Fund:
2.75%, 9/16/2026	130,000	119,834
2.85%, 9/30/2028	46,000	40,554
Block, Inc. 0.13%, 3/1/2025	20,000	20,438
Blue Owl Capital Corp. II 8.45%, 11/15/2026 (a)	55,000	56,645
Blue Owl Credit Income Corp. 5.50%, 3/21/2025	100,000	99,250
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	45,000	43,646
Boise Cascade Co. 4.88%, 7/1/2030 (a)	103,000	95,744
Booking Holdings, Inc. 0.75%, 5/1/2025	5,000	9,661
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	23,000	24,887

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	$30,000	$29,406
Broadcom, Inc.:
3.50%, 2/15/2041 (a)	204,000	158,402
4.15%, 4/15/2032 (a)	116,000	107,502
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.50%, 4/1/2027 (a)	64,000	58,408
Builders FirstSource, Inc. 5.00%, 3/1/2030 (a)	17,000	16,213
Caterpillar Financial Services Corp. Series MTN, 3.65%, 8/12/2025	85,000	83,354
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.50%, 8/15/2030 (a)	85,000	71,401
4.50%, 6/1/2033 (a)	11,000	8,585
CenterPoint Energy Houston Electric LLC 5.30%, 4/1/2053	16,000	15,948
Central Garden & Pet Co. 4.13%, 10/15/2030	84,000	75,348
Century Communities, Inc. 3.88%, 8/15/2029 (a)	68,000	61,231
Chobani LLC/Chobani Finance Corp., Inc. 7.63%, 7/1/2029 (a)	9,000	9,133
Chord Energy Corp. 6.38%, 6/1/2026 (a)	36,000	36,125
Clean Harbors, Inc. 5.13%, 7/15/2029 (a)	9,000	8,666
Cleveland-Cliffs, Inc. 7.00%, 3/15/2032 (a)	68,000	68,955
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	43,000	38,288
CNX Resources Corp. 6.00%, 1/15/2029 (a)	80,000	78,403
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	25,000	23,648
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	61,000	52,104
Comcast Corp. 2.99%, 11/1/2063	80,000	49,171
Comerica, Inc. SOFR + 2.16%, 5.98%, 1/30/2030 (b)	70,000	69,199
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	53,000	46,514
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	58,000	53,430
COPT Defense Properties LP 2.75%, 4/15/2031	17,000	14,007
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	28,000	24,984
Covanta Holding Corp. 4.88%, 12/1/2029 (a)	56,000	50,256
Security Description	Principal Amount	Value
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	$111,000	$98,415
Crown Castle, Inc. 5.80%, 3/1/2034	50,000	51,188
CSI Compressco LP/CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	42,000	42,000
CVR Energy, Inc. 5.75%, 2/15/2028 (a)	55,000	51,698
CVS Health Corp.:
5.25%, 2/21/2033	89,000	89,041
5.30%, 6/1/2033	80,000	80,112
CyberArk Software Ltd. Zero Coupon, 11/15/2024	11,000	18,715
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	36,000	36,282
DaVita, Inc.:
3.75%, 2/15/2031 (a)	21,000	17,570
4.63%, 6/1/2030 (a)	50,000	44,755
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.13%, 6/1/2028 (a)	67,000	65,452
Diamondback Energy, Inc. 6.25%, 3/15/2033	85,000	90,637
Directv Financing LLC 8.88%, 2/1/2030 (a)	33,000	32,919
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	95,000	89,882
Discover Financial Services SOFR + 3.37%, 7.96%, 11/2/2034 (b)	175,000	198,228
DISH DBS Corp. 5.88%, 11/15/2024	180,000	172,015
DraftKings Holdings, Inc. Zero Coupon, 3/15/2028	35,000	30,330
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a)	49,000	51,133
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	39,000	39,611
Eli Lilly & Co. 4.70%, 2/27/2033	73,000	72,737
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	40,000	40,428
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	54,000	50,080
Energy Transfer LP:
5.95%, 5/15/2054	125,000	124,736
6.40%, 12/1/2030	140,000	147,683
EnLink Midstream LLC 6.50%, 9/1/2030 (a)	10,000	10,285
Enstar Group Ltd. 3.10%, 9/1/2031	22,000	18,275
Entegris, Inc. 3.63%, 5/1/2029 (a)	37,000	33,232

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Enterprise Products Operating LLC 5.05%, 1/10/2026	$65,000	$64,968
Enviri Corp. 5.75%, 7/31/2027 (a)	36,000	33,885
EQM Midstream Partners LP 4.00%, 8/1/2024	82,000	81,452
Eversource Energy 4.75%, 5/15/2026	219,000	216,679
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	60,000	56,072
5.25%, 5/15/2026 (a)	45,000	44,478
Fidelity National Financial, Inc. 2.45%, 3/15/2031	34,000	28,015
Fiserv, Inc. 5.45%, 3/15/2034	145,000	146,898
Foot Locker, Inc. 4.00%, 10/1/2029 (a)	82,000	69,049
Forestar Group, Inc.:
3.85%, 5/15/2026 (a)	58,000	55,395
5.00%, 3/1/2028 (a)	37,000	35,608
Fortress Transportation & Infrastructure Investors LLC:
6.50%, 10/1/2025 (a)	72,000	71,867
9.75%, 8/1/2027 (a)	24,000	24,868
Freedom Mortgage Holdings LLC 9.25%, 2/1/2029 (a)	15,000	15,348
Frontier Communications Holdings LLC:
5.88%, 11/1/2029	18,048	15,237
6.75%, 5/1/2029 (a)	68,000	60,592
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	18,000	17,196
Gap, Inc.:
3.63%, 10/1/2029 (a)	39,000	34,165
3.88%, 10/1/2031 (a)	21,000	17,762
Gartner, Inc. 3.63%, 6/15/2029 (a)	29,000	26,271
General Motors Financial Co., Inc.:
2.90%, 2/26/2025	57,000	55,593
3.80%, 4/7/2025	215,000	211,057
5.00%, 4/9/2027	68,000	67,520
5.40%, 4/6/2026	125,000	125,104
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a)	41,000	41,131
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	33,000	30,302
Global Partners LP/GLP Finance Corp. 8.25%, 1/15/2032 (a)	48,000	49,800
Global Payments, Inc. 5.40%, 8/15/2032	35,000	34,694
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	28,000	22,807
Security Description	Principal Amount	Value
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	$30,000	$27,215
Grand Canyon University 4.13%, 10/1/2024	60,000	58,619
Gray Television, Inc. 4.75%, 10/15/2030 (a)	54,000	35,454
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	26,000	23,139
Griffon Corp. 5.75%, 3/1/2028	55,000	53,887
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	56,000	50,813
Guidewire Software, Inc. 1.25%, 3/15/2025	10,000	11,530
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	32,000	29,787
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 1/20/2026 (a)	59,072	55,574
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	78,000	83,432
Hilton Domestic Operating Co., Inc. 5.88%, 4/1/2029 (a)	135,000	135,204
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	41,000	28,513
HubSpot, Inc. 0.38%, 6/1/2025	5,000	11,215
Hudson Pacific Properties LP 4.65%, 4/1/2029	7,000	5,978
Interface, Inc. 5.50%, 12/1/2028 (a)	43,000	41,193
International Business Machines Corp. 4.40%, 7/27/2032	80,000	76,956
Iron Mountain, Inc. 4.88%, 9/15/2029 (a)	150,000	140,658
ITT Holdings LLC 6.50%, 8/1/2029 (a)	17,000	15,523
Jabil, Inc. 5.45%, 2/1/2029	11,000	11,064
Jackson Financial, Inc. 3.13%, 11/23/2031	165,000	137,443
JPMorgan Chase & Co.:
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	80,000	60,765
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	110,000	107,622
SOFR + 2.58%, 5.72%, 9/14/2033 (b)	60,000	61,188
Series HH, 3 mo. USD Term SOFR + 3.13%, 4.60%, 2/1/2025 (b)	90,000	88,700

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series II, 3 mo. USD Term SOFR + 2.75%, 4.00%, 4/1/2025 (b)	$130,000	$126,461
KB Home:
4.00%, 6/15/2031	8,000	7,093
4.80%, 11/15/2029	89,000	84,884
Kinder Morgan, Inc. 4.80%, 2/1/2033	85,000	81,332
Kohl's Corp. 4.63%, 5/1/2031	57,000	47,987
Landsea Homes Corp. 8.88%, 4/1/2029 (a)	49,000	48,738
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	6,000	5,514
Liberty Mutual Group, Inc. 4.30%, 2/1/2061 (a)	100,000	63,974
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	35,000	26,761
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	86,000	78,296
Lowe's Cos., Inc. 2.80%, 9/15/2041	95,000	67,543
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	47,000	46,652
M/I Homes, Inc. 4.95%, 2/1/2028	90,000	85,765
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	19,000	20,202
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	22,000	23,853
McCormick & Co., Inc. 4.95%, 4/15/2033	73,000	72,255
Medtronic Global Holdings SCA 4.25%, 3/30/2028	47,000	46,162
Micron Technology, Inc.:
3.37%, 11/1/2041	58,000	43,086
5.30%, 1/15/2031	60,000	60,384
6.75%, 11/1/2029	80,000	85,859
MicroStrategy, Inc. 6.13%, 6/15/2028 (a)	13,000	12,558
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	28,000	16,582
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a)	34,000	31,303
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	35,000	25,371
Moody's Corp. 2.00%, 8/19/2031	56,000	45,619
Moog, Inc. 4.25%, 12/15/2027 (a)	90,000	84,768
Security Description	Principal Amount	Value
Morgan Stanley:
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	$140,000	$110,663
SOFR + 2.08%, 4.89%, 7/20/2033 (b)	90,000	87,297
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (b)	68,000	67,957
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (b)	50,000	50,157
MPLX LP 4.95%, 9/1/2032	60,000	58,337
MSCI, Inc. 3.63%, 11/1/2031 (a)	25,000	21,718
Murphy Oil USA, Inc. 4.75%, 9/15/2029	61,000	57,877
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (a)	27,000	26,422
7.13%, 2/1/2032 (a)	42,000	41,696
NCL Corp. Ltd.:
3.63%, 12/15/2024 (a)	23,000	22,683
5.88%, 3/15/2026 (a)	36,000	35,548
Nestle Holdings, Inc.:
2.50%, 9/14/2041 (a)	95,000	68,410
4.13%, 10/1/2027 (a)	125,000	122,447
New Fortress Energy, Inc. 6.50%, 9/30/2026 (a)	72,000	69,343
Newfold Digital Holdings Group, Inc. 6.00%, 2/15/2029 (a)	37,000	28,866
Newmark Group, Inc. 7.50%, 1/12/2029 (a)	90,000	92,539
News Corp. 3.88%, 5/15/2029 (a)	69,000	63,223
NextEra Energy Capital Holdings, Inc.:
4.26%, 9/1/2024	50,000	49,684
6.05%, 3/1/2025	31,000	31,120
NFP Corp. 6.88%, 8/15/2028 (a)	40,000	40,508
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (a)	18,000	18,437
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 4/15/2026	21,000	20,993
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	28,000	27,448
Noble Finance II LLC 8.00%, 4/15/2030 (a)	77,000	80,212
NRG Energy, Inc.:
2.75%, 6/1/2048	10,000	16,556
3.38%, 2/15/2029 (a)	80,000	71,154
3.63%, 2/15/2031 (a)	43,000	37,124
5.25%, 6/15/2029 (a)	12,000	11,509

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Oncor Electric Delivery Co. LLC 4.30%, 5/15/2028	$94,000	$91,983
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a)	25,000	25,825
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a)	25,000	24,660
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	53,000	49,511
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	25,000	25,446
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	24,000	22,473
Patrick Industries, Inc. 4.75%, 5/1/2029 (a)	42,000	39,212
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	40,000	38,717
Phinia, Inc. 6.75%, 4/15/2029 (a)	15,000	15,146
Pike Corp. 5.50%, 9/1/2028 (a)	24,000	22,951
Pitney Bowes, Inc. 7.25%, 3/15/2029 (a)	50,000	44,669
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	19,000	19,418
Presidio Holdings, Inc. 8.25%, 2/1/2028 (a)	24,000	23,934
Prudential Financial, Inc. 5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (b)	45,000	44,830
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	115,000	115,214
Public Storage Operating Co. 2.25%, 11/9/2031	44,000	36,514
QUALCOMM, Inc. 5.40%, 5/20/2033	130,000	136,386
QVC, Inc.:
4.75%, 2/15/2027	47,000	41,805
5.45%, 8/15/2034	13,000	8,635
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	45,000	46,746
Rand Parent LLC 8.50%, 2/15/2030 (a)	19,000	18,799
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	27,000	24,779
Republic Services, Inc. 5.00%, 4/1/2034	21,000	20,837
Resideo Funding, Inc. 4.00%, 9/1/2029 (a)	107,000	95,970
ROBLOX Corp. 3.88%, 5/1/2030 (a)	111,000	97,810
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	68,000	63,600
Security Description	Principal Amount	Value
Royal Caribbean Cruises Ltd.:
5.38%, 7/15/2027 (a)	$7,000	$6,899
5.50%, 4/1/2028 (a)	10,000	9,878
7.50%, 10/15/2027	7,000	7,373
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a)	14,000	12,285
11.25%, 12/15/2027 (a)	32,000	30,042
Sammons Financial Group, Inc. 6.88%, 4/15/2034 (a)	95,000	95,718
Santander Holdings USA, Inc. SOFR + 1.25%, 2.49%, 1/6/2028 (b)	110,000	100,003
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (a)	35,000	21,491
Seagate HDD Cayman:
8.50%, 7/15/2031 (a)	61,000	65,896
9.63%, 12/1/2032	47,000	53,588
Sempra 3.70%, 4/1/2029	22,000	20,577
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (a)	46,000	33,143
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	10,000	8,921
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	59,000	57,676
Southern Co. 5.15%, 10/6/2025	175,000	174,786
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	31,000	30,763
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	49,000	45,980
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	18,000	15,093
4.38%, 7/15/2030 (a)	50,000	44,903
5.00%, 2/15/2027 (a)	13,000	12,612
Starwood Property Trust, Inc. 4.38%, 1/15/2027 (a)	145,000	136,399
Steelcase, Inc. 5.13%, 1/18/2029	101,000	95,468
Stem, Inc. 0.50%, 12/1/2028 (a)	176,000	85,216
StoneMor, Inc. 8.50%, 5/15/2029 (a)	22,000	15,219
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	46,000	41,683
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/2029	76,000	70,765
Synchrony Financial 7.25%, 2/2/2033	54,000	53,732
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	95,000	101,566
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	82,000	79,055

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 3/1/2027 (a)	$5,000	$4,922
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (a)	74,000	73,578
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	44,000	37,417
4.00%, 4/15/2029 (a)	54,000	49,056
Tenneco, Inc. 8.00%, 11/17/2028 (a)	26,000	23,720
Texas Instruments, Inc. 4.90%, 3/14/2033	94,000	94,998
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	45,000	40,300
Titan International, Inc. 7.00%, 4/30/2028	39,000	38,495
T-Mobile USA, Inc. 4.80%, 7/15/2028	146,000	144,790
TMS International Corp. 6.25%, 4/15/2029 (a)	26,000	23,804
TopBuild Corp. 3.63%, 3/15/2029 (a)	63,000	57,288
TransDigm, Inc.:
6.88%, 12/15/2030 (a)	63,000	64,264
7.13%, 12/1/2031 (a)	35,000	36,103
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	94,000	92,459
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	68,000	60,993
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	25,000	25,042
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	27,000	28,467
Tronox, Inc. 4.63%, 3/15/2029 (a)	56,000	50,188
Uber Technologies, Inc.:
7.50%, 9/15/2027 (a)	8,000	8,194
8.00%, 11/1/2026 (a)	41,000	41,471
Unisys Corp. 6.88%, 11/1/2027 (a)	49,000	43,691
United Airlines Pass-Through Trust:
Series 2020-1, Class A, 5.88%, 4/15/2029	24,558	24,511
Series 2020-1, Class B, 4.88%, 7/15/2027	85,623	84,102
United Parcel Service, Inc. 4.88%, 3/3/2033	104,000	104,168
UnitedHealth Group, Inc. 5.88%, 2/15/2053	85,000	92,016
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	47,000	45,633
Urban One, Inc. 7.38%, 2/1/2028 (a)	37,000	31,502
USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 3/15/2029 (a)	68,000	68,770
Security Description	Principal Amount	Value
USI, Inc. 7.50%, 1/15/2032 (a)	$24,000	$24,026
Valaris Ltd. 8.38%, 4/30/2030 (a)	54,000	55,613
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a)	35,000	32,083
Verizon Communications, Inc.:
2.10%, 3/22/2028	136,000	122,488
2.85%, 9/3/2041	24,000	17,280
3.55%, 3/22/2051	61,000	45,245
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	105,000	97,693
Viasat, Inc. 7.50%, 5/30/2031 (a)	37,000	26,854
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	51,000	41,854
Virtusa Corp. 7.13%, 12/15/2028 (a)	28,000	25,244
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	25,000	23,169
5.00%, 7/31/2027 (a)	97,000	93,990
5.63%, 2/15/2027 (a)	21,000	20,676
VMware LLC 4.50%, 5/15/2025	240,000	237,679
Vornado Realty LP 3.40%, 6/1/2031	11,000	8,704
Warnermedia Holdings, Inc. 6.41%, 3/15/2026	58,000	58,002
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	45,000	43,961
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	24,000	23,646
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	25,000	24,701
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	26,000	27,143
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	37,000	34,225
Wells Fargo & Co.:
SOFR + 1.79%, 6.30%, 10/23/2029 (b)	150,000	156,268
SOFR + 2.02%, 5.39%, 4/24/2034 (b)	73,000	72,453
Werner FinCo LP/Werner FinCo, Inc. 11.50%, 6/15/2028 (a)	7,000	7,634
Western Midstream Operating LP 6.15%, 4/1/2033	11,000	11,277
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	26,000	25,509
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 8/15/2028 (a)	17,000	15,753

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
World Acceptance Corp. 7.00%, 11/1/2026 (a)	$16,000	$14,882
Xerox Holdings Corp. 5.50%, 8/15/2028 (a)	65,000	59,177
XPO CNW, Inc. 6.70%, 5/1/2034	11,000	11,459
XPO, Inc. 7.13%, 6/1/2031 (a)	101,000	103,688
Zillow Group, Inc. 0.75%, 9/1/2024	10,000	11,823
		17,814,631
TOTAL CORPORATE BONDS & NOTES (Cost $22,963,285)		22,973,084
ASSET-BACKED SECURITIES — 9.2%
AMMC CLO 15 Ltd. Series 2014-15A, Class BR3, 3 mo. USD Term SOFR + 1.91%, 7.23%, 1/15/2032 (a) (b)	250,000	249,400
Anchorage Capital CLO 9 Ltd. Series 2016-9A, Class AR2, 3 mo. USD Term SOFR + 1.40%, 6.72%, 7/15/2032 (a) (b)	250,000	250,000
CBAM Ltd. Series 2018-6A, Class B2R, ABS, 3 mo. USD Term SOFR + 2.36%, 7.68%, 1/15/2031 (a) (b)	255,000	254,665
Clover CLO LLC Series 2018-1A, Class BR, 3 mo. USD Term SOFR + 1.96%, 7.28%, 4/20/2032 (a) (b)	320,000	319,264
Elmwood CLO V Ltd. Series 2020-2A, Class AR, 3 mo. USD Term SOFR + 1.41%, 6.73%, 10/20/2034 (a) (b)	250,000	249,900
Generate CLO 2 Ltd. Series 2A, Class BR, 3 mo. USD Term SOFR + 1.71%, 7.03%, 1/22/2031 (a) (b)	250,000	249,300
Greywolf CLO VI Ltd. Series 2018-1A, Class A1, 3 mo. USD Term SOFR + 1.29%, 6.61%, 4/26/2031 (a) (b)	224,496	224,249
Hayfin U.S. XII Ltd. Series 2018-8A, Class B, ABS, 3 mo. USD Term SOFR + 1.74%, 7.06%, 4/20/2031 (a) (b)	250,000	249,075
KKR CLO 22 Ltd. Series 22A, Class B, 3 mo. USD Term SOFR + 1.86%, 7.18%, 7/20/2031 (a) (b)	250,000	249,300
OHA Credit Funding 6 Ltd. Series 2020-6A, Class AR, 3 mo. USD Term SOFR + 1.40%, 6.72%, 7/20/2034 (a) (b)	250,000	250,112
Security Description	Principal Amount	Value
OneMain Direct Auto Receivables Trust Series 2021-1A, Class A, ABS, 0.87%, 7/14/2028 (a)	$425,775	$411,135
OZLM Funding IV Ltd. Series 2013-4A, Class A2R, 3 mo. USD Term SOFR + 1.96%, 7.28%, 10/22/2030 (a) (b)	250,000	249,425
Post CLO Ltd. Series 2023-1A, Class B1, 3 mo. USD Term SOFR + 2.50%, 7.82%, 4/20/2036 (a) (b)	250,000	252,363
TOTAL ASSET-BACKED SECURITIES (Cost $3,420,496)		3,458,188
	Shares
CONVERTIBLE BONDS — 0.8%
UNITED STATES — 0.8%
Axon Enterprise, Inc. 0.50%, 12/15/2027	10,000	14,534
Cloudflare, Inc. 8/15/2026	36,000	33,745
Fluor Corp. 1.13%, 8/15/2029 (a)	15,000	16,903
Freshpet, Inc. 3.00%, 4/1/2028	9,000	16,177
Liberty Media Corp. 3.75%, 3/15/2028	15,000	18,425
Liberty Media Corp.-Liberty Formula One 2.25%, 8/15/2027	20,000	20,257
Liberty TripAdvisor Holdings, Inc. 0.50%, 6/30/2051 (a)	30,000	28,163
Nutanix, Inc. 0.25%, 10/1/2027	10,000	12,277
Parsons Corp. 2.63%, 3/1/2029 (a)	15,000	16,353
Royal Caribbean Cruises Ltd. 6.00%, 8/15/2025	5,000	14,210
Sarepta Therapeutics, Inc. 1.25%, 9/15/2027	10,000	11,695
Seagate HDD Cayman 3.50%, 6/1/2028 (a)	10,000	12,709
TransMedics Group, Inc. 1.50%, 6/1/2028 (a)	10,000	10,882
Uber Technologies, Inc. 0.88%, 12/1/2028 (a)	35,000	43,365
Welltower OP LLC 2.75%, 5/15/2028 (a)	15,000	16,723
Western Digital Corp. 3.00%, 11/15/2028 (a)	10,000	14,691

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Zscaler, Inc. 0.13%, 7/1/2025	10,000	$13,644
		314,753
TOTAL CONVERTIBLE BONDS (Cost $299,947)		314,753
CONVERTIBLE FOREIGN BONDS — 0.1%
UNITED STATES — 0.1%
Carnival Corp. 5.75%, 12/1/2027	10,000	15,082
TOTAL CONVERTIBLE FOREIGN BONDS (Cost $14,938)		15,082
	Principal Amount
SENIOR FLOATING RATE LOANS — 20.1%
ADVERTISING SERVICES — 0.4%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.44%, 8/23/2028 (b)	$28,144	28,179
CMG Media Corp., 2021 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.82%, 12/17/2026 (b)	145,855	127,558
		155,737
AEROSPACE & DEFENSE — 0.1%
TransDigm, Inc., 2023 Term Loan J, 1 mo. USD Term SOFR + 3.25%, 8.60%, 2/14/2031 (b)	39,900	40,141
AIR FREIGHT & LOGISTICS — 0.3%
Rand Parent LLC, 2023 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.57%, 3/17/2030 (b)	95,040	95,322
AIRLINES — 0.8%
American Airlines, Inc.:
2021 Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.33%, 4/20/2028 (b)	93,500	97,260
2023 1st Lien Term Loan, 6 mo. USD Term SOFR + 3.50%, 8.77%, 6/4/2029 (b)	115,000	115,503
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.07%, 10/20/2027 (b)	81,000	83,641
		296,404
Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.6%
First Brands Group LLC:
2021 Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.57%, 3/30/2027 (b)	$63,545	$63,719
2022 Incremental Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.57%, 3/30/2027 (b)	49,175	49,268
Wheel Pros LLC, 2023 FILO Term Loan, 3 mo. USD Term SOFR + 8.88%, 14.46%, 2/10/2028 (b)	94,000	101,990
		214,977
BROADCAST SERV/PROGRAM — 0.8%
E.W. Scripps Co., 2019 Term Loan B2, 1 mo. USD Term SOFR + 2.56%, 8.00%, 5/1/2026 (b)	322,201	319,784
BUILDING MATERIALS — 0.2%
MI Windows and Doors LLC, 2024 Term Loan B2 (c)	58,000	58,345
BUILDING PRODUCTS — 0.6%
ACProducts, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.86%, 5/17/2028 (b)	57	52
Emrld Borrower LP, Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.79%, 5/31/2030 (b)	190,326	190,468
Oscar AcquisitionCo LLC, Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.95%, 4/29/2029 (b)	30,612	30,728
		221,248
CHEMICALS — 0.9%
Aruba Investments Holdings LLC, 2020 USD Term Loan, 1 mo. USD Term SOFR + 0.00%, 9.43%, 11/24/2027 (b)	128,354	128,354
Bakelite US Holdco, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.31%, 5/29/2029 (b)	53,863	53,998
LSF11 A5 Holdco LLC, Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.94%, 10/15/2028 (b)	109,537	109,715
Olympus Water U.S. Holding Corp., 2021 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.32%, 11/9/2028 (b)	54,361	54,460
		346,527
COMMERCIAL SERVICES — 2.2%
Albion Financing 3 SARL, USD Term Loan, 3 mo. USD Term SOFR + 5.25%, 10.83%, 8/17/2026 (b)	103,570	104,217

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Camelot U.S. Acquisition LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.08%, 1/31/2031 (b)	$111,798	$111,882
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.94%, 6/2/2028 (b)	23,371	22,909
GTCR W Merger Sub LLC, USD Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.31%, 1/31/2031 (b)	266,000	267,275
Kingpin Intermediate Holdings LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.83%, 2/8/2028 (b)	96,661	96,782
Mckissock Investment Holdings LLC, Incremental Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.38%, 3/12/2029 (b)	93,765	94,196
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 10.42%, 4/11/2029 (b)	129,348	119,559
Prime Security Services Borrower LLC, 2023 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.83%, 10/14/2030 (b)	23,028	23,069
		839,889
COMMERCIAL SERVICES & SUPPLIES — 0.4%
McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.75%, 10.19%, 7/28/2028 (b)	156,607	157,082
COMMUNICATIONS EQUIPMENT — 0.2%
CommScope, Inc., 2019 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.58%, 4/6/2026 (b)	102,887	93,627
COMPUTERS — 0.7%
Genuine Financial Holdings LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.32%, 9/27/2030 (b)	120,395	119,733
NCR Atleos LLC, Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.16%, 3/27/2029 (b)	139,000	139,869
		259,602
CONSTRUCTION & ENGINEERING — 0.2%
VM Consolidated, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.08%, 3/24/2028 (b)	78,102	78,512
Security Description	Principal Amount	Value
CONTAINERS & PACKAGING — 0.3%
Graham Packaging Co., Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.44%, 8/4/2027 (b)	$116,146	$116,256
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Paysafe Holdings U.S. Corp., USD Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 8.19%, 6/28/2028 (b)	156,006	155,095
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Crown Subsea Communications Holding, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.07%, 1/30/2031 (b)	72,727	73,242
ENERGY-ALTERNATE SOURCES — 0.2%
Array Technologies, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.69%, 10/14/2027 (b)	86,784	86,802
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.33%, 9/29/2028 (b)	62,685	62,764
Medline Borrower LP, 2024 Term Loan B (c)	50,069	50,251
		113,015
HEALTH CARE PROVIDERS & SERVICES — 1.9%
Agiliti Health, Inc., 2023 Term Loan, 3 mo. USD Term SOFR + 3.00%, 8.33%, 5/1/2030 (b)	156,132	155,693
Avantor Funding, Inc., 2021 Term Loan B5, 1 mo. USD Term SOFR + 2.25%, 7.68%, 11/8/2027 (b)	17,545	17,592
CHG Healthcare Services, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.69%, 9/29/2028 (b)	292,500	293,079
LifePoint Health, Inc.:
2023 Term Loan B, 3 mo. USD Term SOFR + 5.50%, 11.09%, 11/16/2028 (b)	120,000	120,461
2024 Term Loan B (c)	119,678	120,137
		706,962

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE — 0.5%
19th Holdings Golf LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.35%, 8.67%, 2/7/2029 (b)	$154,040	$150,671
Caesars Entertainment, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.66%, 2/6/2030 (b)	44,550	44,733
		195,404
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.6%
Kohler Energy Co. LLC, USD Term Loan B (c)	210,000	210,568
INSURANCE — 0.9%
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.08%, 2/24/2028 (b)	218,390	219,035
USI, Inc.:
2023 Acquisition Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.60%, 9/27/2030 (b)	21,945	21,988
2023 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.35%, 11/22/2029 (b)	98,753	98,917
		339,940
INTERNET & TELECOM — 0.3%
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.68%, 12/6/2027 (b)	102,098	99,127
Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.08%, 3/3/2030 (b)	32,426	32,603
		131,730
IT SERVICES — 0.0% (d)
Access CIG LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 5.00%, 10.33%, 8/18/2028 (b)	6,982	6,999
LEISURE INDUSTRY — 0.4%
Carnival Corp., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.32%, 8/8/2027 (b)	139,943	140,322
MEDIA — 0.7%
Cengage Learning, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.58%, 3/15/2031 (b)	55,878	55,887
Directv Financing LLC, 2024 Term Loan, 2 mo. USD Term SOFR + 5.00%, 10.25%, 8/2/2029 (b)	110,181	110,276
Security Description	Principal Amount	Value
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.25%, 9.58%, 5/3/2028 (b)	$108,183	$107,666
		273,829
MISCELLANEOUS MANUFACTUR — 0.2%
Gates Global LLC, 2021 Term Loan B3, 1 mo. USD Term SOFR + 2.50%, 7.93%, 3/31/2027 (b)	70,066	70,271
PHARMACEUTICALS — 0.8%
IVC Acquisition Ltd., 2023 USD Term Loan B, 3 mo. USD Term SOFR + 5.50%, 10.82%, 12/12/2028 (b)	78,000	78,292
Jazz Financing Lux SARL, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.44%, 5/5/2028 (b)	91,951	92,526
Organon & Co., USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.43%, 6/2/2028 (b)	112,394	112,933
		283,751
PROFESSIONAL SERVICES — 0.2%
Proofpoint, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.58%, 8/31/2028 (b)	73,707	73,828
RETAIL — 0.3%
CWGS Group LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.94%, 6/3/2028 (b)	119,692	116,909
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
Altar Bidco, Inc., 2021 Term Loan, 12 mo. USD Term SOFR + 3.10%, 7.95%, 2/1/2029 (b)	130,674	130,707
SOFTWARE — 1.7%
Dun & Bradstreet Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.08%, 1/18/2029 (b)	125,017	125,133
Open Text Corp., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.18%, 1/31/2030 (b)	164,630	165,099
Project Alpha Intermediate Holding, Inc., 2023 1st Lien Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.06%, 10/28/2030 (b)	143,125	144,069
Sabre Global, Inc.:
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.50%, 8.94%, 12/17/2027 (b)	45,101	38,465

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 8.94%, 12/17/2027 (b)	$70,658	$60,261
UKG, Inc., 2024 Term Loan B (c)	100,126	100,767
		633,794
SPECIALTY RETAIL — 0.9%
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.57%, 4/15/2028 (b)	125,472	112,897
PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.18%, 2/11/2028 (b)	219,190	218,962
		331,859
TRANSPORT-SERVICES — 0.6%
Endure Digital, Inc., Term Loan, 6 mo. USD Term SOFR + 3.50%, 9.42%, 2/10/2028 (b)	98,578	96,434
PODS LLC, 2021 Term Loan B (c)	118,696	116,922
		213,356
TOTAL SENIOR FLOATING RATE LOANS (Cost $7,594,743)		7,581,836
Shares
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 4.5%
SPDR Blackstone Senior Loan ETF (e) (Cost $ 1,687,776)	40,506	$1,705,708
Principal Amount
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.3%
COMM Mortgage Trust Series 2012-CR3, Class B, 3.92%, 10/15/2045 (a) (Cost $96,054)	$97,024	92,274

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (f) (g) (Cost $1,241,319)	1,241,319	$1,241,319
TOTAL INVESTMENTS — 99.3% (Cost $37,318,558)		37,382,244
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		281,672
NET ASSETS — 100.0%		$37,663,916
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 39.7% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Position is unsettled. Contract rate was not determined at March 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)	Amount is less than 0.05% of net assets.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2024.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

At March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Note Futures (long)	29	06/28/2024	$5,933,898	$5,930,046	$(3,852)
Ultra U.S. Treasury Bond Futures (long)	9	06/18/2024	1,138,998	1,161,000	22,002
U.S. Treasury Bond Futures (long)	14	06/18/2024	1,664,883	1,686,125	21,242
10 Yr. U.S. Treasury Ultra Futures (long)	18	06/18/2024	2,040,469	2,062,969	22,500
5 Yr. U.S. Treasury Note Futures (long)	5	06/28/2024	533,320	535,078	1,758
					$63,650

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$22,973,084	$—	$22,973,084
Asset-Backed Securities	—	3,458,188	—	3,458,188
Commercial Mortgage Backed Securities	—	92,274	—	92,274
Convertible Bonds	—	314,753	—	314,753
Convertible Foreign Bonds	—	15,082	—	15,082
Mutual Funds and Exchange Traded Products	1,705,708	—	—	1,705,708
Senior Floating Rate Loans	—	7,581,836	—	7,581,836
Short-Term Investment	1,241,319	—	—	1,241,319
TOTAL INVESTMENTS	$2,947,027	$34,435,217	$—	$37,382,244
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$67,502	$—	$—	$67,502
Futures Contracts - Unrealized Depreciation	(3,852)	—	—	(3,852)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$63,650	$—	$—	$63,650

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
SPDR Blackstone Senior Loan ETF	23,140	$968,872	$727,005	$—	$—	$9,831	40,506	$1,705,708	$98,196
State Street Institutional U.S. Government Money Market Fund, Class G Shares	585,448	585,448	12,607,123	11,951,252	—	—	1,241,319	1,241,319	64,113
Total		$1,554,320	$13,334,128	$11,951,252	$—	$9,831		$2,947,027	$162,309
See accompanying notes to Schedule of Investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
•  Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Fair value pricing could result in a difference between the prices used to calculate a Portfolio's or Fund's NAV and the prices used by the Portfolios' or Funds' underlying benchmark. Various inputs are used in determining the value of the Portfolios' or Funds' investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2024, is disclosed in the Fund's respective Schedules of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
During the period ended March 31, 2024, the SPDR SSGA Ultra Short Term Bond ETF and SPDR Loomis Sayles Opportunistic Bond ETF entered into futures contracts to hedge interest rate risk and manage duration.
Loan Agreements
The Blackstone Senior Loan ETF, SPDR DoubleLine Total Return Tactical ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF, SPDR Loomis Sayles Opportunistic Bond ETF and SPDR Blackstone High Income ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2024, are disclosed in the Funds' respective Schedules of Investments.